UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2011

Date of reporting period: October 1, 2010 — March 31, 2011

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOLS
(CLASS A SHARES)

PAEAX: Growth Portfolio
PABAX: Balanced Portfolio
PACAX: Conservative Portfolio

Putnam Asset Allocation Funds

Semiannual report 3|31|11

A world of investing.™

Putnam INVESTMENTS

ASSET ALLOCATION FUNDS invest in a mix of many different types of investments to help weather changing market environments.

Putnam
Asset Allocation
Funds

Semiannual report
3 | 31 | 11

Message from the Trustees	1

About the funds	2

Performance snapshots	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	10

Your fund’s expenses	13

Terms and definitions	16

Other information for shareholders	17

Financial statements	18

Message from the Trustees

Dear Fellow Shareholder:

The U.S. economy and markets continue to improve, despite the many headwinds that they face. The stock market has shown resilience, recently hitting multiple-year highs. The number of U.S. companies paying dividends is significantly higher than a year ago, and corporate profits remain strong.

Even with this positive news, Putnam believes that volatility will continue to roil the markets in the months ahead. Federal budget issues, inflationary pressures, stubbornly high unemployment, and global developments from Japan to Libya have created a cloud of uncertainty. In addition, the U.S. fixed-income market faces the end of the Federal Reserve’s quantitative easing program and the prospects of a tighter monetary policy in the future. We believe, however, that Putnam’s active, research-intensive approach is well suited to uncovering opportunities in this environment.

In addition, Putnam would like to thank Richard B. Worley and Myra R. Drucker, who have retired from the Board of Trustees, for their many years of dedicated and thoughtful leadership.

Lastly, we would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

About the funds

Portfolios for investors with different goals and appetites for risk

Putnam Asset Allocation Funds provide balanced diversification through three portfolios — Growth, Balanced, and Conservative — designed for investors with different goals and tolerance for risk. Each portfolio has a distinct objective and a target mix of stocks and bonds.

The mix of holdings is rebalanced regularly as the funds’ managers take profits on investments that have outperformed and invest the proceeds in areas they believe offer greater future potential. The managers believe that spreading fund holdings across a variety of asset classes can help to smooth the ups and downs of the market.

Combining insights gained from proprietary research with expertise in the tools and concepts of diversification, Putnam’s asset allocation specialists create investment strategies for each fund. These strategies integrate the global perspective of experienced portfolio managers, flexible weightings of asset classes in accordance with their perceived attractiveness, and individual security analysis to add value within each asset class.

The managers also draw on the resources of Putnam’s global research group, which covers securities worldwide; on the recommendations of Putnam’s investment-style teams, which are based on in-depth analysis of specific market segments; and on input from the firm’s market strategists.

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Performance snapshots

Putnam Asset Allocation Funds

Class A share annualized total return (%) comparison as of 3/31/11

	Growth Portfolio		Balanced Portfolio		Conservative Portfolio
(inception dates)	(2/8/94)		(2/7/94)		(2/7/94)
	Before sales	After sales	Before sales	After sales	Before sales	After sales
	charge	charge	charge	charge	charge	charge

Annual average	7.40%	7.03%	6.76%	6.39%	5.94%	5.57%
(life of fund)

10 years	65.83	56.31	55.02	46.06	56.13	47.09
Annual average	5.19	4.57	4.48	3.86	4.56	3.93

5 years	16.64	9.91	18.75	11.96	21.96	14.89
Annual average	3.13	1.91	3.50	2.29	4.05	2.81

3 years	11.89	5.45	15.18	8.57	16.22	9.53
Annual average	3.82	1.78	4.82	2.78	5.14	3.08

1 year	14.73	8.15	13.51	6.94	9.45	3.13

6 months*	14.24	7.63	11.47	5.05	6.13	0.07

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. See pages 5 and 10–13 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

Interview with your fund’s portfolio manager

Jeffrey L. Knight, CFA

What will be the impact of recent crises on global markets?

We saw several events that could have caused a significant setback for markets, beginning in January with the political upheavals in the Middle East and North Africa. Then in March came the devastating tragedy in Japan, a combined major earthquake, tsunami, and nuclear crisis. Meanwhile, the sovereign debt issues in Europe continued to cause trouble.

This remarkable combination of threats posed a credible danger to stock prices that had rallied so strongly since last September, and to the economic momentum that had been building. Yet, impressively, both economic data and financial markets remained resilient. This resilience suggests that markets still have broad confidence in the economic expansion and the potential for business growth.

Were the funds invested in Japan during the period?

Yes, but the positions were underweight relative to our normal strategic allocations even before the disasters occurred. While the disasters had a negative impact, the effect was muted by the underweight position.

Did the funds have exposure to the markets of the Middle East and North Africa, which experienced political unrest?

Growth Portfolio and Balanced Portfolio have significant investments in international stock markets as part of their standard allocations, and these positions include emerging markets. However, the funds did not have investments in the countries that made some of the biggest headlines, such as Egypt, Tunisia, and Libya. Overall, though, stocks in emerging markets lagged, so the funds’ investments in emerging markets had an adverse effect on relative results during the period.

This chart shows the performance of broad market indexes for the six months ended 3/31/11. See pages 4 and 10–13 for fund performance information. Index descriptions can be found on page 16.

How have high oil prices influenced your strategy?

In the first three months of 2011, oil prices spiked higher by roughly 20%, and this caused oil prices to decouple from stock prices. During the previous two years, these prices had risen and fallen in unison.

This is an important new development and shows that the recovery has reached a more mature phase. We believe that oil, as well as commodities in general, might now offer more attractive diversification potential to a portfolio that holds equities. Commodities might also be more beneficial investments as inflation pressures build.

Which investments helped results?

Fixed-income investments, including high-yield bonds, added to results for each portfolio.

How did you achieve this, given that the bond market retreated?

As recently as last summer, Treasuries were a leading investment as global markets feared a double-dip recession. However, in our view, by last summer the types of bonds that compose the Aggregate Index — Treasuries and government agency mortgage-backed securities — looked vulnerable to rising interest rates, and offered little return to compensate investors for this risk.

We positioned our fixed-income weightings to favor a variety of mortgage-backed securities that had reached distressed price levels during the 2008 crisis. We also built overweights to high-yield bonds that benefited from improving credit conditions and rising corporate profits. These securities continued to contribute positive results for the portfolios.

What was your strategy with the equity investments?

Aside from Japan, portfolio weightings in international markets were generally neutral versus our strategic weightings. While we were confident in the growth potential in emerging markets, our enthusiasm was tempered by rising inflation in these markets. We did not take large positions in the major markets such

This chart shows how the fund’s top investment strategy weightings have changed over the past six months. Weightings are shown as a percentage of net assets and may not reflect the underlying security-specific sector risks within the fund. Holdings will vary over time.

as China, Brazil, and Russia. In Europe, we did not have large positions in the countries most vulnerable to the sovereign debt problems, such as Ireland, Portugal, and Spain.

In U.S. equities, we had small overweights to U.S. small-cap growth and small-cap value stocks. These overweights helped all three portfolios, as did our security selections in these asset classes. However, in each portfolio we had small underweight positions in large caps, and this had an adverse impact on performance.

How did foreign currency exposures affect performance?

For most of the period, currency had a relatively minor effect on performance. We generally hedge a portion of our foreign currency exposure with forward currency contracts. By way of background, a forward currency contract-holder is obligated to buy or sell the underlying currency at a specified price, at a specified quantity, and on a speci-fied future date. Given the weakness of the dollar in the period, foreign currency exposure was generally helpful. A short position on the Japanese yen during March, however, had an adverse impact when, following the natural disasters, the yen strengthened because of expectations that Japanese insurance companies would sell foreign holdings and send money back to Japan to prepare for property claims.

How did you manage derivatives in the portfolio?

We use a variety of derivatives to establish exposures in the portfolios. For example, we purchase and write options to hedge pricing risk, to generate income, and to enhance returns from the underlying securities. We use futures contracts to equitize cash and manage exposure to market risk. With forward currency

This chart shows how the fund’s top investment strategy weightings have changed over the past six months. Weightings are shown as a percentage of net assets and may not reflect the underlying security-specific sector risks within the fund. Holdings will vary over time.

contracts, we hedge foreign exchange risk or gain exposure to specific currencies. We also use total return swaps to manage or hedge exposures to countries and sectors, as well as interest-rate swaps to hedge interest-rate and prepayment risk. We use credit default swaps to hedge credit and market risk or to gain exposure to specific securities or baskets of securities.

During the period, Growth Portfolio implemented strategies with futures, interest-rate swaps, and credit default swaps. Balanced Portfolio’s primary derivatives strategies involved interest-rate swaps. For Conservative Portfolio, our measures to overcome interest-rate risk meant that a number of derivatives hedging strategies played a significant role, such as futures and interest-rate swaps, total return swaps, and credit default swaps.

Can you comment on the dividend reductions for Conservative Portfolio and Balanced Portfolio?

These reductions reflect the general lower level of interest income for the funds as a result of declining yields in the market place. Bond yields across most sectors have fallen in recent years, and this eventually feeds through to portfolios with significant bond holdings, such as Conservative Portfolio and Balanced Portfolio. The quarterly dividend rate for Balanced Portfolio’s class A shares was reduced from $0.073 to $0.048, a 34.25% drop, in March 2011, and the monthly rate for Conservative Portfolio went from $0.026 to $0.017 in February 2011, a 34.62% cut.

What is your outlook for the markets and for the funds?

We have a generally positive outlook, particularly for stocks. Market resilience indicates that the economic recovery is

This chart shows how the fund’s top investment strategy weightings have changed over the past six months. Weightings are shown as a percentage of net assets and may not reflect the underlying security-specific sector risks within the fund. Holdings will vary over time.

The –0.5% position in international fixed income reflects hedging strategies with foreign currency contracts.

maturing into a more advanced stage. Historically, this is when large-cap stocks begin to outperform small caps, and we have reallocated assets away from smaller companies and into larger companies in each portfolio.

Internationally, we have a neutral stance on Japanese stocks, but favor an increased allocation to emerging markets.

In fixed-income markets, we have underweighted short-duration securities, to be prepared for an increase in interest rates. The portfolios are also positioned for an overall flattening of the yield curve through a combination of higher short-term rates and relatively lower long-term yields. We hold positions in a variety of mortgage-backed securities, but we have avoided those that depend on rising house prices, which we expect will continue to fall. The portfolios continue to have large weightings in high-yield corporate bonds, which are benefiting from falling default rates and strong corporate profits.

Jeff, thanks for bringing us up to date on the portfolios.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Putnam Asset Allocation: Growth Portfolio, Balanced Portfolio, and Conservative Portfolio are series of Putnam Asset Allocation Funds, a registered investment company.

Portfolio Manager Jeffrey L. Knight, CFA is Head of Global Asset Allocation at Putnam. He holds an M.B.A. from the Tuck School of Business at Dartmouth College and a B.A. from Colgate University. A CFA charterholder, he joined Putnam in 1993 and has been in the investment industry since 1987.

In addition to Jeff, your fund is managed by James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt.

IN THE NEWS

Acknowledging the head winds that continue to confront most economies around the world, the International Monetary Fund (IMF) in its most recent report said that financial conditions remain “unusually fragile.” Although the global economy shows steady improvement, the IMF in its April 2011 “World Economic Outlook” report, said rising oil, food, and commodity prices, civil unrest in the Middle East and North Africa, European debt problems, moribund real estate markets, and the withdrawal of fiscal stimulus all cast a cloud over the recovery. In this environment, the IMF forecast world GDP to be about 4.5% in 2011 and 2012, down modestly from 5% in 2010. The IMF said the economy in the United States should expand 2.8% in 2011 and 2.9% in 2012.

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2011, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Growth Portfolio

Fund performance Total return for periods ended 3/31/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/8/94)		(2/16/94)		(9/1/94)		(2/3/95)		(1/21/03)	(7/14/94)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	7.40%	7.03%	6.61%	6.61%	6.57%	6.57%	6.86%	6.64%	7.12%	7.66%

10 years	65.83	56.31	54.16	54.16	53.99	53.99	57.74	52.19	61.29	70.07
Annual average	5.19	4.57	4.42	4.42	4.41	4.41	4.66	4.29	4.90	5.45

5 years	16.64	9.91	12.44	10.44	12.38	12.38	13.74	9.76	14.92	18.01
Annual average	3.13	1.91	2.37	2.01	2.36	2.36	2.61	1.88	2.82	3.37

3 years	11.89	5.45	9.46	6.49	9.44	9.44	10.22	6.34	10.77	12.60
Annual average	3.82	1.78	3.06	2.12	3.05	3.05	3.30	2.07	3.47	4.03

1 year	14.73	8.15	13.86	8.86	13.87	12.87	14.13	10.11	14.45	15.08

6 months	14.24	7.63	13.76	8.76	13.87	12.87	13.93	9.92	14.16	14.40

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance does not assume conversion to class A shares.

Fund price and distribution information For the six-month period ended 3/31/11

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.450		$0.353	$0.363	$0.390		$0.425	$0.480

Capital gains	—		—	—	—		—	—

Total	$0.450		$0.353	$0.363	$0.390		$0.425	$0.480

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

9/30/10	$11.72	$12.44	$11.52	$11.29	$11.52	$11.94	$11.53	$11.82

3/31/11	12.91	13.70	12.73	12.47	12.71	13.17	12.71	13.01

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Balanced Portfolio

Fund performance Total return for periods ended 3/31/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/7/94)		(2/11/94)		(9/1/94)		(2/6/95)		(1/21/03)	(7/5/94)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	6.76%	6.39%	5.97%	5.97%	5.92%	5.92%	6.24%	6.02%	6.47%	7.02%

10 years	55.02	46.06	44.02	44.02	43.66	43.66	47.44	42.28	50.76	58.88
Annual average	4.48	3.86	3.72	3.72	3.69	3.69	3.96	3.59	4.19	4.74

5 years	18.75	11.96	14.57	12.60	14.41	14.41	15.78	11.71	17.17	20.23
Annual average	3.50	2.29	2.76	2.40	2.73	2.73	2.97	2.24	3.22	3.75

3 years	15.18	8.57	12.75	9.78	12.68	12.68	13.45	9.45	14.27	16.04
Annual average	4.82	2.78	4.08	3.16	4.06	4.06	4.30	3.06	4.55	5.08

1 year	13.51	6.94	12.69	7.69	12.63	11.63	12.94	8.97	13.22	13.77

6 months	11.47	5.05	10.98	5.98	10.99	9.99	11.09	7.20	11.31	11.49

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance does not assume conversion to class A shares.

Fund price and distribution information For the six-month period ended 3/31/11

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	2		2	2	2		2	2

Income	$0.314		$0.271	$0.275	$0.285		$0.301	$0.328

Capital gains	—		—	—	—		—	—

Total	$0.314		$0.271	$0.275	$0.285		$0.301	$0.328

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

9/30/10	$10.47	$11.11	$10.43	$10.28	$10.46	$10.84	$10.41	$10.49

3/31/11	11.34	12.03	11.29	11.12	11.32	11.73	11.27	11.35

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Conservative Portfolio

Fund performance Total return for periods ended 3/31/11

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/7/94)		(2/18/94)		(9/1/94)		(2/7/95)		(1/21/03)	(7/14/94)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	5.94%	5.57%	5.15%	5.15%	5.14%	5.14%	5.40%	5.18%	5.79%	6.21%

10 years	56.13	47.09	44.64	44.64	44.91	44.91	48.06	42.87	55.10	60.33
Annual average	4.56	3.93	3.76	3.76	3.78	3.78	4.00	3.63	4.49	4.83

5 years	21.96	14.89	17.86	15.86	17.81	17.81	19.23	15.04	21.82	24.05
Annual average	4.05	2.81	3.34	2.99	3.33	3.33	3.58	2.84	4.03	4.40

3 years	16.22	9.53	13.99	10.99	13.70	13.70	14.75	10.67	16.22	17.62
Annual average	5.14	3.08	4.46	3.54	4.37	4.37	4.69	3.44	5.14	5.56

1 year	9.45	3.13	8.73	3.73	8.64	7.64	8.97	5.18	9.33	9.72

6 months	6.13	0.07	5.67	0.67	5.81	4.81	5.91	2.16	5.98	6.26

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance does not assume conversion to class A shares.

Fund price and distribution information For the six-month period ended 3/31/11

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$0.248		$0.214	$0.215	$0.224		$0.236	$0.260

Capital gains	—		—	—	—		—	—

Total	$0.248		$0.214	$0.215	$0.224		$0.236	$0.260

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

9/30/10	$9.08	$9.63	$9.02	$8.99	$9.00	$9.33	$9.27	$9.10

3/31/11	9.38	9.95	9.31	9.29	9.30	9.64	9.58	9.40

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Comparative index returns For periods ended 3/31/11

			Lipper Mixed-Asset	Lipper Mixed-Asset	Lipper Mixed-Asset
	Barclays Capital		Target Allocation	Target Allocation	Target Allocation
	U.S. Aggregate	Russell 3000	Growth Funds	Moderate Funds	Conservative Funds
	Bond Index	Index	category average*	category average†	category average‡

Annual average
(life of fund)	6.13%	8.40%	7.15%	6.59%	5.26%

10 years	71.86	49.93	54.59	55.67	52.54
Annual average	5.56	4.13	4.38	4.44	4.24

5 years	33.98	15.62	18.16	19.66	22.63
Annual average	6.03	2.95	3.36	3.61	4.11

3 years	16.74	10.61	10.06	10.94	13.78
Annual average	5.30	3.42	3.21	3.48	4.35

1 year	5.12	17.41	13.14	11.37	9.28

6 months	–0.88	18.71	11.80	9.19	5.58

Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/11, there were 579, 565, 511, 421, 219, and 69 funds, respectively, in this Lipper category.

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/11, there were 517, 499, 451, 386, 192, and 41 funds, respectively, in this Lipper category.

‡ Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/11, there were 476, 461, 400, 312, 95, and 14 funds, respectively, in this Lipper category.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio

Total annual operating expenses for the fiscal year
ended 9/30/10	1.21%	1.96%	1.96%	1.71%	1.46%	0.96%

Annualized expense ratio for the six-month period
ended 3/31/11	1.14%	1.89%	1.89%	1.64%	1.39%	0.89%

Balanced Portfolio

Total annual operating expenses for the fiscal year
ended 9/30/10*	1.12%	1.87%	1.87%	1.62%	1.37%	0.87%

Annualized expense ratio for the six-month period
ended 3/31/11	1.07%	1.82%	1.82%	1.57%	1.32%	0.82%

Conservative Portfolio

Total annual operating expenses for the fiscal year
ended 9/30/10*	1.07%	1.82%	1.82%	1.57%	1.32%	0.82%

Annualized expense ratio for the six-month period
ended 3/31/11	1.05%	1.80%	1.80%	1.55%	1.30%	0.80%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

* Restated to reflect projected expenses under a management contract effective 1/1/10.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each of the three Putnam Asset Allocation Funds from October 1, 2010, to March 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio

Expenses paid per $1,000*†	$6.09	$10.07	$10.08	$8.75	$7.42	$4.76

Ending value (after expenses)	$1,142.40	$1,137.60	$1,138.70	$1,139.30	$1,141.60	$1,144.00

Balanced Portfolio

Expenses paid per $1,000*†	$5.64	$9.57	$9.57	$8.26	$6.95	$4.32

Ending value (after expenses)	$1,114.70	$1,109.80	$1,109.90	$1,110.90	$1,113.10	$1,114.90

Conservative Portfolio

Expenses paid per $1,000*†	$5.40	$9.23	$9.24	$7.96	$6.68	$4.11

Ending value (after expenses)	$1,061.30	$1,056.70	$1,058.10	$1,059.10	$1,059.80	$1,062.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/11. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended March 31, 2011, use the following calculation method. To find the value of your investment on October 1, 2010, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio

Expenses paid per $1,000*†	$5.74	$9.50	$9.50	$8.25	$6.99	$4.48

Ending value (after expenses)	$1,019.25	$1,015.51	$1,015.51	$1,016.75	$1,018.00	$1,020.49

Balanced Portfolio

Expenses paid per $1,000*†	$5.39	$9.15	$9.15	$7.90	$6.64	$4.13

Ending value (after expenses)	$1,019.60	$1,015.86	$1,015.86	$1,017.10	$1,018.35	$1,020.84

Conservative Portfolio

Expenses paid per $1,000*†	$5.29	$9.05	$9.05	$7.80	$6.54	$4.03

Ending value (after expenses)	$1,019.70	$1,015.96	$1,015.96	$1,017.20	$1,018.45	$1,020.94

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/11. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confi-dence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2011, Putnam employees had approximately $376,000,000 and the Trustees had approximately $69,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

The funds’ portfolios 3/31/11

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COMMON STOCKS*	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Basic materials		5.0%		3.6%		2.8%
African Rainbow Minerals, Ltd.
(South Africa)	28,027	$924,320	—	$—	—	$—

Agrium, Inc. (Canada)	2,851	263,498	2,160	199,633	1,816	167,840

Agrium, Inc. (Toronto Exchange)
(Canada)	898	82,849	715	65,966	501	46,222

Albemarle Corp.	40,426	2,416,262	30,490	1,822,387	17,666	1,055,897

AMCOL International Corp.	6,722	241,858	5,368	193,141	3,353	120,641

Andersons, Inc. (The)	18,397	896,302	12,305	599,500	6,289	306,400

AngloGold Ashanti, Ltd.
(South Africa)	11,861	569,216	—	—	—	—

Arafura Resources, Ltd.
(Australia) † SG SB SC	52,613	68,167	41,407	53,648	28,414	36,814

Archer Daniels Midland Co.	2,476	89,161	1,971	70,976	1,382	49,766

Arkema (France)	4,903	446,227	3,679	334,829	3,214	292,509

Austevoll Seafood ASA (Norway)	28,828	224,621	24,111	187,867	13,919	108,454

Avalon Rare Metals, Inc.
(Canada) † SG SB	16,701	134,822	13,337	107,665	8,329	67,237

BASF SE (Germany)	10,667	924,463	7,995	692,892	7,213	625,119

BBMG Corp. (China)	938,500	1,532,196	366,000	597,532	319,000	520,800

BHP Billiton, Ltd. (Australia)	62,121	2,997,925	33,930	1,637,443	18,531	894,296

Black Earth Farming, Ltd.
SDR (Sweden) †	4,410	19,951	3,511	15,884	2,463	11,142

Boise, Inc. SG SB SC	32,562	298,268	22,014	201,648	10,668	97,719

Broadwind Energy, Inc. †	31,554	41,336	25,160	32,960	16,334	21,398

Cameco Corp. (Canada)	2,887	86,725	2,334	70,113	1,596	47,944

Canada Lithium Corp. (Canada) †	60,798	45,817	48,552	36,588	30,324	22,852

Carillion PLC (United Kingdom)	92,172	562,717	68,975	421,098	60,254	367,855

Century Aluminum Co. †	8,716	162,815	5,773	107,840	2,952	55,143

CF Industries Holdings, Inc.	521	71,268	415	56,768	291	39,806

China Agri-Industries Holdings, Ltd.
(China)	37,000	41,476	29,000	32,508	20,000	22,419

China BlueChemical, Ltd. (China)	40,000	32,755	32,000	26,204	22,000	18,015

China Everbright International, Ltd.
(Hong Kong)	411,000	200,243	324,000	157,856	222,000	108,160

China Molybdenum Co., Ltd.
(China)	74,000	64,497	59,000	51,423	41,000	35,735

China National Building Material
Co., Ltd. (China)	380,000	1,394,652	—	—	—	—

China National Materials Co., Ltd.
(China)	735,000	661,396	—	—	—	—

China Rare Earth Holdings, Ltd.
(China) †	134,000	58,912	108,000	47,482	74,000	32,534

China Shanshui Cement Group,
Ltd. (China)	362,000	337,848	270,000	251,986	245,000	167,057

China Vanadium Titano-Magnetite
Mining Co., Ltd. (China) †	116,000	49,955	92,000	39,619	64,000	27,561

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Basic materials cont.
CITIC Dameng Holdings, Ltd.
(China) †	144,000	$47,944	114,000	$37,956	79,000	$26,303

Clearwater Paper Corp. †	3,523	286,772	2,367	192,674	1,179	95,971

Coeur d’Alene Mines Corp. †	8,414	292,639	5,574	193,864	2,848	99,053

Commerce Resources Corp.
(Canada) †	38,381	33,678	30,535	26,793	21,034	18,457

Compagnie de Saint-Goban
(France)	6,893	422,908	5,122	314,251	4,376	268,482

Contango Ore, Inc. †	450	8,321	304	5,621	139	2,570

Creston Moly Corp. (Canada) †	66,367	31,173	52,801	24,801	36,372	17,084

Cresud S.A.C.I.F. y A. ADR
(Argentina)	1,797	32,526	1,430	25,883	1,003	18,154

Cytec Industries, Inc.	26,000	1,413,620	19,500	1,060,215	11,200	608,944

Denison Mines Corp. (Canada) †	11,846	28,248	9,025	21,521	6,172	14,718

Domtar Corp. (Canada)	5,023	461,011	3,388	310,951	1,688	154,925

Energy Resources of Australia, Ltd.
(Australia)	3,992	32,895	3,388	27,918	1,936	15,953

Extract Resources, Ltd.
(Australia) †	3,774	30,903	2,726	22,321	1,864	15,263

Ferro Corp. †	42,758	709,355	28,564	473,877	14,423	239,278

Fletcher Building, Ltd.
(New Zealand)	157,403	1,122,234	79,389	566,019	36,722	261,816

Formosa Chemicals & Fibre Corp.
(Taiwan)	182,000	690,086	—	—	—	—

Fortescue Metals Group, Ltd.
(Australia)	29,477	195,844	21,704	144,201	18,387	122,163

Freeport-McMoRan Copper &
Gold, Inc. Class B	105,200	5,843,860	79,000	4,388,450	45,200	2,510,860

Galaxy Resources, Ltd.
(Australia) † SG SB SC	26,691	35,965	20,990	28,283	14,371	19,364

General Moly, Inc. †	9,180	49,388	7,304	39,296	5,031	27,067

Gibraltar Industries, Inc. †	23,151	276,191	15,615	186,287	7,807	93,138

Golden Agri-Resources, Ltd.
(Singapore)	86,000	47,067	68,000	37,216	48,000	26,270

GrainCorp, Ltd. (Australia)	5,214	41,127	4,151	32,742	2,911	22,961

Great Western Minerals Group, Ltd.
(Canada) †	86,000	72,799	67,500	57,138	46,000	38,939

Greenland Minerals & Energy, Ltd.
(Australia) † SG SB	31,521	32,345	25,078	25,733	17,275	17,726

Grupo Mexico SAB de CV SA
Ser. B (Mexico)	209,835	787,069	—	—	—	—

Hecla Mining Co. †	39,803	361,411	26,641	241,900	13,448	122,108

HeidelbergCement AG
(Germany)	2,886	201,983	2,124	148,653	1,959	137,105

Horsehead Holding Corp. †	35,826	610,833	24,266	413,735	11,793	201,071

HQ Sustainable Maritime
Industries, Inc. †	8,221	25,156	6,876	21,041	3,969	12,145

Hudson Resources, Inc. (Canada) †	18,629	18,846	14,821	14,994	10,209	10,328

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Basic materials cont.
Hunan Non-Ferrous Metal
Corp., Ltd. (China) †	170,000	$64,468	134,000	$50,816	92,000	$34,889

Incitec Pivot, Ltd. (Australia)	14,968	67,177	11,918	53,489	8,359	37,516

Innophos Holdings, Inc.	10,035	462,714	6,575	303,173	3,374	155,575

Insituform Technologies, Inc. †	8,180	218,815	6,533	174,758	4,555	121,846

International Flavors &
Fragrances, Inc.	33,300	2,074,590	25,000	1,557,500	14,300	890,890

Intrepid Potash, Inc. †	1,289	44,883	1,026	35,725	720	25,070

JSR Corp. (Japan)	21,300	427,897	15,700	315,398	14,200	285,265

KapStone Paper and Packaging
Corp. †	28,582	490,753	19,079	327,586	9,576	164,420

Koninklijke DSM NV (Netherlands)	19,373	1,192,723	9,892	609,014	4,410	271,507

Koppers Holdings, Inc.	17,883	763,604	11,956	510,521	6,041	257,951

KWS Saat AG (Germany)	96	20,306	76	16,075	53	11,210

Layne Christensen Co. †	17,025	587,363	12,076	416,622	6,665	229,943

Lubrizol Corp. (The)	22,000	2,947,120	16,600	2,223,736	9,500	1,272,620

Lynas Corp., Ltd. (Australia) †	77,649	181,087	60,730	141,630	41,674	97,189

LyondellBasell Industries NV
Class A (Netherlands) †	4,011	158,635	4,011	158,635	3,258	128,854

MagIndustries Corp. (Canada) †	109,849	18,144	87,396	14,435	60,203	9,944

MeadWestvaco Corp.	69,665	2,112,939	52,377	1,588,594	29,911	907,201

Mechel ADR (Russia)	25,439	783,267	—	—	—	—

Metminco, Ltd. (Australia) †	103,985	39,879	82,730	31,727	56,989	21,856

Minerals Technologies, Inc.	9,748	667,933	6,518	446,613	3,298	225,979

Mitsui Chemicals, Inc. (Japan)	737,000	2,608,065	392,000	1,387,193	185,000	654,670

Mitsui Mining & Smelting Co., Ltd.
(Japan)	287,000	998,351	144,000	500,915	66,000	229,586

Moly Mines, Ltd. (Australia) †	34,160	37,177	27,177	29,577	18,721	20,375

Molycorp, Inc. †	13,016	781,220	9,125	547,683	4,867	292,117

Monsanto Co.	38,529	2,784,106	29,456	2,128,491	17,321	1,251,615

Mosaic Co. (The)	958	75,443	763	60,086	535	42,131

Neenah Paper, Inc.	5,591	122,834	3,797	83,420	1,855	40,754

Neo Material Technologies, Inc.
(Canada) †	7,600	73,199	6,100	58,752	4,000	38,526

Newcrest Mining, Ltd. (Australia)	1,902	78,502	1,513	62,447	1,042	43,007

NewMarket Corp.	1,699	268,816	1,149	181,795	564	89,236

Nitto Denko Corp. (Japan)	71,800	3,811,242	38,500	2,043,633	19,500	1,035,087

Noranda Aluminum Holding Corp. †	8,876	142,460	6,071	97,440	2,977	47,781

Noront Resources, Ltd. (Canada) †	41,551	40,320	33,058	32,079	22,772	22,097

Northwest Pipe Co. †	2,678	61,407	2,098	48,107	1,435	32,905

Nufarm, Ltd. (Australia) †	7,463	39,992	5,942	31,841	4,168	22,335

OM Group, Inc. †	19,070	696,818	12,791	467,383	6,395	233,673

Orocobre, Ltd. (Australia) † SG SB	16,083	42,509	12,843	33,945	8,021	21,200

Paladin Energy, Ltd. (Australia) †	11,285	42,226	9,079	33,971	6,209	23,233

Pescanova SA (Spain)	4,882	199,176	4,083	166,578	2,356	96,120

Petronas Chemicals Group Bhd
(Malaysia) †	194,500	464,938	144,200	344,699	123,900	296,174

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Basic materials cont.
Potash Corp. of Saskatchewan, Inc.
(Canada)	2,663	$156,931	2,120	$124,932	1,487	$87,629

PPG Industries, Inc.	40,700	3,875,047	30,600	2,913,426	17,500	1,666,175

Prophecy Resource Corp.
(Canada) †	30,631	30,988	24,370	24,654	16,787	16,983

PTT Chemical PCL (Thailand)	97,900	479,061	—	—	—	—

Quaker Chemical Corp.	3,930	157,868	2,655	106,651	1,297	52,100

Quest Rare Minerals, Ltd.
(Canada) †	12,397	76,785	9,900	61,319	6,183	38,297

Rare Element Resources, Ltd.
(Canada) †	5,761	75,707	4,516	59,346	3,119	40,988

Rayonier, Inc. (R)	58,700	3,657,597	44,100	2,747,871	25,200	1,570,212

Real Gold Mining, Ltd. (China) †	456,000	648,330	—	—	—	—

Reliance Steel & Aluminum Co.	5,501	317,848	3,641	210,377	1,924	111,169

Rio Tinto PLC (United Kingdom)	49,936	3,513,148	27,338	1,923,311	15,309	1,077,034

Rio Tinto, Ltd. (Australia)	57,434	5,045,196	34,218	3,005,825	21,564	1,894,255

Rock-Tenn Co. Class A SG SB SC	4,764	330,383	3,246	225,110	1,637	113,526

Siam Cement PCL NVDR
(Thailand)	55,000	638,287	—	—	—	—

Silvinit OJSC (Russia) †	803	843,543	—	—	—	—

Sinofert Holdings, Ltd. (China) †	64,000	27,561	52,000	22,394	36,000	15,503

SLC Agricola SA (Brazil)	1,985	27,917	1,580	22,221	1,108	15,583

Sociedad Quimica y Minera de
Chile SA ADR (Chile)	1,545	85,377	1,230	67,970	863	47,689

Stepan Co.	2,778	201,405	1,873	135,793	921	66,773

Sterlite Industries (India), Ltd.
(India)	110,228	429,344	—	—	—	—

Sterlite Industries (India), Ltd.
ADR (India)	34,760	536,694	—	—	—	—

Stillwater Mining Co. †	26,501	607,668	17,944	411,456	8,943	205,063

STR Holdings, Inc. †	3,484	66,823	2,796	53,627	1,738	33,335

Syngenta AG (Switzerland)	3,669	1,195,173	2,726	887,991	2,325	757,366

Taiwan Fertilizer Co., Ltd.
(Taiwan)	14,000	41,181	11,000	32,357	8,000	23,532

Tasman Metals, Ltd. (Canada) †	16,400	73,814	12,900	58,061	8,800	39,608

Thompson Creek Metals Co., Inc.
(Canada) †	4,966	62,286	3,951	49,556	2,722	34,141

TPC Group, Inc. †	5,258	151,798	3,581	103,383	1,754	50,638

TSRC Corp. (Taiwan)	48,000	123,238	36,000	92,429	31,000	79,591

Ucore Rare Metals, Inc. (Canada) †	65,359	66,121	51,467	52,067	35,340	35,752

UEX Corp. (Canada) †	11,326	13,797	8,191	9,978	5,602	6,824

Umicore NV/SA (Belgium)	7,694	382,351	3,911	194,356	1,809	89,898

Uralkali (Russia) †	56,020	459,364	41,282	338,512	36,281	297,504

Uranium One, Inc. (Canada)	10,378	40,711	7,721	30,288	5,280	20,712

USEC, Inc. †	6,384	28,090	4,941	21,740	3,379	14,868

Vale Fertilizantes SA
(Preference) (Brazil) †	68,217	662,472	3,676	35,699	2,578	25,036

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Basic materials cont.
Vale SA ADR
(Preference) (Brazil) SG SB SC	81,785	$2,414,293	10,100	$298,152	8,600	$253,872

Vale SA ADR (Brazil)	58,557	1,952,876	—	—	—	—

Vallourec SA (France)	4,255	478,309	3,173	356,681	2,724	306,208

Vedanta Resources PLC
(United Kingdom)	14,353	548,586	10,538	402,773	8,936	341,543

Vilmorin & Cie (France)	217	26,039	173	20,759	121	14,519

Viterra, Inc. (Canada)	4,347	52,772	3,461	42,016	2,428	29,476

voestalpine AG (Austria)	32,679	1,537,425	16,814	791,036	7,778	365,926

W.R. Grace & Co. †	37,265	1,426,877	24,761	948,099	12,666	484,981

Western Lithium Canada Corp.
(Canada) †	22,107	27,386	17,654	21,869	11,026	13,659

Wilmar International, Ltd.
(Singapore)	14,000	60,631	11,000	47,638	8,000	34,646

Xstrata PLC (United Kingdom)	46,500	1,088,480	34,387	804,936	30,430	712,310

Yara International ASA (Norway)	13,446	682,698	7,151	363,080	3,607	183,139

		92,306,089		52,633,611		31,535,961
Capital goods		3.7%		3.0%		2.2%
Abengoa SA (Spain)	1,807	59,968	1,369	45,432	936	31,063

Active Power, Inc. †	35,678	105,250	24,050	70,948	12,101	35,698

AGCO Corp. †	2,172	119,395	1,729	95,043	1,213	66,679

Aisin Seiki Co., Ltd. (Japan)	85,000	2,954,742	44,400	1,543,418	21,000	729,995

Alamo Group, Inc.	13,053	358,305	8,730	239,639	4,432	121,658

Altra Holdings, Inc. †	20,857	492,642	13,906	328,460	6,832	161,372

American Axle & Manufacturing
Holdings, Inc. †	14,449	181,913	9,766	122,954	4,869	61,301

American Science &
Engineering, Inc.	1,869	172,621	1,279	118,128	628	58,002

Applied Industrial
Technologies, Inc.	17,158	570,675	11,448	380,760	5,800	192,908

Autoliv, Inc. (Sweden)	19,500	1,447,485	14,800	1,098,604	8,600	638,378

AZZ, Inc.	5,518	251,621	3,793	172,961	1,782	81,259

BHI Co., Ltd. (South Korea)	27,932	427,784	—	—	—	—

Bio-Treat Technology, Ltd.
(China) †	678,000	24,200	536,000	19,131	308,000	10,993

BWT AG (Austria)	1,106	32,417	872	25,558	596	17,469

Calgon Carbon Corp. †	14,667	232,912	11,732	186,304	8,023	127,405

Canon, Inc. (Japan)	54,350	2,368,163	32,300	1,407,390	21,200	923,736

Capstone Turbine Corp. † SG SB SC	55,705	100,826	44,870	81,215	30,721	55,605

Chart Industries, Inc. †	8,249	454,025	5,586	307,453	2,804	154,332

China High Precision Automation
Group, Ltd. (China)	567,000	410,363	—	—	—	—

China High Speed Transmission
Equipment Group Co., Ltd.
(China)	64,000	102,512	50,000	80,087	34,000	54,459

China Ming Yang Wind Power
Group, Ltd. ADS (China) † SG SB SC	17,700	182,487	13,037	134,411	7,652	78,892

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Capital goods cont.
China Valves Technology, Inc.
(China) † SG SB SC	10,867	$50,423	8,572	$39,774	5,862	$27,200

CNH Global NV (Netherlands) †	1,651	80,156	1,314	63,795	922	44,763

Cobham PLC (United Kingdom)	52,538	194,306	38,602	142,765	35,606	131,685

Cookson Group PLC
(United Kingdom) †	20,830	230,744	15,565	172,421	13,422	148,682

Deere & Co.	1,306	126,538	1,040	100,766	729	70,633

Dover Corp.	68,637	4,512,196	51,558	3,389,423	29,476	1,937,752

Duoyuan Global Water, Inc. ADR
(China) † SG	13,215	79,686	10,424	62,857	7,129	42,988

DXP Enterprises, Inc. †	10,301	237,747	6,956	160,544	3,334	76,949

EMCOR Group, Inc. †	13,598	421,130	9,061	280,619	4,613	142,865

Emerson Electric Co.	88,625	5,178,359	66,549	3,888,458	38,117	2,227,176

Energy Conversion
Devices, Inc. † SG SB SC	7,236	16,353	5,726	12,941	3,559	8,043

Energy Recovery, Inc. †	19,294	61,355	16,163	51,398	9,235	29,367

EnergySolutions, Inc.	9,878	58,873	8,106	48,312	4,631	27,601

EnPro Industries, Inc. †	5,222	189,663	3,469	125,994	1,756	63,778

Exide Technologies †	37,930	424,057	27,008	301,949	15,032	168,058

Flowserve Corp.	2,860	368,368	2,256	290,573	1,543	198,738

Franklin Electric Co., Inc.	6,920	319,704	4,682	216,308	2,367	109,355

Fuel Systems Solutions, Inc. †	2,052	61,929	1,630	49,193	1,066	32,172

Fuel Tech, Inc. †	6,461	57,503	4,971	44,242	3,400	30,260

Gamesa Corp Tecnologica SA
(Spain) †	7,232	75,308	5,947	61,927	4,067	42,351

Generac Holdings, Inc. †	4,159	84,386	2,843	57,684	1,395	28,305

GLV, Inc. Class A (Canada) †	3,918	33,368	2,928	24,937	2,002	17,050

Gorman-Rupp Co. (The)	1,148	45,220	971	38,248	664	26,155

GrafTech International, Ltd. †	10,135	209,085	6,839	141,089	3,331	68,719

Graham Packaging Co., Inc. †	22,291	388,532	14,916	259,986	7,374	128,529

Harbin Electric, Inc.
(China) † SG SB SC	7,946	164,403	5,367	111,043	2,576	53,297

Hitachi High-Technologies Corp.
(Japan)	4,300	85,865	3,200	63,900	2,800	55,912

Hyflux, Ltd. (Singapore)	93,000	159,334	73,500	125,925	49,500	84,807

Hyundai Mobis (South Korea)	3,553	1,060,766	—	—	—	—

JinkoSolar Holding Co., Ltd. ADR
(China) † SG SB SC	2,219	59,913	1,835	49,545	1,254	33,858

John Bean Technologies Corp.	14,028	269,758	9,493	182,550	4,811	92,516

Joy Global, Inc.	500	49,405	389	38,437	266	26,283

KEPCO Engineering &
Construction Co., Inc.
(South Korea)	7,203	481,316	—	—	—	—

Kurita Water Industries, Ltd.
(Japan)	10,100	298,940	8,000	236,784	5,500	162,789

Legrand SA (France)	21,622	901,325	11,040	460,209	4,625	192,796

Lindsay Corp.	5,490	433,820	4,184	330,620	2,693	212,801

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Capital goods cont.
Lockheed Martin Corp.	50,153	$4,032,301	37,674	$3,028,990	21,503	$1,728,841

LS Corp. (South Korea)	1,753	175,787	1,309	131,264	1,198	120,133

LSB Industries, Inc. †	9,558	378,879	6,473	256,590	3,137	124,351

Meritor, Inc. †	15,158	257,231	10,211	173,281	5,160	144,466

Met-Pro Corp.	3,835	45,637	3,457	41,138	1,847	21,979

Mitsubishi Electric Corp. (Japan)	414,000	4,893,452	241,000	2,848,604	147,000	1,737,530

MTU Aero Engines Holding AG
(Germany)	1,741	118,300	1,288	87,519	1,097	74,540

Mueller Water Products, Inc.
Class A	49,681	222,571	38,624	173,036	26,414	118,335

NACCO Industries, Inc. Class A	1,255	138,891	848	93,848	413	45,707

Nalco Holding Co.	68,791	1,878,682	51,962	1,419,082	30,535	833,911

Oshkosh Corp. †	8,392	296,909	5,587	197,668	2,788	98,639

Parker Hannifin Corp.	52,300	4,951,764	39,400	3,730,392	22,500	2,130,300

Pentair, Inc.	8,545	322,916	6,705	253,382	4,586	173,305

Polypore International, Inc. †	8,819	507,798	6,040	347,783	2,978	171,473

Powell Industries, Inc. †	6,180	243,739	4,198	165,569	2,056	81,089

Quantum Fuel Systems Technologies
Worldwide, Inc. † SG SB SC	4,050	17,618	3,251	14,142	2,021	8,791

Raser Technologies, Inc. †	77,542	11,166	64,104	9,231	39,848	5,738

Raytheon Co.	78,163	3,976,152	58,700	2,986,069	33,631	1,710,809

Regal-Beloit Corp.	33,300	2,458,539	25,000	1,845,750	14,300	1,055,769

Rentech, Inc. †	47,669	59,586	37,596	46,995	25,711	32,139

Rheinmetall AG (Germany)	2,724	226,175	2,035	168,967	1,755	145,718

Safran SA (France)	6,925	245,256	5,129	181,649	4,370	154,768

Satcon Technology Corp. † SG SB	18,600	71,796	14,800	57,128	9,700	37,442

Schneider Electric SA (France)	3,930	673,044	2,937	502,985	2,532	433,625

SeenTec Co., Ltd. (South Korea)	45,952	571,808	—	—	—	—

SembCorp Industries, Ltd.
(Singapore)	223,000	921,539	113,000	466,968	49,000	202,491

Singapore Technologies
Engineering, Ltd. (Singapore)	234,000	605,068	118,000	305,120	54,000	139,631

Sinomem Technology, Ltd.
(Singapore)	80,000	44,101	63,000	34,729	43,000	23,704

SKF AB Class B (Sweden)	93,857	2,738,328	49,044	1,430,885	23,194	676,697

SMA Solar Technology AG
(Germany) SG	410	51,492	323	40,565	221	27,755

Smith (A.O.) Corp.	14,734	653,306	9,907	439,276	4,878	216,291

Societe BIC SA (France)	9,456	842,204	4,741	422,260	2,193	195,321

Sound Global, Ltd. (China) †	245,000	139,917	192,000	109,649	132,000	75,384

Standex International Corp.	5,745	217,678	3,879	146,975	1,871	70,892

Sumitomo Heavy Industries, Ltd.
(Japan)	25,000	163,397	18,000	117,646	16,000	104,574

Sun King Power Electronics
Group (China) †	1,950,000	406,093	—	—	—	—

Sunpower Corp. Class A † SG SB SC	5,953	102,034	4,658	79,838	3,183	54,557

Tenneco Automotive, Inc. †	3,466	147,132	2,685	113,978	1,837	77,981

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Capital goods cont.
Thomas & Betts Corp. †	10,618	$631,452	7,957	$473,203	4,402	$261,787

Tianjin Capital Environmental
Protection Group Co., Ltd.
(China)	154,000	54,639	120,000	42,576	82,000	29,094

Timken Co.	5,919	309,564	3,872	202,506	1,995	104,339

Tri-Tech Holding, Inc.
(China) † SG SB SC	6,197	72,319	4,888	57,043	3,343	39,013

TriMas Corp. †	24,527	527,331	16,373	352,020	8,294	178,321

Trony Solar Holdings Co., Ltd.
(China) †	89,000	58,006	70,000	45,623	48,000	31,284

United Technologies Corp.	10,446	884,254	7,922	670,597	4,516	382,279

Valmont Industries, Inc.	8,041	839,239	5,430	566,729	2,717	283,573

Vinci SA (France)	6,283	393,423	4,672	292,547	4,350	272,384

Westport Innovations, Inc.
(Canada) †	4,239	92,989	3,214	70,504	2,198	48,217

Xinjiang Goldwind Science &
Technology Co., Ltd. (China) †	79,600	146,737	62,400	115,030	43,400	80,005

Xinjiang Tianye Water Saving
Irrigation System Co., Ltd.
(Hong Kong) †	200,000	36,251	158,000	28,639	108,000	19,576

Yingli Green Energy Holding Co.,
Ltd. ADR (China) † SG SB SC	58,636	756,404	5,448	70,279	3,113	40,158

		67,131,034		43,539,359		25,170,143
Communication services		2.4%		2.0%		1.5%
ADTRAN, Inc.	17,246	732,265	11,641	494,277	5,873	249,368

Allot Communications, Ltd.
(Israel) †	6,587	103,152	4,514	70,689	2,231	34,937

American Tower Corp. Class A †	41,100	2,129,802	31,000	1,606,420	18,000	932,760

Aruba Networks, Inc. †	4,918	166,425	3,354	113,499	1,643	55,599

AT&T, Inc.	131,206	4,014,904	99,440	3,042,864	57,291	1,753,105

Atlantic Tele-Network, Inc.	3,984	148,165	2,640	98,182	1,349	50,169

BCE, Inc. (Canada)	11,082	402,919	8,239	299,554	7,613	276,793

Bharti Airtel, Ltd. (India)	77,191	618,636	—	—	—	—

BT Group PLC
(United Kingdom)	951,227	2,836,416	497,048	1,482,122	250,429	746,742

China Mobile, Ltd. (China)	20,500	188,819	14,500	133,555	13,500	124,344

Cincinnati Bell, Inc. †	78,410	210,139	51,934	139,183	26,667	71,468

DIRECTV Class A †	100,181	4,688,471	75,120	3,515,616	43,550	2,038,140

EchoStar Corp. Class A †	46,817	1,772,023	31,665	1,198,520	15,376	581,982

Finisar Corp. †	7,246	178,252	4,967	122,188	2,459	60,491

France Telecom SA (France)	72,599	1,629,919	37,070	832,258	17,109	384,114

HSN, Inc. †	7,586	242,980	5,124	164,122	2,537	81,260

IAC/InterActiveCorp. †	105,200	3,249,628	79,000	2,440,310	45,200	1,396,228

InterDigital, Inc.	1,864	88,931	1,277	60,926	630	30,057

Iridium Communications, Inc. †	42,428	338,151	28,650	228,341	13,751	109,595

Kabel Deutschland Holding AG
(Germany) †	14,109	749,327	10,562	560,946	9,535	506,403

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Communication services cont.
Loral Space &
Communications, Inc. †	5,100	$395,505	3,429	$265,919	1,738	$134,782

Mobile Telesystems ADR (Russia)	37,982	806,358	4,400	93,412	3,700	78,551

NeuStar, Inc. Class A †	13,330	340,981	8,921	228,199	4,417	112,987

NII Holdings, Inc. †	92,064	3,836,307	69,099	2,879,355	39,580	1,649,299

Nippon Telegraph & Telephone
(NTT) Corp. (Japan)	78,900	3,547,081	44,700	2,009,563	26,200	1,177,865

NTT DoCoMo, Inc. (Japan)	276	485,691	205	360,749	181	318,515

Qiao Xing Universal Resources, Inc.
(China) † SG SB SC	12,974	27,116	10,322	21,573	7,110	14,860

Tele2 AB Class B (Sweden)	32,977	763,206	16,529	382,540	7,145	165,361

Telecity Group PLC
(United Kingdom) †	19,395	158,449	14,240	116,335	12,075	98,647

Telecom Corp. of New Zealand,
Ltd. (New Zealand)	779,082	1,195,372	398,981	612,170	184,553	283,166

Telenet Group Holding NV
(Belgium) †	8,092	379,951	6,109	286,842	4,735	222,327

USA Mobility, Inc.	14,533	210,583	9,625	139,466	4,972	72,044

Verizon Communications, Inc.	169,985	6,551,222	127,625	4,918,668	74,232	2,860,901

Virgin Media, Inc.
(United Kingdom)	7,800	216,762	5,700	158,403	5,300	147,287

Vodafone Group PLC
(United Kingdom)	297,641	844,005	221,429	627,895	203,737	577,727

		44,247,913		29,704,661		17,397,874
Conglomerates		1.2%		1.1%		0.8%
3M Co.	6,846	640,101	5,196	485,826	2,951	275,919

General Electric Co.	299,413	6,003,231	224,882	4,508,884	128,615	2,578,731

Honeywell International, Inc.	100,200	5,982,942	75,300	4,496,163	43,100	2,573,501

Marubeni Corp. (Japan)	32,000	230,717	17,000	122,569	8,000	57,679

Mitsui & Co., Ltd. (Japan)	247,400	4,439,978	144,000	2,584,304	89,300	1,602,628

Siemens AG (Germany)	8,389	1,152,087	6,275	861,765	5,586	767,142

SPX Corp.	36,931	2,931,952	27,839	2,210,138	15,846	1,258,014

Vivendi (France)	6,147	175,890	4,607	131,825	4,425	126,617

		21,556,898		15,401,474		9,240,231
Consumer cyclicals		6.8%		5.6%		4.2%
Advance Auto Parts, Inc.	33,500	2,198,270	25,100	1,647,062	14,400	944,928

Aeropostale, Inc. †	10,699	260,200	7,232	175,882	3,604	87,649

Alliance Data Systems Corp. †	3,755	322,517	2,434	209,056	1,276	109,596

Amazon.com, Inc. †	4,784	861,742	3,791	682,873	2,621	472,121

AMERCO †	1,084	105,148	724	70,228	368	35,696

ANN, Inc. †	14,251	414,847	9,595	279,310	4,850	141,184

Asahi Diamond Industrial Co., Ltd.
(Japan)	22,000	422,629	17,000	326,577	14,000	268,946

Ascena Retail Group, Inc. †	10,623	344,291	7,064	228,944	3,579	115,995

Bayerische Motoren Werke (BMW)
AG (Germany)	8,901	742,592	6,554	546,787	5,785	482,631

Best Buy Co., Inc.	86,900	2,495,768	65,300	1,875,416	37,300	1,071,256

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Consumer cyclicals cont.
BR Malls Participacoes SA
(Brazil)	109,006	$1,136,106	—	$—	—	$—

Bunzl PLC (United Kingdom)	46,930	561,336	23,892	285,775	9,895	118,355

Burberry Group PLC
(United Kingdom)	101,342	1,911,461	53,378	1,006,788	23,640	445,885

Cash America International, Inc.	4,995	230,020	3,374	155,373	1,616	74,417

Childrens Place Retail Stores, Inc.
(The) †	3,524	175,601	2,350	117,101	1,153	57,454

Christian Dior SA (France)	3,966	559,418	2,957	417,095	2,537	357,853

Coach, Inc.	74,582	3,881,247	55,962	2,912,262	32,082	1,669,547

Collective Brands, Inc. †	10,504	226,676	7,069	152,549	3,523	76,026

Compass Group PLC
(United Kingdom)	93,928	845,821	57,093	514,122	36,885	332,149

Cooper Tire & Rubber	4,420	113,815	2,960	76,220	1,509	38,857

Ctrip.com Int’l, Ltd. ADR (China) †	5,313	220,436	4,209	174,631	2,891	119,948

CyberAgent, Inc. (Japan)	85	299,771	64	225,710	55	193,970

Deckers Outdoor Corp. †	7,810	672,832	5,272	454,183	2,648	228,125

Deluxe Corp.	17,342	460,257	11,984	318,055	5,530	146,766

Dongfeng Motor Group Co., Ltd.
(China)	82,000	139,565	62,000	105,525	54,000	91,909

DSW, Inc. Class A † SG SB SC	16,003	639,480	10,694	427,332	5,330	212,987

Dun & Bradstreet Corp. (The)	33,600	2,696,064	25,200	2,022,048	14,400	1,155,456

Edenred (France) †	15,546	470,110	11,561	349,604	10,765	325,533

Elders, Ltd. (Australia) †	44,692	23,393	35,584	18,626	24,959	13,064

Electrolux AB Class B (Sweden)	42,665	1,101,876	21,100	544,933	9,148	236,258

Expedia, Inc.	78,000	1,767,480	58,600	1,327,876	33,500	759,110

EZCORP, Inc. Class A †	21,751	682,764	14,533	456,191	7,429	233,196

Fiat Industrial SpA (Italy) †	38,781	557,869	28,996	417,111	25,622	368,575

Fiat SpA (Italy)	67,033	608,265	49,897	452,771	43,937	398,690

Finish Line, Inc. (The) Class A	18,118	359,642	12,287	243,897	6,183	122,733

Foot Locker, Inc.	99,600	1,964,112	74,800	1,475,056	42,800	844,016

GameStop Corp. Class A † SG SB SC	76,700	1,727,284	57,600	1,297,152	32,900	740,908

Geberit International AG
(Switzerland)	1,295	282,643	1,018	222,186	696	151,907

Genesco, Inc. †	9,238	371,368	6,177	248,315	3,173	127,555

Ghabbour Auto (Egypt)	11,623	52,503	8,661	39,123	7,288	32,921

Great Lakes Dredge & Dock Corp.	35,920	274,070	24,466	186,676	11,971	91,339

Green Dot Corp. Class A † SB SC	1,709	73,333	1,171	50,248	577	24,759

Helen of Troy, Ltd. (Bermuda) †	3,532	103,841	2,366	69,560	1,207	35,486

Home Inns & Hotels Management,
Inc. ADR (China) † SG	17,600	696,432	—	—	—	—

Host Marriott Corp. R	90,100	1,586,661	67,700	1,192,197	38,800	683,268

Hyundai Department Store Co., Ltd.
(South Korea)	5,503	712,362	—	—	—	—

Iconix Brand Group, Inc. †	10,936	234,905	7,417	159,317	3,624	77,844

Imperial Holdings, Ltd.
(South Africa)	33,566	566,900	—	—	—	—

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Consumer cyclicals cont.
Indofood Agri Resources, Ltd.
(Singapore) †	7,000	$12,382	6,000	$10,613	4,000	$7,075

Industria de Diseno Textil (Inditex)
SA (Spain)	12,495	1,004,638	6,263	503,565	2,707	217,652

Interpublic Group of Companies,
Inc. (The)	200,100	2,515,257	150,300	1,889,271	86,000	1,081,020

JB Hi-Fi, Ltd. (Australia) SG SB SC	5,987	124,917	4,616	96,312	4,088	85,295

Jos. A. Bank Clothiers, Inc. †	9,968	507,172	6,659	338,810	3,361	171,008

JS Group Corp. (Japan)	7,700	200,193	5,800	150,794	5,000	129,995

Kenneth Cole Productions, Inc.
Class A †	8,927	115,783	6,084	78,909	3,070	39,818

Kia Motors Corp. (South Korea)	30,949	1,946,744	7,410	466,101	6,200	389,990

Kid Brands, Inc. †	10,343	76,021	7,087	52,089	3,501	25,732

Kimberly-Clark Corp.	65,000	4,242,550	48,800	3,185,176	27,900	1,821,033

Kingfisher PLC
(United Kingdom)	177,875	702,718	89,189	352,353	41,255	162,983

Kirkland’s, Inc. †	8,525	131,626	5,765	89,012	2,793	43,124

Knology, Inc. †	11,599	149,743	7,845	101,279	3,804	49,110

KOC Holding AS (Turkey)	127,483	592,983	—	—	—	—

La-Z-Boy, Inc. †	28,892	275,919	19,146	182,844	10,091	96,369

Landauer, Inc.	1,031	63,427	815	50,139	557	34,267

LG Corp. (South Korea)	2,499	186,351	1,930	143,921	1,797	134,003

Limited Brands, Inc.	87,200	2,867,136	65,500	2,153,640	37,500	1,233,000

Lojas Renner SA (Brazil)	27,869	903,679	—	—	—	—

M6-Metropole Television
(France)	17,655	462,309	8,650	226,506	3,780	98,982

Maidenform Brands, Inc. †	12,693	362,639	8,356	238,731	4,255	121,565

Mediaset SpA (Italy)	356,193	2,268,060	191,324	1,218,256	88,498	563,511

Moody’s Corp. SG SB SC	88,938	3,015,888	66,779	2,264,476	38,254	1,297,193

Myer Holdings, Ltd. (Australia)	38,139	126,895	28,121	93,563	26,072	86,746

News Corp. Class A	286,100	5,023,916	214,900	3,773,644	122,900	2,158,124

Next PLC (United Kingdom)	77,012	2,449,804	40,242	1,280,125	19,068	606,566

NGK Spark Plug Co., Ltd. (Japan)	38,000	519,596	19,000	259,798	9,000	123,062

Nintendo Co., Ltd. (Japan)	1,800	486,832	1,300	351,601	1,200	324,555

Nissan Motor Co., Ltd. (Japan)	127,500	1,132,583	94,400	838,556	84,500	750,614

Nortek, Inc. †	1,089	46,827	1,092	46,956	877	37,711

Nu Skin Enterprises, Inc. Class A	6,487	186,501	4,377	125,839	2,111	60,691

OfficeMax, Inc. †	9,631	124,625	6,452	83,489	3,299	42,689

Omnicom Group, Inc.	78,400	3,846,304	58,900	2,889,634	33,700	1,653,322

OPAP SA (Greece)	48,287	1,036,092	24,655	529,021	10,296	220,921

Pandora A/S (Denmark) † SG SB	15,453	790,228	11,388	582,354	10,235	523,392

PCD Stores, Ltd. (China)	2,995,500	820,210	690,000	188,932	642,000	175,789

Perry Ellis International, Inc. †	15,096	415,442	10,147	279,245	5,090	140,077

Persimmon PLC
(United Kingdom)	82,805	592,004	61,747	441,452	55,432	396,304

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Consumer cyclicals cont.
Peugeot SA (France) †	65,993	$2,612,728	35,155	$1,391,821	16,262	$643,829

Phillips-Van Heusen Corp.	3,021	196,456	2,009	130,645	1,035	67,306

Porsche Automobil Holding SE
(Rights) (Germany) †	5,708	49,582	3,852	33,460	3,442	29,899

Porsche Automobil Holding SE
(Preference) (Germany) SG SB SC	5,708	374,562	3,852	252,770	3,442	225,866

PPR SA (France)	3,786	581,448	2,764	424,491	2,429	373,042

R. R. Donnelley & Sons Co.	143,300	2,711,236	107,600	2,035,792	61,600	1,165,472

Randstad Holding NV
(Netherlands) †	4,357	243,155	2,197	122,610	881	49,167

Reed Elsevier PLC
(United Kingdom)	23,980	208,042	17,748	153,975	15,103	131,028

Regis Corp.	8,455	149,992	5,735	101,739	2,789	49,477

Ross Stores, Inc.	40,400	2,873,248	30,300	2,154,936	17,400	1,237,488

Select Comfort Corp. †	20,635	248,858	14,004	168,888	6,842	82,515

Shinsegae Co., Ltd.
(South Korea)	2,310	549,624	—	—	—	—

Signet Jewelers, Ltd.
(Bermuda) †	3,807	175,198	2,585	118,962	1,262	58,077

Sinclair Broadcast Group, Inc.
Class A	15,873	199,047	10,767	135,018	5,263	65,998

Sonic Automotive, Inc.
Class A SG SB SC	62,516	875,849	41,698	584,189	21,182	296,760

Sotheby’s Holdings, Inc. Class A	3,777	198,670	2,557	134,498	1,244	65,434

Stage Stores, Inc.	15,557	299,006	10,298	197,928	5,310	102,058

Steven Madden, Ltd. †	14,412	676,355	9,567	448,979	4,733	222,120

Suzuki Motor Corp. (Japan)	63,200	1,414,165	32,300	722,746	15,000	335,640

Swire Pacific, Ltd. (Hong Kong)	176,000	2,579,252	92,000	1,348,245	43,500	637,486

Tata Motors, Ltd. (India)	37,325	1,044,841	5,149	144,136	4,417	123,645

Team, Inc. †	3,120	81,931	2,453	64,416	1,680	44,117

Tesla Motors, Inc. † SB	2,480	68,696	1,903	52,713	1,302	36,065

Time Warner, Inc.	124,167	4,432,762	93,249	3,328,989	53,355	1,904,774

TJX Cos., Inc. (The)	73,900	3,675,047	55,500	2,760,015	31,800	1,581,414

TNS, Inc. †	10,778	167,813	7,387	115,016	3,653	56,877

Toro Co. (The)	3,311	219,254	2,189	144,956	1,110	73,504

Tractor Supply Co.	2,795	167,309	1,907	114,153	934	55,909

Trump Entertainment
Resorts, Inc. † F	163	815	180	900	115	575

TRW Automotive Holdings
Corp. †	25,300	1,393,524	19,200	1,057,536	11,200	616,896

TUI Travel PLC
(United Kingdom)	49,705	181,273	36,576	133,392	33,954	123,830

UniFirst Corp.	4,023	213,259	2,717	144,028	1,313	69,602

United Business Media, Ltd. PLC
(Ireland)	12,143	116,761	9,371	90,107	8,299	79,799

Valeo SA (France) †	21,125	1,234,591	10,787	630,416	4,474	261,470

ValueClick, Inc. †	5,986	86,558	4,092	59,170	2,008	29,036

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Consumer cyclicals cont.
VF Corp.	23,760	$2,341,073	17,946	$1,768,219	10,278	$1,012,691

Visteon Corp. †	114	7,124	114	7,124	114	7,124

Visteon Corp. 144A †	5,169	286,828	5,169	286,828	3,973	220,462

Volkswagen AG (Preference)
(Germany)	1,456	236,636	730	118,643	337	54,771

Volvo AB Class B (Sweden) †	19,098	336,499	14,270	251,432	12,306	216,827

Wal-Mart Stores, Inc.	141,029	7,340,559	106,002	5,517,404	60,647	3,156,676

Walt Disney Co. (The)	24,000	1,034,160	18,000	775,620	10,300	443,827

Warnaco Group, Inc. (The) †	9,331	533,640	6,213	355,321	3,102	177,403

Wheelock and Co., Ltd.
(Hong Kong)	122,000	457,951	62,000	232,729	29,000	108,857

Whirlpool Corp.	26,400	2,253,504	19,800	1,690,128	11,300	964,568

Williams-Sonoma, Inc.	52,900	2,142,450	39,700	1,607,850	22,700	919,350

World Fuel Services Corp.	6,035	245,081	3,969	161,181	2,080	84,469

WPP PLC (Ireland)	53,789	664,118	40,147	495,684	36,542	451,174

Zale Corp. † SG SB SC	29,470	117,585	20,011	79,844	9,778	39,014

		125,779,832		82,564,391		48,173,544
Consumer staples		4.6%		3.8%		2.9%
ACCO Brands Corp. †	25,142	239,855	16,677	159,099	8,618	82,216

AFC Enterprises †	50,342	761,674	33,278	503,496	16,698	252,641

Ajinomoto Co., Inc. (Japan)	33,000	344,379	25,000	260,893	23,000	240,022

Akasha Wira International Tbk PT
(Indonesia) †	145,500	19,717	115,000	15,584	78,500	10,638

Alibaba.com, Ltd. (China)	67,000	114,897	53,000	90,888	36,500	62,593

Anheuser-Busch InBev NV
(Belgium)	20,419	1,165,494	15,221	868,798	13,498	770,451

Associated British Foods PLC
(United Kingdom)	80,623	1,284,927	41,464	660,831	19,180	305,681

Avis Budget Group, Inc. †	55,279	990,047	37,081	664,121	18,760	335,992

Beijing Enterprises Water Group,
Ltd. (Hong Kong) †	516,000	180,424	408,000	142,661	279,000	97,555

BRF — Brasil Foods SA ADR
(Brazil)	2,498	47,687	1,989	37,970	1,395	26,631

Bunge, Ltd.	1,011	73,126	805	58,226	564	40,794

Career Education Corp. †	17,078	388,012	11,421	259,485	5,763	130,935

CEC Entertainment, Inc. †	12,023	453,628	8,097	305,500	4,095	154,504

Cermaq ASA (Norway) †	20,602	364,916	17,231	305,207	9,947	176,188

Chaoda Modern Agriculture
Holdings, Ltd. (China)	72,000	44,705	58,000	36,012	40,000	24,836

Chiquita Brands
International, Inc. †	879	13,484	700	10,738	491	7,532

Coca-Cola Co. (The)	51,700	3,430,295	38,900	2,581,015	22,200	1,472,970

Coca-Cola Hellenic Bottling Co.
SA (Greece)	34,080	917,091	17,088	459,837	7,904	212,696

Companhia Brasileira de
Distribuicao Grupo Pao de Acucar
ADR (Preference) (Brazil)	22,376	938,226	—	—	—	—

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Consumer staples cont.
Core-Mark Holding Co., Inc. †	6,117	$202,167	4,020	$132,861	2,041	$67,455

Corn Products International, Inc.	1,042	53,996	830	43,011	582	30,159

Cosan SA Industria e Comercio
(Brazil)	54,378	846,791	—	—	—	—

Cosan, Ltd. Class A (Brazil)	9,915	127,904	7,817	100,839	5,346	68,963

Costco Wholesale Corp.	72,700	5,330,364	54,600	4,003,272	31,200	2,287,584

Darling International, Inc. †	7,940	122,038	6,194	95,202	4,236	65,107

DineEquity, Inc. †	4,249	233,610	2,897	159,277	1,419	78,017

Domino’s Pizza, Inc. †	58,487	1,077,915	39,720	732,040	19,691	362,905

Dr. Pepper Snapple Group, Inc.	94,200	3,500,472	70,800	2,630,928	40,500	1,504,980

E-Commerce China Dangdang, Inc.
ADR (China) † SG SB SC	5,288	109,091	4,189	86,419	2,877	59,353

Energizer Holdings, Inc. †	22,140	1,575,482	16,932	1,204,881	10,039	714,375

Estee Lauder Cos., Inc. (The)
Class A	24,600	2,370,456	18,167	1,750,572	10,451	1,007,058

Genuine Parts Co.	51,000	2,735,640	38,400	2,059,776	21,900	1,174,716

Glanbia PLC (Ireland)	3,131	18,896	2,493	15,046	1,748	10,550

Heckmann Corp. †	37,031	242,553	29,211	191,332	19,977	130,849

Heineken Holding NV
(Netherlands)	17,776	856,236	8,698	418,966	3,779	182,027

Henkel AG & Co. KGaA
(Germany)	9,950	617,600	7,442	461,928	6,595	409,354

Hershey Co. (The)	69,200	3,761,020	51,900	2,820,765	29,700	1,614,195

Imperial Tobacco Group PLC
(United Kingdom)	16,029	496,245	11,749	363,739	9,897	306,403

IOI Corp. Bhd (Malaysia)	27,000	51,348	21,500	40,888	15,100	28,717

Itron, Inc. †	5,086	287,054	4,012	226,437	2,743	154,815

ITT Educational Services, Inc. †	5,548	400,288	3,708	267,532	1,906	137,518

Japan Tobacco, Inc. (Japan)	626	2,264,239	390	1,410,628	270	976,589

Kao Corp. (Japan)	37,000	924,109	18,600	464,552	8,600	214,793

Kerry Group PLC Class A
(Ireland)	41,931	1,564,224	26,666	994,767	20,000	746,094

Koninklijke Ahold NV
(Netherlands)	186,191	2,503,344	97,291	1,308,081	46,911	630,720

Kuala Lumpur Kepong Bhd
(Malaysia)	6,400	44,797	5,100	35,698	3,600	25,199

Lawson, Inc. (Japan)	4,500	217,200	3,400	164,107	3,200	154,454

Leroy Seafood Group ASA
(Norway)	5,204	160,307	4,353	134,093	2,513	77,412

Lifetime Brands, Inc. †	127	1,905	87	1,305	43	645

Lincoln Educational
Services Corp.	15,467	245,771	10,374	164,843	5,172	82,183

Lorillard, Inc.	18,200	1,729,182	13,900	1,320,639	8,000	760,080

Maple Leaf Foods, Inc. (Canada)	2,025	25,796	1,612	20,535	1,131	14,407

Marine Harvest (Norway)	573,386	713,791	479,576	597,010	276,848	344,640

McDonald’s Corp.	18,662	1,419,992	14,000	1,065,260	7,989	607,883

Mecox Lane, Ltd. ADR (China) †	11,118	65,374	8,794	51,709	6,067	35,674

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Consumer staples cont.
MEIJI Holdings Co., Ltd. (Japan)	14,400	$579,779	7,200	$289,889	3,300	$132,866

Metro AG (Germany)	7,133	488,380	5,318	364,111	4,562	312,350

MGP Ingredients, Inc.	15,607	136,093	10,424	90,897	5,293	46,155

National Presto Industries, Inc.	1,676	188,852	1,089	122,709	569	64,115

Nestle SA (Switzerland)	31,600	1,815,616	20,799	1,195,032	15,665	900,052

Nippon Meat Packers, Inc.
(Japan)	87,000	1,098,495	44,000	555,561	20,000	252,528

Nutreco Holding NV
(Netherlands)	1,395	102,515	1,167	85,760	673	49,457

Olam International, Ltd.
(Singapore)	12,000	26,651	10,000	22,209	7,000	15,546

On Assignment, Inc. †	19,928	188,519	13,516	127,861	6,605	62,483

Papa John’s International, Inc. †	5,036	159,490	3,324	105,271	1,735	54,947

PepsiCo, Inc.	36,443	2,347,294	27,427	1,766,573	15,680	1,009,949

Philip Morris International, Inc.	39,042	2,562,326	29,278	1,921,515	16,795	1,102,256

Prestige Brands Holdings, Inc. †	21,879	251,609	14,599	167,889	7,419	85,319

Procter & Gamble Co. (The)	83,923	5,169,657	62,940	3,877,104	36,017	2,218,647

PT Astra Agro Lestari Tbk
(Indonesia)	12,500	32,587	10,000	26,069	7,000	18,249

PT Perusahaan Perkebunan
London Sumatra Indonesia
Tbk (Indonesia)	97,000	25,343	77,000	20,118	54,000	14,109

Reckitt Benckiser Group PLC
(United Kingdom)	60,602	3,117,569	35,532	1,827,884	21,142	1,087,615

Revlon, Inc. Class A †	11,479	182,172	7,741	122,850	3,822	60,655

Ruth’s Hospitality Group, Inc. †	10,958	56,543	7,442	38,401	3,635	18,757

Safeway, Inc.	166,380	3,916,585	124,904	2,940,240	71,503	1,683,181

Smithfield Foods, Inc. †	1,140	27,428	907	21,822	636	15,302

Spartan Stores, Inc.	10,256	151,686	6,851	101,326	3,481	51,484

Spectrum Brands Holdings, Inc. †	4,235	117,564	4,543	126,114	2,366	65,680

SRA International, Inc. Class A †	7,375	209,155	5,807	164,687	3,987	113,071

Suedzucker AG (Germany)	9,421	263,285	7,155	199,958	6,662	186,180

SunOpta, Inc. (Canada) †	11,544	85,656	9,008	66,839	6,160	45,707

SUPERVALU, Inc. SG SB SC	13,279	118,581	8,850	79,031	4,493	40,122

Synergy Co. (Russia) †	31,760	1,251,344	5,263	207,362	4,550	179,270

Tate & Lyle PLC
(United Kingdom)	3,554	32,974	2,830	26,257	1,985	18,417

Tesco PLC (United Kingdom)	38,648	236,570	19,379	118,622	8,964	54,870

Toyo Suisan Kaisha, Ltd. (Japan)	2,000	43,476	2,000	43,476	2,000	43,476

Tyson Foods, Inc. Class A	1,994	38,265	1,587	30,455	1,113	21,358

Unilever NV (Netherlands)	101,320	3,183,333	52,943	1,663,395	25,543	802,525

Unilever PLC (United Kingdom)	6,133	187,212	3,075	93,866	1,422	43,407

USANA Health Sciences, Inc. †	2,452	84,619	1,658	57,218	824	28,436

W.W. Grainger, Inc.	27,900	3,841,272	20,900	2,877,512	12,000	1,652,160

WebMD Health Corp. †	2,296	122,652	1,549	82,748	751	40,118

Wolseley PLC (Switzerland) †	89,246	3,009,601	46,634	1,572,617	22,990	775,281

		84,120,529		56,160,547		32,836,848

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Energy		6.6%		5.2%		3.9%
Alkane Resources, Ltd.
(Australia) †	31,394	$61,988	24,977	$49,318	17,205	$33,972

Alpha Natural Resources, Inc. †	664	39,422	521	30,932	324	19,236

Amyris, Inc. †	2,371	67,668	1,871	53,398	1,280	36,531

Areva SA (France)	1,990	88,592	1,610	71,675	1,100	48,970

Athabasca Oil Sands Corp.
(Canada) †	7,535	130,989	5,917	102,862	4,046	70,336

Atwood Oceanics, Inc. †	10,287	477,625	6,912	320,924	3,478	161,484

Ballard Power Systems, Inc.
(Canada) † SB SC	28,726	66,932	21,219	49,440	14,511	33,811

BG Group PLC
(United Kingdom)	39,571	986,045	29,475	734,469	25,179	627,420

BP PLC (United Kingdom)	265,379	1,935,665	155,895	1,137,093	101,730	742,015

Cairn Energy PLC
(United Kingdom) †	254,373	1,888,490	106,653	791,802	93,532	694,391

Cal Dive International, Inc. †	23,066	161,001	15,580	108,748	7,575	52,874

Caltex Australia, Ltd. (Australia)	79,851	1,291,143	40,038	647,390	18,520	299,457

Cameron International Corp. † SG	88,300	5,041,930	66,300	3,785,730	37,900	2,164,090

Canadian Oil Sands Trust (Unit)
(Canada)	4,865	164,075	3,882	130,923	2,655	89,541

Canadian Solar, Inc. (Canada) †	2,713	30,576	2,271	25,594	1,554	17,514

Chevron Corp.	55,385	5,950,011	41,663	4,475,856	23,817	2,558,660

China Coal Energy Co. (China)	25,000	34,066	19,000	25,890	13,000	17,714

China Shenhua Energy Co., Ltd.
(China)	9,500	44,758	7,500	35,336	5,000	23,557

China Sunergy Co., Ltd. ADR
(China) † SG	5,588	23,023	4,128	17,007	2,823	11,631

Cimarex Energy Co.	47,800	5,508,472	35,900	4,137,116	20,500	2,362,420

Cloud Peak Energy, Inc. †	12,066	260,505	8,127	175,462	4,104	88,605

CNOOC, Ltd. (China)	662,000	1,667,978	—	—	—	—

Compagnie Generale de
Geophysique-Veritas (France) †	59,854	2,162,715	31,278	1,130,173	13,521	488,557

Complete Production
Services, Inc. †	15,728	500,308	10,760	342,276	5,102	162,295

Connacher Oil and Gas, Ltd.
(Canada) †	33,520	49,482	28,917	42,687	15,579	22,998

ConocoPhillips	26,379	2,106,627	19,903	1,589,454	11,369	907,928

CONSOL Energy, Inc.	1,210	64,892	996	53,415	569	30,515

Contango Oil & Gas Co. †	4,506	284,959	3,043	192,439	1,458	92,204

Covanta Holding Corp.	7,904	135,000	6,288	107,399	4,300	73,444

E-Ton Solar Tech Co., Ltd.
(Taiwan) †	28,000	38,468	22,000	30,225	14,000	19,234

EDP Renovaveis SA (Spain) †	9,177	66,045	7,279	52,386	4,978	35,826

Enel Green Power SpA (Italy) †	33,465	93,048	27,293	75,887	18,665	51,897

ENI SpA (Italy)	146,076	3,594,852	76,330	1,878,441	36,136	889,288

Exxon Mobil Corp.	169,910	14,294,528	127,601	10,735,072	72,978	6,139,639

Fersa Energias Renovables SA
(Spain)	18,967	37,842	15,840	31,603	10,833	21,614

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Energy cont.
First Solar, Inc. †	3,289	$529,003	2,495	$401,296	1,967	$316,372

FuelCell Energy, Inc. † SG SB SC	30,116	64,448	23,909	51,165	16,351	34,991

Gazprom OAO ADR (Russia)	69,321	2,243,921	—	—	—	—

GCL Poly Energy Holdings, Ltd.
(China) †	341,000	209,536	271,000	166,523	177,000	108,762

Gintech Energy Corp. (Taiwan)	18,179	57,801	14,139	44,956	9,089	28,899

Green Plains Renewable
Energy, Inc. † SG SB SC	6,522	78,394	5,235	62,925	3,254	39,113

GT Solar International, Inc. †	15,794	168,364	10,822	115,363	5,349	57,020

Gushan Environmental Energy,
Ltd. ADR (China) † SG SB SC	9,251	43,110	7,029	32,755	4,807	22,401

Halliburton Co.	137,483	6,852,153	103,381	5,152,509	59,107	2,945,893

Hanwha SolarOne Co., Ltd. ADR
(China) † SG SB SC	4,643	35,240	3,586	27,218	2,387	18,117

Headwaters, Inc. †	13,603	80,258	10,569	62,357	7,228	42,645

Helix Energy Solutions
Group, Inc. †	33,208	571,178	22,203	381,892	11,399	196,063

Hidili Industry International
Development, Ltd. (China)	126,000	111,277	95,000	83,899	82,000	72,418

Iberdrola Renovables SA
(Spain)	20,668	89,370	16,622	71,874	11,368	49,156

Innergex Renewable Energy, Inc.
(Canada)	6,200	61,187	5,000	49,344	3,200	31,580

Inpex Holdings, Inc. (Japan)	108	820,270	80	607,607	71	539,251

JA Solar Holdings Co., Ltd. ADR
(China) † SG SB SC	9,120	63,840	7,197	50,379	4,884	34,188

James River Coal Co. †	11,011	266,136	7,384	178,471	3,722	89,961

Lukoil OAO ADR (Russia)	35,387	2,535,479	—	—	—	—

Magma Energy Corp. (Canada) †	37,537	44,562	28,048	33,297	19,181	22,771

Murphy Oil Corp.	60,000	4,405,200	45,100	3,311,242	25,800	1,894,236

Nexen, Inc. (Canada)	45,933	1,146,073	34,217	853,747	30,199	753,494

Nordex AG (Germany) † SG SB SC	4,212	46,175	3,322	36,418	2,272	24,907

Occidental Petroleum Corp.	8,266	863,714	6,108	638,225	3,545	370,417

Oceaneering International, Inc. †	49,000	4,383,050	36,800	3,291,760	21,000	1,878,450

OGX Petroleo e Gas Participacoes
SA (Brazil) †	143,406	1,727,624	—	—	—	—

Oil States International, Inc. †	4,402	335,168	2,973	226,364	1,423	108,347

Oilsands Quest, Inc. (Canada) †	28,742	13,796	24,795	11,902	13,358	6,412

Peabody Energy Corp.	78,784	5,669,297	59,150	4,256,434	33,945	2,442,682

Petrofac, Ltd. (United Kingdom)	32,158	769,292	16,124	385,723	7,458	178,412

Petroleo Brasileiro SA ADR
(Preference) (Brazil)	73,807	2,623,101	9,900	351,846	8,500	302,090

Petroleo Brasileiro SA ADR
(Brazil)	36,866	1,490,492	3,400	137,462	3,200	129,376

Petroleum Development Corp. †	15,903	763,503	10,596	508,714	5,301	254,501

Petroquest Energy, Inc. †	10,885	101,884	7,360	68,890	3,561	33,331

Ram Power Corp. (Canada) †	24,799	33,792	19,572	26,670	13,384	18,238

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Energy cont.
Rosetta Resources, Inc. †	14,891	$707,918	9,841	$467,841	5,044	$239,792

Royal Dutch Shell PLC Class B
(United Kingdom)	90,763	3,295,528	54,415	1,975,763	36,936	1,341,115

Saipem SpA (Italy)	47,547	2,532,642	25,274	1,346,247	12,049	641,803

Sasol, Ltd. (South Africa)	12,463	721,608	—	—	—	—

Sasol, Ltd. ADR (South Africa)	5,068	293,691	3,950	228,903	2,701	156,523

Schlumberger, Ltd.	15,700	1,464,182	11,800	1,100,468	6,700	624,842

SouthGobi Resources, Ltd.
(Canada) †	2,850	41,546	2,250	32,800	1,550	22,595

Stallion Oilfield Holdings, Ltd.	1,034	41,877	923	37,382	720	29,160

Statoil ASA (Norway)	148,968	4,138,112	80,788	2,244,172	43,791	1,216,450

Stone Energy Corp. †	26,289	877,264	17,624	588,113	8,787	293,222

Suncor Energy, Inc. (Canada)	4,150	186,086	3,237	145,147	2,214	99,276

Sunoco, Inc.	84,400	3,847,796	63,400	2,890,406	36,300	1,654,917

Suzlon Energy, Ltd. (India) †	63,610	63,617	50,547	50,553	33,044	33,048

Swift Energy Co. †	9,265	395,430	6,282	268,116	3,210	137,003

Technip SA (France)	5,779	617,537	4,332	462,912	3,726	398,156

TETRA Technologies, Inc. †	16,177	249,126	10,915	168,091	5,270	81,158

Tidewater, Inc.	7,909	473,354	5,289	316,547	2,609	156,149

Total SA (France)	9,315	568,199	6,927	422,535	6,450	393,439

Trina Solar, Ltd. ADR
(China) † SG SB SC	3,344	100,721	2,597	78,222	1,775	53,463

Tullow Oil PLC
(United Kingdom)	48,775	1,134,681	22,667	527,315	19,489	453,384

Unit Corp. †	5,598	346,796	3,816	236,401	1,922	119,068

Vaalco Energy, Inc. †	32,335	250,920	21,125	163,930	10,349	80,308

Valero Energy Corp.	199,600	5,952,072	149,900	4,470,018	85,800	2,558,556

W&T Offshore, Inc.	15,219	346,841	10,290	234,509	4,979	113,471

Walter Energy, Inc.	24,776	3,355,414	18,430	2,495,975	10,454	1,415,785

Yanzhou Coal Mining Co., Ltd.
(China)	14,000	50,932	12,000	43,656	8,000	29,104

		120,701,298		75,843,671		44,475,949
Financials		9.2%		6.7%		5.0%
3i Group PLC (United Kingdom)	112,322	539,385	56,402	270,850	23,359	112,173

ACE, Ltd.	7,196	465,581	5,339	345,433	5,021	324,859

AerCap Holdings NV
(Netherlands) †	12,174	153,027	8,062	101,339	4,147	52,128

Affiliated Managers Group †	46,000	5,031,020	34,600	3,784,202	19,800	2,165,526

Aflac, Inc.	39,700	2,095,366	30,300	1,599,234	17,900	944,762

African Bank Investments, Ltd.
(South Africa)	155,236	869,188	—	—	—	—

Ageas (Belgium)	169,751	483,315	86,422	246,061	35,792	101,907

Agree Realty Corp. (R)	9,881	221,828	6,924	155,444	3,184	71,481

Agricultural Bank of China, Ltd.
(China) †	1,949,000	1,104,909	—	—	—	—

AIA Group, Ltd. (Hong Kong) †	40,600	124,999	29,800	91,748	25,000	76,970

Aliansce Shopping Centers SA
(Brazil)	63,100	510,649	—	—	—	—

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Financials cont.
Allianz SE (Germany)	4,527	$636,621	3,357	$472,087	3,118	$438,477

Allied World Assurance Company
Holdings, Ltd.	49,203	3,084,536	36,588	2,293,702	20,463	1,282,825

American Capital Agency Corp. R	7,621	222,076	4,969	144,797	2,561	74,628

American Equity Investment Life
Holding Co.	31,502	413,306	21,095	276,766	10,773	141,342

American Express Co.	110,700	5,003,640	83,100	3,756,120	47,600	2,151,520

American Financial Group, Inc.	6,532	228,751	4,960	173,699	2,823	98,861

American Safety Insurance
Holdings, Ltd. †	15,980	342,451	10,599	227,137	5,477	117,372

Annaly Capital
Management, Inc. R	175,400	3,060,730	131,700	2,298,165	75,400	1,315,730

Anworth Mortgage Asset Corp. R	26,312	186,552	17,214	122,047	8,893	63,051

Arch Capital Group, Ltd. †	6,650	659,614	5,032	499,124	2,856	283,287

Ashford Hospitality Trust, Inc. † R	25,055	276,106	16,729	184,354	8,498	93,648

Aspen Insurance Holdings, Ltd.	10,147	279,651	6,741	185,782	3,295	90,810

Assicurazioni Generali SpA
(Italy)	107,085	2,323,569	55,677	1,208,100	26,354	571,839

Assurant, Inc.	60,700	2,337,557	45,600	1,756,056	26,100	1,005,111

Assured Guaranty, Ltd.
(Bermuda)	60,462	900,884	43,682	650,862	23,907	356,214

Australia & New Zealand
Banking Group, Ltd. (Australia)	144,777	3,572,961	75,651	1,866,996	35,793	883,338

AXA SA (France)	50,640	1,060,333	37,509	785,387	33,632	704,208

Banca Intesa SpA RSP (Italy)	274,089	725,895	137,432	363,974	63,570	168,358

Banca Monte dei Paschi di Siena
SpA (Italy) † SG SB SC	563,068	704,034	276,191	345,337	120,029	150,079

Banco Bradesco SA ADR
(Brazil)	167,570	3,477,078	29,215	606,211	25,208	523,066

Banco Latinoamericano de
Exportaciones SA Class E
(Panama)	22,205	387,699	15,325	267,575	7,781	135,856

Banco Popolare SC (Italy)	204,144	609,938	101,407	302,982	45,814	136,882

Banco Santander Central
Hispano SA (Spain)	19,457	226,344	14,277	166,085	13,238	153,998

Bank of America Corp.	226,605	3,020,645	170,134	2,267,886	97,361	1,297,822

Bank of Baroda (India)	12,127	262,378	8,861	191,715	7,220	156,211

Bank of Marin Bancorp.	1,548	57,771	1,025	38,253	1,206	45,008

Bank of the Ozarks, Inc.	11,153	487,498	7,693	336,261	3,885	169,813

Barclays PLC (United Kingdom)	792,976	3,535,974	463,477	2,066,699	294,013	1,311,039

Berkshire Hathaway, Inc.
Class B †	39,500	3,303,385	29,700	2,483,811	17,000	1,421,710

BNP Paribas SA (France)	47,260	3,463,628	27,127	1,988,105	16,643	1,219,745

Broadridge Financial
Solutions, Inc.	116,300	2,638,847	87,400	1,983,106	50,000	1,134,500

C C Land Holdings, Ltd.
(China)	1,637,000	557,662	—	—	—	—

Cardtronics, Inc. †	15,027	305,799	10,288	209,361	5,053	102,829

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Financials cont.
CBL & Associates
Properties, Inc. R	25,417	$442,764	16,575	$288,737	8,640	$150,509

CFS Retail Property Trust
(Australia) R	102,704	195,873	78,374	149,472	72,977	139,179

Cheung Kong Holdings, Ltd.
(Hong Kong)	37,000	603,111	18,000	293,405	8,000	130,402

China Construction Bank Corp.
(China)	3,825,000	3,584,555	693,000	649,437	614,000	575,403

China Overseas Land &
Investment, Ltd. (China)	276,000	561,296	—	—	—	—

Citigroup, Inc. †	313,830	1,387,129	235,632	1,041,493	134,849	596,033

CNO Financial Group, Inc. †	43,096	323,651	28,542	214,350	14,661	110,104

CommonWealth REIT (R)	39,599	1,028,386	28,526	740,820	16,309	423,545

Community Bank System, Inc.	9,231	224,036	6,124	148,629	3,159	76,669

Credit Suisse Group (Switzerland)	40,144	1,709,849	21,072	897,517	9,773	416,260

Criteria Caixacorp SA (Spain)	72,669	513,595	53,864	380,689	47,685	337,018

Danske Bank A/S
(Denmark) † SG SB SC	93,895	2,083,356	53,561	1,188,420	32,303	716,744

Delek Group, Ltd. (Israel)	2,425	656,989	1,216	329,443	562	152,259

Dexus Property Group
(Australia)	155,594	137,082	115,959	102,163	112,523	99,136

Dollar Financial Corp. †	20,892	433,509	14,130	293,198	7,149	148,342

E*Trade Financial Corp. †	21,577	337,249	14,489	226,463	7,440	116,287

Endurance Specialty Holdings, Ltd.
(Bermuda)	47,500	2,318,950	35,700	1,742,874	20,400	995,928

Evercore Partners, Inc. Class A	5,193	178,068	3,379	115,866	1,779	61,002

Fifth Third Bancorp	116,700	1,619,796	87,700	1,217,276	50,200	696,776

Financial Institutions, Inc.	12,829	224,508	8,495	148,663	4,376	76,580

First Financial Bancorp	14,364	239,735	9,504	158,622	4,938	82,415

First Financial Holding Co., Ltd.
(Taiwan)	1,010,000	865,523	—	—	—	—

First Industrial Realty Trust † R	17,428	207,219	11,545	137,270	5,900	70,151

Flagstone Reinsurance Holdings
SA (Luxembourg)	23,313	210,050	15,323	138,060	8,034	72,386

Flushing Financial Corp.	22,526	335,637	14,837	221,071	7,555	112,570

Glimcher Realty Trust R	36,646	338,976	24,301	224,784	12,549	116,078

Goldman Sachs Group,
Inc. (The)	7,404	1,173,312	5,649	895,197	3,200	507,104

Grupo Financiero Banorte SAB
de CV (Mexico)	147,752	695,859	—	—	—	—

Guangzhou R&F Properties Co.,
Ltd. (China)	395,600	588,899	—	—	—	—

Hang Lung Group, Ltd.
(Hong Kong)	60,000	371,384	29,000	179,503	14,000	86,656

Hang Seng Bank, Ltd.
(Hong Kong)	19,300	311,618	14,400	232,503	12,400	200,211

Hartford Financial Services
Group, Inc. (The)	66,900	1,801,617	50,300	1,354,579	28,800	775,584

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Financials cont.
Henderson Land Development
Co., Ltd. (Hong Kong)	28,000	$194,010	21,000	$145,507	19,000	$131,649

Home Bancshares, Inc.	9,539	217,012	6,332	144,053	3,215	73,141

HSBC Holdings PLC
(United Kingdom)	172,046	1,771,782	116,340	1,198,105	95,378	982,232

Huaku Development Co., Ltd.
(Taiwan)	137,000	383,888	—	—	—	—

Hudson City Bancorp, Inc.	385,600	3,732,608	293,200	2,838,176	172,200	1,666,896

Huntington Bancshares, Inc.	189,100	1,255,624	142,100	943,544	81,400	540,496

IMMOFINANZ AG
(Austria) † SG SC	260,289	1,177,620	130,513	590,477	60,370	273,131

Industrial and Commercial Bank
of China, Ltd. (China)	3,866,000	3,210,485	191,000	158,614	178,000	147,818

Industrial Bank of Korea
(IBK) (South Korea)	61,110	1,052,900	—	—	—	—

ING Groep NV (Netherlands) †	47,882	607,262	35,751	453,411	31,688	401,882

International Bancshares Corp.	16,155	296,283	11,165	204,766	5,178	94,965

Intesa Sanpaolo SpA (Italy)	941,845	2,792,631	503,179	1,491,958	232,751	690,122

Invesco Mortgage Capital, Inc. R	9,603	209,826	6,367	139,119	3,413	74,574

Itau Unibanco Banco Multiplo SA
ADR (Preference) (Brazil)	26,900	646,945	—	—	—	—

JPMorgan Chase & Co.	158,674	7,314,871	121,098	5,582,618	72,482	3,341,420

Julius Baer Group, Ltd.
(Switzerland)	5,527	240,417	4,116	179,040	3,513	152,811

Kasikornbank PCL NVDR
(Thailand)	163,200	685,284	—	—	—	—

KB Financial Group, Inc.
(South Korea)	17,571	921,038	—	—	—	—

Kinnevik Investment AB Class B
(Sweden)	57,467	1,341,851	28,669	669,420	13,261	309,644

KKR & Co. LP	24,831	407,477	16,672	273,588	8,447	138,615

Lexington Realty Trust R	37,193	347,755	25,514	238,556	12,016	112,350

Liberty Property Trust R	33,532	1,103,203	25,179	828,389	14,425	474,583

Lloyds Banking Group PLC
(United Kingdom) †	3,205,206	2,991,335	1,734,229	1,618,511	896,400	836,587

LSR Group OJSC GDR (Russia) †	56,118	537,610	—	—	—	—

LTC Properties, Inc. R	13,980	396,193	9,171	259,906	4,706	133,368

Maiden Holdings, Ltd.
(Bermuda)	21,265	159,275	14,109	105,676	7,304	54,707

Mediobanca SpA (Italy)	126,551	1,297,497	63,454	650,579	29,351	300,929

Merchants Bancshares, Inc.	5,841	154,670	3,866	102,372	2,007	53,145

Metro Bancorp, Inc. †	9,812	121,178	6,662	82,276	3,255	40,199

Mission West Properties R	18,293	120,185	12,138	79,747	6,174	40,563

Mitsubishi Estate Co., Ltd.
(Japan)	13,000	220,161	10,000	169,355	9,000	152,419

Mitsubishi UFJ Financial Group,
Inc. (Japan)	35,100	162,234	25,900	119,711	24,400	112,778

Nasdaq OMX Group, Inc. (The) †	153,500	3,966,440	115,200	2,976,768	66,000	1,705,440

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Financials cont.
National Australia Bank, Ltd.
(Australia)	18,561	$497,315	13,775	$369,081	12,500	$334,919

National Bank of Canada
(Canada)	7,829	636,778	5,756	468,169	5,422	441,003

National Health Investors, Inc. R	14,825	710,414	9,624	461,182	5,060	242,475

Nelnet, Inc. Class A	16,572	361,767	11,174	243,928	5,642	123,165

Newcastle Investment Corp. † R	24,436	147,593	16,248	98,138	8,374	50,579

Omega Healthcare
Investors, Inc. R	10,509	234,771	6,926	154,727	3,524	78,726

ORIX Corp. (Japan)	9,320	873,890	6,930	649,792	6,220	583,219

Orrstown Financial Services, Inc.	5,365	150,220	3,569	99,932	1,839	51,492

Park National Corp.	1,873	125,154	1,239	82,790	642	42,898

PDG Realty SA Empreendimentos e
Participacoes (Brazil)	325,089	1,825,648	—	—	—	—

Ping An Insurance (Group) Co. of
China, Ltd. (China)	85,000	861,582	18,500	187,521	15,500	157,112

Platinum Underwriters Holdings, Ltd.
(Bermuda)	3,158	120,288	2,099	79,951	1,082	41,213

PNC Financial Services
Group, Inc.	70,200	4,421,898	52,800	3,325,872	30,200	1,902,298

Popular, Inc. (Puerto Rico) †	49,088	142,846	32,665	95,055	16,829	48,972

Protective Life Corp.	9,923	263,456	6,573	174,513	3,393	90,084

Prudential PLC (United Kingdom)	84,600	960,263	62,556	710,050	55,312	627,826

PS Business Parks, Inc. R	6,743	390,689	4,393	254,530	2,299	133,204

PT Bank Rakyat Indonesia
(Persero) Tbk (Indonesia)	1,470,000	970,715	—	—	—	—

RenaissanceRe Holdings, Ltd.	14,395	993,111	10,825	746,817	6,206	428,152

Republic Bancorp, Inc. Class A	4,637	90,329	3,059	59,589	1,603	31,226

Resolution, Ltd. (Guernsey)	14,136	67,202	7,030	33,420	3,047	14,485

Rossi Residencial SA (Brazil)	158,502	1,322,551	31,100	259,500	26,900	224,455

Saul Centers, Inc. (R)	5,033	224,220	3,317	147,772	1,687	75,156

Sberbank OJSC (Russia) †	1,026,679	3,858,260	146,873	551,949	123,101	462,614

SCOR (France)	6,827	186,283	5,096	139,051	4,807	131,165

Shinhan Financial Group Co., Ltd.
(South Korea)	10,500	477,164	7,800	354,465	6,900	313,565

SLM Corp. †	284,300	4,349,790	213,600	3,268,080	122,200	1,869,660

Societe Generale (France)	3,579	233,026	2,661	173,256	2,478	161,341

Soho China, Ltd. (China)	254,000	217,789	190,000	162,913	179,500	153,910

Southside Bancshares, Inc.	11,039	236,235	7,256	155,278	3,799	81,299

St. Joe Co. (The) † SG SB SC	10,308	258,422	6,967	174,663	3,485	87,369

Standard Chartered PLC
(United Kingdom)	9,489	246,512	7,076	183,825	6,074	157,795

Starwood Property Trust, Inc. R	7,446	166,046	4,943	110,229	2,550	56,865

Suffolk Bancorp	5,708	119,754	3,798	79,682	1,956	41,037

Sumitomo Mitsui Financial Group,
Inc. (Japan)	15,100	470,012	11,300	351,731	10,500	326,830

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Financials cont.
Sumitomo Mitsui Trust Holdings,
Inc. (Japan)	348,000	$1,235,676	175,000	$621,389	75,000	$266,310

Swiss Life Holding AG
(Switzerland) †	11,604	1,922,286	6,047	1,001,729	2,805	464,669

Symetra Financial Corp.	21,330	290,088	14,191	192,998	7,313	99,457

Tokio Marine Holdings, Inc.
(Japan)	79,200	2,120,135	41,400	1,108,252	20,000	535,388

U.S. Bancorp	96,500	2,550,495	73,600	1,945,248	43,100	1,139,133

UniCredito Italiano SpA (Italy)	739,692	1,831,897	395,108	978,512	187,337	463,953

Universal Health Realty
Income Trust R	3,273	132,655	2,142	86,815	1,106	44,826

Universal Insurance Holdings, Inc.	29,270	158,643	19,081	103,419	9,989	54,140

Uranium Participation Corp.
(Canada) †	4,922	33,332	3,633	24,603	2,485	16,828

Urstadt Biddle Properties, Inc.
Class A R	10,421	198,207	6,835	130,002	3,509	66,741

Virginia Commerce
Bancorp, Inc. †	31,343	179,909	20,795	119,363	10,729	61,584

Warsaw Stock Exchange
(Poland) †	8,054	138,440	5,949	102,257	5,043	86,684

Wells Fargo & Co.	103,385	3,277,305	77,579	2,459,254	44,383	1,406,941

Westpac Banking Corp.
(Australia)	71,772	1,809,950	37,852	954,553	17,509	441,543

World Acceptance Corp. †	3,875	252,650	2,587	168,672	1,314	85,673

Yuanta Financial Holding Co.,
Ltd. (Taiwan)	595,000	427,941	—	—	—	—

		169,465,913		97,472,116		57,526,757
Health care		5.3%		4.7%		3.5%
Abbott Laboratories	25,700	1,260,585	19,400	951,570	11,100	544,455

Aetna, Inc.	85,327	3,193,790	64,173	2,401,995	36,679	1,372,895

Akorn, Inc. †	28,822	166,303	19,451	112,232	9,731	56,148

Allergan, Inc.	54,600	3,877,692	41,100	2,918,922	23,500	1,668,970

Alliance HealthCare
Services, Inc. †	24,069	106,385	15,821	69,929	8,299	36,682

AMAG Pharmaceuticals, Inc. †	6,692	111,756	5,344	89,245	3,337	55,728

Amedisys, Inc. †	6,590	230,650	4,427	154,945	2,207	77,245

American Medical Systems
Holdings, Inc. †	10,530	227,869	7,215	156,133	3,556	76,952

AmerisourceBergen Corp.	67,400	2,666,344	50,700	2,005,692	29,000	1,147,240

AMN Healthcare Services, Inc. †	24,975	216,284	16,594	143,704	8,554	74,078

AmSurg Corp. †	4,731	120,357	3,240	82,426	1,594	40,551

Amylin Pharmaceuticals, Inc. †	6,975	79,306	4,710	53,553	2,260	25,696

Astellas Pharma, Inc. (Japan)	21,900	811,892	16,200	600,578	13,900	515,311

AstraZeneca PLC
(United Kingdom)	74,805	3,440,802	39,089	1,797,975	18,500	850,944

Auxilium Pharmaceuticals, Inc. †	7,697	165,255	5,223	112,138	2,552	54,791

BioMarin Pharmaceuticals, Inc. †	6,516	163,747	4,345	109,190	2,133	53,602

BioMerieux (France)	1,900	199,686	1,412	148,398	1,203	126,433

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Health care cont.
Biotest AG (Preference)
(Germany)	3,583	$234,660	2,652	$173,687	2,257	$147,817

Bruker Corp. †	9,271	193,300	6,313	131,626	3,098	64,593

Cardinal Health, Inc.	73,000	3,002,490	54,700	2,249,811	31,300	1,287,369

Cephalon, Inc. † SG SB SC	1,175	89,042	806	61,079	399	30,236

Coloplast A/S Class B
(Denmark)	4,126	598,797	2,061	299,108	954	138,452

Complete Genomics, Inc. †	19,701	177,900	15,808	142,746	10,939	98,779

Continucare Corp. †	32,053	171,484	21,671	115,940	10,774	57,641

Cooper Companies, Inc. (The)	6,829	474,274	4,610	320,165	2,242	155,707

Covidien PLC (Ireland)	5,788	300,629	4,266	221,576	3,599	186,932

Cubist Pharmaceuticals, Inc. †	7,129	179,936	4,999	126,175	2,182	55,074

Dendreon Corp. †	13,622	509,871	9,454	353,863	5,669	212,191

Endo Pharmaceuticals
Holdings, Inc. †	18,980	724,277	12,605	481,007	6,200	236,592

Enzon Pharmaceuticals, Inc. †	20,070	218,763	13,804	150,464	6,510	70,959

Forest Laboratories, Inc. †	109,489	3,536,495	82,232	2,656,094	47,024	1,518,875

Gentiva Health Services, Inc. †	10,264	287,700	6,833	191,529	3,470	97,264

Gilead Sciences, Inc. †	117,300	4,978,212	88,100	3,738,964	50,400	2,138,976

GlaxoSmithKline PLC
(United Kingdom)	160,789	3,072,759	84,017	1,605,607	41,426	791,672

Grifols SA (Spain)	7,069	123,472	5,208	90,966	4,444	77,622

Health Management Associates,
Inc. Class A †	28,830	314,247	19,468	212,201	9,710	105,839

Health Net, Inc. †	41,600	1,360,320	31,300	1,023,510	17,900	585,330

HealthSouth Corp. †	14,778	369,154	9,988	249,500	4,970	124,151

HealthSpring, Inc. †	13,803	515,818	9,136	341,412	4,705	175,826

Healthways, Inc. †	12,374	190,188	8,212	126,218	4,202	64,585

Hi-Tech Pharmacal Co., Inc. †	12,345	248,505	8,344	167,965	4,135	83,238

Human Genome Sciences, Inc. †	11,509	315,922	7,766	213,177	3,849	105,655

Humana, Inc. †	39,500	2,762,630	29,700	2,077,218	17,000	1,188,980

Illumina, Inc. †	14,026	982,802	11,153	781,491	7,718	540,800

Impax Laboratories, Inc. †	28,147	716,341	19,022	484,110	9,447	240,426

Ironwood Pharmaceuticals, Inc. †	8,836	123,704	5,927	82,978	2,876	40,264

Johnson & Johnson	78,133	4,629,380	58,680	3,476,790	33,609	1,991,333

Kensey Nash Corp. †	8,799	219,183	5,902	147,019	2,849	70,969

Kindred Healthcare, Inc. †	4,534	108,272	3,104	74,124	1,530	36,536

Kinetic Concepts, Inc. †	12,428	676,332	8,450	459,849	4,147	225,680

Laboratory Corp. of
America Holdings †	24,700	2,275,611	18,600	1,713,618	10,600	976,578

LHC Group, Inc. †	4,470	134,100	3,018	90,540	1,446	43,380

Life Technologies Corp. †	18,433	966,258	14,663	768,634	10,147	531,906

Lincare Holdings, Inc.	15,476	459,018	10,362	307,337	5,122	151,919

Magellan Health Services, Inc. †	12,302	603,782	8,276	406,186	4,134	202,897

Medco Health Solutions, Inc. †	65,800	3,695,328	49,400	2,774,304	28,300	1,589,328

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Health care cont.
Medicis Pharmaceutical Corp.
Class A	17,723	$567,845	11,812	$378,456	5,959	$190,926

Merck & Co., Inc.	71,818	2,370,712	53,999	1,782,507	30,888	1,019,613

Miraca Holdings, Inc. (Japan)	7,200	276,023	5,400	207,017	5,300	203,184

Mitsubishi Tanabe Pharma (Japan)	56,200	913,216	41,700	677,600	36,200	588,228

Momenta Pharmaceuticals,
Inc. † SG	5,629	89,220	3,805	60,309	1,891	29,972

Nippon Shinyaku Co., Ltd.
(Japan)	27,000	346,762	20,000	256,861	17,000	218,332

Novartis AG (Switzerland)	52,828	2,872,146	31,276	1,700,410	20,209	1,098,720

Obagi Medical Products, Inc. †	26,483	334,745	17,679	223,463	8,914	112,673

OraSure Technologies, Inc. †	32,308	253,941	21,834	171,615	11,002	86,476

Orion Oyj Class B (Finland)	22,938	557,652	11,501	279,604	5,320	129,336

Orthovita, Inc. †	33,391	71,123	22,620	48,181	10,972	23,370

Pacific Biosciences
of California, Inc. † SG SB SC	19,561	274,832	15,489	217,620	10,718	150,588

Pall Corp.	6,642	382,646	5,254	302,683	3,593	206,993

Par Pharmaceutical Cos., Inc. †	25,999	808,049	17,525	544,677	8,672	269,526

Perrigo Co. SC	44,600	3,546,592	33,500	2,663,920	19,200	1,526,784

Pfizer, Inc.	208,619	4,237,052	156,623	3,181,013	89,669	1,821,177

PharMerica Corp. †	6,849	78,353	4,677	53,505	2,285	26,140

Providence Service Corp. (The) †	9,043	135,464	6,032	90,359	2,975	44,566

Questcor Pharmaceuticals, Inc. †	20,792	299,613	14,154	203,959	6,693	96,446

Roche Holding AG (Switzerland)	11,273	1,614,031	7,624	1,091,579	4,611	660,188

Salix Pharmaceuticals, Ltd. †	5,063	177,357	3,457	121,099	1,624	56,889

Sanofi-Aventis (France)	64,786	4,551,668	36,839	2,588,197	21,658	1,521,626

Sciclone Pharmaceuticals, Inc. †	26,829	108,389	18,149	73,322	8,795	35,532

Select Medical Holdings Corp. †	30,895	249,014	20,964	168,970	10,245	82,575

Sequenom, Inc. †	27,149	171,853	18,521	117,238	8,866	56,122

Sirona Dental Systems, Inc. †	3,897	195,474	2,599	130,366	1,274	63,904

STAAR Surgical Co. †	29,791	165,936	20,198	112,503	9,793	54,547

Steris Corp.	11,130	384,430	7,467	257,910	3,794	131,045

Suzuken Co., Ltd. (Japan)	19,300	509,680	9,900	261,442	4,200	110,915

Teva Pharmaceutical Industries,
Ltd. ADR (Israel)	31,239	1,567,261	20,023	1,004,554	14,344	719,638

United Therapeutics Corp. †	3,284	220,094	2,249	150,728	1,109	74,325

UnitedHealth Group, Inc.	115,051	5,200,305	86,476	3,908,715	49,458	2,235,502

Vanda Pharmaceuticals, Inc. †	14,757	107,579	9,839	71,726	4,830	35,211

Viropharma, Inc. †	19,603	390,100	13,221	263,098	6,659	132,514

Warner Chilcott PLC Class A
(Ireland)	29,108	677,634	19,527	454,589	9,689	225,560

Waters Corp. †	45,700	3,971,330	34,300	2,980,670	19,600	1,703,240

Watson Pharmaceuticals, Inc. †	9,730	544,977	6,563	367,594	3,268	183,041

WellCare Health Plans, Inc. †	6,998	293,566	4,741	198,885	2,299	96,443

West Pharmaceutical Services, Inc.	3,539	158,441	2,360	105,657	1,157	51,799

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%

	Shares	Value	Shares	Value	Shares	Value
Health care cont.
WuXi PharmaTech (Cayman), Inc.
ADR (China) †	10,881	$168,220	7,448	$115,146	3,670	$56,738

Young Innovations, Inc.	6,032	189,405	4,082	128,175	2,065	64,841

		97,612,389		68,713,135		39,415,337
Miscellaneous		—%		—%		—%
Silex Systems, Ltd. (Australia) †	4,306	21,200	3,274	16,119	2,240	11,028

		21,200		16,119		11,028
Technology		8.7%		7.4%		5.6%
A123 Systems, Inc. †	9,314	59,144	7,289	46,285	4,985	31,655

Accenture PLC Class A	107,800	5,925,766	81,000	4,452,570	46,300	2,545,111

Acme Packet, Inc. †	788	55,916	540	38,318	267	18,946

Actuate Corp. †	19,042	99,018	13,020	67,704	6,384	33,197

Adobe Systems, Inc. †	15,974	529,698	13,382	443,747	7,646	253,541

Advanced Battery
Technologies, Inc. † SG SB SC	13,891	26,949	10,805	20,962	7,389	14,335

Advanced Semiconductor
Engineering Inc. (Taiwan)	723,000	784,306	—	—	—	—

Akamai Technologies, Inc. †	15,807	600,666	12,534	476,292	8,245	313,310

Altek Corp. (Taiwan)	99,979	137,016	74,474	102,063	68,231	93,507

Amdocs, Ltd. (United Kingdom) †	49,588	1,430,614	37,236	1,074,259	21,313	614,880

Amkor Technologies, Inc. †	18,901	127,393	12,519	84,378	6,402	43,149

Analog Devices, Inc.	48,100	1,894,178	36,000	1,417,680	21,200	834,856

Anixter International, Inc.	10,097	705,679	6,691	467,634	3,390	236,927

Apple, Inc. †	32,753	11,412,783	24,783	8,635,636	14,417	5,023,604

Applied Materials, Inc.	351,400	5,488,868	264,000	4,123,680	151,000	2,358,620

AsiaInfo-Linkage, Inc.
(China) † SG	45,276	980,225	—	—	—	—

ASML Holding NV
(Netherlands)	3,919	173,077	2,903	128,207	2,473	109,216

Asustek Computer, Inc.
(Taiwan)	127,000	1,099,128	30,000	259,636	28,000	242,327

Autonomy Corp. PLC
(United Kingdom) †	4,245	108,370	3,112	79,446	2,623	66,962

Badger Meter, Inc.	4,296	177,038	3,425	141,144	2,403	99,028

Baidu, Inc. ADR (China) †	2,857	393,723	2,263	311,864	1,555	214,295

Bitauto Holdings, Ltd. ADR
(China) †	9,017	108,114	7,143	85,645	4,907	58,835

Black Box Corp.	8,987	315,893	6,043	212,411	3,165	111,250

Blue Coat Systems, Inc. †	15,604	439,409	12,386	348,790	8,504	239,473

Brocade Communications
Systems, Inc. †	43,444	267,181	29,319	180,312	14,829	91,198

BYD Co., Ltd. (China)	32,500	124,502	26,000	99,601	18,000	68,955

CA, Inc.	73,900	1,786,902	56,400	1,363,752	32,600	788,268

CACI International, Inc. Class A †	4,360	267,355	3,478	213,271	2,388	146,432

Cavium Networks, Inc. †	9,557	429,396	6,521	292,989	3,194	143,506

Ceragon Networks, Ltd. (Israel) †	16,444	198,644	11,199	135,284	5,486	66,271

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Technology cont.
Check Point Software
Technologies, Ltd. (Israel) †	11,061	$564,664	8,740	$446,177	6,001	$306,351

China BAK Battery, Inc.
(China) † SG SB SC	18,765	33,965	13,662	24,728	9,344	16,913

China Water Industry Group,
Ltd. (Hong Kong) †	2,136,000	37,069	1,684,000	29,225	1,152,000	19,992

ChinaCache International
Holdings, Ltd. ADR
(China) † SG SB SC	3,960	72,191	3,133	57,115	2,161	39,395

Cirrus Logic, Inc. †	13,106	275,619	8,889	186,936	4,344	91,354

Cisco Systems, Inc. †	199,589	3,422,951	152,318	2,612,254	89,163	1,529,145

Citrix Systems, Inc. †	10,399	763,911	8,275	607,882	5,806	426,509

Coherent, Inc. †	3,493	202,978	2,372	137,837	1,162	67,524

Computershare, Ltd. (Australia)	22,237	213,431	11,146	106,979	5,156	49,487

Concur Technologies, Inc. †	10,620	588,879	8,417	466,723	5,906	327,488

Convergys Corp. †	21,173	304,044	14,396	206,727	6,822	97,964

CSG Systems International, Inc. †	27,522	548,789	18,190	362,709	9,162	182,690

DDi Corp.	11,530	121,872	7,779	82,224	3,789	40,050

Dell, Inc. †	204,893	2,972,997	154,224	2,237,790	88,102	1,278,360

Elpida Memory, Inc. (Japan) †	8,500	109,575	6,300	81,214	5,400	69,612

Elster Group SE ADR
(Germany) †	8,260	134,225	6,516	105,885	4,456	72,410

EMC Corp. †	30,704	815,191	24,397	647,740	17,116	454,430

Ener1, Inc. † SG SB SC	15,746	46,608	12,887	38,146	8,813	26,086

EnerSys †	16,997	675,631	11,721	465,910	6,276	249,471

Entegris, Inc. †	42,099	369,208	28,400	249,068	13,647	119,684

Entropic
Communications, Inc. † SG SB SC	14,966	126,463	10,246	86,579	5,046	42,639

F-Secure OYJ (Finland)	27,097	89,656	21,826	72,216	14,986	49,584

F5 Networks, Inc. †	6,928	710,605	5,515	565,674	3,878	397,766

Fair Isaac Corp.	8,700	275,007	5,762	182,137	2,994	94,640

Fairchild Semiconductor
Intl., Inc. †	44,454	809,063	29,747	541,395	14,702	267,576

FEI Co. †	36,503	1,230,881	29,028	978,824	20,024	675,209

Fortinet, Inc. †	14,092	620,048	11,161	491,084	7,491	329,604

Fujitsu, Ltd. (Japan)	416,000	2,353,394	217,000	1,227,612	103,000	582,691

Global Payments, Inc.	10,955	535,919	8,245	403,345	4,705	230,169

Google, Inc. Class A †	8,608	5,046,096	6,559	3,844,951	3,902	2,287,391

Greatbatch, Inc. †	3,906	103,353	3,158	83,561	2,051	54,269

GS Yuasa Corp. (Japan)	10,000	66,562	8,000	53,250	5,000	33,281

Harris Corp.	82,993	4,116,453	62,461	3,098,066	36,058	1,788,477

Hewlett-Packard Co.	182,444	7,474,731	137,128	5,618,134	81,531	3,340,325

Hitachi, Ltd. (Japan)	534,000	2,783,125	279,000	1,454,104	134,000	698,387

Hon Hai Precision Industry Co.,
Ltd. (Taiwan)	544,200	1,906,130	62,000	217,163	54,000	189,142

Hynix Semiconductor, Inc.
(South Korea) †	38,230	1,090,842	—	—	—	—

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Technology cont.
IBM Corp.	40,220	$6,558,675	30,215	$4,927,160	17,295	$2,820,296

Informatica Corp. †	9,940	519,166	6,717	350,829	3,366	175,806

Infospace, Inc. †	11,906	103,106	7,962	68,951	4,047	35,047

Integrated Silicon Solutions, Inc. †	7,775	72,074	5,150	47,741	2,633	24,408

Intel Corp.	138,853	2,800,665	104,241	2,102,541	59,639	1,202,919

Intuit, Inc. †	14,473	768,516	11,540	612,774	8,096	429,898

Ixia †	18,114	287,650	12,237	194,324	6,071	96,407

KEMET Corp. †	16,029	237,710	11,532	171,020	5,674	84,145

KEYW Holding Corp. (The) †	6,927	85,064	5,485	67,356	3,766	46,246

Kingdee International Software
Group Co., Ltd. (China)	112,000	70,261	90,000	56,460	62,000	38,894

Kyocera Corp. (Japan)	4,400	446,461	3,200	324,699	2,800	284,112

L-3 Communications
Holdings, Inc.	44,700	3,500,457	33,600	2,631,216	19,200	1,503,552

Lawson Software, Inc. †	16,500	199,650	11,310	136,851	5,597	67,724

LDK Solar Co., Ltd. ADR
(China) † SG SB SC	7,032	86,072	5,531	67,699	3,780	46,267

Lexmark International, Inc.
Class A †	5,542	205,276	3,700	137,048	1,880	69,635

LG Display Co., Ltd.
(South Korea)	31,660	992,847	—	—	—	—

LG Electronics, Inc.
(South Korea)	1,200	114,864	894	85,574	763	73,034

LivePerson, Inc. †	12,310	155,598	8,411	106,315	4,120	52,077

Longtop Financial Technologies
Ltd. ADR (Hong Kong) †	7,207	226,444	5,300	166,526	4,397	138,154

LTX-Credence Corp. †	36,796	335,947	25,220	230,259	12,481	113,952

Magma Design Automation, Inc. †	45,596	310,965	31,223	212,941	15,358	104,742

Mantech International Corp.
Class A †	3,663	155,311	2,936	124,486	2,016	85,478

MEMC Electronic Materials, Inc. †	6,828	88,491	5,533	71,708	3,784	49,041

Microsoft Corp.	309,257	7,842,758	234,470	5,946,159	137,988	3,499,376

MicroStrategy, Inc. †	4,802	645,773	3,213	432,084	1,609	216,378

Monotype Imaging Holdings, Inc. †	11,990	173,855	8,132	117,914	3,946	57,217

Motech Industries, Inc. (Taiwan)	16,199	70,235	13,159	57,054	9,099	39,451

NCI, Inc. †	2,367	57,684	1,766	43,037	1,213	29,561

NetApp, Inc. †	10,337	498,037	8,249	397,437	5,801	279,492

NetSuite, Inc. †	15,022	436,840	12,585	365,972	7,190	209,085

Nokia OYJ (Finland)	25,700	220,249	19,112	163,790	17,796	152,512

Nova Measuring Instruments, Ltd.
(Israel) †	27,062	265,208	18,541	181,702	9,166	89,827

NVE Corp. †	2,833	159,611	2,285	128,737	1,371	77,242

ON Semiconductor Corp. †	438,600	4,328,982	329,400	3,251,178	188,500	1,860,495

Open Text Corp.
(Canada) † SG SB SC	5,200	324,064	3,900	243,048	3,300	205,656

Oplink Communications, Inc. †	8,915	173,753	6,108	119,045	3,011	58,684

Oracle Corp.	80,138	2,674,205	60,149	2,007,172	34,386	1,147,461

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Technology cont.
Pacific Online, Ltd. (China)	70,000	$37,434	55,000	$29,413	38,000	$20,321

Perfect World Co., Ltd. ADR
(China) †	31,100	658,698	—	—	—	—

Plantronics, Inc.	4,869	178,303	3,331	121,981	1,636	59,910

Polycom, Inc. †	16,853	873,828	11,299	585,853	5,657	293,315

Powerwave Technologies, Inc. †	51,356	231,616	35,193	158,720	17,436	78,636

Progress Software Corp. †	7,160	208,284	4,906	142,716	2,431	70,718

QLogic Corp. †	165,988	3,079,077	124,102	2,302,092	70,473	1,307,274

Qualcomm, Inc.	22,194	1,216,897	16,722	916,867	9,605	526,642

Quest Software, Inc. †	26,670	677,151	17,981	456,538	9,088	230,744

Renesola, Ltd. ADR
(China) † SG SB SC	6,800	71,740	5,300	55,915	3,565	37,611

RF Micro Devices, Inc. †	14,280	91,535	9,698	62,164	4,736	30,358

Riverbed Technology, Inc. †	2,810	105,797	1,925	72,476	952	35,843

Rohm Co., Ltd. (Japan)	4,300	269,656	3,200	200,674	3,000	188,132

Rubicon Technology, Inc. †	6,587	182,328	4,515	124,975	2,229	61,699

Saft Groupe SA (France)	1,259	53,600	982	41,807	672	28,609

SAIC, Inc. †	11,373	192,431	9,069	153,447	6,227	105,361

Salesforce.com, Inc. †	6,133	819,246	4,852	648,130	3,313	442,551

Samsung Electronics Co., Ltd.
(South Korea)	4,431	3,764,704	382	324,558	330	280,377

SanDisk Corp. †	78,900	3,636,501	59,000	2,719,310	36,100	1,663,849

SAP AG (Germany)	5,340	327,588	3,968	243,422	3,390	207,963

SAVVIS, Inc. †	2,383	88,385	1,633	60,568	808	29,969

Seagate Technology †	211,000	3,038,400	158,500	2,282,400	90,700	1,306,080

Simplo Technology Co., Ltd.
(Taiwan)	17,600	110,125	14,300	89,477	8,800	55,063

Sina Corp. (China) †	2,536	271,453	2,009	215,043	1,380	147,715

SMART Modular Technologies
(WWH), Inc. †	30,426	236,410	20,335	158,003	10,518	81,725

Sohu.com, Inc. (China) †	2,053	183,456	1,626	145,299	1,117	99,815

Solarworld AG (Germany) SG SB SC	2,549	41,627	1,994	32,563	1,364	22,275

SouFun Holdings, Ltd. ADR
(China) † SG SB SC	3,544	66,308	2,800	52,388	1,932	36,148

Sourcefire, Inc. †	15,895	437,271	12,674	348,662	8,702	239,392

STEC, Inc. †	7,912	158,952	5,383	108,144	2,631	52,857

Sumco Corp. (Japan) †	10,300	207,909	7,700	155,427	6,600	133,223

Symantec Corp. †	27,676	513,113	22,029	408,418	13,759	255,092

Synchronoss Technologies, Inc. †	14,531	504,952	9,914	344,512	4,857	168,781

Taiwan Semiconductor
Manufacturing Co., Ltd. (Taiwan)	550,350	1,321,297	—	—	—	—

Tech Data Corp. †	15,047	765,290	10,091	513,228	5,082	258,471

TeleCommunication Systems, Inc.
Class A †	44,685	184,102	29,623	122,047	15,886	65,450

Tencent Holdings, Ltd. (China)	45,900	1,118,145	10,700	260,657	7,400	180,267

Teradata Corp. †	109,600	5,556,720	82,300	4,172,610	47,100	2,387,970

Teradyne, Inc. †	103,400	1,841,554	77,700	1,383,837	44,500	792,545

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Technology cont.
TIBCO Software, Inc. †	44,233	$1,205,349	29,942	$815,920	15,109	$411,720

Trend Micro, Inc. (Japan)	12,100	322,599	9,500	253,280	6,500	173,297

TTM Technologies, Inc. †	43,934	797,841	29,208	530,417	14,565	264,500

Ultralife Batteries, Inc. †	4,978	25,189	3,743	18,940	2,560	12,954

Ultratech, Inc. †	9,106	267,716	7,272	213,797	4,541	133,505

Unisys Corp. †	21,084	658,242	14,119	440,795	7,113	222,068

Valence
Technology, Inc. † SG SB SC	41,700	65,052	36,400	56,784	20,900	32,604

Veeco Instruments, Inc. †	4,064	206,614	2,785	141,589	1,375	69,905

VeriFone Systems, Inc. †	9,205	505,815	6,304	346,405	3,106	170,675

VeriSign, Inc.	11,001	398,346	8,814	319,155	5,505	199,336

VMware, Inc. Class A †	49,756	4,057,104	37,778	3,080,418	22,106	1,802,523

Watts Water Technologies, Inc.
Class A	6,638	253,505	5,246	200,345	3,588	137,026

Websense, Inc. †	9,262	212,748	7,347	168,761	5,044	115,861

Western Digital Corp. †	45,100	1,681,779	33,900	1,264,131	19,400	723,426

Wistron Corp. (Taiwan)	489,101	775,070	—	—	—	—

Wistron NeWeb Corp. (Taiwan)	171,000	568,711	—	—	—	—

Yokogawa Electric Corp.
(Japan)	27,200	207,569	20,300	154,913	17,500	133,546

Youku.com, Inc. ADR
(China) † SG SB SC	4,538	215,600	3,580	170,086	2,470	117,350

Zix Corp. †	22,499	82,796	17,259	63,513	11,850	43,608

		159,781,129		108,177,321		63,598,645
Transportation		0.7%		0.5%		0.4%
Alaska Air Group, Inc. †	7,599	481,929	5,082	322,300	2,579	163,560

CAI International, Inc. †	34,920	903,031	23,625	610,943	11,646	301,166

Central Japan Railway Co.
(Japan)	369	2,926,950	196	1,554,694	90	713,890

ComfortDelgro Corp., Ltd.
(Singapore)	354,000	438,025	178,000	220,250	82,000	101,463

Deutsche Lufthansa AG
(Germany) †	16,225	344,568	12,115	257,284	10,480	222,562

Deutsche Post AG (Germany)	15,182	274,233	11,273	203,625	10,729	193,798

Genesee & Wyoming, Inc.
Class A †	6,029	350,888	4,133	240,541	2,046	119,077

HUB Group, Inc. Class A †	4,834	174,942	3,314	119,934	1,640	59,352

Qantas Airways, Ltd.
(Australia) †	854,603	1,931,035	459,553	1,038,392	212,571	480,319

Quality Distribution, Inc. †	10,229	121,214	7,011	83,080	3,461	41,013

Seaspan Corp. (Hong Kong)	10,594	206,053	7,254	141,090	3,571	69,456

Swift Transportation Co. †	7,885	115,910	5,392	79,262	2,644	38,867

TAL International Group, Inc.	11,473	416,126	7,748	281,020	3,718	134,852

TNT NV (Netherlands)	4,913	126,278	3,671	94,355	3,365	86,490

Turk Hava Yollari (Turkey) †	243,331	677,846	49,494	137,875	42,233	117,648

United Continental
Holdings, Inc. †	121,378	2,790,480	90,572	2,082,250	51,539	1,184,882

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Transportation cont.
US Airways Group, Inc. †	14,609	$127,244	9,923	$86,429	4,861	$42,339

Wabtec Corp.	11,628	788,727	7,819	530,363	3,819	259,043

		13,195,479		8,083,687		4,329,777
Utilities and power		1.9%		1.6%		1.2%
Alliant Energy Corp.	25,708	1,000,812	19,323	752,244	11,043	429,904

Ameren Corp.	24,500	687,715	18,400	516,488	10,600	297,542

Ameresco, Inc. Class A † SG SB SC	5,262	74,405	4,138	58,511	2,833	40,059

Atco, Ltd. Class I (Canada)	5,600	339,341	4,100	248,446	3,868	234,388

BKW FMB Energie AG
(Switzerland)	1,238	87,748	1,009	71,517	690	48,907

Centrica PLC (United Kingdom)	121,154	633,183	89,155	465,948	79,392	414,924

China Longyuan Power Group
Corp. (China) †	167,000	179,473	130,000	139,709	89,000	95,647

China Power New Energy
Development Co.,
Ltd. (China) †	11,182,000	948,723	1,210,000	102,661	1,004,000	85,183

China Water Affairs Group, Ltd.
(Hong Kong)	250,000	95,128	200,000	76,102	130,000	49,467

China WindPower Group, Ltd.
(China) †	11,520,000	1,229,155	2,500,000	266,744	2,030,000	216,596

Chubu Electric Power, Inc.
(Japan)	15,100	336,242	7,500	167,008	3,200	71,257

Cia de Saneamento Basico do
Estado de Sao Paulo ADR (Brazil)	4,789	281,306	3,730	219,100	2,551	149,846

CMS Energy Corp.	48,700	956,468	36,600	718,824	21,000	412,440

DPL, Inc.	54,200	1,485,622	40,656	1,114,381	23,300	638,653

EDF (France)	2,500	103,735	1,963	81,452	1,343	55,726

EDF Energies Nouvelles SA
(France)	1,094	57,791	842	44,479	576	30,428

Enel SpA (Italy)	542,774	3,428,368	283,617	1,791,433	134,363	848,688

Energias de Portugal (EDP) SA
(Portugal)	636,080	2,482,173	339,806	1,326,024	157,181	613,367

Energy Development Corp.
(Philippines)	809,200	112,057	621,300	86,037	424,900	58,840

EnerNOC, Inc. †	2,382	45,520	1,873	35,793	1,282	24,499

Entergy Corp.	24,837	1,669,295	18,846	1,266,640	11,036	741,730

Exelon Corp.	99,226	4,092,080	74,662	3,079,061	43,178	1,780,661

FirstEnergy Corp.	88,250	3,273,193	66,207	2,455,618	37,843	1,403,597

Fortum OYJ (Finland)	21,040	715,873	15,622	531,529	13,941	474,334

GDF Suez (France)	6,077	248,102	4,612	188,292	4,295	175,350

Guangdong Investment, Ltd.
(China)	864,000	436,498	664,000	335,457	568,000	286,957

Hokkaido Electric Power Co., Inc.
(Japan)	3,300	64,070	2,600	50,479	1,800	34,947

Hokuriku Electric Power Co.
(Japan)	2,200	49,889	1,800	40,818	1,200	27,212

Huaneng Power International, Inc.
(China)	72,000	42,113	58,000	33,925	34,000	19,887

Infigen Energy (Australia)	96,417	36,976	76,402	29,301	52,249	20,038

COMMON STOCKS* cont.	Growth 56.1%		Balanced 45.2%		Conservative 34.0%
	Shares	Value	Shares	Value	Shares	Value

Utilities and power cont.
International Power PLC
(United Kingdom)	22,083	$109,274	16,282	$80,569	15,096	$74,700

Kansai Electric Power, Inc.
(Japan)	4,600	100,272	3,700	80,654	2,500	54,496

Kyushu Electric Power Co., Inc.
(Japan)	4,300	84,106	3,300	64,546	2,300	44,987

Manila Water Co., Inc.
(Philippines)	130,800	54,731	103,200	43,182	70,600	29,541

NextEra Energy, Inc.	4,563	251,513	3,600	198,432	2,462	135,705

NRG Energy, Inc. †	52,500	1,130,850	39,500	850,830	22,600	486,804

Ormat Technologies, Inc. SG SB	1,893	47,950	1,643	41,617	939	23,785

Public Power Corp. SA (Greece)	25,229	439,232	12,505	217,710	5,785	100,716

Red Electrica Corp. SA (Spain)	54,138	3,082,835	28,289	1,610,889	13,392	762,594

Severn Trent PLC
(United Kingdom)	10,052	235,945	7,934	186,230	5,426	127,361

Shikoku Electric Power Co., Inc.
(Japan)	2,700	73,545	2,100	57,201	1,500	40,858

TECO Energy, Inc.	154,000	2,889,040	115,700	2,170,532	66,200	1,241,912

Toho Gas Co., Ltd. (Japan)	83,000	428,587	41,000	211,712	19,000	98,110

Tokyo Gas Co., Ltd. (Japan)	57,000	260,713	43,000	196,678	40,000	182,956

Westar Energy, Inc.	35,514	938,280	26,657	704,278	15,231	402,403

		35,319,927		23,009,081		13,588,002
Total common stocks
(cost $835,156,001, $526,488,198
and $300,206,244)		$1,031,239,630		$661,319,173		$387,300,096

CORPORATE BONDS
AND NOTES*	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic materials		1.0%		1.3%		1.5%
Airgas, Inc. sr. unsec.
unsub. notes 2.85s, 2013	$90,000	$91,015	$190,000	$192,142	$255,000	$257,875

ArcelorMittal sr. unsec. unsub.
9.85s, 2019 (France)	285,000	361,217	665,000	842,840	870,000	1,102,663

Associated Materials, LLC 144A
company guaranty sr. notes
9 1/8s, 2017	295,000	315,650	295,000	315,650	235,000	251,450

Atkore International, Inc. 144A
sr. notes 9 7/8s, 2018	270,000	288,225	265,000	282,888	215,000	229,513

BHP Billiton Finance USA, Ltd.
company guaranty sr. unsec.
unsub. notes 6 1/2s, 2019
(Canada)	210,000	247,957	460,000	543,143	565,000	667,121

Celanese US Holdings, LLC 144A
company guaranty sr. notes
6 5/8s, 2018 (Germany)	125,000	128,750	120,000	123,600	95,000	97,850

Chemtura Corp. 144A company
guaranty sr. unsec. notes
7 7/8s, 2018	60,000	63,450	60,000	63,450	45,000	47,588

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic materials cont.
Clondalkin Acquisition BV 144A
company guaranty sr. notes
FRN 2.31s, 2013 (Netherlands)	$105,000	$100,800	$105,000	$100,800	$—	$—

Compass Minerals International, Inc.
company guaranty sr. unsec. notes
8s, 2019	360,000	392,400	375,000	408,750	255,000	277,950

Dow Chemical Co. (The) sr. unsec.
unsub. notes 8.55s, 2019	230,000	290,730	425,000	537,219	615,000	777,387

Dow Chemical Co. (The) sr. unsec.
unsub. notes 5.9s, 2015	67,000	74,260	205,000	227,214	297,000	329,183

E.I. du Pont de Nemours & Co.
sr. notes 3 5/8s, 2021	265,000	251,645	525,000	498,542	630,000	598,250

E.I. du Pont de Nemours & Co.
sr. unsec. notes FRN
0.728s, 2014	95,000	95,197	220,000	220,456	215,000	215,445

Exopack Holding Corp. company
guaranty sr. unsec. notes
11 1/4s, 2014	200,000	205,750	205,000	210,894	165,000	169,744

Ferro Corp. sr. unsec. notes
7 7/8s, 2018	405,000	429,300	400,000	424,000	315,000	333,900

FMG Resources August 2006
Pty, Ltd. 144A sr. notes 7s, 2015
(Australia)	205,000	211,465	200,000	206,308	160,000	165,046

FMG Resources August 2006 Pty,
Ltd. 144A sr. notes 6 7/8s, 2018
(Australia)	340,000	353,600	335,000	348,400	270,000	280,800

Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes
8 3/8s, 2017	2,124,000	2,336,400	1,752,000	1,927,200	1,457,000	1,602,700

Georgia-Pacific, LLC sr. unsec.
unsub. notes 8 1/8s, 2011	—	—	140,000	140,875	140,000	140,875

Graphic Packaging International, Inc.
company guaranty sr. unsec.
notes 7 7/8s, 2018	155,000	165,850	155,000	165,850	125,000	133,750

Hanson PLC company guaranty
6 1/8s, 2016 (United Kingdom)	2,145,000	2,230,800	—	—	—	—

Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty sr. notes 8 7/8s, 2018	75,000	79,313	75,000	79,313	60,000	63,450

Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC 144A sr.
notes 9s, 2020	125,000	129,609	125,000	129,609	100,000	103,688

Huntsman International, LLC
company guaranty sr. unsec.
sub. notes 8 5/8s, 2020	265,000	288,850	265,000	288,850	215,000	234,350

Huntsman International, LLC
144A company guaranty sr.
unsec. sub. notes 8 5/8s, 2021	130,000	141,700	130,000	141,700	100,000	109,000

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic materials cont.
Ineos Finance PLC 144A company
guaranty sr. notes 9s, 2015
(United Kingdom)	$155,000	$169,725	$155,000	$169,725	$115,000	$125,925

Ineos Group Holdings PLC
company guaranty sr. unsec.
notes Ser. REGS, 7 7/8s,
2016 (United Kingdom)	EUR 135,000	187,223	135,000	187,223	100,000	138,684

International Paper Co.
bonds 7.95s, 2018	$200,000	240,615	$505,000	607,553	$360,000	433,107

International Paper Co. sr.
unsec. notes 9 3/8s, 2019	—	—	—	—	300,000	386,109

JMC Steel Group 144A sr.
notes 8 1/4s, 2018	100,000	102,250	105,000	107,363	85,000	86,913

KRATON Polymers, LLC/
KRATON Polymers Capital
Corp. 144A sr. notes
6 3/4s, 2019	95,000	96,425	95,000	96,425	75,000	76,125

Kronos International, Inc.
sr. notes 6 1/2s, 2013
(Germany)	EUR 148,000	210,502	148,000	210,502	116,000	164,988

Lubrizol Corp. (The) sr.
unsec. notes 8 7/8s, 2019	$135,000	173,508	$310,000	398,426	$370,000	475,541

Lyondell Chemical Co. sr.
notes 11s, 2018	864,579	970,490	874,584	981,721	649,699	729,287

Lyondell Chemical Co. 144A
company guaranty sr. notes
8s, 2017	314,000	346,185	310,000	341,775	238,000	262,395

Momentive Performance
Materials, Inc. company guaranty
sr. notes 12 1/2s, 2014	125,000	138,750	120,000	133,200	95,000	105,450

Momentive Performance
Materials, Inc. 144A notes
9s, 2021	430,000	444,513	430,000	444,513	340,000	351,475

Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016	110,000	118,800	105,000	113,400	50,000	54,000

Nalco Co. 144A sr. notes
6 5/8s, 2019	105,000	108,019	105,000	108,019	85,000	87,444

NewPage Corp. Company
guaranty sr. notes 11 3/8s, 2014	380,000	380,475	375,000	375,469	300,000	300,375

Nexeo Solutions, LLC/Nexeo
Solutions Finance Corp. 144A
sr. sub. notes 8 3/8s, 2018	180,000	183,600	185,000	188,700	150,000	153,000

Novelis, Inc. company
guaranty sr. unsec. notes
7 1/4s, 2015	270,000	275,400	268,000	273,360	215,000	219,300

Novelis, Inc. 144A company
guaranty sr. notes 8 3/4s, 2020	450,000	495,000	445,000	489,500	355,000	390,500

Old All, Inc. company
guaranty sr. unsec. notes 9s,
2014 (In default) † F	285,000	—	295,000	—	135,000	—

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic materials cont.
Omnova Solutions, Inc. 144A
company guaranty sr. notes
7 7/8s, 2018	$165,000	$167,063	$170,000	$172,125	$135,000	$136,688

PE Paper Escrow GmbH
sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR 80,000	129,403	70,000	113,228	70,000	113,228

PE Paper Escrow GmbH 144A
sr. notes 12s, 2014 (Austria)	$410,000	471,500	$435,000	500,250	$280,000	322,000

Rio Tinto Finance USA, Ltd.
company guaranty sr. unsec.
notes 9s, 2019 (Australia)	63,000	82,790	145,000	190,547	182,000	239,170

Rio Tinto Finance USA, Ltd.
company guaranty sr. unsec.
notes 8.95s, 2014 (Australia)	15,000	18,046	150,000	180,456	635,000	763,932

Rio Tinto Finance USA, Ltd.
company guaranty sr. unsec.
unsub. notes 3 1/2s,
2020 (Australia)	145,000	135,169	135,000	125,847	—	—

Smurfit Capital Funding PLC
Company guaranty sr. unsec.
unsub. notes 7 1/2s, 2025
(Ireland)	40,000	38,200	40,000	38,200	30,000	28,650

Smurfit Kappa Funding PLC
sr. sub. notes 7 3/4s, 2015
(Ireland)	EUR 30,000	43,729	30,000	43,729	25,000	36,441

Smurfit Kappa Funding PLC sr.
unsec. sub. notes 7 3/4s, 2015
(Ireland)	$195,000	199,388	$200,000	204,500	$160,000	163,600

Solutia, Inc. company
guaranty sr. unsec. notes
8 3/4s, 2017	290,000	319,000	295,000	324,500	205,000	225,500

Solutia, Inc. company
guaranty sr. unsec. notes
7 7/8s, 2020	235,000	254,388	235,000	254,388	180,000	194,850

Steel Dynamics, Inc. company
guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	20,000	21,300	—	—	40,000	42,600

Steel Dynamics, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	89,000	91,114	795,000	813,881	—	—

Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016	271,000	286,583	286,000	302,445	110,000	116,325

Teck Resources Limited
sr. notes 10 3/4s, 2019
(Canada)	155,000	197,935	135,000	172,395	110,000	140,470

Teck Resources Limited
sr. notes 10 1/4s, 2016
(Canada)	215,000	258,538	260,000	312,650	160,000	192,400

TPC Group, LLC 144A sr.
notes 8 1/4s, 2017	235,000	248,513	235,000	248,513	190,000	200,925

>

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic materials cont.
Tube City IMS Corp. company
guaranty sr. unsec. sub. notes
9 3/4s, 2015	$230,000	$240,350	$230,000	$240,350	$145,000	$151,525

USG Corp. 144A company
guaranty sr. notes 8 3/8s, 2018	105,000	109,725	105,000	109,725	80,000	83,600

Vartellus Specialties, Inc. 144A
company guaranty sr. notes
9 3/8s, 2015	60,000	64,200	60,000	64,200	40,000	42,800

Verso Paper Holdings, LLC/Verso
Paper, Inc. company guaranty
Ser. B, 11 3/8s, 2016	180,000	190,800	180,000	190,800	140,000	148,400

Verso Paper Holdings, LLC/Verso
Paper, Inc. company
guaranty sr. notes FRN Ser. B,
4.054s, 2014	45,000	44,325	50,000	49,250	35,000	34,475

Verso Paper Holdings, LLC/Verso
Paper, Inc. 144A sr. notes
8 3/4s, 2019	125,000	130,000	125,000	130,000	100,000	104,000

Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016
(Canada)	—	—	180,000	199,362	195,000	215,975

		17,657,472		18,627,908		16,427,750
Capital goods		0.5%		0.8%		0.9%
Acquisition Co., Lanza Parent 144A
sr. notes 10s, 2017	335,000	369,338	340,000	374,850	275,000	303,188

Alliant Techsystems, Inc. company
guaranty sr. unsec. sub. notes
6 7/8s, 2020	60,000	62,700	60,000	62,700	45,000	47,025

Allied Waste North America, Inc.
company guaranty sr. unsec.
notes 6 7/8s, 2017	280,000	305,200	595,000	648,550	755,000	822,950

Allison Transmission 144A
company guaranty 11s, 2015	270,000	292,950	270,000	292,950	225,000	244,125

Allison Transmission, Inc. 144A
company guaranty sr. unsec.
notes 11 1/4s, 2015 ‡‡	325,800	353,900	334,600	363,459	231,600	251,576

Altra Holdings, Inc. company
guaranty sr. notes 8 1/8s, 2016	430,000	461,175	425,000	455,813	325,000	348,563

Ardagh Packaging Finance PLC
sr. notes Ser. REGS, 7 3/8s,
2017 (Ireland)	EUR 205,000	296,938	200,000	289,696	160,000	231,757

BE Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020	$75,000	77,531	$75,000	77,531	$55,000	56,856

Berry Plastics Corp. company
guaranty sr. notes 9 1/2s, 2018	155,000	154,225	155,000	154,225	125,000	124,375

Berry Plastics Corp. 144A
sr. notes 9 3/4s, 2021	160,000	158,400	160,000	158,400	130,000	128,700

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Capital goods cont.
Berry Plastics Holding Corp.
company guaranty notes
FRN 4.185s, 2014	$170,000	$160,013	$170,000	$160,013	$135,000	$127,069

Boeing Capital Corp. sr. unsec.
unsub. notes 4.7s, 2019	310,000	326,704	770,000	811,492	1,015,000	1,069,694

Briggs & Stratton Corp. company
guaranty sr. unsec. notes
6 7/8s, 2020	235,000	246,163	235,000	246,163	190,000	199,025

Crown Americas, LLC/Crown
Americas Capital Corp. III 144A
sr. notes 6 1/4s, 2021	110,000	111,925	110,000	111,925	90,000	91,575

Crown European Holdings SA
144A sr. notes 7 1/8s, 2018
(France)	EUR 65,000	95,681	60,000	88,321	50,000	73,600

Exide Technologies 144A
sr. notes 8 5/8s, 2018	$140,000	149,450	$140,000	149,450	$110,000	117,425

Griffon Corp. 144A company
guaranty sr. unsec. notes
7 1/8s, 2018	100,000	101,750	100,000	101,750	85,000	86,488

John Deere Capital Corp.
notes Ser. MTN, 5 1/4s, 2012	115,000	122,156	390,000	414,267	545,000	578,911

Kratos Defense & Security
Solutions, Inc. company
guaranty sr. notes 10s, 2017	305,000	336,263	305,000	336,263	225,000	248,063

Legrand SA unsec. unsub.
debs. 8 1/2s, 2025 (France)	830,000	983,921	926,000	1,097,724	626,000	742,090

Owens-Brockway Glass
Container, Inc. company
guaranty 6 3/4s, 2014	EUR 95,000	137,699	50,000	72,473	50,000	72,473

Pitney Bowes, Inc. sr. unsec.
unsub. notes Ser. MTN,
5 1/4s, 2037	$155,000	157,716	$340,000	345,957	$420,000	427,359

Polypore International, Inc.
144A sr. notes 7 1/2s, 2017	170,000	178,500	165,000	173,250	130,000	136,500

Pregis Corp. company guaranty
sr. sub. notes 12 3/8s, 2013	165,000	162,731	165,000	162,731	130,000	128,213

Raytheon Co. sr. unsec. notes
4 7/8s, 2040	130,000	117,848	275,000	249,294	395,000	358,077

Reynolds Group DL Escrow, Inc./
Reynolds Group Escrow, LLC 144A
company guaranty sr. notes
7 3/4s, 2016 (Luxembourg)	150,000	158,625	135,000	142,763	100,000	105,750

Reynolds Group Issuer, Inc. 144A
sr. notes 9s, 2019	275,000	284,625	275,000	284,625	220,000	227,700

Reynolds Group Issuer, Inc. 144A
sr. notes 7 1/8s, 2019	195,000	199,875	190,000	194,750	150,000	153,750

Ryerson Holding Corp. sr. disc.
notes zero %, 2015	230,000	124,200	225,000	121,500	175,000	94,500

Ryerson, Inc. company
guaranty sr. notes 12s, 2015	516,000	559,860	520,000	564,200	380,000	412,300

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Capital goods cont.
Tenneco, Inc. company
guaranty sr. unsec. notes
8 1/8s, 2015	$130,000	$139,100	$135,000	$144,450	$100,000	$107,000

Tenneco, Inc. company
guaranty sr. unsec.
unsub. notes 7 3/4s, 2018	110,000	117,425	110,000	117,425	85,000	90,738

Tenneco, Inc. company
guaranty sr. unsub. notes
6 7/8s, 2020	210,000	217,350	210,000	217,350	165,000	170,775

Terex Corp. sr. unsec. sub.
notes 8s, 2017	85,000	89,569	85,000	89,569	70,000	73,763

Thermadyne Holdings Corp.
144A sr. notes 9s, 2017	355,000	374,969	360,000	380,250	285,000	301,031

Thermon Industries, Inc. company
guaranty sr. notes 9 1/2s, 2017	305,000	329,400	305,000	329,400	220,000	237,600

TransDigm, Inc. 144A
sr. sub. notes 7 3/4s, 2018	315,000	338,231	315,000	338,231	250,000	268,438

United Technologies Corp. sr.
unsec. notes 5 3/8s, 2017	—	—	736,000	824,882	1,082,000	1,212,666

		8,854,106		11,148,642		10,471,688
Communication services		1.3%		1.9%		2.4%
Adelphia Communications Corp.
escrow bonds zero %, 2011	200,000	3,500	270,000	4,725	125,000	2,188

American Tower Corp. sr. unsec.
notes 7s, 2017	195,000	219,248	266,000	299,076	802,000	901,726

AT&T, Inc. sr. unsec. bonds
6.55s, 2039	115,000	119,857	—	—	—	—

AT&T, Inc. sr. unsec.
unsub. bonds 5 1/2s, 2018	340,000	371,142	470,000	513,050	195,000	212,861

AT&T, Inc. sr. unsec.
unsub. notes 6.3s, 2038	—	—	183,000	184,434	143,000	144,120

AT&T, Inc. 144A sr. unsec.
unsub. notes 5.35s, 2040	—	—	256,000	229,311	894,000	800,796

Bellsouth Capital Funding unsec.
notes 7 7/8s, 2030	345,000	416,624	790,000	954,010	1,285,000	1,551,775

Bresnan Broadband Holdings,
LLC 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	105,000	111,300	105,000	111,300	85,000	90,100

Cablevision Systems Corp. sr.
unsec. unsub. notes 8 5/8s, 2017	570,000	634,125	505,000	561,813	240,000	267,000

Cablevision Systems Corp. sr.
unsec. unsub. notes 8s, 2020	80,000	87,200	80,000	87,200	60,000	65,400

Cablevision Systems Corp. sr.
unsec. unsub. notes 7 3/4s, 2018	150,000	162,000	155,000	167,400	110,000	118,800

CCH II, LLC/CCH II Capital
company guaranty sr. unsec.
notes 13 1/2s, 2016	574,194	687,597	573,259	686,478	426,574	510,822

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication services cont.
CCO Holdings, LLC/CCO Holdings
Capital Corp. company guaranty
sr. unsec. notes 7 7/8s, 2018	$120,000	$127,500	$120,000	$127,500	$90,000	$95,625

CCO Holdings, LLC/CCO
Holdings Capital Corp. company
guaranty sr. unsub. notes
7s, 2019	210,000	214,725	210,000	214,725	165,000	168,713

CenturyLink, Inc. sr. unsec. unsub.
notes Ser. L, 7 7/8s, 2012	290,000	310,901	610,000	653,963	820,000	879,098

Cequel Communications Holdings
I LLC/Cequel Capital Corp. 144A
sr. notes 8 5/8s, 2017	570,000	594,225	575,000	599,438	440,000	458,700

Cincinnati Bell, Inc. company
guaranty sr. unsec. notes
7s, 2015	130,000	131,625	125,000	126,563	90,000	91,125

Cincinnati Bell, Inc. company
guaranty sr. unsec. sub. notes
8 3/4s, 2018	295,000	278,775	295,000	278,775	220,000	207,900

Clearwire Communications, LLC/
Clearwire Finance, Inc. 144A
company guaranty sr. notes
12s, 2015	705,000	761,400	720,000	777,600	535,000	577,800

Comcast Corp. company
guaranty sr. unsec.
unsub. notes 6.95s, 2037	588,000	640,146	920,000	1,001,589	216,000	235,156

Comcast Corp. company
guaranty sr. unsec.
unsub. notes 6 1/2s, 2015	—	—	—	—	63,000	71,295

Cox Communications, Inc. 144A
notes 5 7/8s, 2016	—	—	561,000	621,646	1,069,000	1,184,562

CPI International Acquisition, Inc.
144A sr. notes 8s, 2018	80,000	80,500	80,000	80,500	65,000	65,406

Cricket Communications, Inc.
company guaranty sr. unsec.
notes 7 3/4s, 2020	420,000	423,150	420,000	423,150	590,000	594,425

Cricket Communications, Inc.
company guaranty sr. unsec.
unsub. notes 10s, 2015	535,000	587,163	716,000	785,810	—	—

Crown Castle International Corp.
sr. unsec. notes 7 1/8s, 2019	100,000	104,750	100,000	104,750	80,000	83,800

Crown Castle Towers, LLC 144A
company guaranty sr. notes
4.883s, 2020	—	—	75,000	75,051	115,000	115,078

CSC Holdings LLC sr. notes
6 3/4s, 2012	17,000	17,638	6,000	6,225	4,000	4,150

CSC Holdings LLC sr. unsec.
unsub. notes 8 1/2s, 2014	—	—	45,000	50,456	80,000	89,700

Deutsche Telekom International
Finance BV company guaranty
8 3/4s, 2030 (Germany)	540,000	707,992	841,000	1,102,632	198,000	259,597

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication services cont.
Deutsche Telekom International
Finance BV company guaranty
sr. unsec. unsub. notes 6s, 2019
(Germany)	$—	$—	$—	$—	$1,000,000	$1,142,887

Digicel Group, Ltd. 144A
sr. notes 10 1/2s, 2018
(Jamaica)	170,000	194,650	165,000	188,925	120,000	137,400

Digicel Group, Ltd. 144A
sr. notes 8 1/4s, 2017
(Jamaica)	350,000	371,000	345,000	365,700	275,000	291,500

DIRECTV Holdings, LLC/DIRECTV
Financing Co., Inc. company
guaranty sr. unsec. notes
7 5/8s, 2016	120,000	132,300	157,000	173,093	—	—

DIRECTV Holdings, LLC/DIRECTV
Financing Co., Inc. company
guaranty sr. unsec. notes
5s, 2021	360,000	361,267	480,000	481,690	210,000	210,739

DIRECTV Holdings, LLC/DIRECTV
Financing Co., Inc. company
guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	—	—	240,000	259,482	200,000	216,235

France Telecom notes 8 1/2s, 2031
(France)	—	—	20,000	26,858	—	—

Frontier Communications Corp.
sr. unsec. notes 8 1/2s, 2020	430,000	466,013	425,000	460,594	310,000	335,963

Frontier Communications Corp.
sr. unsec. notes 8 1/4s, 2017	190,000	205,200	185,000	199,800	125,000	135,000

Inmarsat Finance PLC 144A
company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)	130,000	137,150	—	—	—	—

Intelsat Intermediate Holding Co.,
Ltd. company guaranty sr. unsec.
notes 9 1/4s, 2015
(Luxembourg)	95,000	97,850	75,000	77,250	30,000	30,900

Intelsat Jackson Holding Co.
company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)	260,000	277,550	275,000	293,563	180,000	192,150

Intelsat Jackson Holdings SA 144A
company guaranty sr. notes 7 1/2s,
2021 (Bermuda)	315,000	315,788	320,000	320,800	255,000	255,638

Intelsat Jackson Holdings SA
144A sr. unsec. notes 7 1/4s,
2020 (Bermuda)	325,000	325,000	320,000	320,000	250,000	250,000

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/2s,
2017 (Luxembourg) ‡‡	439,843	482,728	444,843	488,215	352,812	387,211

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/4s,
2017 (Luxembourg)	1,280,000	1,398,400	1,280,000	1,398,400	970,000	1,059,725

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication services cont.
Kabel BW Erste Beteiligungs
GmbH/Kabel Baden-Wurttemberg
GmbH & Co. KG 144A company
guaranty sr. notes 7 1/2s,
2019 (Germany)	$150,000	$152,507	$150,000	$152,507	$150,000	$152,507

Level 3 Financing, Inc. company
guaranty sr. unsec.
unsub. notes 9 1/4s, 2014	526,000	537,835	536,000	548,060	404,000	413,090

Level 3 Financing, Inc. 144A
company guaranty sr. unsec.
unsub. notes 9 3/8s, 2019	185,000	178,988	185,000	178,988	150,000	145,125

Mediacom LLC/Mediacom Capital
Corp. sr. unsec. notes
9 1/8s, 2019	145,000	155,150	155,000	165,850	105,000	112,350

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes
7 7/8s, 2018	540,000	577,800	535,000	572,450	420,000	449,400

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes
6 5/8s, 2020	115,000	114,856	115,000	114,856	95,000	94,881

Nextel Communications, Inc.
sr. notes Ser. E, 6 7/8s, 2013	545,000	549,769	—	—	—	—

NII Capital Corp. company
guaranty sr. unsec. unsub.
notes 10s, 2016	520,000	592,800	520,000	592,800	375,000	427,500

NII Capital Corp. company
guaranty sr. unsec.
unsub. notes 7 5/8s, 2021	95,000	97,138	95,000	97,138	75,000	76,688

PAETEC Escrow Corp. 144A sr.
unsec. notes 9 7/8s, 2018	230,000	242,650	230,000	242,650	185,000	195,175

PAETEC Holding Corp. company
guaranty sr. notes 8 7/8s, 2017	260,000	280,150	260,000	280,150	205,000	220,888

PAETEC Holding Corp. company
guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	95,000	99,513	100,000	104,750	70,000	73,325

Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014	180,000	182,925	115,000	116,869	55,000	55,894

Qwest Corp. sr. notes FRN
3.56s, 2013	1,475,000	1,537,688	—	—	—	—

Qwest Corp. sr. unsec.
unsub. notes 8 7/8s, 2012	646,000	691,220	694,000	742,580	381,000	407,670

Qwest Corp. sr. unsec.
unsub. notes 7 1/4s, 2025	85,000	90,525	115,000	122,475	55,000	58,575

Rogers Cable Inc. company
guaranty sr. unsec. bonds 8 3/4s,
2032 (Canada)	225,000	289,179	—	—	—	—

Rogers Communications, Inc. sec.
notes 6 3/8s, 2014 (Canada)	—	—	631,000	707,754	595,000	667,375

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication services cont.
SBA Telecommunications, Inc.
company guaranty sr. unsec.
notes 8 1/4s, 2019	$20,000	$22,100	$20,000	$22,100	$15,000	$16,575

SBA Telecommunications, Inc.
company guaranty sr. unsec.
notes 8s, 2016	435,000	473,606	470,000	511,713	320,000	348,400

Sprint Capital Corp. company
guaranty 6 7/8s, 2028	1,245,000	1,148,513	1,275,000	1,176,188	925,000	853,313

Sprint Nextel Corp. sr. notes
8 3/8s, 2017	565,000	629,269	550,000	612,563	425,000	473,344

Sprint Nextel Corp. sr. unsec.
notes 6s, 2016	145,000	145,544	145,000	145,544	120,000	120,450

TCI Communications, Inc. company
guaranty 7 7/8s, 2026	—	—	270,000	323,759	599,000	718,265

Time Warner Cable, Inc. company
guaranty sr. unsec. notes
7 1/2s, 2014	—	—	—	—	90,000	103,293

Time Warner Cable, Inc. company
guaranty sr. unsec.
unsub. notes 8 1/4s, 2014	340,000	395,092	770,000	894,768	880,000	1,022,592

Time Warner Cable, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	105,000	109,785	200,000	209,114	230,000	240,482

Verizon Communications, Inc.
sr. unsec. notes 7.35s, 2039	—	—	18,000	20,980	492,000	573,466

Verizon Communications, Inc. sr.
unsec. unsub. notes
8 3/4s, 2018	614,000	785,688	961,000	1,229,717	419,000	536,162

Verizon New England, Inc.
sr. notes 6 1/2s, 2011	—	—	489,000	502,081	1,220,000	1,252,635

Verizon New Jersey, Inc. debs.
8s, 2022	—	—	160,000	189,995	165,000	195,932

Verizon Pennsylvania, Inc. debs.
8.35s, 2030	—	—	240,000	278,050	505,000	585,063

Verizon Virginia, Inc. debs. Ser. A,
4 5/8s, 2013	—	—	—	—	95,000	100,144

Virgin Media Finance PLC company
guaranty sr. notes Ser. 1, 9 1/2s,
2016 (United Kingdom)	295,000	335,563	180,000	204,750	180,000	204,750

Wind Acquisition Finance SA 144A
company guaranty sr. notes 7 1/4s,
2018 (Netherlands)	360,000	376,200	355,000	370,975	305,000	318,725

Wind Acquisition Finance SA 144A
sr. notes 11 3/4s, 2017
(Netherlands)	500,000	575,000	470,000	540,500	320,000	368,000

Windstream Corp. company
guaranty sr. unsec.
unsub. notes 8 1/8s, 2018	85,000	90,738	85,000	90,738	70,000	74,725

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication services cont.
Windstream Corp. company
guaranty sr. unsec.
unsub. notes 7 7/8s, 2017	$385,000	$412,913	$385,000	$412,913	$280,000	$300,300

Windstream Corp. 144A company
guaranty sr. unsec.
unsub. notes 7 3/4s, 2021	200,000	203,250	205,000	208,331	165,000	167,681

		24,631,933		28,568,196		26,617,806
Conglomerates		—%		—%		—%
Honeywell International, Inc.
sr. unsec. unsub. notes
5 3/8s, 2041	155,000	156,251	315,000	317,542	255,000	257,058

Honeywell International, Inc.
sr. unsec. unsub. notes
4 1/4s, 2021	120,000	120,556	255,000	256,181	200,000	200,926

		276,807		573,723		457,984
Consumer cyclicals		1.9%		2.7%		2.8%
Affinia Group, Inc.
144A sr. notes 10 3/4s, 2016	94,000	106,808	98,000	111,353	75,000	85,219

Affinion Group Holdings 144A
company guaranty sr. notes
11 5/8s, 2015	245,000	249,288	240,000	244,200	185,000	188,238

Affinion Group, Inc. company
guaranty sr. unsec.
sub. notes 11 1/2s, 2015	215,000	226,825	215,000	226,825	130,000	137,150

Affinion Group, Inc. 144A
sr. notes 7 7/8s, 2018	315,000	296,100	315,000	296,100	250,000	235,000

AMC Entertainment, Inc.
144A sr. sub. notes 9 3/4s, 2020	420,000	449,400	420,000	449,400	335,000	358,450

AMC Entertainment, Inc.
sr. sub. notes 8s, 2014	115,000	116,294	115,000	116,294	54,000	54,608

American Axle & Manufacturing, Inc.
company guaranty sr. unsec.
notes 5 1/4s, 2014	590,000	590,000	590,000	590,000	440,000	440,000

American Casino & Entertainment
Properties LLC sr. notes
11s, 2014	275,000	292,531	280,000	297,850	195,000	207,431

American Media Operations, Inc.
144A sr. sub. notes 14s,
2013 ‡‡ F	134,332	47,016	167,561	58,646	87,350	30,573

American Media, Inc. 144A
notes 13 1/2s, 2018	11,246	11,527	14,107	14,460	7,394	7,579

Ameristar Casinos, Inc. 144A
sr. notes 7 1/2s, 2021	250,000	247,813	250,000	247,813	205,000	203,206

Autonation, Inc. company
guaranty sr. unsec. notes
6 3/4s, 2018	90,000	94,163	90,000	94,163	65,000	68,006

Beazer Homes USA, Inc. company
guaranty sr. unsec. notes
6 7/8s, 2015	110,000	108,350	110,000	108,350	105,000	103,425

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Beazer Homes USA, Inc. company
guaranty sr. unsec.
unsub. notes 9 1/8s, 2018	$150,000	$152,250	$150,000	$152,250	$110,000	$111,650

Beazer Homes USA, Inc. 144A
sr. notes 9 1/8s, 2019	170,000	171,913	170,000	171,913	130,000	131,463

Bon-Ton Department Stores, Inc.
(The) company guaranty
10 1/4s, 2014	365,000	374,125	370,000	379,250	255,000	261,375

Brickman Group Holdings, Inc.
144A sr. notes 9 1/8s, 2018	75,000	80,438	75,000	80,438	60,000	64,350

Building Materials Corp. 144A
company guaranty sr. notes
7 1/2s, 2020	240,000	249,000	240,000	249,000	175,000	181,563

Building Materials Corp. 144A
sr. notes 7s, 2020	95,000	98,563	95,000	98,563	75,000	77,813

Building Materials Corp. 144A
sr. notes 6 7/8s, 2018	110,000	112,475	110,000	112,475	85,000	86,913

Burlington Coat Factory Warehouse
Corp. 144A company guaranty
sr. unsec. notes 10s, 2019	205,000	198,850	205,000	198,850	165,000	160,050

Caesars Entertainment Operating
Co, Inc. company
guaranty sr. notes 10s, 2018	—	—	5,000	4,563	190,000	173,375

Caesars Entertainment
Operating Co., Inc. sr. notes
11 1/4s, 2017	1,265,000	1,437,356	1,270,000	1,443,038	910,000	1,033,988

CBS Corp. company guaranty
sr. unsec. notes 7 7/8s, 2030	200,000	232,172	415,000	481,757	605,000	702,320

CBS Corp. company guaranty sr.
unsec. unsub. notes 5 5/8s, 2012	75,000	79,144	—	—	—	—

CBS Corp. sr. unsec.
unsub. notes 4 1/2s, 2021	210,000	205,850	430,000	421,503	—	—

Cedar Fair LP/Canada’s
Wonderland Co./Magnum
Management Corp. 144A company
guaranty sr. unsec. notes
9 1/8s, 2018	45,000	48,825	45,000	48,825	35,000	37,975

Cengage Learning Acquisitions, Inc.
144A sr. notes 10 1/2s, 2015	380,000	387,600	375,000	382,500	275,000	280,500

Cenveo Corp. company
guaranty sr. notes 8 7/8s, 2018	225,000	225,563	230,000	230,575	160,000	160,400

Cenveo Corp. 144A company
guaranty sr. unsec. notes
10 1/2s, 2016	240,000	241,200	325,000	326,625	—	—

Choice Hotels International, Inc.
company guaranty sr. unsec.
unsub. notes 5.7s, 2020	185,000	181,993	385,000	378,741	550,000	541,059

Cinemark, Inc. company
guaranty sr. unsec. notes
8 5/8s, 2019	150,000	163,875	155,000	169,338	105,000	114,713

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Citadel Broadcasting Corp. 144A
company guaranty sr. unsec.
notes 7 3/4s, 2018	$85,000	$92,119	$85,000	$92,119	$65,000	$70,444

CityCenter Holdings LLC/CityCenter
Finance Corp. 144A company
guaranty sr. notes 10 3/4s,
2017 ‡‡	300,000	309,750	300,000	309,750	240,000	247,800

Clear Channel Communications, Inc.
company guaranty unsec.
unsub. notes 10 3/4s, 2016	90,000	85,725	90,000	85,725	60,000	57,150

Clear Channel Communications, Inc.
sr. unsec. notes 5 1/2s, 2014	225,000	201,938	230,000	206,425	185,000	166,038

Clear Channel Communications, Inc.
144A company guaranty sr.
notes 9s, 2021	275,000	274,313	280,000	279,300	220,000	219,450

Clear Channel Worldwide
Holdings, Inc. company guaranty
sr. unsec. unsub. notes Ser. B,
9 1/4s, 2017	720,000	789,300	650,000	712,563	665,000	729,006

Compucom Systems, Inc. 144A
sr. sub. notes 12 1/2s, 2015	215,000	232,469	195,000	210,844	90,000	97,313

Dana Holding Corp. sr. unsec.
notes 6 3/4s, 2021	150,000	150,000	150,000	150,000	120,000	120,000

DISH DBS Corp. company guaranty
6 5/8s, 2014	55,000	58,231	10,000	10,588	—	—

DISH DBS Corp. company
guaranty sr. unsec. notes
7 7/8s, 2019	445,000	481,713	505,000	546,663	345,000	373,463

DR Horton, Inc. sr. notes
7 7/8s, 2011	—	—	—	—	15,000	15,225

Echostar DBS Corp. sr. notes
6 3/8s, 2011	225,000	229,500	240,000	244,800	175,000	178,500

Expedia, Inc. company
guaranty sr. unsec. notes
7.456s, 2018	1,300,000	1,462,500	410,000	461,250	590,000	663,750

FelCor Lodging LP company
guaranty sr. notes 10s, 2014 R	455,000	519,838	460,000	525,550	345,000	394,163

Ford Motor Credit Co., LLC sr.
unsec. notes 8 1/8s, 2020	355,000	405,588	355,000	405,588	285,000	325,613

Goodyear Tire & Rubber Co. (The)
sr. unsec. notes 10 1/2s, 2016	310,000	347,200	315,000	352,800	250,000	280,000

Gray Television, Inc. company
guaranty sr. notes 10 1/2s, 2015	300,000	319,125	300,000	319,125	220,000	234,025

Gymboree Corp. 144A
sr. unsec. notes 9 1/8s, 2018	125,000	121,250	125,000	121,250	100,000	97,000

Hanesbrands, Inc. company
guaranty sr. unsec. notes
6 3/8s, 2020	190,000	185,250	190,000	185,250	150,000	146,250

Home Depot, Inc. (The) sr.
unsec. notes 5.95s, 2041	—	—	—	—	400,000	398,886

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Home Depot, Inc. (The) sr.
unsec. unsub. notes 5.4s, 2016	$416,000	$460,017	$652,000	$720,988	$154,000	$170,295

Host Hotels & Resorts LP company
guaranty sr. unsec. unsub. notes
Ser. Q, 6 3/4s, 2016 R	110,000	113,438	—	—	—	—

Interactive Data Corp. 144A
company guaranty sr. notes
10 1/4s, 2018	520,000	583,700	515,000	578,088	410,000	460,225

Isle of Capri Casinos, Inc.
company guaranty 7s, 2014	308,000	305,690	305,000	302,713	229,000	227,283

Isle of Capri Casinos, Inc. 144A
company guaranty sr. unsec.
notes 7 3/4s, 2019	205,000	203,975	205,000	203,975	165,000	164,175

Jarden Corp. company
guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR 50,000	73,622	50,000	73,622	50,000	73,622

Jarden Corp. company
guaranty sr. unsec. sub. notes
7 1/2s, 2017	$690,000	736,575	$720,000	768,600	$495,000	528,413

Johnson Controls, Inc. sr. unsec.
notes 5.7s, 2041	35,000	35,045	75,000	75,095	—	—

Lamar Media Corp. company
guaranty sr. sub. notes
7 7/8s, 2018	90,000	96,525	90,000	96,525	70,000	75,075

Lear Corp. company guaranty
sr. unsec. bonds 7 7/8s, 2018	60,000	65,250	60,000	65,250	45,000	48,938

Lear Corp. company guaranty
sr. unsec. notes 8 1/8s, 2020	435,000	478,500	435,000	478,500	320,000	352,000

Lender Processing Services, Inc.
company guaranty sr. unsec.
unsub. notes 8 1/8s, 2016	787,000	819,464	1,053,000	1,096,436	60,000	62,475

Levi Strauss & Co. sr. unsec.
notes 8 7/8s, 2016	260,000	271,050	265,000	276,263	200,000	208,500

Liberty Media, LLC. debs.
8 1/4s, 2030	195,000	189,638	245,000	238,263	120,000	116,700

Limited Brands, Inc. company
guaranty sr. unsec. notes
6 5/8s, 2021	230,000	234,600	235,000	239,700	190,000	193,800

M/I Homes, Inc. 144A sr. unsec.
notes 8 5/8s, 2018	420,000	420,000	415,000	415,000	335,000	335,000

Macy’s Retail Holdings, Inc.
company guaranty sr. unsec.
notes 6 5/8s, 2011	90,000	90,000	1,835,000	1,835,000	2,010,000	2,010,000

Macy’s Retail Holdings, Inc.
company guaranty sr. unsec.
notes 5.9s, 2016	245,000	263,069	255,000	273,806	195,000	209,381

Mashantucket Western Pequot
Tribe 144A bonds 8 1/2s,
2015 (In default) †	285,000	28,500	255,000	25,500	175,000	17,500

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
McClatchy Co. (The)
company guaranty sr. notes
11 1/2s, 2017	$260,000	$292,500	$260,000	$292,500	$180,000	$202,500

MGM Resorts International
company guaranty sr. notes
9s, 2020	60,000	65,775	60,000	65,775	45,000	49,331

MGM Resorts International
company guaranty sr. unsec.
notes 6 5/8s, 2015	125,000	118,438	130,000	123,175	90,000	85,275

MGM Resorts International
sr. notes 10 3/8s, 2014	30,000	34,350	30,000	34,350	20,000	22,900

MGM Resorts International
sr. notes 6 3/4s, 2012	315,000	321,300	436,000	444,720	216,000	220,320

Michaels Stores, Inc. company
guaranty 11 3/8s, 2016	180,000	196,200	180,000	196,200	80,000	87,200

MTR Gaming Group, Inc.
company guaranty sr. notes
12 5/8s, 2014	360,000	383,400	360,000	383,400	270,000	287,550

Navistar International Corp.
sr. notes 8 1/4s, 2021	380,000	419,900	375,000	414,375	295,000	325,975

Needle Merger Sub Corp. 144A
sr. unsec. notes 8 1/8s, 2019	205,000	207,050	205,000	207,050	165,000	166,650

Neiman-Marcus Group, Inc.
company guaranty sr. unsec.
notes 9s, 2015	269,837	281,980	272,834	285,112	196,288	205,121

News America Holdings, Inc.
company guaranty 7 3/4s, 2024	—	—	350,000	402,064	300,000	344,627

News America Holdings, Inc.
debs. 7 3/4s, 2045	210,000	248,148	690,000	815,343	819,000	967,777

Nielsen Finance, LLC/Nielsen
Finance Co. 144A company
guaranty sr. unsec. notes
7 3/4s, 2018	215,000	230,588	210,000	225,225	165,000	176,963

Nortek, Inc. company
guaranty sr. notes 11s, 2013	293,768	310,660	294,013	310,919	235,311	248,841

Nortek, Inc. 144A company
guaranty sr. unsec. notes
10s, 2018	165,000	177,788	165,000	177,788	130,000	140,075

Owens Corning company
guaranty unsec. unsub.
notes 9s, 2019	670,000	790,600	670,000	790,600	515,000	607,700

Penn National Gaming, Inc. sr.
unsec. sub. notes 8 3/4s, 2019	140,000	154,525	145,000	160,044	100,000	110,375

Penske Automotive Group, Inc.
company guaranty sr. unsec.
sub. notes 7 3/4s, 2016	400,000	413,500	405,000	418,669	285,000	294,619

PETCO Animal Supplies, Inc.
144A company guaranty sr.
notes 9 1/4s, 2018	145,000	155,150	145,000	155,150	115,000	123,050

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
PHH Corp. 144A sr. unsec.
notes 9 1/4s, 2016	$140,000	$152,250	$140,000	$152,250	$105,000	$114,188

Pinnacle Entertainment, Inc.
company guaranty sr. unsec.
notes 8 5/8s, 2017	45,000	49,050	40,000	43,600	30,000	32,700

Pinnacle Entertainment, Inc.
company guaranty sr. unsec.
sub. notes 7 1/2s, 2015	380,000	386,650	400,000	407,000	290,000	295,075

Ply Gem Industries, Inc. 144A
sr. notes 8 1/4s, 2018	100,000	102,750	100,000	102,750	80,000	82,200

Pulte Group, Inc. company
guaranty sr. unsec. notes
7 5/8s, 2017	235,000	243,225	240,000	248,400	195,000	201,825

Pulte Group, Inc. company
guaranty sr. unsec.
unsub. notes 7 7/8s, 2032	300,000	276,750	305,000	281,363	245,000	226,013

QVC Inc. 144A sr. notes
7 3/8s, 2020	160,000	166,800	155,000	161,588	115,000	119,888

Realogy Corp. company
guaranty sr. unsec. notes
10 1/2s, 2014	—	—	—	—	10,000	10,150

Realogy Corp. 144A company
guaranty sr. notes 7 7/8s, 2019	80,000	79,400	80,000	79,400	65,000	64,513

Realogy Corp. 144A company
guaranty sr. unsec. notes
11 1/2s, 2017	650,000	671,125	655,000	676,288	500,000	516,250

Regal Entertainment Group
company guaranty sr. unsec.
notes 9 1/8s, 2018	115,000	123,050	115,000	123,050	90,000	96,300

Roofing Supply Group, LLC/Roofing
Supply Finance, Inc. 144A
sr. notes 8 5/8s, 2017	425,000	447,313	425,000	447,313	340,000	357,850

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016	330,000	318,450	335,000	323,275	235,000	226,775

Scotts Miracle-Gro Co. (The)
144A sr. notes 6 5/8s, 2020	210,000	215,513	210,000	215,513	170,000	174,463

Sealy Mattress Co.
sr. sub. notes 8 1/4s, 2014	50,000	50,500	70,000	70,700	30,000	30,300

Sealy Mattress Co. 144A
company guaranty sr. sec.
notes 10 7/8s, 2016	337,000	381,653	342,000	387,315	247,000	279,728

Sears Holdings Corp. 144A
sr. notes 6 5/8s, 2018	200,000	194,000	200,000	194,000	160,000	155,200

Standard Pacific Corp.
company guaranty sr. notes
10 3/4s, 2016	350,000	407,750	360,000	419,400	280,000	326,200

Standard Pacific Corp. company
guaranty sr. unsec. unsub.
notes 7s, 2015	30,000	31,500	30,000	31,500	20,000	21,000

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Standard Pacific Corp. 144A
company guaranty sr. unsec.
notes 8 3/8s, 2021	$80,000	$82,700	$80,000	$82,700	$60,000	$62,025

Staples, Inc. sr. unsec. notes
9 3/4s, 2014	195,000	234,110	405,000	486,229	545,000	654,308

Time Warner Entertainment Co., LP
debs. 8 3/8s, 2023	—	—	—	—	115,000	141,790

Time Warner, Inc. company
guaranty sr. unsec. notes
4.7s, 2021	180,000	178,712	390,000	387,209	565,000	560,957

Time Warner, Inc. company
guaranty sr. unsec. notes
3.15s, 2015	230,000	232,930	485,000	491,179	700,000	708,918

Time Warner, Inc. debs.
9.15s, 2023	—	—	25,000	32,841	105,000	137,934

Toys R Us - Delaware, Inc. 144A
company guaranty sr. notes
7 3/8s, 2016	65,000	68,738	65,000	68,738	50,000	52,875

Toys R Us Property Co., LLC
company guaranty sr. unsec.
notes 10 3/4s, 2017	720,000	817,200	750,000	851,250	520,000	590,200

Travelport LLC company
guaranty 11 7/8s, 2016	60,000	55,950	60,000	55,950	45,000	41,963

Travelport LLC company
guaranty 9 7/8s, 2014	270,000	262,913	275,000	267,781	210,000	204,488

Travelport, LLC/Travelport, Inc.
company guaranty sr. unsec.
notes 9s, 2016	130,000	120,738	125,000	116,094	100,000	92,875

TRW Automotive, Inc. company
guaranty sr. unsec. unsub. notes
Ser. REGS, 6 3/8s, 2014	EUR 165,000	245,928	140,000	208,666	105,000	156,499

TRW Automotive, Inc. 144A
company guaranty sr.
notes 7 1/4s, 2017	$100,000	110,000	$—	—	$—	—

TRW Automotive, Inc. 144A
company guaranty sr. unsec.
unsub. notes 7s, 2014	330,000	359,700	370,000	403,300	280,000	305,200

Uncle Acquisition 2010 Corp.
144A sr. notes 8 5/8s, 2019	120,000	126,000	120,000	126,000	95,000	99,750

Universal City Development Partners,
Ltd. company guaranty sr. unsec.
notes 8 7/8s, 2015	550,000	598,813	565,000	615,144	390,000	424,613

Univision Communications, Inc.
144A company guaranty sr.
unsec. notes 8 1/2s, 2021	350,000	362,250	350,000	362,250	275,000	284,625

Vertis, Inc. company
guaranty sr. notes 13 1/2s,
2014 (In default) † ‡‡ F	224,245	11,212	227,196	11,360	106,392	5,320

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Visteon Corp. 144A sr. notes
6 3/4s, 2019	$200,000	$200,000	$200,000	$200,000	$165,000	$165,000

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037	540,000	614,645	844,000	960,668	198,000	225,370

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 5s, 2040	—	—	50,000	46,505	120,000	111,612

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 4 7/8s, 2040	—	—	—	—	1,210,000	1,100,488

Wynn Las Vegas, LLC/Wynn
Las Vegas Capital Corp. company
guaranty mtge. notes
7 3/4s, 2020	155,000	164,300	155,000	164,300	115,000	121,900

XM Satellite Radio, Inc. 144A
company guaranty sr. unsec.
notes 13s, 2013	450,000	534,375	455,000	540,313	330,000	391,875

XM Satellite Radio, Inc. 144A
sr. unsec. notes 7 5/8s, 2018	300,000	316,500	300,000	316,500	230,000	242,650

Yankee Candle Co.
company guaranty sr. notes
Ser. B, 8 1/2s, 2015	445,000	461,688	445,000	461,688	335,000	347,563

YCC Holdings, LLC/Yankee
Finance, Inc. 144A sr. unsec.
notes 10 1/4s, 2016	120,000	120,900	120,000	120,900	95,000	95,713

Yonkers Racing Corp. 144A
sr. notes 11 3/8s, 2016	409,000	455,013	423,000	470,588	320,000	356,000

		35,046,670		39,283,889		31,985,828
Consumer staples		0.9%		1.6%		1.7%
ACCO Brands Corp. company
guaranty sr. notes
10 5/8s, 2015	190,000	214,225	190,000	214,225	130,000	146,575

Altria Group, Inc. company
guaranty sr. unsec. notes
9.7s, 2018	20,000	26,302	—	—	—	—

Altria Group, Inc. company
guaranty sr. unsec. notes
9 1/4s, 2019	20,000	26,101	40,000	52,203	200,000	261,014

Anheuser-Busch InBev Worldwide,
Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2019	—	—	345,000	424,456	510,000	627,457

Anheuser-Busch InBev Worldwide,
Inc. company guaranty unsec.
unsub. notes 5 3/8s, 2020	315,000	338,090	325,000	348,823	450,000	482,986

Avis Budget Car Rental, LLC/
Avis Budget Finance, Inc.
company guaranty sr. unsec.
unsub. notes 9 5/8s, 2018	70,000	77,350	70,000	77,350	50,000	55,250

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer staples cont.
Avis Budget Car Rental, LLC/
Avis Budget Finance, Inc.
company guaranty sr. unsec.
unsub. notes 7 3/4s, 2016	$120,000	$123,750	$145,000	$149,531	$75,000	$77,344

Avis Budget Car Rental, LLC/
Avis Budget Finance, Inc.
company guaranty sr. unsec.
unsub. notes 7 5/8s, 2014	328,000	335,380	309,000	315,953	237,000	242,333

Bumble Bee Acquisition Corp.
144A company guaranty
sr. notes 9s, 2017	225,000	234,000	225,000	234,000	180,000	187,200

Bunge Ltd., Finance Corp.
company guaranty unsec.
unsub. notes 4.1s, 2016	135,000	135,202	280,000	280,419	100,000	100,150

Burger King Corp. company
guaranty sr. unsec. notes
9 7/8s, 2018	180,000	190,575	175,000	185,281	140,000	148,225

Campbell Soup Co. debs.
8 7/8s, 2021	—	—	300,000	399,567	255,000	339,632

Central Garden & Pet Co.
company guaranty sr. sub.
notes 8 1/4s, 2018	320,000	335,200	320,000	335,200	230,000	240,925

CKE Holdings, Inc. 144A
sr. notes 10 1/2s, 2016 ‡‡	140,000	131,250	145,000	135,938	115,000	107,813

CKE Restaurants, Inc.
company guaranty sr. notes
11 3/8s, 2018	380,000	418,950	375,000	413,438	285,000	314,213

Claire’s Stores, Inc. 144A
company guaranty sr. unsec.
notes 9 5/8s,
2015 (In default) †	244,238	243,627	218,590	218,044	102,591	102,335

Claire’s Store, Inc. 144A
sr. notes 8 7/8s, 2019	205,000	195,775	205,000	195,775	165,000	157,575

Constellation Brands, Inc.
company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	350,000	378,438	350,000	378,438	250,000	270,313

CVS Caremark Corp. jr. unsec.
sub. bonds FRB 6.302s, 2037	210,000	206,325	290,000	284,925	1,018,000	1,000,185

CVS Caremark Corp. notes
6.6s, 2019	80,000	91,508	—	—	—	—

CVS Pass-Through Trust 144A
company guaranty notes
7.507s, 2032	—	—	445,593	511,069	14,690	16,848

CVS Pass-Through Trust 144A
pass-through certificates
6.117s, 2013	470,270	498,388	—	—	—	—

Darden Restaurants, Inc. sr.
unsec. unsub. notes 6.8s, 2037	205,000	223,455	425,000	463,260	305,000	332,457

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer staples cont.
Darling International, Inc. 144A
company guaranty sr. unsec.
notes 8 1/2s, 2018	$65,000	$70,688	$65,000	$70,688	$50,000	$54,375

Dave & Buster’s, Inc. company
guaranty sr. unsec. unsub.
notes 11s, 2018	295,000	320,075	295,000	320,075	230,000	249,550

Dean Foods Co. company
guaranty sr. unsec. unsub. notes
7s, 2016	290,000	276,588	290,000	276,588	225,000	214,594

Dean Foods Co. 144A sr. notes
9 3/4s, 2018	65,000	66,706	65,000	66,706	50,000	51,313

Delhaize Group company
guaranty sr. unsec. bond 5 7/8s,
2014 (Belgium)	135,000	146,823	310,000	337,148	370,000	402,403

Diageo Capital PLC company
guaranty 5 3/4s, 2017
(United Kingdom)	280,000	313,862	390,000	437,165	335,000	375,514

Diageo Investment Corp.
company guaranty 8s, 2022
(Canada)	—	—	165,000	203,609	135,000	166,589

DineEquity, Inc. 144A sr. unsec.
notes 9 1/2s, 2018	285,000	309,225	285,000	309,225	225,000	244,125

Dole Food Co. sr. notes
13 7/8s, 2014	107,000	129,470	88,000	106,480	81,000	98,010

Dole Food Co. 144A sr. notes
8s, 2016	170,000	180,413	190,000	201,638	120,000	127,350

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021	240,000	250,500	240,000	250,500	190,000	198,313

General Mills, Inc. sr. unsec.
notes 5.65s, 2019	75,000	82,891	170,000	187,887	200,000	221,043

H.J. Heinz Co. sr. unsec. notes
5.35s, 2013	216,000	234,494	492,000	534,125	—	—

Hertz Corp. company guaranty sr.
unsec. notes 8 7/8s, 2014	93,000	95,325	96,000	98,400	58,000	59,450

Hertz Corp. 144A company
guaranty sr. notes 6 3/4s, 2019	105,000	104,081	105,000	104,081	85,000	84,256

Hertz Corp. 144A company
guaranty sr. unsec. notes
7 1/2s, 2018	100,000	103,500	95,000	98,325	75,000	77,625

Hertz Holdings Netherlands
BV 144A sr. bonds 8 1/2s,
2015 (Netherlands)	EUR 250,000	383,424	250,000	383,424	190,000	291,402

JBS USA LLC/JBS USA Finance, Inc.
company guaranty sr. unsec.
notes 11 5/8s, 2014	$310,000	359,600	$325,000	377,000	$225,000	261,000

Kraft Foods, Inc. sr. unsec.
unsub. notes 6 1/2s, 2040	410,000	434,980	875,000	928,312	1,145,000	1,214,762

Kroger Co. company guaranty
6 3/4s, 2012	—	—	—	—	150,000	158,949

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer staples cont.
Kroger Co. company guaranty
6.4s, 2017	$234,000	$269,232	$748,000	$860,621	$100,000	$115,056

Kroger Co. sr. notes
6.15s, 2020	—	—	40,000	45,168	—	—

Landry’s Restaurants, Inc. 144A
company guaranty sr. notes
11 5/8s, 2015	105,000	113,138	105,000	113,138	85,000	91,588

Libbey Glass, Inc. sr. notes
10s, 2015	113,000	123,170	117,000	127,530	77,000	83,930

McDonald’s Corp. sr. unsec. bond
6.3s, 2037	56,000	64,631	302,000	348,545	300,000	346,236

McDonald’s Corp. sr. unsec. notes
5.7s, 2039	174,000	184,579	393,000	416,895	515,000	546,313

Michael Foods, Inc. 144A
sr. notes 9 3/4s, 2018	125,000	136,563	125,000	136,563	95,000	103,788

PepsiCo, Inc. sr. unsec. notes
7.9s, 2018	185,000	234,814	346,000	439,165	82,000	104,080

Pinnacle Foods Finance LLC/
Pinnacle Foods Finance Corp.
company guaranty sr. unsec.
notes 9 1/4s, 2015	460,000	480,125	475,000	495,781	325,000	339,219

Prestige Brands, Inc. company
guaranty sr. unsec. notes
8 1/4s, 2018	210,000	221,550	210,000	221,550	165,000	174,075

Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes
8 1/4s, 2018	105,000	110,775	105,000	110,775	85,000	89,675

Reddy Ice Corp. company
guaranty sr. notes
11 1/4s, 2015	290,000	302,325	290,000	302,325	230,000	239,775

Revlon Consumer Products Corp.
company guaranty notes
9 3/4s, 2015	520,000	562,900	545,000	589,963	375,000	405,938

Rite Aid Corp. company
guaranty sr. notes
7 1/2s, 2017	245,000	245,000	225,000	225,000	105,000	105,000

Rite Aid Corp. company
guaranty sr. unsec.
unsub. notes 9 1/2s, 2017	624,000	560,820	652,000	585,985	532,000	478,135

Rite Aid Corp. company
guaranty sr. unsub. notes
8s, 2020	80,000	84,700	80,000	84,700	60,000	63,525

Roadhouse Financing, Inc. 144A
sr. notes 10 3/4s, 2017	170,000	182,325	170,000	182,325	130,000	139,425

RSC Equipment Rental, Inc. 144A
sr. sec. notes 10s, 2017	145,000	165,300	130,000	148,200	90,000	102,600

RSC Equipment Rental, Inc. 144A
sr. unsec. notes 8 1/4s, 2021	140,000	145,600	140,000	145,600	110,000	114,400

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer staples cont.
Service Corporation International
sr. notes 7s, 2019	$115,000	$120,750	$115,000	$120,750	$90,000	$94,500

Service Corporation International
sr. unsec. unsub. notes
6 3/4s, 2016	625,000	665,625	645,000	686,925	445,000	473,925

Simmons Foods, Inc. 144A
sr. notes 10 1/2s, 2017	170,000	184,450	170,000	184,450	135,000	146,475

Smithfield Foods, Inc. company
guaranty sr. notes 10s, 2014	490,000	576,975	510,000	600,525	350,000	412,125

Spectrum Brands, Inc. sr. unsec.
sub. bonds 12s, 2019 ‡‡	160,512	178,971	168,907	188,331	103,576	115,487

Spectrum Brands, Inc. 144A
sr. notes 9 1/2s, 2018	155,000	170,888	155,000	170,888	115,000	126,788

Stewart Enterprises, Inc.
sr. notes 6 1/4s, 2013	205,000	205,256	270,000	270,338	125,000	125,156

SUPERVALU, Inc. sr. unsec.
notes 7 1/2s, 2014	215,000	216,075	210,000	211,050	95,000	95,475

Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014	885,000	1,062,000	285,000	342,000	195,000	234,000

United Rentals North America, Inc.
company guaranty sr. unsec.
sub. notes 8 3/8s, 2020	105,000	109,725	105,000	109,725	85,000	88,825

Universal Corp. notes Ser. MTNC,
5.2s, 2013	—	—	3,160,000	3,288,445	2,840,000	2,955,437

Wendy’s/Arby’s Restaurants LLC
company guaranty sr. unsec.
unsub. notes 10s, 2016	510,000	561,000	525,000	577,500	365,000	401,500

West Corp. 144A sr. notes
7 7/8s, 2019	155,000	157,906	155,000	157,906	120,000	122,250

West Corp. 144A sr. unsec.
notes 8 5/8s, 2018	115,000	121,038	115,000	121,038	95,000	99,988

WPP Finance UK company
guaranty sr. unsec. notes 8s, 2014
(United Kingdom)	110,000	128,218	235,000	273,920	295,000	343,856

		16,932,960		23,792,891		19,239,998
Energy		1.2%		1.6%		1.8%
Anadarko Finance Co.
company guaranty sr. unsec.
unsub. notes Ser. B,
7 1/2s, 2031	840,000	927,355	1,095,000	1,208,873	1,200,000	1,324,793

Anadarko Petroleum Corp.
sr. notes 5.95s, 2016	140,000	152,195	140,000	152,195	115,000	125,017

Anadarko Petroleum Corp. sr. unsec.
notes 6 3/8s, 2017	55,000	60,538	55,000	60,538	45,000	49,531

Apache Corp. sr. unsec.
unsub. notes 3 5/8s, 2021	255,000	241,264	525,000	496,720	765,000	723,792

Arch Coal, Inc. company
guaranty sr. unsec. notes
7 1/4s, 2020	240,000	257,400	240,000	257,400	185,000	198,413

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Energy cont.
Arch Western Finance, LLC
company guaranty sr. notes
6 3/4s, 2013	$317,000	$320,170	$320,000	$323,200	$234,000	$236,340

ATP Oil & Gas Corp. company
guaranty sr. notes
11 7/8s, 2015	120,000	126,000	120,000	126,000	90,000	94,500

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes
3.2s, 2016 (United Kingdom)	430,000	427,941	885,000	880,763	630,000	626,984

Brigham Exploration Co. 144A
company guaranty sr. unsec.
notes 8 3/4s, 2018	205,000	227,550	205,000	227,550	165,000	183,150

Carrizo Oil & Gas, Inc. 144A sr.
unsec. notes 8 5/8s, 2018	390,000	413,400	385,000	408,100	310,000	328,600

Chaparral Energy, Inc.
company guaranty sr. unsec.
notes 8 7/8s, 2017	450,000	472,500	455,000	477,750	355,000	372,750

Chaparral Energy, Inc. 144A
company guaranty sr. unsec.
notes 8 1/4s, 2021	105,000	108,150	105,000	108,150	85,000	87,550

Chaparral Energy, Inc. 144A
sr. notes 9 7/8s, 2020	200,000	222,000	200,000	222,000	155,000	172,050

Chesapeake Energy Corp.
company guaranty 6 1/2s, 2017	95,000	102,719	—	—	—	—

Chesapeake Energy Corp. sr. unsec.
notes 7 5/8s, 2013	—	—	225,000	252,000	230,000	257,600

Complete Production Services, Inc.
company guaranty 8s, 2016	380,000	400,900	395,000	416,725	270,000	284,850

Compton Petroleum Finance Corp.
company guaranty sr. unsec. notes
10s, 2017 (Canada)	225,624	160,193	227,638	161,623	165,189	117,284

Connacher Oil and Gas, Ltd.
144A sec. notes 10 1/4s, 2015
(Canada)	705,000	747,300	715,000	757,900	540,000	572,400

CONSOL Energy, Inc. company
guaranty sr. unsec. notes
8 1/4s, 2020	530,000	587,638	525,000	582,094	380,000	421,325

CONSOL Energy, Inc. company
guaranty sr. unsec. notes
8s, 2017	310,000	339,450	310,000	339,450	225,000	246,375

CONSOL Energy, Inc. 144A
company guaranty sr. unsec.
notes 6 3/8s, 2021	40,000	40,050	40,000	40,050	30,000	30,038

Crosstex Energy LP/Crosstex
Energy Finance Corp. company
guaranty sr. unsec. notes
8 7/8s, 2018	325,000	354,250	320,000	348,800	230,000	250,700

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes
8 1/4s, 2020	339,000	377,985	339,000	377,985	269,000	299,935

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Energy cont.
Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes
6 3/8s, 2021	$145,000	$148,625	$145,000	$148,625	$115,000	$117,875

EXCO Resources, Inc. company
guaranty sr. unsec. notes
7 1/2s, 2018	585,000	594,506	580,000	589,425	445,000	452,231

Expro Finance Luxemburg 144A
sr. notes 8 1/2s, 2016
(Luxembourg)	295,000	292,050	300,000	297,000	205,000	202,950

Ferrellgas LP/Ferrellgas Finance
Corp. 144A sr. notes
6 1/2s, 2021	145,000	140,650	145,000	140,650	115,000	111,550

Forest Oil Corp. sr. notes
8s, 2011	305,000	318,725	340,000	355,300	250,000	261,250

Frac Tech Services, LLC/Frac Tech
Finance, Inc. 144A company
guaranty sr. notes 7 1/8s, 2018	265,000	271,625	265,000	271,625	210,000	215,250

Gazprom OAO Via Gaz Capital SA
144A company guaranty sr. unsec.
bond 8.146s, 2018 (Russia)	158,000	185,966	324,000	381,348	288,000	338,976

Gazprom OAO Via Gaz Capital SA
144A sr. unsec. 6.51s, 2022
(Russia)	230,000	244,375	507,000	538,688	438,000	465,375

Gazprom OAO Via White Nights
Finance BV notes 10 1/2s, 2014
(Netherlands)	1,000,000	1,201,580	1,000,000	1,201,580	1,200,000	1,441,896

Goodrich Petroleum Corp. 144A
sr. notes 8 7/8s, 2019	290,000	290,000	295,000	295,000	245,000	245,000

Helix Energy Solutions Group, Inc.
144A sr. unsec. notes
9 1/2s, 2016	645,000	680,475	645,000	680,475	470,000	495,850

Hercules Offshore, Inc. 144A
sr. notes 10 1/2s, 2017	135,000	138,375	150,000	153,750	105,000	107,625

Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	85,000	85,531	75,000	75,469	35,000	35,219

Inergy LP/Inergy Finance Corp.
144A sr. notes 6 7/8s, 2021	315,000	328,388	315,000	328,388	255,000	265,838

International Coal Group, Inc.
sr. notes 9 1/8s, 2018	345,000	389,850	345,000	389,850	275,000	310,750

James River Escrow, Inc. 144A
sr. notes 7 7/8s, 2019	100,000	103,500	105,000	108,675	85,000	87,975

Key Energy Services, Inc. company
guaranty unsec. unsub. notes
6 3/4s, 2021	140,000	142,450	145,000	147,538	115,000	117,013

Laredo Petroleum, Inc. 144A
sr. notes 9 1/2s, 2019	190,000	197,838	185,000	192,631	150,000	156,188

Massey Energy Co. company
guaranty sr. unsec. notes
6 7/8s, 2013	615,000	627,300	615,000	627,300	445,000	453,900

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Energy cont.
MEG Energy Corp. 144A
company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	$205,000	$208,331	$205,000	$208,331	$165,000	$167,681

Motiva Enterprises, LLC 144A
sr. notes 5.2s, 2012	—	—	80,000	83,993	70,000	73,494

Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2016	5,000	5,144	145,000	149,169	165,000	169,744

Newfield Exploration Co. sr.
unsec. sub. notes 6 5/8s, 2014	375,000	383,438	335,000	342,538	175,000	178,938

Noble Holding International, Ltd.
company guaranty sr. unsec.
notes 6.05s, 2041	245,000	245,965	510,000	512,009	415,000	416,634

OPTI Canada, Inc. company
guaranty sr. sec. notes 8 1/4s,
2014 (Canada)	220,000	117,425	215,000	114,756	100,000	53,375

OPTI Canada, Inc. company
guaranty sr. sec. notes 7 7/8s,
2014 (Canada)	605,000	319,894	625,000	330,469	485,000	256,444

OPTI Canada, Inc. 144A
company guaranty sr. notes
9 3/4s, 2013 (Canada)	75,000	74,906	75,000	74,906	55,000	54,931

OPTI Canada, Inc. 144A sr.
notes 9s, 2012 (Canada)	10,000	10,163	10,000	10,163	10,000	10,163

Peabody Energy Corp. company
guaranty 7 3/8s, 2016	660,000	732,600	420,000	466,200	295,000	327,450

Peabody Energy Corp. company
guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	25,000	26,813	25,000	26,813	20,000	21,450

Petroleos de Venezuela SA sr.
unsec. notes 4.9s, 2014
(Venezuela)	1,920,000	1,411,200	1,980,000	1,455,300	2,165,000	1,591,275

Petroleum Development Corp.
company guaranty sr. unsec.
notes 12s, 2018	345,000	391,144	345,000	391,144	255,000	289,106

Plains Exploration & Production Co.
company guaranty 7 3/4s, 2015	70,000	73,063	50,000	52,188	40,000	41,750

Plains Exploration & Production Co.
company guaranty 7s, 2017	555,000	573,038	595,000	614,338	405,000	418,163

Quicksilver Resources, Inc.
company guaranty 7 1/8s, 2016	30,000	29,625	40,000	39,500	20,000	19,750

Quicksilver Resources, Inc.
sr. notes 11 3/4s, 2016	370,000	431,050	375,000	436,875	265,000	308,725

Range Resources Corp.
company guaranty sr. sub.
notes 6 3/4s, 2020	115,000	122,475	110,000	117,150	85,000	90,525

Rosetta Resources, Inc.
company guaranty sr. unsec.
notes 9 1/2s, 2018	315,000	349,650	315,000	349,650	250,000	277,500

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Energy cont.
Sabine Pass LNG LP sec. notes
7 1/2s, 2016	$995,000	$1,022,363	$810,000	$832,275	$560,000	$575,400

SandRidge Energy, Inc. 144A
company guaranty sr. unsec.
notes 7 1/2s, 2021	60,000	62,250	60,000	62,250	50,000	51,875

SandRidge Energy, Inc. 144A
company guaranty sr. unsec.
unsub. notes 8s, 2018	115,000	120,463	135,000	141,413	90,000	94,275

Shell International Finance BV
company guaranty sr. unsec.
notes 3.1s, 2015 (Netherlands)	270,000	276,506	570,000	583,736	795,000	814,158

SM Energy Co. 144A sr. unsec.
notes 6 5/8s, 2019	125,000	128,281	125,000	128,281	100,000	102,625

Trico Shipping AS 144A
sr. notes 13 7/8s, 2014
(Norway) (In default) †	177,420	143,932	177,420	143,932	121,392	98,480

Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.8s, 2037	—	—	110,000	114,396	90,000	93,597

Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.35s, 2017	—	—	130,000	143,673	100,000	110,518

Weatherford International, Ltd.
company guaranty sr. unsec.
notes 9 7/8s, 2039
(Switzerland)	100,000	136,134	230,000	313,109	270,000	367,563

Weatherford International, Ltd.
sr. notes 5 1/2s, 2016
(Switzerland)	—	—	95,000	102,015	105,000	112,753

Whiting Petroleum Corp. company
guaranty 7s, 2014	370,000	394,050	385,000	410,025	265,000	282,225

Williams Cos., Inc. (The) notes
7 3/4s, 2031	26,000	30,878	22,000	26,128	15,000	17,814

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021	70,000	87,112	63,000	78,401	48,000	59,734

		21,356,650		24,004,309		20,434,803
Financials		1.9%		3.6%		5.2%
ACE Cash Express, Inc. 144A
sr. notes 11s, 2019	205,000	208,588	205,000	208,588	165,000	167,888

Aflac, Inc. sr. unsec. notes
6.9s, 2039	220,000	230,801	450,000	472,093	135,000	141,628

Ally Financial, Inc. company
guaranty sr. unsec. unsub. notes
8.3s, 2015	160,000	175,400	160,000	175,400	115,000	126,069

Ally Financial, Inc. company
guaranty sr. unsec. unsub. notes
8s, 2020	145,000	157,869	140,000	152,425	105,000	114,319

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
Ally Financial, Inc. company
guaranty sr. unsec. unsub. notes
FRN 2.511s, 2014	$236,000	$228,965	$177,000	$171,724	$114,000	$110,602

Ally Financial, Inc. unsec.
sub. notes 8s, 2018	155,000	166,431	155,000	166,431	125,000	134,219

Ally Financial, Inc. 144A company
guaranty notes 6 1/4s, 2017	210,000	213,938	210,000	213,938	165,000	168,094

Ally Financial, Inc. 144A company
guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	140,000	149,275	140,000	149,275	110,000	117,288

American Express Co. sr. unsec.
notes 8 1/8s, 2019	450,000	561,453	940,000	1,172,813	1,260,000	1,572,068

American International Group, Inc.
jr. sub. bonds FRB 8.175s, 2058	275,000	295,969	270,000	290,588	205,000	220,631

American International Group, Inc.
sr. unsec. Ser. MTN, 5.85s, 2018	647,000	674,404	1,286,000	1,340,468	1,244,000	1,296,690

Bank of America NA
sub. notes Ser. BKNT, 5.3s, 2017	—	—	250,000	256,667	750,000	770,000

Bank of Montreal sr. unsec. bond
2 1/8s, 2013 (Canada)	185,000	188,241	390,000	396,832	545,000	554,547

Bank of New York Mellon Corp. (The)
sr. unsec. notes 4.3s, 2014	270,000	289,528	610,000	654,118	760,000	814,967

Bank of New York Mellon Corp. (The)
sr. unsec. notes 2.95s, 2015	30,000	30,456	30,000	30,456	140,000	142,128

Bank of New York Mellon Corp. (The)
144A sr. unsec. notes Ser. MTN,
2 1/2s, 2016	20,000	19,860	20,000	19,860	65,000	64,547

BankAmerica Capital III bank
guaranteed jr. unsec. FRN
0.873s, 2027	580,000	446,654	327,000	251,820	1,146,000	882,527

Barclays Bank PLC jr. unsec.
sub. notes FRN 6.278s, 2049	130,000	113,049	230,000	200,010	325,000	282,623

Barclays Bank PLC 144A
sub. notes 10.179s, 2021	508,000	645,216	285,000	361,981	275,000	349,280

Bear Stearns Cos., Inc. (The)
sr. unsec. notes 7 1/4s, 2018	—	—	240,000	279,633	706,000	822,586

Bear Stearns Cos., LLC (The)
notes 5.7s, 2014	85,000	93,426	155,000	170,366	5,000	5,496

Bosphorus Financial Services, Ltd.
144A sr. notes FRN 2.113s, 2012	50,000	49,437	132,250	130,760	150,500	148,805

Capital One Capital III company
guaranty 7.686s, 2036	—	—	231,000	237,641	811,000	834,316

Capital One Capital IV company
guaranty jr. unsec. sub. notes FRN
6.745s, 2037	235,000	235,881	235,000	235,881	185,000	185,694

Capital One Capital V company
guaranty jr. unsec.
sub. notes 10 1/4s, 2039	270,000	292,950	345,000	374,325	—	—

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
CB Richard Ellis Services, Inc.
company guaranty sr. unsec.
notes 6 5/8s, 2020	$85,000	$87,550	$85,000	$87,550	$70,000	$72,100

CB Richard Ellis Services, Inc.
company guaranty sr. unsec.
sub. notes 11 5/8s, 2017	280,000	330,400	280,000	330,400	210,000	247,800

CIT Group, Inc. sr. bonds
7s, 2017	1,335,000	1,336,669	1,330,000	1,331,663	965,000	966,206

CIT Group, Inc. sr. bonds
7s, 2016	585,000	585,731	585,000	585,731	430,000	430,538

CIT Group, Inc. sr. bonds
7s, 2015	255,000	257,231	265,000	267,319	215,000	216,881

CIT Group, Inc. 144A company
guaranty notes 6 5/8s, 2018	305,000	309,459	305,000	309,459	250,000	253,655

Citigroup, Inc. sr. notes
6 1/2s, 2013	940,000	1,027,754	895,000	978,553	1,310,000	1,432,295

Citigroup, Inc. sub. notes
5s, 2014	35,000	36,547	914,000	954,402	1,527,000	1,594,498

Citigroup, Inc. unsec.
sub. notes 6 5/8s, 2032	222,000	229,336	277,000	286,153	976,000	1,008,252

Citigroup, Inc. unsec.
sub. notes 6 1/8s, 2036	530,000	505,405	1,105,000	1,053,722	—	—

CNO Financial Group, Inc. 144A
company guaranty sr. notes
9s, 2018	140,000	148,400	145,000	153,700	115,000	121,900

Corrections Corporation of America
company guaranty sr. notes
7 3/4s, 2017	550,000	596,750	570,000	618,450	395,000	428,575

Credit Suisse First Boston USA, Inc.
company guaranty sr. unsec.
unsub. notes 6 1/8s, 2011	490,000	506,558	764,000	789,816	180,000	186,082

Credit Suisse Guernsey, Ltd. jr. unsec.
sub. notes FRN 5.86s, perpetual
maturity (United Kingdom)	—	—	256,000	248,320	896,000	869,120

Deutsche Bank AG London
sr. unsec. notes 2 3/8s, 2013
(United Kingdom)	5,000	5,080	—	—	—	—

Deutsche Bank AG/London
sr. unsec. notes 3 7/8s, 2014
(United Kingdom)	375,000	391,007	820,000	855,002	555,000	578,690

Deutsche Bank Capital Funding
Trust VII 144A jr. unsec. sub.
bonds FRB 5.628s,
perpetual maturity	—	—	235,000	212,088	1,000,000	902,500

Duke Realty LP sr. unsec. notes 6 1/2s,
2018 R	—	—	411,000	452,837	989,000	1,089,674

E*Trade Financial Corp. sr. unsec.
notes 7 3/8s, 2013	125,000	125,469	10,000	10,038	20,000	20,075

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
E*Trade Financial Corp.
sr. unsec. unsub. notes
12 1/2s, 2017	$295,000	$351,788	$395,000	$471,038	$280,000	$333,900

Fleet Capital Trust V bank
guaranteed jr. sub. FRN
1.309s, 2028	790,000	601,264	217,000	165,157	759,000	577,670

GATX Financial Corp. notes
5.8s, 2016	—	—	120,000	129,222	130,000	139,990

GE Capital Trust I unsec.
sub. bonds FRB 6 3/8s, 2067	—	—	975,000	998,156	1,450,000	1,484,438

General Electric Capital Corp.
sr. unsec. FRN Ser. MTN,
0.512s, 2016	260,000	248,341	600,000	573,096	—	—

General Electric Capital Corp.
sr. unsec. FRN Ser. MTN,
0.434s, 2012	80,000	79,847	60,000	59,886	255,000	254,514

General Electric Capital Corp.
sr. unsec. notes Ser. MTN,
6 7/8s, 2039	1,141,000	1,271,660	2,446,000	2,726,101	3,149,000	3,509,604

Goldman Sachs Group, Inc. (The)
sr. notes 7 1/2s, 2019	335,000	387,878	990,000	1,146,266	2,655,000	3,074,077

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	736,000	734,177	1,148,000	1,145,157	270,000	269,331

Highwood Realty LP sr. unsec.
bonds 5.85s, 2017 (R)	—	—	340,000	361,851	290,000	308,637

HSBC Finance Capital Trust IX FRN
5.911s, 2035	—	—	700,000	670,250	1,400,000	1,340,500

HSBC Finance Corp. 144A sr. unsec.
sub. notes 6.676s, 2021	843,000	875,021	1,314,000	1,363,912	310,000	321,775

HSBC Holdings PLC sub. notes 6 1/2s,
2037 (United Kingdom)	—	—	300,000	305,924	1,000,000	1,019,746

HUB International Holdings, Inc.
144A sr. sub. notes
10 1/4s, 2015	185,000	191,475	190,000	196,650	150,000	155,250

HUB International Holdings, Inc.
144A sr. unsec. unsub. notes
9s, 2014	40,000	41,800	35,000	36,575	23,000	24,035

Icahn Enterprises LP/Icahn
Enterprises Finance Corp.
company guaranty sr. unsec.
notes 8s, 2018	575,000	590,813	585,000	601,088	405,000	416,138

International Lease Finance Corp.
sr. unsec. Ser. MTN,
5 5/8s, 2013	625,000	632,813	—	—	—	—

JPMorgan Chase & Co. sr. notes
6s, 2018	1,044,000	1,144,729	1,537,000	1,685,296	336,000	368,419

JPMorgan Chase Bank NA
sub. notes Ser. BKNT,
6s, 2017	—	—	330,000	360,943	280,000	306,255

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
JPMorgan Chase Capital XVIII
bonds Ser. R, 6.95s, 2036	$—	$—	$674,000	$686,222	$1,460,000	$1,486,474

KB Home company guaranty
6 3/8s, 2011	—	—	317,000	320,170	288,000	290,880

Lehman Brothers E-Capital
Trust I FRN zero %, 2065
(In default) †	1,375,000	138	1,845,000	185	—	—

Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017	295,000	309,750	335,000	351,750	255,000	267,750

Liberty Mutual Group, Inc. 144A
company guaranty jr. sub. notes
FRB 10 3/4s, 2058	1,145,000	1,488,500	—	—	—	—

Liberty Mutual Insurance Co. 144A
notes 7.697s, 2097	—	—	490,000	450,613	510,000	469,006

Marsh & McLennan Cos., Inc. sr.
unsec. notes 6 1/4s, 2012	35,000	36,162	720,000	743,903	815,000	842,056

Marsh & McLennan Cos., Inc. sr.
unsec. notes 5 3/8s, 2014	—	—	380,000	411,018	345,000	373,161

Merrill Lynch & Co., Inc. jr.
sub. bonds 7 3/4s, 2038	—	—	300,000	344,458	1,200,000	1,377,830

Merrill Lynch & Co., Inc. sr.
unsec. notes 6.4s, 2017	—	—	10,000	10,901	290,000	316,123

Merrill Lynch & Co., Inc. sr.
unsec. notes Ser. MTN,
6 7/8s, 2018	1,226,000	1,361,708	1,640,000	1,821,535	236,000	262,123

MetLife Capital Trust IV 144A jr.
sub. debs. 7 7/8s, 2037	—	—	300,000	322,500	1,200,000	1,290,000

MetLife, Inc. sr. unsec.
6 3/4s, 2016	155,000	179,171	130,000	150,273	—	—

Morgan Stanley sr. unsec.
unsub. notes 6 3/4s, 2011	687,000	688,138	1,068,000	1,069,770	252,000	252,418

National Money Mart Co. company
guaranty sr. unsec. unsub. notes
10 3/8s, 2016 (Canada)	240,000	267,600	245,000	273,175	170,000	189,550

Nationwide Financial Services
notes 5 5/8s, 2015	—	—	125,000	125,963	425,000	428,274

Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 R	—	—	145,000	147,169	150,000	152,243

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	—	—	210,000	227,306	—	—

Nuveen Investments, Inc. company
guaranty sr. unsec. unsub. notes
10 1/2s, 2015	290,000	297,975	310,000	318,525	205,000	210,638

Offshore Group Investments, Ltd.
company guaranty sr. notes 11 1/2s,
2015 (Cayman Islands)	225,000	249,750	225,000	249,750	170,000	188,700

Omega Healthcare Investors, Inc.
144A sr. notes 6 3/4s, 2022 R	280,000	285,950	280,000	285,950	225,000	229,781

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
OneAmerica Financial Partners, Inc.
144A bonds 7s, 2033	$—	$—	$520,000	$446,427	$1,129,000	$969,261

OneBeacon US Holdings, Inc.
company guaranty sr. unsec.
notes 5 7/8s, 2013	—	—	198,000	212,850	694,000	746,050

Progressive Corp. (The) jr. unsec.
sub. notes FRN 6.7s, 2037	250,000	263,750	555,000	585,525	695,000	733,225

Provident Funding Associates 144A
sr. notes 10 1/4s, 2017	160,000	178,400	155,000	172,825	115,000	128,225

Provident Funding Associates 144A
sr. notes 10 1/8s, 2019	140,000	145,775	140,000	145,775	110,000	114,538

Prudential Financial, Inc. jr. unsec.
sub. notes FRN 8 7/8s, 2038	320,000	378,164	225,000	265,896	800,000	945,410

Residential Capital LLC company
guaranty jr. notes 9 5/8s, 2015	295,000	297,581	305,000	307,669	230,000	232,013

Royal Bank of Scotland PLC (The)
bank guaranty sr. unsec.
unsub. notes 3.95s, 2015
(United Kingdom)	295,000	294,450	620,000	618,844	900,000	898,323

Russian Agricultural Bank OJSC
Via RSHB Capital SA 144A notes
7 1/8s, 2014 (Russia)	120,000	130,584	110,000	119,702	100,000	108,820

Russian Agricultural Bank OJSC
Via RSHB Capital SA 144A notes
7 3/4s, 2018 (Russia)	—	—	110,000	123,057	100,000	111,870

Sabra Health Care LP/Sabra
Capital Corp. company
guaranty sr. unsec.
unsub. notes 8 1/8s, 2018 R	150,000	158,250	145,000	152,975	115,000	121,325

Simon Property Group LP sr. unsec.
notes 6 1/8s, 2018 R	—	—	307,000	344,059	817,000	915,623

Simon Property Group LP sr. unsec.
unsub. notes 10.35s, 2019 R	5,000	6,892	10,000	13,784	—	—

Simon Property Group LP sr. unsec.
unsub. notes 5 1/4s, 2016 R	100,000	108,731	147,000	159,834	7,000	7,611

Simon Property Group LP sr. unsec.
unsub. notes 4 3/8s, 2021 R	205,000	200,558	145,000	141,858	—	—

SLM Corp. sr. notes Ser. MTN,
8s, 2020	225,000	245,250	220,000	239,800	155,000	168,950

SLM Corp. sr. notes Ser. MTN,
6 1/4s, 2016	250,000	261,603	250,000	261,603	200,000	209,282

SLM Corp. sr. unsec.
unsub. notes Ser. MTN,
8.45s, 2018	140,000	156,800	135,000	151,200	110,000	123,200

Springleaf Finance Corp. sr.
unsec. notes Ser. MTNI,
4 7/8s, 2012	1,120,000	1,100,400	1,155,000	1,134,788	815,000	800,738

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
State Street Capital Trust IV
company guaranty jr. unsec.
sub. bond FRB 1.31s, 2037	$—	$—	$475,000	$384,956	$—	$—

USI Holdings Corp. 144A company
guaranty sr. unsec. notes FRN
4.188s, 2014	45,000	43,763	45,000	43,763	20,000	19,450

Vnesheconombank Via VEB
Finance, Ltd. 144A bank
guaranteed bonds 6.8s, 2025
(Russia)	2,000,000	2,028,000	2,000,000	2,028,000	2,200,000	2,230,800

Vornado Realty LP sr. unsec.
unsub. notes 4 1/4s, 2015 R	195,000	199,670	405,000	414,699	545,000	558,051

VTB Bank OJSC Via VTB Capital SA
sr. notes 6 1/4s, 2035 (Russia)	500,000	530,000	500,000	530,000	600,000	636,000

VTB Bank OJSC Via VTB Capital SA
144A sr. unsec. notes 6 7/8s,
2018 (Russia)	1,976,000	2,146,331	1,800,000	1,955,160	1,887,000	2,049,659

Wachovia Bank NA sub. notes
Ser. BKNT, 6s, 2017	—	—	1,115,000	1,237,986	1,755,000	1,948,578

Wachovia Corp. sr. unsec. notes
5 3/4s, 2017	95,000	105,246	105,000	116,325	60,000	66,471

Wells Fargo Capital XV bank
guaranteed jr. unsec. sub. FRB
9 3/4s, perpetual maturity	455,000	497,088	—	—	—	—

Westpac Banking Corp. sr. unsec.
bonds 3s, 2015 (Australia)	90,000	89,449	150,000	149,082	315,000	313,073

Westpac Banking Corp. sr. unsec.
notes 4 7/8s, 2019 (Australia)	220,000	226,439	485,000	499,196	615,000	633,001

Westpac Capital Trust III 144A unsec.
sub. notes FRN 5.819s, perpetual
maturity (Australia)	—	—	295,000	297,428	230,000	231,893

Willis Group North America, Inc.
company guaranty 6.2s, 2017	—	—	70,000	74,602	40,000	42,630

ZFS Finance USA Trust V 144A
bonds FRB 6 1/2s, 2037	—	—	312,000	312,000	411,000	411,000

		34,056,759		52,588,668		59,452,209
Health care		0.5%		0.8%		0.8%
Abbott Laboratories sr. unsec.
notes 5 7/8s, 2016	344,000	393,705	538,000	615,737	126,000	144,206

Aetna, Inc. sr. unsec.
unsub. notes 6 3/4s, 2037	—	—	286,000	322,152	673,000	758,072

Amgen, Inc. sr. unsec. notes
3.45s, 2020	345,000	322,561	730,000	682,520	1,055,000	986,382

AstraZeneca PLC sr. unsec.
unsub. notes 6.45s, 2037
(United Kingdom)	270,000	306,547	422,000	479,122	99,000	112,401

Aviv Healthcare Properties LP
144A sr. notes 7 3/4s, 2019 D	315,000	328,388	315,000	328,388	250,000	260,625

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Health care cont.
Biomet, Inc. company
guaranty sr. unsec. notes
10s, 2017	$145,000	$158,956	$150,000	$164,438	$110,000	$120,588

Capella Healthcare, Inc. 144A
company guaranty sr. notes
9 1/4s, 2017	295,000	314,175	295,000	314,175	225,000	239,625

CHS/Community Health Systems, Inc.
company guaranty sr. unsec.
sub. notes 8 7/8s, 2015	440,000	464,200	445,000	469,475	355,000	374,525

ConvaTec Healthcare E SA 144A
sr. notes 7 3/8s, 2017
(Luxembourg)	EUR 105,000	153,507	105,000	153,507	100,000	146,197

ConvaTec Healthcare E SA 144A
sr. unsec. notes 10 1/2s, 2018
(Luxembourg)	$545,000	572,250	$545,000	572,250	$455,000	477,750

DaVita, Inc. company
guaranty sr. unsec. notes
6 5/8s, 2020	70,000	70,875	70,000	70,875	55,000	55,688

DaVita, Inc. company
guaranty sr. unsec. notes
6 3/8s, 2018	210,000	212,100	210,000	212,100	165,000	166,650

Elan Finance PLC/Elan Finance
Corp. company guaranty sr.
unsec. notes 8 3/4s, 2016
(Ireland)	570,000	602,775	390,000	412,425	270,000	285,525

Fresenius Medical Care US
Finance, Inc. 144A company
guaranty sr. notes 5 3/4s, 2021	335,000	324,531	335,000	324,531	270,000	261,563

Giant Funding Corp. 144A
sr. notes 8 1/4s, 2018 (Spain)	240,000	246,300	240,000	246,300	190,000	194,988

HCA Holdings, Inc. 144A sr. unsec.
notes 7 3/4s, 2021	250,000	260,625	250,000	260,625	195,000	203,288

HCA, Inc. company
guaranty sr. notes
9 5/8s, 2016 ‡‡	238,000	256,445	226,000	243,515	145,000	156,238

HCA, Inc. sr. sec. notes
9 1/4s, 2016	275,000	295,969	190,000	204,488	141,000	151,751

HCA, Inc. sr. unsec. notes
6 1/4s, 2013	50,000	51,875	48,000	49,800	—	—

Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	320,000	330,400	335,000	345,888	230,000	237,475

HealthSouth Corp. company
guaranty 10 3/4s, 2016	240,000	255,600	240,000	255,600	165,000	175,725

IASIS Healthcare/IASIS Capital Corp.
sr. sub. notes 8 3/4s, 2014	510,000	520,838	515,000	525,944	380,000	388,075

Multiplan, Inc. 144A company
guaranty sr. notes 9 7/8s, 2018	210,000	224,700	210,000	224,700	160,000	171,200

Omnicare, Inc. sr. sub. notes
6 7/8s, 2015	35,000	35,875	45,000	46,125	25,000	25,625

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Health care cont.
Quintiles Transnational Corp.
144A sr. notes 9 1/2s, 2014 ‡‡	$280,000	$286,300	$280,000	$286,300	$195,000	$199,388

Select Medical Corp. company
guaranty 7 5/8s, 2015	196,000	199,430	192,000	195,360	145,000	147,538

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	80,000	82,800	75,000	77,625	35,000	36,225

Surgical Care Affiliates, Inc. 144A
sr. unsec. notes 8 7/8s, 2015 ‡‡	87,885	89,862	82,392	84,246	38,449	39,314

Talecris Biotherapeutics Holdings Corp.
company guaranty sr. unsec.
notes 7 3/4s, 2016	70,000	76,825	70,000	76,825	50,000	54,875

Tenet Healthcare Corp. company
guaranty sr. notes 10s, 2018	67,000	78,474	54,000	63,248	34,000	39,823

Tenet Healthcare Corp. sr. notes
9s, 2015	601,000	661,100	624,000	686,400	435,000	478,500

Tenet Healthcare Corp.
sr. notes 8 7/8s, 2019	155,000	176,700	155,000	176,700	115,000	131,100

Tenet Healthcare Corp. sr. unsec.
notes 8s, 2020	260,000	271,050	250,000	260,625	195,000	203,288

Teva Pharmaceutical Finance II BV/
Teva Pharmaceutical Finance III LLC
company guaranty sr. unsec.
unsub. notes 3s, 2015
(Netherland Antilles)	135,000	136,002	295,000	297,190	410,000	413,043

United Surgical Partners
International, Inc. company
guaranty sr. unsec. sub. notes
8 7/8s, 2017	120,000	125,850	125,000	131,094	85,000	89,144

UnitedHealth Group, Inc. sr.
unsec. unsub. notes 4.7s, 2021	310,000	312,870	640,000	645,925	—	—

Valeant Pharmaceuticals
International 144A company
guaranty sr. notes 7s, 2020	45,000	43,650	40,000	38,800	35,000	33,950

Valeant Pharmaceuticals
International 144A company
guaranty sr. unsec. notes
6 7/8s, 2018	105,000	102,900	105,000	102,900	85,000	83,300

Valeant Pharmaceuticals
International 144A sr. notes
6 3/4s, 2017	45,000	44,325	40,000	39,400	35,000	34,475

Vanguard Health Systems, Inc.
144A sr. notes zero %, 2016	300,000	190,500	305,000	193,675	245,000	155,575

Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 R	395,000	424,771	465,000	500,047	295,000	317,234

Ventas Realty LP/Capital Corp.
sr. notes 6 3/4s, 2017 R	10,000	10,602	225,000	238,550	200,000	212,044

WellPoint, Inc. notes 7s, 2019	95,000	111,938	220,000	259,226	260,000	306,357

		10,129,146		11,878,816		9,069,335

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Technology		0.6%		0.8%		0.9%
Advanced Micro Devices, Inc.
sr. unsec. notes 8 1/8s, 2017	$15,000	$15,600	$15,000	$15,600	$25,000	$26,000

Advanced Micro Devices, Inc.
sr. unsec. notes 7 3/4s, 2020	90,000	92,475	90,000	92,475	65,000	66,788

Alcatel-Lucent USA, Inc. unsec.
debs. 6.45s, 2029	195,000	167,700	200,000	172,000	135,000	116,100

Avaya, Inc. company guaranty
sr. unsec. notes 10 1/8s,
2015 ‡‡	100,000	102,250	100,000	102,250	90,000	92,025

Avaya, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2015	355,000	360,769	355,000	360,769	280,000	284,550

Avaya, Inc. 144A company
guaranty sr. notes 7s, 2019	285,000	277,875	285,000	277,875	230,000	224,250

Buccaneer Merger Sub., Inc.
144A sr. notes 9 1/8s, 2019	275,000	291,500	275,000	291,500	220,000	233,200

Ceridian Corp. company
guaranty sr. unsec. notes
12 1/4s, 2015 ‡‡	440,000	459,800	460,000	480,700	370,000	386,650

Ceridian Corp. sr. unsec.
notes 11 1/4s, 2015	240,000	249,600	215,000	223,600	130,000	135,200

CommScope, Inc. 144A sr. notes
8 1/4s, 2019	205,000	214,225	205,000	214,225	165,000	172,425

Computer Sciences Corp. sr.
unsec. notes 6 1/2s, 2018	108,000	117,353	222,000	241,225	325,000	353,145

Dell, Inc. sr. unsec. notes
5 7/8s, 2019	215,000	235,829	470,000	515,534	585,000	641,675

Fidelity National Information
Services, Inc. company
guaranty sr. unsec.
notes 7 7/8s, 2020	80,000	87,400	80,000	87,400	60,000	65,550

Fidelity National Information
Services, Inc. company
guaranty sr. unsec.
notes 7 5/8s, 2017	155,000	167,981	155,000	167,981	115,000	124,631

First Data Corp. company
guaranty sr. unsec. notes
10.55s, 2015 ‡‡	1,525,544	1,580,845	1,525,544	1,580,845	1,097,900	1,137,699

First Data Corp. 144A
company guaranty sr. notes
7 3/8s, 2019	130,000	132,763	130,000	132,763	110,000	112,338

First Data Corp. 144A
sr. bonds 12 5/8s, 2021	725,000	786,625	725,000	786,625	575,000	623,875

Freescale Semiconductor, Inc.
company guaranty sr. unsec.
sub. notes 10 1/8s, 2016	75,000	79,688	75,000	79,688	60,000	63,750

Freescale Semiconductor, Inc.
144A company guaranty sr.
notes 10 1/8s, 2018	165,000	184,388	165,000	184,388	115,000	128,513

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Technology cont.
Freescale Semiconductor, Inc.
144A company guaranty sr.
notes 9 1/4s, 2018	$285,000	$312,075	$285,000	$312,075	$210,000	$229,950

Freescale Semiconductor, Inc.
144A company guaranty sr.
unsec. notes 10 3/4s, 2020	300,000	336,750	300,000	336,750	240,000	269,400

Hewlett-Packard Co. sr. unsec.
notes 6 1/8s, 2014	95,000	106,409	235,000	263,221	425,000	476,038

Hewlett-Packard Co. sr. unsec.
notes 5 1/2s, 2018	135,000	149,889	160,000	177,646	183,000	203,183

Hewlett-Packard Co. sr. unsec.
notes 3 3/4s, 2020	110,000	105,677	325,000	312,226	435,000	417,903

Iron Mountain, Inc. company
guaranty 8 3/4s, 2018	—	—	—	—	5,000	5,263

Iron Mountain, Inc. company
guaranty 6 5/8s, 2016	245,000	246,225	90,000	90,450	40,000	40,200

Iron Mountain, Inc. company
guaranty sr. unsec. sub. notes
8s, 2020	470,000	498,200	625,000	662,500	220,000	233,200

Jazz Technologies, Inc. company
guaranty sr. unsec. notes
8s, 2015 F	167,000	162,408	173,000	168,243	119,000	115,728

Lexmark International Inc,
sr. unsec. notes 5.9s, 2013	1,925,000	2,052,720	—	—	—	—

Microsoft Corp. sr. unsec.
unsub. notes 5.3s, 2041	60,000	60,354	85,000	85,501	—	—

Microsoft Corp. sr. unsec.
unsub. notes 4.2s, 2019	250,000	259,048	555,000	575,087	695,000	720,154

NXP BV/NXP Funding, LLC
company guaranty Ser. EXCH,
9 1/2s, 2015 (Netherlands)	140,000	148,750	150,000	159,375	115,000	122,188

NXP BV/NXP Funding, LLC sec.
notes Ser. EXCH, 7 7/8s, 2014
(Netherlands)	130,000	135,038	125,000	129,844	100,000	103,875

NXP BV/NXP Funding, LLC 144A
company guaranty sr. notes
9 3/4s, 2018 (Netherlands)	455,000	509,600	460,000	515,200	375,000	420,000

NXP BV/NXP Funding, LLC 144A
sr. sec. notes 10s, 2013
(Netherlands)	34,000	37,740	15,000	16,650	—	—

Oracle Corp. 144A notes
3 7/8s, 2020	—	—	360,000	352,922	525,000	514,678

Oracle Corp. 144A sr. notes
5 3/8s, 2040	—	—	215,000	208,956	310,000	301,286

Seagate HDD Cayman 144A
company guaranty sr. unsec.
notes 7 3/4s, 2018
(Cayman Islands)	270,000	279,450	270,000	279,450	215,000	222,525

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Technology cont.
SunGard Data Systems, Inc.
company guaranty
10 1/4s, 2015	$—	$—	$10,000	$10,500	$—	$—

SunGard Data Systems, Inc.
144A sr. unsec. notes
7 5/8s, 2020	215,000	220,913	210,000	215,775	165,000	169,538

Unisys Corp. 144A company
guaranty sr. sub. notes
14 1/4s, 2015	325,000	394,875	338,000	410,670	231,000	280,665

Xerox Corp. sr. unsec. notes
6 3/4s, 2039	154,000	174,313	336,000	380,320	425,000	481,059

Xerox Corp. sr. unsec.
unsub. notes 5 5/8s, 2019	60,000	64,444	130,000	139,628	164,000	176,146

		11,859,544		11,810,432		10,491,343
Transportation		0.1%		0.2%		0.2%
American Airlines Pass-Through Trust
2001-01 pass-through certificates
Ser. 01-1, 6.817s, 2011	—	—	110,000	110,000	70,000	70,000

AMGH Merger Sub., Inc. 144A
company guaranty sr. notes
9 1/4s, 2018	290,000	311,025	290,000	311,025	230,000	246,675

Burlington Northern Santa Fe
Corp. debs. 5 3/4s, 2040	95,000	96,070	155,000	156,746	300,000	303,379

Burlington Northern Santa Fe
Corp. sr. unsec. notes 7s, 2014	170,000	193,440	385,000	438,085	440,000	500,669

Continental Airlines, Inc. pass-
through certificates Ser. 97-4A,
6.9s, 2018	—	—	—	—	—	—

Continental Airlines, Inc. pass-
through certificates Ser. 98-1A,
6.648s, 2017	—	—	—	—	—	—

Northwest Airlines Corp. pass-
through certificates Ser. 00-1,
7.15s, 2019	—	—	466,246	463,915	402,873	400,859

RailAmerica, Inc. company
guaranty sr. notes
9 1/4s, 2017	324,000	358,425	322,000	356,213	238,000	263,288

Southwest Airlines Co. pass-
through certificates Ser. 07-1,
6.15s, 2022	—	—	—	—	—	—

Swift Services Holdings, Inc. 144A
company guaranty sr. notes
10s, 2018	315,000	341,775	315,000	341,775	255,000	276,675

Union Pacific Corp. 144A pass-
through certificates 5.214s, 2014	—	—	115,000	122,347	100,000	106,389

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Transportation cont.
United AirLines, Inc. pass-
through certificates Ser. 07-A,
6.636s, 2022	$—	$—	$139,949	$142,049	$114,504	$116,222

Western Express, Inc. 144A
sr. notes 12 1/2s, 2015	250,000	241,250	250,000	241,250	200,000	193,000

		1,541,985		2,683,405		2,477,156
Utilities and power		0.6%		1.4%		1.9%
AEP Texas North Co. sr. notes
Ser. B, 5 1/2s, 2013	180,000	191,701	577,000	614,507	190,000	202,351

AES Corp. (The) sr. unsec.
unsub. notes 8s, 2017	725,000	779,375	520,000	559,000	445,000	478,375

Appalachian Power Co. sr. notes
Ser. L, 5.8s, 2035	—	—	145,000	144,660	120,000	119,719

Atmos Energy Corp. sr. unsec.
sub. notes 8 1/2s, 2019	20,000	24,987	45,000	56,221	55,000	68,714

Beaver Valley Funding Corp.
sr. bonds 9s, 2017	—	—	178,000	197,585	626,000	694,879

Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016	—	—	604,000	659,574	1,168,000	1,275,469

Bruce Mansfield Unit pass-through
certificates 6.85s, 2034	—	—	280,596	292,997	985,031	1,028,564

Calpine Corp. 144A company
guaranty sr. notes 7 7/8s, 2020	235,000	249,100	230,000	243,800	175,000	185,500

Calpine Corp. 144A sr. notes
7 1/4s, 2017	570,000	592,800	595,000	618,800	410,000	426,400

Colorado Interstate Gas Co.
debs. 6.85s, 2037 (Canada)	30,000	32,432	50,000	54,054	25,000	27,027

Commonwealth Edison Co.
1st mtge. 6.15s, 2017	—	—	130,000	145,379	110,000	123,013

Commonwealth Edison Co.
1st mtge. 5.9s, 2036	—	—	593,000	604,051	448,000	456,348

Consolidated Natural Gas Co.
sr. notes Ser. A, 5s, 2014	—	—	180,000	196,868	315,000	344,519

Dominion Resources, Inc. jr.
sub. notes FRN Ser. 06-B,
6.3s, 2066	—	—	823,000	808,598	1,448,000	1,422,660

Dominion Resources, Inc. sr.
unsec. unsub. notes Ser. 07-A,
6s, 2017	—	—	455,000	509,613	290,000	324,808

Dominion Resources, Inc.
unsub. notes 5.7s, 2012	343,000	364,581	535,000	568,661	126,000	133,928

Dynegy Holdings, Inc. sr. unsec.
notes 7 3/4s, 2019	760,000	589,950	760,000	589,950	575,000	446,344

Edison Mission Energy sr. unsec.
notes 7 3/4s, 2016	70,000	59,500	80,000	68,000	40,000	34,000

Edison Mission Energy sr. unsec.
notes 7 1/2s, 2013	30,000	29,850	35,000	34,825	20,000	19,900

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Utilities and power cont.
Edison Mission Energy sr. unsec.
notes 7.2s, 2019	$395,000	$308,100	$400,000	$312,000	$295,000	$230,100

Edison Mission Energy sr. unsec.
notes 7s, 2017	10,000	8,025	5,000	4,013	5,000	4,013

El Paso Corp. sr. notes Ser. GMTN,
7 3/4s, 2032	225,000	252,131	215,000	240,925	95,000	106,455

El Paso Corp. sr. unsec. notes
7s, 2017	670,000	749,865	700,000	783,441	595,000	665,925

Electricite de France 144A
notes 6 1/2s, 2019 (France)	165,000	189,154	375,000	429,896	450,000	515,875

Energy Future Holdings Corp.
company guaranty sr. notes
10s, 2020	100,000	105,968	100,000	105,968	75,000	79,476

Energy Future Holdings Corp.
company guaranty sr. unsec.
notes 11 1/4s, 2017 ‡‡	68,476	56,664	71,232	58,944	47,594	39,384

Energy Future Holdings Corp.
sr. notes 9 3/4s, 2019	—	—	—	—	51,000	52,530

Energy Future Intermediate
Holdings Co., LLC sr. notes
10s, 2020	154,000	163,190	159,000	168,488	107,000	113,385

Energy Future Intermediate
Holdings Co., LLC sr. notes
9 3/4s, 2019	256,000	263,680	265,000	272,950	120,000	123,600

Energy Transfer Equity LP
company guaranty sr. unsec.
notes 7 1/2s, 2020	225,000	244,688	220,000	239,250	180,000	195,750

Energy Transfer Partners LP sr.
unsec. unsub. notes 5.65s, 2012	170,000	178,662	350,000	367,833	470,000	493,947

Enterprise Products Operating, LLC
company guaranty sr. unsec.
unsub. notes 5.95s, 2041	140,000	136,730	290,000	283,227	420,000	410,191

Enterprise Products Operating, LLC
company guaranty sr. unsec.
unsub. notes 3.2s, 2016	200,000	198,791	410,000	407,522	590,000	586,435

FirstEnergy Corp. notes Ser. B,
6.45s, 2011	13,000	13,389	11,000	11,329	—	—

GenOn Americas Generation, LLC
sr. unsec. notes 8.3s, 2011	215,000	215,538	215,000	215,538	100,000	100,250

GenOn Energy, Inc. 144A
sr. notes 9 7/8s, 2020	425,000	444,125	425,000	444,125	325,000	339,625

GenOn Energy, Inc. 144A sr.
unsec. notes 9 1/2s, 2018	65,000	67,600	65,000	67,600	50,000	52,000

Ipalco Enterprises, Inc. 144A
sr. notes 7 1/4s, 2016	105,000	113,663	230,000	248,975	200,000	216,500

ITC Holdings Corp. 144A notes
5 7/8s, 2016	—	—	458,000	505,114	988,000	1,089,634

ITC Holdings Corp. 144A sr. unsec.
notes 6.05s, 2018	—	—	305,000	333,335	225,000	245,903

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Utilities and power cont.
Kansas Gas & Electric bonds
5.647s, 2021	$—	$—	$70,761	$75,818	$66,598	$71,359

MidAmerican Energy Holdings Co.
bonds 6 1/8s, 2036	92,000	97,582	337,000	357,446	629,000	667,161

MidAmerican Funding, LLC sr.
sec. bond 6.927s, 2029	470,000	527,810	850,000	954,551	970,000	1,089,311

National Fuel Gas Co. notes
5 1/4s, 2013	238,000	251,197	687,000	725,095	100,000	105,545

Nevada Power Co. mtge. sec.
notes 7 1/8s, 2019	115,000	135,464	265,000	312,156	315,000	371,053

NRG Energy, Inc. company
guaranty 7 3/8s, 2017	100,000	104,125	110,000	114,538	55,000	57,269

NRG Energy, Inc. sr. notes
7 3/8s, 2016	905,000	936,675	894,000	925,290	747,000	773,145

NV Energy, Inc. sr. unsec.
notes 6 1/4s, 2020	160,000	162,830	155,000	157,742	125,000	127,211

NV Energy, Inc. sr. unsec.
unsub. notes 6 3/4s, 2017	210,000	215,388	235,000	241,030	165,000	169,234

Pacific Gas & Electric Co.
1st mtge. 6.05s, 2034	417,000	434,529	650,000	677,323	153,000	159,432

Pacific Gas & Electric Co.
sr. notes 8 1/4s, 2018	—	—	—	—	490,000	626,350

Potomac Edison Co. 144A
1st mtge. 5.8s, 2016	—	—	456,000	493,263	985,000	1,065,492

Power Receivable Finance, LLC
144A sr. notes 6.29s, 2012	—	—	48,001	48,029	41,492	41,517

PSEG Power, LLC company
guaranty sr. unsec. notes
5.32s, 2016	144,000	155,177	185,000	199,359	90,000	96,985

Public Service Electric & Gas Co.
sr. notes Ser. MTN,
5 1/2s, 2040	75,000	75,319	160,000	160,681	215,000	215,915

Puget Sound Energy, Inc. jr. sub.
FRN Ser. A, 6.974s, 2067	225,000	219,375	629,000	613,275	1,107,000	1,079,325

Spectra Energy Capital, LLC
sr. notes 8s, 2019	—	—	250,000	304,428	215,000	261,808

Teco Finance, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	10,000	11,271	10,000	11,271	5,000	5,636

Texas Competitive Electric
Holdings Co., LLC company
guaranty sr. unsec. notes
10 1/2s, 2016 ‡‡	429,530	249,127	429,530	249,127	306,806	177,947

Texas Competitive Electric
Holdings Co., LLC 144A
company guaranty sr. notes
15s, 2021	185,000	152,625	185,000	152,625	130,000	107,250

CORPORATE BONDS
AND NOTES* cont.	Growth 10.5%		Balanced 16.7%		Conservative 20.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Utilities and power cont.
Trans-Canada Pipelines, Ltd. jr.
unsec. sub. notes FRN 6.35s,
2067 (Canada)	$—	$—	$180,000	$180,734	$155,000	$155,632

Union Electric Co. sr. sec. notes
6.4s, 2017	140,000	158,831	320,000	363,042	365,000	414,094

West Penn Power Co. 144A
1st mtge. 5.95s, 2017	—	—	75,000	82,401	45,000	49,440

		10,511,564		19,866,840		21,361,607
Total corporate bonds and notes
(cost $182,445,620, $229,653,461
and $209,207,313)		$192,855,596		$244,827,719		$228,487,507

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS*	Growth 8.7%		Balanced 17.8%		Conservative 31.2%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government Guaranteed
Mortgage Obligations		1.4%		3.5%		6.4%
Government National
Mortgage Association
Pass-Through Certificates
4 1/2s, TBA, April 1, 2041	$24,000,000	$24,763,126	$49,000,000	$50,558,048	$70,000,000	$72,225,783
4s, February 20, 2041	998,055	999,537	—	—	—	—

		25,762,663		50,558,048		72,225,783
U.S. Government Agency
Mortgage Obligations		7.3%		14.3%		24.8%
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4s, TBA, April 1, 2041	19,000,000	18,657,109	12,000,000	11,783,437	18,000,000	17,675,156
3 1/2s, with due dates
from December 1, 2040
to February 1, 2041 D	18,985,629	17,865,034	12,003,039	11,294,578	18,009,533	16,951,355
3 1/2s, TBA, April 1, 2041	19,000,000	17,855,546	12,000,000	11,277,187	18,000,000	16,915,781

Federal National Mortgage Association
Pass-Through Certificates
7s, March 1, 2018	—	—	—	—	187,631	208,526
6s, with due dates from
September 1, 2011 to
October 1, 2016	691,860	747,683	—	—	—	—
5 1/2s, TBA, May 1, 2041	26,000,000	27,721,483	53,000,000	56,509,178	76,000,000	81,032,028
5 1/2s, TBA, April 1, 2041	26,000,000	27,807,811	53,000,000	56,685,154	76,000,000	81,284,371
4 1/2s, with due dates from
February 1, 2039 to
April 1, 2039	593,661	604,909	—	—	—	—
4s, January 1, 2041	993,909	979,039	—	—	—	—
4s, September 1, 2025	984,756	1,013,303	—	—	—	—
4s, TBA, April 1, 2041	5,000,000	4,918,750	17,000,000	16,723,750	16,000,000	15,740,000
4s, TBA, April 1, 2026	16,000,000	16,442,499	34,000,000	34,940,311	49,000,000	50,355,154

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS* cont.	Growth 8.7%		Balanced 17.8%		Conservative 31.2%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government Agency
Mortgage Obligations cont.
Federal National Mortgage
Association Pass-Through
Certificates
3 1/2s, with due dates from
December 1, 2040 to
March 1, 2041 D	$—	$—	$3,995,871	$3,767,827	$991,478	$934,896
3 1/2s, TBA, April 1, 2041	—	—	7,000,000	6,592,032	2,000,000	1,883,438

		134,613,166		209,573,454		282,980,705
Total U.S. government and
agency mortgage obligations
(cost $160,248,433, $260,012,949
and $355,053,872)		$160,375,829		$260,131,502		$355,206,488

U.S. TREASURY OBLIGATIONS*	Growth —%		Balanced —%		Conservative —%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Treasury Inflation
Protected Securities
1 1/4s, July 15, 2020 [i]	$—	$—	$416,919	$413,910	$—	$—

Total U.S. treasury obligations
(cost $—, $413,910 and $—)		$—		$413,910		$—

MORTGAGE-BACKED
SECURITIES*	Growth 3.7%		Balanced 4.9%		Conservative 6.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Banc of America Commercial
Mortgage, Inc.
Ser. 08-1, Class A3,
6.165s, 2051	$516,000	$556,301	$—	$—	$—	$—
FRB Ser. 07-4, Class A3,
5.809s, 2051	176,000	185,627	—	—	—	—
FRB Ser. 07-3, Class A3,
5.658s, 2049	—	—	748,000	782,821	—	—
Ser. 07-2, Class A2,
5.634s, 2049	1,786,597	1,801,990	1,178,092	1,188,243	510,860	515,262
Ser. 06-5, Class A2,
5.317s, 2047	—	—	—	—	2,305,823	2,342,676
Ser. 07-1, Class XW, IO,
0.288s, 2049	1,791,263	23,027	9,739,198	125,197	—	—

Banc of America Commercial
Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO,
0.734s, 2035	2,242,313	10,470	3,337,854	15,585	—	—
Ser. 07-5, Class XW, IO,
0.427s, 2051	4,411,049	76,694	20,227,085	351,686	18,060,665	314,019
Ser. 04-4, Class XC, IO,
0.28s, 2042	2,901,672	47,122	8,236,194	133,753	6,492,104	105,430

MORTGAGE-BACKED
SECURITIES* cont.	Growth 3.7%		Balanced 4.9%		Conservative 6.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Banc of America Commercial
Mortgage, Inc. 144A
Ser. 04-5, Class XC, IO,
0.266s, 2041	$3,698,907	$52,742	$8,978,451	$128,022	$9,289,083	$132,451
Ser. 06-5, Class XC, IO,
0.186s, 2047	3,768,045	55,311	40,386,129	592,824	34,381,518	504,683
Ser. 05-1, Class XW, IO,
0.079s, 2042	14,345,589	9,952	—	—	18,003,993	12,489

Banc of America Funding Corp.
FRB Ser. 07-B, Class A1,
0.464s, 2047	1,392,985	919,370	—	—	—	—

Bear Stearns Commercial
Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F,
8.282s, 2032	—	—	189,000	202,043	124,000	132,557
Ser. 07-PW17, Class A3,
5.736s, 2050	31,000	32,251	—	—	—	—
FRB Ser. 07-PW16, Class A2,
5.666s, 2040	461,181	474,329	505,454	519,865	1,045,959	1,075,779
Ser. 06-PW14, Class A2,
5.123s, 2038	327,000	332,439	341,000	346,672	372,000	378,188
Ser. 05-PWR9, Class A2,
4.735s, 2042	—	—	—	—	727,450	729,135
Ser. 04-PR3I, Class X1, IO,
0.23s, 2041	335,043	6,073	2,244,611	40,684	3,647,118	66,104
Ser. 05-PWR9, Class X1,
IO, 0.197s, 2042	—	—	15,942,526	144,439	21,666,962	196,303

Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO,
0.683s, 2038	3,482,354	52,235	9,557,031	143,355	8,757,251	131,359
Ser. 06-PW14, Class X1, IO,
0.218s, 2038	3,312,413	53,827	9,089,452	147,704	8,329,998	135,362
Ser. 07-PW18, Class X1, IO,
0.121s, 2050	1,033,487	6,397	6,443,299	39,881	4,329,788	26,799
Ser. 05-PW10, Class X1, IO,
0.057s, 2040	10,535,199	23,072	—	—	—	—

Chase Commercial Mortgage
Securities Corp. 144A Ser. 98-1,
Class F, 6.56s, 2030	—	—	—	—	833,370	879,042

Citigroup Commercial
Mortgage Trust FRB Ser. 07-C6,
Class A3, 5.698s, 2049	902,000	935,673	—	—	1,001,000	1,038,369

Citigroup Commercial Mortgage
Trust 144A Ser. 06-C5, Class XC,
IO, 0.113s, 2049	45,191,523	544,106	74,425,239	896,080	79,531,074	957,554

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-10, Class 1A5A,
5.581s, 2035	72,567	50,071	742,059	512,021	294,015	202,870
FRB Ser. 06-AR5, Class 2A5A,
5.473s, 2036	1,136,676	661,423	1,519,545	884,211	—	—

MORTGAGE-BACKED
SECURITIES* cont.	Growth 3.7%		Balanced 4.9%		Conservative 6.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-6, Class 1A3A,
5.284s, 2046	$—	$—	$—	$—	$1,210,894	$629,665

Citigroup/Deutsche Bank
Commercial Mortgage Trust
Ser. 06-CD2, Class A2,
5.408s, 2046	53,893	53,843	—	—	—	—

Citigroup/Deutsche Bank
Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO,
0.371s, 2049	3,259,739	50,200	9,773,379	150,510	—	—
Ser. 07-CD5, Class XS, IO,
1/8s, 2044	—	—	3,136,039	20,331	—	—
Ser. 07-CD4, Class XC, IO,
0.12s, 2049	10,902,760	100,305	32,683,962	300,692	—	—

Commercial Mortgage
Acceptance Corp. 144A
Ser. 98-C1, Class F,
6.23s, 2031	—	—	245,622	254,404	239,112	247,660
Ser. 98-C2, Class F,
5.44s, 2030	1,297,677	1,351,333	2,469,375	2,571,479	2,128,380	2,216,384

Commercial Mortgage
Pass-Through Certificates
FRB Ser. 07-C9, Class A2,
5.811s, 2049	288,000	295,123	367,000	376,077	405,000	415,017

Commercial Mortgage
Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO,
0.172s, 2043	17,760,929	168,725	40,156,721	381,481	34,800,767	330,600
Ser. 06-C8, Class XS, IO,
0.134s, 2046	14,203,142	164,761	42,108,194	488,467	39,062,388	453,135
Ser. 05-C6, Class XC, IO,
0.061s, 2044	8,724,832	50,424	25,575,678	147,811	12,846,349	74,244

Countrywide Alternative Loan Trust
Ser. 06-J8, Class A4,
6s, 2037	1,641,163	1,001,109	605,194	369,169	—	—
Ser. 07-HY5R, Class 2A1A,
5.544s, 2047	784,897	751,539	402,990	385,862	378,259	362,183
FRB Ser. 06-6CB, Class 2A13,
0.65s, 2036	785,706	455,710	1,005,103	582,960	—	—

Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2,
6.211s, 2041	1,726,000	1,789,261	—	—	563,000	583,635
FRB Ser. 07-C4, Class A2,
5.802s, 2039	1,315,450	1,346,440	788,881	807,466	2,403,562	2,460,187
Ser. 07-C5, Class AAB,
5.62s, 2040	710,000	743,411	737,000	771,681	802,000	839,740
Ser. 07-C5, Class A2,
5.589s, 2040	—	—	339,000	347,739	380,000	389,796

MORTGAGE-BACKED
SECURITIES* cont.	Growth 3.7%		Balanced 4.9%		Conservative 6.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Credit Suisse Mortgage Capital
Certificates
FRB Ser. 07-C3, Class A2,
5.525s, 2039	$564,378	$578,985	$635,746	$652,201	$713,689	$732,160
Ser. 07-C2, Class A2,
5.448s, 2049	1,319,949	1,339,007	1,238,200	1,256,077	1,479,459	1,500,820
Ser. 07-C1, Class AAB,
5.336s, 2040	888,000	931,334	650,000	681,720	738,000	774,014
Ser. 06-C5, Class AX, IO,
0.2s, 2039	6,507,219	104,415	17,605,504	282,498	16,042,731	257,422

Credit Suisse Mortgage Capital
Certificates 144A
Ser. 06-C4, Class AX, IO,
0.152s, 2039	6,149,827	93,550	28,414,074	432,229	23,747,822	361,247
Ser. 07-C2, Class AX, IO,
0.107s, 2049	17,033,507	102,559	46,832,095	281,976	—	—
Ser. 07-C1, Class AX, IO,
0.066s, 2040	7,383,531	51,485	35,480,031	247,402	—	—

CS First Boston Mortgage
Securities Corp. 144A
Ser. 98-C2, Class F,
6 3/4s, 2030	353,000	373,109	—	—	—	—
Ser. 98-C1, Class F,
6s, 2040	383,000	397,846	410,000	425,893	—	—
FRB Ser. 03-CK2, Class G,
5.744s, 2036	464,000	474,623	495,000	506,333	487,000	498,150
Ser. 03-C3, Class AX, IO,
1.733s, 2038	4,767,550	136,330	9,240,276	264,228	10,687,899	305,624
Ser. 02-CP3, Class AX, IO,
1.404s, 2035	2,840,349	36,757	11,605,613	150,187	—	—
FRB Ser. 04-TF2A, Class J,
1.205s, 2019	153,000	147,263	310,000	298,375	349,000	335,913
FRB Ser. 04-TF2A, Class H,
0.955s, 2019	100,000	95,000	132,000	125,400	128,000	121,600
Ser. 04-C4, Class AX, IO,
0.449s, 2039	509,584	13,120	3,414,069	87,903	2,698,053	69,468
Ser. 05-C1, Class AX, IO,
0.139s, 2038	31,091,987	292,352	37,857,852	355,970	43,620,802	410,158

CWCapital Cobalt
FRB Ser. 07-C3, Class A3,
5.816s, 2046	394,000	417,983	—	—	—	—
Ser. 07-C2, Class A2,
5.334s, 2047	—	—	—	—	104,562	106,595

DLJ Commercial Mortgage
Corp. 144A
Ser. 99-CG2, Class B3,
6.1s, 2032	—	—	135,709	135,652	119,195	119,144
Ser. 99-CG2, Class B4,
6.1s, 2032	—	—	571,000	564,676	551,000	544,897

MORTGAGE-BACKED
SECURITIES* cont.	Growth 3.7%		Balanced 4.9%		Conservative 6.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Federal Home Loan
Mortgage Corp.
IFB Ser. 3182, Class SP,
27.58s, 2032	$158,931	$246,480	$—	$—	$—	$—
IFB Ser. 3408, Class EK,
24.767s, 2037	—	—	491,240	694,767	427,948	605,253
IFB Ser. 2979, Class AS,
23.338s, 2034	—	—	78,932	103,386	79,381	103,973
IFB Ser. 3072, Class SM,
22.862s, 2035	239,832	320,985	217,247	290,758	—	—
IFB Ser. 3072, Class SB,
22.715s, 2035	214,558	285,725	222,624	296,467	567,316	755,489
IFB Ser. 3249, Class PS,
21.434s, 2036	198,972	264,427	325,769	432,935	593,016	788,097
IFB Ser. 3065, Class DC,
19.095s, 2035	126,483	160,677	—	—	361,555	459,302
IFB Ser. 2990, Class LB,
16.294s, 2034	225,256	272,044	441,951	533,749	444,626	536,980
IFB Ser. 3031, Class BS,
16.087s, 2035	130,262	158,472	—	—	—	—
IFB Ser. 3184, Class SP, IO,
7.095s, 2033	106,608	12,143	—	—	—	—
IFB Ser. 3287, Class SE, IO,
6.445s, 2037	414,474	64,666	2,668,479	416,336	1,532,943	239,170
IFB Ser. 3398, Class SI, IO,
6.395s, 2036	—	—	1,990,089	248,184	1,691,643	210,965
IFB Ser. 3346, Class SC, IO,
6.295s, 2033	12,793,487	1,862,604	—	—	—	—
IFB Ser. 3346, Class SB, IO,
6.295s, 2033	—	—	—	—	1,065,031	153,908
IFB Ser. 3225, Class EY, IO,
6.035s, 2036	1,470,917	192,175	—	—	—	—
IFB Ser. 3751, Class SB, IO,
5.785s, 2039	—	—	—	—	10,852,280	1,519,319
Ser. 3747, Class HI, IO,
4 1/2s, 2037	273,324	43,523	121,044	19,274	152,281	24,248
Ser. 3751, Class MI, IO,
4s, 2034	—	—	3,628,799	493,480	3,367,706	457,974
Ser. 3707, Class HI, IO,
4s, 2023	565,046	63,472	250,942	28,188	316,665	35,571
Ser. T-56, Class A, IO,
0.524s, 2043	154,163	2,891	—	—	—	—
Ser. T-56, Class 3, IO,
0.008s, 2043	124,023	78	—	—	—	—
Ser. T-56, Class 1, IO,
zero %, 2043	165,545	129	—	—	—	—
Ser. T-56, Class 2, IO,
zero %, 2043	149,209	14	—	—	—	—
Ser. 3327, Class IF, IO,
zero %, 2037	19,365	145	41,497	311	33,999	255
Ser. 3391, PO, zero %, 2037	—	—	49,159	38,720	49,159	38,720

MORTGAGE-BACKED
SECURITIES* cont.	Growth 3.7%		Balanced 4.9%		Conservative 6.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Federal Home Loan
Mortgage Corp.
Ser. 3300, PO,
zero %, 2037	$—	$—	$—	$—	$412,229	$354,722
Ser. 3206, Class EO, PO,
zero %, 2036	—	—	34,395	28,652	34,395	28,652
Ser. 1208, Class F, PO,
zero %, 2022	3,859	3,435	—	—	—	—
FRB Ser. 3326, Class YF,
zero %, 2037	—	—	33,228	30,133	29,988	27,195
FRB Ser. 3263, Class TA,
zero %, 2037	—	—	6,123	6,121	4,960	4,959
FRB Ser. 3147, Class SF,
zero %, 2036	—	—	146,547	137,847	109,537	103,034
FRB Ser. 3117, Class AF,
zero %, 2036	—	—	30,304	28,302	—	—
FRB Ser. 3326, Class WF,
zero %, 2035	27,554	25,776	55,011	51,461	57,420	53,715
FRB Ser. 3036, Class AS,
zero %, 2035	—	—	41,877	31,825	—	—
FRB Ser. 3003, Class XF,
zero %, 2035	15,491	15,375	55,147	54,733	53,211	52,812

Federal National
Mortgage Association
IFB Ser. 07-75, Class JS,
50.364s, 2037	86,980	166,525	—	—	153,521	293,917
IFB Ser. 06-62, Class PS,
38.403s, 2036	118,467	194,002	225,877	369,898	183,755	300,919
IFB Ser. 06-8, Class HP,
23.652s, 2036	111,724	154,391	—	—	350,506	484,364
IFB Ser. 05-45, Class DA,
23.505s, 2035	—	—	865,682	1,240,601	630,109	903,004
IFB Ser. 07-53, Class SP,
23.285s, 2037	214,298	292,635	333,352	455,210	—	—
IFB Ser. 05-75, Class GS,
19.502s, 2035	235,205	297,599	243,474	308,062	265,984	336,543
IFB Ser. 05-106, Class JC,
19.35s, 2035	—	—	124,336	159,459	118,287	151,702
IFB Ser. 05-83, Class QP,
16.745s, 2034	—	—	82,782	102,181	82,782	102,181
Ser. 03-W10, Class 1, IO,
1.554s, 2043	237,548	11,135	—	—	—	—
Ser. 01-50, Class B1, IO,
0.418s, 2041	1,865,680	24,487	—	—	—	—
Ser. 02-W8, Class 1, IO,
0.34s, 2042	859,358	9,668	—	—	—	—
Ser. 01-79, Class BI, IO,
0.317s, 2045	623,796	7,018	—	—	—	—
Ser. 03-34, Class P1, PO,
zero %, 2043	28,055	21,322	—	—	—	—
Ser. 07-64, Class LO, PO,
zero %, 2037	—	—	—	—	194,769	170,324

MORTGAGE-BACKED
SECURITIES* cont.	Growth 3.7%		Balanced 4.9%		Conservative 6.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Federal National
Mortgage Association
Ser. 07-14, Class KO, PO,
zero %, 2037	$—	$—	$123,490	$100,635	$95,759	$78,036
Ser. 06-125, Class OX, PO,
zero %, 2037	—	—	35,474	30,597	34,441	29,706
Ser. 06-84, Class OT, PO,
zero %, 2036	—	—	28,642	25,003	28,642	25,003
Ser. 06-46, Class OC, PO,
zero %, 2036	—	—	48,236	40,595	—	—
Ser. 04-61, Class CO, PO,
zero %, 2031	46,891	46,572	—	—	—	—
FRB Ser. 06-115, Class SN,
zero %, 2036	51,276	50,827	283,043	280,566	241,509	239,396
FRB Ser. 06-104, Class EK,
zero %, 2036	9,215	8,420	12,164	11,115	16,679	15,241
FRB Ser. 05-117, Class GF,
zero %, 2036	13,633	12,562	15,156	13,965	13,271	12,228
FRB Ser. 06-1, Class HF,
zero %, 2032	—	—	4,890	4,497	7,443	6,845

FFCA Secured Lending Corp.
144A Ser. 00-1, Class X, IO,
1.114s, 2020	240,260	7,155	928,900	27,663	593,660	17,679

First Horizon Alternative Mortgage
Securities FRB Ser. 06-AA5,
Class A1, 6.379s, 2036	4,053,204	2,310,326	—	—	—	—

First Union National Bank-
Bank of America Commercial
Mortgage 144A Ser. 01-C1,
Class 3, IO, 1.348s, 2033	—	—	895,247	38	797,381	34

First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F,
7 1/2s, 2029	—	—	580,000	621,712	538,000	576,691
Ser. 97-C2, Class G,
7 1/2s, 2029	71,000	76,330	185,000	198,888	288,000	309,621

First Union-Lehman Brothers-
Bank of America 144A
Ser. 98-C2, Class G, 7s, 2035	—	—	—	—	703,000	738,150

GE Capital Commercial
Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO,
0.119s, 2043	8,653,832	67,642	15,338,566	119,892	14,749,466	115,288
Ser. 05-C3, Class XC, IO,
0.07s, 2045	108,721,604	523,875	194,681,060	938,071	179,693,484	865,853
Ser. 07-C1, Class XC, IO,
0.068s, 2049	23,795,832	117,428	66,521,325	328,269	52,433,725	258,750

MORTGAGE-BACKED
SECURITIES* cont.	Growth 3.7%		Balanced 4.9%		Conservative 6.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

GMAC Commercial
Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO,
1.052s, 2029	$293,354	$10,567	$—	$—	$—	$—
Ser. 05-C1, Class X1, IO,
0.38s, 2043	2,871,091	36,051	12,076,592	151,641	13,116,614	164,700

GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G,
6.974s, 2036	—	—	77,535	71,332	67,861	62,432
Ser. 06-C1, Class XC, IO,
0.071s, 2045	21,725,059	112,732	—	—	39,463,776	204,779

Government National
Mortgage Association
Ser. 06-36, Class OD, PO,
zero %, 2036	—	—	25,811	24,141	19,002	17,772
Ser. 99-31, Class MP, PO,
zero %, 2029	6,407	5,798	30,267	27,392	15,134	13,696
FRB Ser. 07-73, Class KI, IO,
zero %, 2037	—	—	1,752,852	30,401	671,491	11,646
FRB Ser. 07-73, Class KM,
zero %, 2037	—	—	175,161	151,638	67,274	58,239
FRB Ser. 07-35, Class UF,
zero %, 2037	8,705	8,340	18,129	17,369	14,934	14,308

Greenwich Capital Commercial
Funding Corp.
Ser. 07-GG9, Class A2,
5.381s, 2039	1,138,236	1,163,307	1,187,111	1,213,259	1,297,081	1,325,652
Ser. 05-GG5, Class A2,
5.117s, 2037	626,529	632,861	606,343	612,471	1,383,897	1,397,883
Ser. 05-GG5, Class XC, IO,
0.119s, 2037	11,848,047	28,907	37,739,206	92,076	37,842,686	92,329

Greenwich Capital Commercial
Funding Corp. 144A Ser. 05-GG3,
Class XC, IO, 0.425s, 2042	8,341,778	100,949	29,344,637	355,117	26,638,709	322,371

GS Mortgage
Securities Corp. II
Ser. 06-GG6, Class A2,
5.506s, 2038	767,738	772,790	894,872	900,760	—	—

GS Mortgage
Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	—	—	226,262	227,619	227,878	229,245
Ser. 03-C1, Class X1, IO,
0.849s, 2040	4,952,681	50,935	4,072,824	41,887	—	—
Ser. 04-C1, Class X1, IO,
0.74s, 2028	365,053	37	497,347	50	497,347	50
Ser. 06-GG6, Class XC, IO,
0.108s, 2038	2,999,882	6,056	30,017,726	60,600	21,688,542	43,785

IMPAC Secured Assets
Corp. FRB
Ser. 07-2, Class 1A1A,
0.36s, 2037 F	422,172	227,973	1,765,955	953,615	1,729,410	933,882

MORTGAGE-BACKED
SECURITIES* cont.	Growth 3.7%		Balanced 4.9%		Conservative 6.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

IndyMac Indx Mortgage
Loan Trust
FRB Ser. 07-AR15, Class 1A1,
5.473s, 2037	$2,007,985	$1,362,016	$—	$—	$1,332,739	$903,997
FRB Ser. 06-AR25, Class 5A1,
5.434s, 2036	795,090	476,194	—	—	362,641	217,193
FRB Ser. 06-AR3, Class 2A1A,
3.012s, 2036	1,894,532	1,037,900	1,894,532	1,037,900	1,051,676	576,150

JPMorgan Chase Commercial
Mortgage Securities Corp.
Ser. 97-C5, Class F,
7.561s, 2029	47,475	49,486	151,325	157,738	151,325	157,738
FRB Ser. 07-LD12, Class A3,
5.987s, 2051	1,355,000	1,437,478	5,191,000	5,506,975	—	—
Ser. 07-C1, Class ASB,
5.857s, 2051	1,931,000	2,013,008	338,000	352,355	1,760,000	1,834,746
Ser. 07-LD12, Class A2,
5.827s, 2051	404,000	418,536	—	—	—	—
FRB Ser. 07-LD11, Class A3,
5.818s, 2049	10,000	10,427	—	—	—	—
FRB Ser. 06-CB14, Class A3B,
5.482s, 2044	361,000	375,501	383,000	398,385	378,000	393,184
Ser. 06-CB17, Class A3,
5.45s, 2043	—	—	1,001,000	1,028,317	—	—
Ser. 06-LDP9, Class A2S,
5.298s, 2047	1,740,000	1,770,641	1,802,000	1,833,733	1,967,000	2,001,639
Ser. 06-LDP8, Class A2,
5.289s, 2045	133,456	137,608	—	—	—	—
Ser. 06-LDP8, Class X, IO,
0.565s, 2045	2,832,658	63,899	14,948,091	337,196	12,605,328	284,348
Ser. 06-CB17, Class X, IO,
0.509s, 2043	13,150,029	295,736	24,167,806	543,519	26,080,662	586,538
Ser. 06-CB16, Class X1, IO,
0.45s, 2045	3,183,546	40,359	14,728,094	186,712	12,313,354	156,100
Ser. 06-LDP9, Class X, IO,
0.446s, 2047	10,353,460	189,284	17,626,883	322,258	11,846,071	216,572
Ser. 07-LDPX, Class X, IO,
0.341s, 2049	4,762,367	61,821	20,090,034	260,793	—	—

JPMorgan Chase Commercial
Mortgage Securities Corp. 144A
Ser. 00-C9, Class G,
6 1/4s, 2032	30,747	30,800	194,191	194,525	210,374	210,735
Ser. 03-ML1A, Class X1, IO,
1.302s, 2039	592,217	12,210	—	—	—	—
Ser. 05-LDP2, Class X1, IO,
0.274s, 2042	17,302,532	266,502	42,342,987	652,188	—	—
Ser. 05-CB12, Class X1, IO,
0.175s, 2037	3,724,554	25,713	10,661,031	73,601	10,248,340	70,751
Ser. 07-CB20, Class X1, IO,
0.148s, 2051	7,016,817	67,885	39,471,179	381,868	31,966,041	309,259
Ser. 06-LDP6, Class X1, IO,
0.075s, 2043	—	—	24,439,927	88,385	17,620,701	63,724

MORTGAGE-BACKED
SECURITIES* cont.	Growth 3.7%		Balanced 4.9%		Conservative 6.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Key Commercial Mortgage
Ser. 07-SL1, Class A2,
5.536s, 2040	$1,091,000	$1,058,270	$—	$—	$—	$—
Ser. 07-SL1, Class A1,
5.273s, 2040	398,658	399,902	—	—	—	—

LB Commercial Conduit
Mortgage Trust 144A
Ser. 99-C1, Class F,
6.41s, 2031	—	—	149,428	149,773	136,004	136,318
Ser. 99-C1, Class G,
6.41s, 2031	—	—	159,961	156,870	145,590	142,777
Ser. 98-C4, Class G,
5.6s, 2035	—	—	132,000	138,864	127,000	133,604
Ser. 98-C4, Class H,
5.6s, 2035	—	—	223,000	231,046	215,000	222,758

LB-UBS Commercial
Mortgage Trust
Ser. 07-C6, Class A2,
5.845s, 2040	3,539,938	3,666,994	—	—	—	—
Ser. 07-C7, Class A2,
5.588s, 2045	1,176,000	1,207,127	660,000	677,469	944,000	968,986
Ser. 06-C7, Class A2,
5.3s, 2038	173,000	175,439	—	—	—	—
Ser. 07-C2, Class XW, IO,
0.558s, 2040	1,146,645	25,523	4,463,379	99,349	—	—

LB-UBS Commercial
Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO,
0.762s, 2037	1,039,499	16,120	4,801,636	74,463	—	—
Ser. 06-C7, Class XW, IO,
0.713s, 2038	1,752,450	44,783	9,366,038	239,344	10,069,963	257,333
Ser. 06-C7, Class XCL, IO,
0.323s, 2038	3,300,694	51,472	16,185,377	252,400	15,160,415	236,416
Ser. 05-C3, Class XCL, IO,
0.281s, 2040	4,411,209	81,453	23,655,448	436,798	21,837,741	403,234
Ser. 06-C6, Class XCL, IO,
0.247s, 2039	40,464,770	699,814	56,481,733	976,818	51,242,162	886,202
Ser. 05-C2, Class XCL, IO,
0.203s, 2040	11,047,199	86,882	22,069,355	173,567	29,268,782	230,187
Ser. 05-C5, Class XCL, IO,
0.187s, 2040	12,650,428	163,069	31,721,957	408,909	29,858,902	384,893
Ser. 07-C2, Class XCL, IO,
0.117s, 2040	9,849,313	119,823	38,355,375	466,616	—	—
Ser. 05-C7, Class XCL, IO,
0.108s, 2040	10,735,751	69,086	27,880,982	179,417	27,955,807	179,898
Ser. 06-C1, Class XCL, IO,
0.102s, 2041	9,374,883	94,126	—	—	27,297,247	274,070

Merit Securities Corp. 144A
FRB Ser. 11PA, Class 3A1,
0.868s, 2027	202,059	172,746	563,474	481,729	238,860	204,208

MORTGAGE-BACKED
SECURITIES* cont.	Growth 3.7%		Balanced 4.9%		Conservative 6.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM,
0.755s, 2022	$475,032	$451,280	$421,110	$400,054	$496,430	$471,608

Merrill Lynch Mortgage
Investors, Inc.
FRB Ser. 98-C3, Class E,
6.412s, 2030	—	—	137,000	145,376	127,000	134,764
FRB Ser. 97-C2, Class F,
6 1/4s, 2029	356,000	373,809	381,000	400,059	—	—
Ser. 96-C2, Class JS, IO,
2.287s, 2028	212,081	7,035	125,080	4,149	47,724	1,583

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3,
5.828s, 2050	219,000	228,670	981,000	1,024,316	771,000	805,044
FRB Ser. 07-C1, Class A2,
5.724s, 2050	324,436	332,791	—	—	—	—
Ser. 03-KEY1, Class B,
5.334s, 2035	—	—	—	—	1,863,000	1,920,928
Ser. 05-MCP1, Class XC, IO,
0.177s, 2043	3,524,052	38,189	11,928,093	129,260	11,473,302	124,332

Merrill Lynch Mortgage Trust
144A Ser. 04-KEY2, Class XC,
IO, 0.34s, 2039	2,210,918	43,846	6,033,244	119,649	7,140,537	141,609

Merrill Lynch/Countrywide
Commercial Mortgage Trust
FRB Ser. 07-8, Class A3,
5.965s, 2049	151,000	162,146	—	—	—	—
Ser. 06-1, Class A2,
5.439s, 2039	49,937	49,904	—	—	—	—
Ser. 07-6, Class A2,
5.331s, 2051	2,114,000	2,156,556	—	—	—	—
Ser. 2006-3, Class A2,
5.291s, 2046	554,687	559,190	—	—	—	—

Merrill Lynch/Countrywide
Commercial Mortgage Trust
144A Ser. 06-4,
Class XC, IO, 0.222s, 2049	16,641,353	201,760	48,703,770	590,485	41,653,863	505,011

Mezz Cap Commercial
Mortgage Trust 144A
Ser. 05-C3, Class X, IO,
4.372s, 2044	378,330	28,677	598,566	45,371	599,480	45,441
Ser. 07-C5, Class X, IO,
3.985s, 2049	—	—	587,211	41,281	493,585	34,699
Ser. 06-C4, Class X, IO,
3.709s, 2045	877,592	43,441	2,197,870	108,795	2,260,988	111,919

MORTGAGE-BACKED
SECURITIES* cont.	Growth 3.7%		Balanced 4.9%		Conservative 6.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Morgan Stanley Capital I
Ser. 98-CF1, Class D,
7.35s, 2032	$14,767	$14,898	$—	$—	$—	$—
FRB Ser. 07-IQ15, Class A2,
5.837s, 2049	—	—	—	—	838,000	868,443
FRB Ser. 06-T23, Class A2,
5.737s, 2041 F	1,306,000	1,314,163	1,575,000	1,584,844	1,797,000	1,808,231
Ser. 07-IQ16, Class A2,
5.623s, 2049	508,000	525,170	538,000	556,184	532,000	549,982
Ser. 07-IQ14, Class A2,
5.61s, 2049	866,169	872,530	939,668	946,568	1,023,401	1,030,916
FRB 5.597s, 2049	1,241,994	1,255,484	1,308,547	1,322,759	—	—
FRB Ser. 07-HQ12,
Class A2FL, 0.506s, 2049	570,849	528,149	601,781	556,768	—	—

Morgan Stanley Capital I 144A
Ser. 05-HQ5, Class X1, IO,
0.089s, 2042	2,658,177	14,939	7,288,168	40,960	5,736,976	32,242

Morgan Stanley ReREMIC Trust
144A FRB Ser. 10-C30A,
Class A3B, 10.236s, 2043	1,333,143	1,413,132	561,714	595,417	—	—

Mortgage Capital Funding, Inc.
Ser. 97-MC2, Class X, IO,
1.233s, 2012	433	4	120	1	—	—

PNC Mortgage Acceptance
Corp. 144A
Ser. 99-CM1, Class B3,
7.1s, 2032	—	—	—	—	164,464	164,406
Ser. 00-C1, Class J,
6 5/8s, 2033	—	—	118,000	4,720	189,000	7,560

Salomon Brothers Mortgage
Securities VII 144A Ser. 02-KEY2,
Class X1, IO, 1.939s, 2036	2,228,334	36,099	8,270,255	133,978	—	—

Structured Adjustable Rate
Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2,
6 1/4s, 2037	570,742	402,373	2,832,502	1,996,914	—	—
FRB Ser. 06-9, Class 1A1,
5.224s, 2036	955,003	577,120	407,788	246,431	—	—
FRB Ser. 05-18, Class 6A1,
2.697s, 2035	111,271	89,017	—	—	—	—

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
5.99s, 2045	1,434,024	198,075	—	—	—	—
Ser. 07-4, Class 1A4, IO,
1s, 2045	1,434,024	39,608	—	—	—	—

Vericrest Opportunity Loan
Transferee 144A Ser. 10-NPL1,
Class M, 6s, 2039	1,150,796	1,145,042	1,770,532	1,761,679	1,540,373	1,532,671

MORTGAGE-BACKED
SECURITIES* cont.	Growth 3.7%		Balanced 4.9%		Conservative 6.0%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Wachovia Bank Commercial
Mortgage Trust
FRB Ser. 07-C32, Class A2,
5.735s, 2049	$649,031	$674,531	$321,694	$334,333	$983,893	$1,022,550
Ser. 06-C27, Class A2,
5.624s, 2045	601,011	604,772	469,652	472,591	88,172	88,724
Ser. 07-C30, Class APB,
5.294s, 2043	709,000	719,107	752,000	762,720	968,000	981,799
Ser. 06-C29, Class A2,
5.275s, 2048	326,000	332,100	344,000	350,437	366,000	372,849
Ser. 07-C34, IO,
0.378s, 2046	4,696,174	70,771	10,529,825	158,684	8,677,841	130,775
Ser. 06-C29, IO,
0.376s, 2048	17,823,361	300,730	46,854,777	790,571	—	—

Wachovia Bank Commercial
Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L,
3.555s, 2018	—	—	164,000	98,400	156,000	93,600
Ser. 03-C3, Class IOI, IO,
1.088s, 2035	403,286	6,281	3,030,072	47,190	—	—
Ser. 07-C31, IO,
0.258s, 2047	9,011,222	101,556	35,090,264	395,467	27,621,503	311,294
Ser. 05-C18, Class XC, IO,
0.14s, 2042	11,143,796	97,397	19,015,398	166,195	21,956,859	191,903
Ser. 06-C27, Class XC, IO,
0.108s, 2045	3,456,348	27,858	15,989,143	128,872	13,367,464	107,742
Ser. 06-C23, Class XC, IO,
0.047s, 2045	4,352,645	17,324	28,689,175	114,183	31,491,988	125,338
Ser. 06-C26, Class XC, IO,
0.042s, 2045	17,046,257	48,923	13,578,029	38,969	8,408,979	24,134

WAMU Commercial Mortgage
Securities Trust 144A
Ser. 05-C1A, Class G,
5.72s, 2036	—	—	46,000	16,100	44,000	15,400
Ser. 07-SL2, Class A1,
5.316s, 2049	1,467,356	1,324,377	—	—	—	—

Total mortgage-backed securities
(cost $66,114,977, $66,324,326
and $64,227,661)		$68,075,319		$71,304,459		$68,895,501

COMMODITY LINKED
NOTES*	Growth 2.2%		Balanced 2.2%		Conservative 2.2%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Citigroup Funding, Inc. 144A
notes zero %, 2011 (Indexed to
the 1 Yr Dow Jones-UBS
Ex-Energy 3-Month Forward
Total Return Index)	$15,900,000	$18,940,637	$12,700,000	$15,128,685	$10,000,000	$11,912,350

UBS AG/Jersey Branch 144A
notes zero %, 2011 (Indexed to
the UBS Bloomberg CMCI
Index) (United Kingdom)	18,169,000	21,588,135	14,546,000	17,283,340	11,457,000	13,613,037

Total commodity linked notes
(cost $34,069,000, $27,246,000
and $21,457,000)		$40,528,772		$32,412,025		$25,525,387

ASSET-BACKED
SECURITIES*	Growth 1.4%		Balanced 2.2%		Conservative 1.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
0.4s, 2036	$107,000	$66,764	$475,000	$296,380	$—	$—
FRB Ser. 06-HE3, Class A2C,
0.4s, 2036	119,000	56,755	549,000	261,838	436,000	207,944

Ace Securities Corp. 144A
Ser. 03-MH1, Class M2,
6 1/2s, 2030	349,191	370,143	168,388	178,491	—	—

Asset Backed Securities
Corp. Home Equity Loan Trust
FRB Ser. 06-HE4, Class A5,
0.41s, 2036	89,226	63,542	409,191	291,402	328,489	233,931

Bay View Auto Trust Ser. 05-LJ2,
Class D, 5.27s, 2014	49,109	49,497	110,098	110,969	106,138	106,977

Bear Stearns Asset Backed
Securities, Inc. FRB Ser. 03-ABF1,
Class A, 0.62s, 2034	10,484	8,567	—	—	—	—

Bombardier Capital Mortgage
Securitization Corp.
Ser. 00-A, Class A5,
8.32s, 2030	—	—	868,420	629,605	—	—
Ser. 00-A, Class A4,
8.29s, 2030	3,259,550	2,314,280	2,365,715	1,679,658	—	—
Ser. 00-A, Class A3,
7.83s, 2030	3,917,083	2,692,995	—	—	—	—
Ser. 00-A, Class A2,
7.575s, 2030	—	—	932,227	622,261	2,454,936	1,638,670

Conseco Finance
Securitizations Corp.
Ser. 00-4, Class A6,
8.31s, 2032	—	—	725,628	551,705	—	—
Ser. 00-5, Class A7,
8.2s, 2032	—	—	1,751,150	1,462,210	—	—

ASSET-BACKED
SECURITIES* cont.	Growth 1.4%		Balanced 2.2%		Conservative 1.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Conseco Finance
Securitizations Corp.
Ser. 00-5, Class A6,
7.96s, 2032	$2,813,160	$2,419,318	$1,595,131	$1,371,813	$—	$—
Ser. 02-1, Class M1F,
7.954s, 2033	—	—	776,000	838,763	—	—
Ser. 02-2, Class M1,
7.424s, 2033	83,000	83,174	216,000	216,453	154,000	154,323
Ser. 00-6, Class A5,
7.27s, 2031	2,503,283	2,603,415	—	—	—	—
Ser. 01-1, Class A5,
6.99s, 2031	—	—	1,383,074	1,407,278	1,525,405	1,552,100
FRB Ser. 02-1, Class M1A,
2.311s, 2033	725,000	637,127	1,996,000	1,754,077	—	—

Countrywide Asset Backed
Certificates FRB Ser. 04-6,
Class 2A5, 0.64s, 2034	26,539	24,723	237,492	221,237	198,996	185,376

Credit-Based Asset Servicing and
Securitization FRB Ser. 02-CB2,
Class A2, 1.35s, 2032	23,639	20,173	—	—	—	—

Fremont Home Loan Trust FRB
Ser. 06-2, Class 2A3,
0.42s, 2036	392,000	248,495	1,688,000	1,070,052	1,342,000	850,717

GE Business Loan Trust 144A
Ser. 04-2, Class D, 3.005s, 2032	—	—	90,922	18,184	111,823	22,365

Green Tree Financial Corp.
Ser. 94-4, Class B2,
8.6s, 2019	1,123,096	578,946	504,429	260,029	—	—
Ser. 96-6, Class M1,
7.95s, 2027	2,582,000	2,607,820	1,222,000	1,234,220	1,077,000	1,087,770
Ser. 99-5, Class A5,
7.86s, 2029	1,132,076	1,035,849	3,598,109	3,292,269	1,771,366	1,620,800
Ser. 97-6, Class A9,
7.55s, 2029	49,013	53,587	—	—	91,530	100,073
Ser. 97-6, Class M1,
7.21s, 2029	293,000	248,272	688,000	582,973	—	—
Ser. 96-2, Class A4,
7.2s, 2026	36,792	36,972	—	—	—	—
Ser. 99-3, Class A8,
7.06s, 2031	—	—	532,000	512,050	—	—
Ser. 95-10, Class B1,
7.05s, 2027	311,648	308,531	—	—	—	—
Ser. 93-3, Class B,
6.85s, 2018	88,386	79,671	41,290	37,218	—	—
Ser. 98-3, Class A6,
6.76s, 2030	—	—	378,569	396,537	—	—
Ser. 99-3, Class A7,
6.74s, 2031	416,271	416,271	532,641	532,641	—	—
Ser. 99-2, Class A7,
6.44s, 2030	—	—	713,902	722,312	—	—

ASSET-BACKED
SECURITIES* cont.	Growth 1.4%		Balanced 2.2%		Conservative 1.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Green Tree Financial Corp.
Ser. 99-1, Class A6,
6.37s, 2025	$154,767	$160,183	$218,745	$226,401	$136,487	$141,264

Greenpoint Manufactured
Housing Ser. 00-3, Class IA,
8.45s, 2031	3,431,726	3,534,678	3,262,627	3,360,506	1,254,539	1,292,175

GSAA Home Equity Trust
FRB Ser. 05-11,
Class 3A4, 0 1/2s, 2035	370,781	315,164	457,375	388,769	—	—

Lehman XS Trust FRB
Ser. 07-6, Class 2A1,
0.46s, 2037	842,539	310,492	3,915,847	1,443,068	—	—

Long Beach Mortgage Loan
Trust FRB Ser. 06-4, Class 2A4,
0.51s, 2036	109,397	42,642	495,735	193,233	388,310	151,359

Madison Avenue Manufactured
Housing Contract FRB Ser. 02-A,
Class M2, 2 1/2s, 2032	507,000	476,580	—	—	—	—

Merrill Lynch Mortgage
Investors, Inc. FRB Ser. 04-HE2,
Class A1A, 0.65s, 2035	2,087	2,002	—	—	—	—

Mid-State Trust Ser. 11, Class B,
8.221s, 2038	60,093	57,384	160,406	153,174	123,972	118,382

New Century Home Equity Loan
Trust Ser. 03-5, Class AI7,
5.15s, 2033	49,702	49,852	168,886	169,397	148,092	148,540

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C,
0.41s, 2036	112,243	60,836	509,159	275,964	—	—
FRB Ser. 06-2, Class A2C,
0.4s, 2036	138,000	76,597	626,000	347,460	—	—

Oakwood Mortgage
Investors, Inc.
Ser. 00-A, Class A3,
7.945s, 2022	56,358	45,289	665,747	534,999	214,522	172,392
Ser. 95-B, Class B1,
7.55s, 2021	—	—	100,700	73,199	145,335	105,644
Ser. 01-C, Class A4,
7.405s, 2030	—	—	748,281	495,736	—	—
Ser. 01-D, Class A4,
6.93s, 2031	1,337,532	1,113,495	—	—	—	—
Ser. 98-A, Class M,
6.825s, 2028	454,000	419,621	219,000	202,417	—	—
Ser. 01-E, Class A4,
6.81s, 2031	610,624	546,890	910,887	815,813	—	—
Ser. 01-C, Class A3,
6.61s, 2021	—	—	610,403	352,508	—	—
Ser. 99-B, Class A3,
6.45s, 2017	93,619	91,571	198,115	193,781	183,400	179,388
Ser. 99-A, Class A3,
6.09s, 2029	118,711	117,494	—	—	—	—

ASSET-BACKED
SECURITIES* cont.	Growth 1.4%		Balanced 2.2%		Conservative 1.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Oakwood Mortgage
Investors, Inc.
Ser. 01-E, Class A3,
5.69s, 2031	$—	$—	$—	$—	$900,728	$749,856
Ser. 02-C, Class A1,
5.41s, 2032	735,241	715,022	1,090,704	1,060,710	—	—
Ser. 01-D, Class A2,
5.26s, 2019	768,982	549,822	795,383	568,699	—	—
Ser. 02-B, Class A2,
5.19s, 2019	—	—	—	—	759,116	695,982
Ser. 02-A, Class A2,
5.01s, 2020	144,164	131,688	—	—	72,082	65,844

Oakwood Mortgage
Investors, Inc. 144A
Ser. 01-B, Class A4,
7.21s, 2030	—	—	368,275	357,227	75,073	72,821

Residential Asset Mortgage
Products, Inc. FRB Ser. 07-RZ1,
Class A2, 0.41s, 2037	207,000	135,042	840,000	547,997	—	—

SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D,
0.46s, 2036	234,000	90,504	1,061,000	410,361	—	—

Soundview Home Equity Loan
Trust FRB Ser. 06-OPT3,
Class 2A3, 0.42s, 2036	111,000	89,883	—	—	394,000	319,043

TIAA Real Estate CDO, Ltd.
Ser. 03-1A, Class E, 8s, 2038	—	—	363,777	43,653	311,660	37,399

UCFC Mfg. Hsg. Contract
Ser. 97-4, Class A4,
6.995s, 2029	285,842	302,278	—	—	—	—

Total asset-backed securities
(cost $26,406,123, $37,688,665
and $12,772,598)		$26,459,896		$32,767,697		$12,011,135

INVESTMENT COMPANIES*	Growth 1.3%		Balanced 1.8%		Conservative 1.3%
	Shares	Value	Shares	Value	Shares	Value

BlackRock Kelso Capital Corp.	19,668	$199,237	13,009	$131,781	6,771	$68,590

Financial Select Sector
SPDR Fund	240,800	3,951,528	181,300	2,975,133	103,700	1,701,717

Harris & Harris Group, Inc. †	66,600	358,308	54,600	293,748	31,800	171,084

iShares MSCI EAFE Index Fund	15,600	937,404	—	—	11,046	663,754

iShares Russell 2000 Growth
Index Fund	—	—	4,202	400,619	4,109	391,752

iShares Russell 2000 Value
Index Fund SB SC	—	—	4,016	302,726	2,955	222,748

MCG Capital Corp.	87,611	569,472	58,824	382,356	29,136	189,384

NGP Capital Resources Co.	30,726	296,199	20,628	198,854	10,324	99,523

SPDR S&P 500 ETF Trust SG SB SC	135,689	17,980,149	168,298	22,301,168	83,931	11,121,697

Total investment companies
(cost $22,044,306, $23,902,948
and $11,937,233)		$24,292,297		$26,986,385		$14,630,249

FOREIGN GOVERNMENT BONDS
AND NOTES*	Growth 0.7%		Balanced 1.0%		Conservative 1.3%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Argentina (Republic of) sr.
unsec. bonds Ser. VII,
7s, 2013	$850,000	$865,300	$880,000	$895,840	$965,000	$982,370

Argentina (Republic of)
sr. unsec. unsub. bonds
7s, 2015	4,555,000	4,288,533	4,945,000	4,655,718	5,575,000	5,248,863

Argentina (Republic of)
sr. unsec. unsub. bonds
FRB 0.467s, 2012	8,160,000	1,978,800	8,525,000	2,067,313	9,140,000	2,216,450

Brazil (Federal Republic of)
notes (units) 10s, 2012	BRL4,130	2,555,516	5,525	3,418,698	4,838	2,993,604

Ukraine (Government of )
Financing of Infrastructural
Projects State Enterprise 144A
govt. guaranty notes
8 3/8s, 2017	$150,000	157,500	$175,000	183,750	$200,000	210,000

Ukraine (Government of) 144A
bonds 7 3/4s, 2020	450,000	464,063	525,000	541,406	600,000	618,750

Ukraine (Government of) 144A
sr. unsec. unsub. notes
7.65s, 2013	2,200,000	2,321,000	2,200,000	2,321,000	2,300,000	2,426,500

Total foreign government bonds and notes
(cost $12,504,075, $13,945,630
and $14,505,411)		$12,630,712		$14,083,725		$14,696,537

SENIOR LOANS* [c]
	Growth 0.3%		Balanced 0.5%		Conservative 0.4%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

AGFS Funding Co. bank term
loan FRN 7 1/4s, 2015	$155,000	$155,073	$155,000	$155,073	$115,000	$115,054

Ardent Health Systems bank
term loan FRN Ser. B,
6 1/2s, 2015	292,050	293,023	301,950	302,956	217,800	218,526

Avaya, Inc. bank term loan
FRN Ser. B3, 4.811s, 2017	89,585	87,345	89,585	87,345	69,677	67,935

Axcan Intermediate Holdings,
Inc. bank term loan FRN Ser. B,
5 1/2s, 2017	99,750	99,470	99,750	99,470	79,800	79,576

Burlington Coat Factory
Warehouse Corp. bank term loan
FRN Ser. B, 6 1/4s, 2017	75,000	73,957	75,000	73,957	60,000	59,166

Caesars Entertainment Operating
Co, Inc. bank term loan FRN
Ser. B2, 3.303s, 2015	135,000	124,854	229,243	212,014	191,981	177,553

Carestream Health, Inc.
bank term loan FRN Ser. B,
5s, 2017	215,000	210,196	215,000	210,196	175,000	171,090

CCM Merger, Inc. bank term loan
FRN Ser. B, 7s, 2017	385,000	389,572	385,000	389,572	310,000	313,681

SENIOR LOANS* [c] cont.
	Growth 0.3%		Balanced 0.5%		Conservative 0.4%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Cedar Fair LP bank term loan
FRN 4s, 2017	$112,961	$113,384	$112,961	$113,384	$88,626	$88,958

Cengage Learning Acquisitions,
Inc. bank term loan FRN Ser.
B3, 3.761s, 2014	829,575	696,843	849,319	713,428	731,145	614,161

Cengage Learning Acquisitions,
Inc. bank term loan FRN Ser. B,
2.55s, 2014	83,486	79,928	78,575	75,226	54,020	51,718

Claire’s Stores, Inc. bank term
loan FRN 3.026s, 2014	213,011	203,041	217,108	206,946	151,566	144,472

CNO Financial Group, Inc. bank
term loan FRN 7 1/2s, 2016	104,000	104,780	99,667	100,414	86,667	87,317

Del Monte Foods Co. bank term
loan FRN Ser. B, 4 1/2s, 2018	170,000	170,027	170,000	170,027	135,000	135,021

Dex Media West, LLC bank term
loan FRN Ser. A, 7s, 2014	141,316	125,212	189,364	167,784	—	—

Fifth Third Processing Solutions,
Inc. bank term loan FRN
8 1/4s, 2017	65,000	65,894	65,000	65,894	50,000	50,688

First Data Corp. bank term loan
FRN Ser. B3, 3.002s, 2014	660,216	631,699	763,229	730,262	—	—

Goodman Global, Inc. bank term
loan FRN 9s, 2017	100,000	102,688	100,000	102,688	75,000	77,016

Goodman Global, Inc. bank term
loan FRN 5 3/4s, 2016	213,563	214,496	213,563	214,496	168,863	169,601

Grifols SA bank term loan FRN
Ser. B, 6s, 2016 (Spain)	145,000	145,906	145,000	145,906	115,000	115,719

Health Management Associates,
Inc. bank term loan FRN
2.053s, 2014	—	—	56,821	55,954	52,639	51,836

IASIS Healthcare, LLC bank term
loan FRN 7.62s, 2014	—	—	7,863	7,789	7,288	7,219

IASIS Healthcare, LLC bank term
loan FRN Ser. B, 2.262s, 2014	—	—	82,846	82,069	76,784	76,064

IASIS Healthcare, LLC bank term
loan FRN Ser. DD, 2.262s, 2014	—	—	28,676	28,407	26,578	26,328

Ineos Holdings, Ltd. bank term
loan FRN Ser. B2, 7.501s, 2013
(United Kingdom)	173,049	177,862	173,001	177,813	135,756	139,532

Ineos Holdings, Ltd. bank term
loan FRN Ser. C2, 8.001s, 2014
(United Kingdom)	173,448	178,272	173,547	178,374	136,719	140,522

Intelsat Jackson Holdings SA
bank term loan FRN 3.303s, 2014
(Luxembourg)	400,000	391,750	540,000	528,863	460,000	450,513

MEG Energy Corp. bank term
loan FRN Ser. B, 4s, 2018
(Canada)	170,000	170,935	170,000	170,935	140,000	140,770

National Bedding Co., LLC
bank term loan FRN Ser. B,
3.818s, 2013	—	—	42,301	42,142	39,112	38,965

SENIOR LOANS* [c] cont.
	Growth 0.3%		Balanced 0.5%		Conservative 0.4%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Polypore, Inc. bank term loan
FRN Ser. B, 2.27s, 2014	$—	$—	$116,253	$114,509	$107,746	$106,130

Realogy Corp. bank term loan
FRN Ser. A, 13 1/2s, 2017	390,000	422,175	390,000	422,175	315,000	340,988

Revlon Consumer Products bank
term loan FRN 6.001s, 2015	213,388	213,921	213,388	213,921	153,450	153,834

Six Flags Theme Parks bank term
loan FRN Ser. B, 5 1/4s, 2016	478,929	481,563	483,766	486,427	362,825	364,820

Smurfit-Stone Container
Enterprises, Inc. bank term loan
FRN 6 3/4s, 2016	96,828	97,009	96,828	97,009	67,772	67,899

Texas Competitive Electric
Holdings Co., LLC bank term loan
FRN Ser. B2, 3.786s, 2014	—	—	118,992	100,145	110,286	92,817

Univision Communications, Inc.
bank term loan FRN
4.512s, 2017	—	—	120,292	116,984	111,490	108,424

West Corp. bank term loan FRN
Ser. B2, 2.743s, 2013	—	—	24,755	24,612	22,944	22,811

West Corp. bank term loan FRN
Ser. B5, 4.618s, 2016	—	—	60,208	60,258	55,802	55,849

Total senior loans
(cost $6,156,483, $7,158,412
and $5,022,563)		$6,220,875		$7,245,424		$5,122,573

PURCHASED OPTIONS
OUTSTANDING*		Growth 0.2%		Balanced 0.3%		Conservative 0.4%
	Expiration date/	Contract		Contract		Contract
	strike price	amount	Value	amount	Value	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank,
N.A. for the right to pay a fixed
rate of 4.04% versus the three
month USD-LIBOR-BBA
maturing September 11, 2025.	Sep-15/4.04	$15,352,800	$1,617,411	$21,562,300	$2,271,579	$20,461,100	$2,155,569

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 4.04% versus the three month
USD-LIBOR-BBA maturing
September 11, 2025.	Sep-15/4.04	15,352,800	529,271	21,562,300	743,336	20,461,100	705,374

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 4.375% versus the three month
USD-LIBOR-BBA maturing
August 10, 2045.	Aug-15/4.375	1,200,900	185,011	2,918,500	449,624	2,523,300	388,740

PURCHASED OPTIONS
OUTSTANDING* cont.		Growth 0.2%		Balanced 0.3%		Conservative 0.4%
	Expiration date/	Contract		Contract		Contract
	strike price	amount	Value	amount	Value	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 4.375% versus the three month
USD-LIBOR-BBA maturing
August 10, 2045.	Aug-15/4.375	$1,200,900	$90,860	$2,918,500	$220,814	$2,523,300	$190,913

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	Aug-15/4.46	1,200,900	176,076	2,918,500	427,910	2,523,300	369,966

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	Aug-15/4.46	1,200,900	96,336	2,918,500	234,122	2,523,300	202,419

Option on an interest rate swap
with Barclay’s Bank PLC for the right
to pay a fixed rate of 3.96% versus
the three month USD-LIBOR-BBA maturing
June 3, 2021.	Jun-11/3.96	42,694,100	228,413	28,042,400	150,027	29,984,100	160,415

Option on an interest rate swap
with JPMorgan Chase Bank, N.A. for the
right to receive a fixed rate of 3.59%
versus the three month USD-LIBOR-BBA
maturing April 28, 2021.	Apr-11/3.59	22,470,572	219,088	14,759,170	143,902	15,781,082	153,866

Option on an interest rate swap
with Credit Suisse International for
the right to pay a fixed rate
of 1.70175% versus the six month
CHF-LIBOR-BBA maturing
January 23, 2014.	Jan-12/1.70175 CHF	13,400,000	51,658	14,050,000	54,164	15,370,000	59,252

Option on an interest rate swap
with UBS AG for the right to pay a
fixed rate of 1.722% versus the six
month CHF-LIBOR-BBA maturing
January 23, 2014.	Jan-12/1.722 CHF	13,400,000	49,953	14,050,000	52,376	15,370,000	57,297

Option on an interest rate swap
with Credit Suisse International for
the right to pay a fixed rate
of 1.578% versus the six month
CHF-LIBOR-BBA maturing
December 24, 2013.	Dec-11/1.578 CHF	13,400,000	51,149	14,050,000	53,630	15,370,000	58,669

Option on an interest rate swap
with Credit Suisse International for
the right to pay a fixed rate
of 1.602% versus the six month
CHF-LIBOR-BBA maturing
December 22, 2013.	Dec-11/1.602 CHF	13,400,000	48,381	14,050,000	50,728	15,370,000	55,494

Total purchased options outstanding
(cost $3,462,734, $4,698,395
and $4,440,496)			$3,343,607		$4,852,212		$4,557,974

CONVERTIBLE BONDS
AND NOTES*	Growth 0.1%		Balanced 0.1%		Conservative 0.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Advanced Micro
Devices, Inc. cv. sr. unsec.
notes 6s, 2015	$188,000	$193,875	$191,000	$196,969	$131,000	$135,094

Alliant Techsystems, Inc. cv.
company guaranty sr. sub.
notes 3s, 2024	185,000	205,350	180,000	199,800	145,000	160,950

Altra Holdings, Inc. 144A cv.
company guaranty sr. unsec.
notes 2 3/4s, 2031	58,000	63,655	58,000	63,655	47,000	51,583

Digital Realty Trust LP
144A cv. sr. unsec. notes 5 1/2s,
2029 R	80,000	115,450	80,000	115,450	65,000	93,803

Ford Motor Co. cv. sr. unsec.
notes 4 1/4s, 2016	49,000	88,879	39,000	70,741	24,000	43,533

General Growth Properties, Inc.
144A cv. escrow funding bond
zero %, 2027 F R	660,000	825	740,000	925	515,000	644

Meritor, Inc. cv. company
guaranty sr. unsec. notes
4s, 2027	270,000	266,288	270,000	266,288	215,000	212,044

Steel Dynamics, Inc. cv. sr.
notes 5 1/8s, 2014	134,000	171,185	135,000	172,463	107,000	136,693

Trinity Industries, Inc. cv. unsec.
sub. notes 3 7/8s, 2036	215,000	234,350	220,000	239,800	175,000	190,750

Total convertible bonds and notes
(cost $1,196,082, $1,202,692
and $933,466)		$1,339,857		$1,326,091		$1,025,094

PREFERRED STOCKS*	Growth 0.1%		Balanced 0.1%		Conservative 0.1%
	Shares	Value	Shares	Value	Shares	Value

Ally Financial, Inc. 144A Ser. G,
7.00% cum. pfd.	726	$675,543	754	$701,597	519	$482,930

GMAC Capital Trust I Ser. 2, $2.031
cum. pfd.	9,600	244,800	9,600	244,800	7,800	198,900

Total preferred stocks
(cost $767,570, $718,791
and $537,557)		$920,343		$946,397		$681,830

CONVERTIBLE PREFERRED STOCKS*	Growth —%		Balanced —%		Conservative —%
	Shares	Value	Shares	Value	Shares	Value

Apache Corp. Ser. D, $3.00
cv. pfd. SB SC	4,097	$289,658	4,068	$287,608	3,090	$218,463

Entertainment Properties Trust
Ser. C, $1.438 cum. cv. pfd.	7,578	152,010	7,508	150,606	5,720	114,740

General Motors Co. Ser. B,
$2.375 cv. pfd.	5,637	271,633	5,621	270,862	4,439	213,904

Lehman Brothers Holdings, Inc.
Ser. P, 7.25% cv. pfd. (In default) †	684	376	912	502	—	—

Total convertible preferred stocks
(cost $1,269,930, $1,481,307 and
$480,997)		$713,677		$709,578		$547,107

MUNICIPAL BONDS
AND NOTES*	Growth —%		Balanced —%		Conservative —%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

IL State G.O. Bonds
4.421s, 1/1/15	$50,000	$49,880	$105,000	$104,747	$135,000	$134,675
4.071s, 1/1/14	150,000	150,189	315,000	315,397	400,000	400,504

Total municipal bonds and notes
(cost $200,000, $420,000
and $535,000)		$200,069		$420,144		$535,179

WARRANTS* †			Growth —%		Balanced —%		Conservative —%
	Expiration	Strike
	date	price	Warrants	Value	Warrants	Value	Warrants	Value

Aventine Renewable
Energy Holdings, Inc. F	3/15/15	$40.94	431	$—	376	$—	202	$—

Charter Communications,
Inc. Class A	11/30/14	46.86	62	729	37	435	12	141

Tower Semiconductor, Ltd.
144A (Israel) F	6/30/15	0.01	49,174	11,802	50,760	12,182	34,898	8,376

Total warrants
(cost $219,087, $192,669 and
$105,039)				$12,531		$12,617		$8,517

SHORT-TERM INVESTMENTS*	Growth 25.3%		Balanced 27.2%		Conservative 34.9%
	Principal		Principal		Principal
	amount/		amount/		amount/
	shares	Value	shares	Value	shares	Value

U.S. Treasury Bills for effective
yields from 0.20% to 0.27%,
June 2, 2011 # ##	$41,891,000	$41,871,563	$50,050,000	$50,026,777	$—	$—

U.S. Treasury Bills for effective
yields from 0.24% to 0.26%,
October 20, 2011 # ##	34,068,000	34,029,571	26,597,000	26,566,999	33,573,000	33,535,130

U.S. Treasury Bills for effective
yields from 0.19% to 0.20%,
August 25, 2011 # ##	—	—	—	—	18,752,000	18,733,529

U.S. Treasury Bills for effective
yields from 0.22% to 0.24%,
July 28, 2011 # ##	14,613,000	14,600,813	11,857,000	11,847,111	8,078,000	8,071,263

U.S. Treasury Bills for effective
yields from 0.04% to 0.06%,
April 7, 2011	—	—	—	—	80,000,000	79,999,363

Putnam Cash Collateral
Pool, LLC 0.19% [d]	31,941,860	31,941,860	16,306,566	16,306,566	16,134,077	16,134,077

Putnam Money Market
Liquidity Fund 0.13% [e]	342,061,220	342,061,220	293,566,998	293,566,998	241,227,778	241,227,778

Total short-term investments
(cost $464,500,103, $398,312,121
and $397,695,231)		$464,505,027		$398,314,451	$397,701,140

TOTAL INVESTMENTS

Total investments (cost $1,816,760,524,
$1,599,860,474 and $1,399,117,681)	$2,033,714,037		$1,758,073,509		$1,516,932,314

Key to holding’s currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

Key to holding’s abbreviations
ADR	American Depository Receipts
ADS	American Depository Shares
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNC	Medium Term Notes Class C
MTNI	Medium Term Notes Class I
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
RSP	Risparmio Shares
SDR	Swedish Depository Receipts
SPDR	S&P 500 Index Depository Receipts
TBA	To Be Announced Commitments

Notes to the funds’ portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of the funds’ reporting period, which ran from October 1, 2010 through March 31, 2011 (the reporting period).

* Percentages indicated are based on net assets as follows:

Growth portfolio	$1,838,138,460
Balanced portfolio	1,464,541,935
Conservative portfolio	1,139,345,792

† Non-income-producing security.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts, for one or more of the funds, at the close of the reporting period.

## These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts, for one or more of the funds, at the close of the reporting period.

∆ Forward commitments, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs (Note 1).

i Security purchased with cash or security received, that was pledged to one or more of the funds for collateral on certain derivatives contracts (Note 1).

R Real Estate Investment Trust.

SG Securities on loan, in part or in entirety, at the close of the reporting period (Growth portfolio).

SB Securities on loan, in part or in entirety, at the close of the reporting period (Balanced portfolio).

SC Securities on loan, in part or in entirety, at the close of the reporting period (Conservative portfolio).

At the close of the reporting period, the funds maintained liquid assets totaling $368,720,415, $638,553,678 and $743,762,997 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, ADS, SDR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of
Portfolio Value):

Growth Portfolio

United States	77.9%	Russia	0.9%

United Kingdom	3.9	Switzerland	0.7

Japan	2.9	South Korea	0.7

China	1.5	Netherlands	0.7

France	1.4	Germany	0.5

Brazil	1.3	Taiwan	0.5

Italy	1.2	Canada	0.5

Australia	1.0	Other	4.4

		Total	100.0%

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of
Portfolio Value):

Balanced Portfolio

United States	86.0%	Canada	0.5%

United Kingdom	3.0	Switzerland	0.5

Japan	1.9	Netherlands	0.5

France	1.0	Other	5.2

Australia	0.7	Total	100.0%

Italy	0.7

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of
Portfolio Value):

Conservative Portfolio

United States	88.3%	Canada	0.5%

United Kingdom	2.6	Germany	0.5

Japan	1.4	Russia	0.5

France	0.8	Other	4.2

Australia	0.6	Total	100.0%

Argentina	0.6

Growth Portfolio

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $855,381,235) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Buy	4/20/11	$4,615,230	$4,597,364	$17,866

	Brazilian Real	Buy	4/20/11	1,860,417	1,833,855	26,562

	British Pound	Sell	4/20/11	12,639,869	12,711,013	71,144

	Canadian Dollar	Sell	4/20/11	3,725,971	3,699,773	(26,198)

	Chilean Peso	Sell	4/20/11	977,688	983,779	6,091

	Czech Koruna	Sell	4/20/11	1,958,629	1,955,510	(3,119)

	Euro	Sell	4/20/11	196,476	190,575	(5,901)

	Japanese Yen	Sell	4/20/11	12,067,382	12,272,025	204,643

	Mexican Peso	Buy	4/20/11	371,520	364,478	7,042

	Norwegian Krone	Buy	4/20/11	5,069,339	5,018,282	51,057

	Singapore Dollar	Buy	4/20/11	5,271,837	5,213,428	58,409

	South African Rand	Buy	4/20/11	41,479	40,885	594

	South Korean Won	Buy	4/20/11	3,252,386	3,199,490	52,896

	Swedish Krona	Buy	4/20/11	1,572,739	1,565,984	6,755

	Swiss Franc	Sell	4/20/11	6,707,318	6,782,127	74,809

	Taiwan Dollar	Sell	4/20/11	156,980	156,629	(351)

	Turkish Lira	Sell	4/20/11	411,648	390,943	(20,705)

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $855,381,235) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC

	Australian Dollar	Sell	4/20/11	$2,819,206	$2,669,431	$(149,775)

	Brazilian Real	Buy	4/20/11	3,357,147	3,294,859	62,288

	British Pound	Sell	4/20/11	15,996,730	16,185,805	189,075

	Canadian Dollar	Sell	4/20/11	5,276,894	5,242,686	(34,208)

	Chilean Peso	Buy	4/20/11	295,052	297,141	(2,089)

	Czech Koruna	Sell	4/20/11	1,891,590	1,884,674	(6,916)

	Euro	Buy	4/20/11	17,611,417	17,289,196	322,221

	Hungarian Forint	Buy	4/20/11	5,226,204	5,180,854	45,350

	Indian Rupee	Sell	4/20/11	4,114,400	4,042,539	(71,861)

	Japanese Yen	Sell	4/20/11	13,433,381	13,582,770	149,389

	Mexican Peso	Sell	4/20/11	381,589	379,301	(2,288)

	New Zealand Dollar	Sell	4/20/11	978,358	944,314	(34,044)

	Norwegian Krone	Buy	4/20/11	8,376,966	8,335,162	41,804

	Philippines Peso	Buy	4/20/11	1,735,276	1,741,664	(6,388)

	Polish Zloty	Sell	4/20/11	1,292,727	1,293,185	458

	Singapore Dollar	Buy	4/20/11	6,648,830	6,605,848	42,982

	South Korean Won	Buy	4/20/11	3,986,720	3,902,793	83,927

	Swedish Krona	Sell	4/20/11	8,317,968	8,301,075	(16,893)

	Swiss Franc	Sell	4/20/11	6,233,861	6,316,084	82,223

	Taiwan Dollar	Sell	4/20/11	690,252	687,893	(2,359)

	Thai Baht	Buy	4/20/11	1,708,148	1,697,264	10,884

	Turkish Lira	Sell	4/20/11	661,700	635,771	(25,929)

Citibank, N.A.

	Australian Dollar	Sell	4/20/11	514,435	502,774	(11,661)

	Brazilian Real	Sell	4/20/11	474,424	467,693	(6,731)

	British Pound	Sell	4/20/11	4,481,757	4,503,583	21,826

	Canadian Dollar	Buy	4/20/11	2,312,298	2,297,176	15,122

	Chilean Peso	Buy	4/20/11	575,549	579,355	(3,806)

	Czech Koruna	Buy	4/20/11	1,194,122	1,186,713	7,409

	Danish Krone	Buy	4/20/11	1,598,180	1,569,453	28,727

	Euro	Buy	4/20/11	20,317,360	19,911,485	405,875

	Hong Kong Dollar	Sell	4/20/11	1,253,302	1,251,891	(1,411)

	Hungarian Forint	Buy	4/20/11	983,442	984,376	(934)

	Japanese Yen	Sell	4/20/11	6,568,821	6,650,845	82,024

	Mexican Peso	Buy	4/20/11	3,407,496	3,372,337	35,159

	New Zealand Dollar	Sell	4/20/11	518,309	499,919	(18,390)

	Norwegian Krone	Sell	4/20/11	126,412	125,199	(1,213)

	Polish Zloty	Sell	4/20/11	1,757,467	1,751,112	(6,355)

	Singapore Dollar	Buy	4/20/11	1,577,990	1,557,810	20,180

	South African Rand	Buy	4/20/11	3,543,794	3,483,277	60,517

	South Korean Won	Buy	4/20/11	1,489,025	1,462,893	26,132

	Swedish Krona	Buy	4/20/11	5,220,755	5,203,732	17,023

	Swiss Franc	Buy	4/20/11	5,453,059	5,373,059	80,000

	Taiwan Dollar	Buy	4/20/11	1,818,492	1,811,355	7,137

	Turkish Lira	Buy	4/20/11	610,074	586,248	23,826

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $855,381,235) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG

	Australian Dollar	Sell	4/20/11	$478,540	$462,410	$(16,130)

	Brazilian Real	Buy	4/20/11	2,239,137	2,198,124	41,013

	British Pound	Sell	4/20/11	2,751,765	2,739,140	(12,625)

	Canadian Dollar	Sell	4/20/11	4,869,891	4,838,663	(31,228)

	Czech Koruna	Sell	4/20/11	29,115	29,093	(22)

	Euro	Buy	4/20/11	1,266,730	1,326,384	(59,654)

	Indian Rupee	Sell	4/20/11	628,356	620,837	(7,519)

	Japanese Yen	Sell	4/20/11	20,412,850	20,754,065	341,215

	Malaysian Ringgit	Buy	4/20/11	2,745,938	2,747,203	(1,265)

	Mexican Peso	Buy	4/20/11	1,993,651	1,989,507	4,144

	Norwegian Krone	Buy	4/20/11	5,637,470	5,611,353	26,117

	Polish Zloty	Sell	4/20/11	2,770,420	2,769,143	(1,277)

	South African Rand	Buy	4/20/11	1,615,847	1,592,479	23,368

	South Korean Won	Buy	4/20/11	5,055,459	4,992,616	62,843

	Swedish Krona	Sell	4/20/11	8,282,486	8,264,809	(17,677)

	Swiss Franc	Sell	4/20/11	7,325,171	7,391,348	66,177

	Taiwan Dollar	Sell	4/20/11	889,223	886,184	(3,039)

	Turkish Lira	Buy	4/20/11	1,743,190	1,677,173	66,017

Deutsche Bank AG

	Australian Dollar	Buy	4/20/11	3,580,773	3,498,348	82,425

	Brazilian Real	Sell	4/20/11	193,791	188,078	(5,713)

	British Pound	Sell	4/20/11	7,125,257	7,171,343	46,086

	Canadian Dollar	Buy	4/20/11	4,705,811	4,673,670	32,141

	Chilean Peso	Buy	4/20/11	183,238	184,225	(987)

	Czech Koruna	Sell	4/20/11	645,586	640,397	(5,189)

	Euro	Buy	4/20/11	2,571,079	2,509,792	61,287

	Hungarian Forint	Buy	4/20/11	3,031,415	3,012,526	18,889

	Malaysian Ringgit	Buy	4/20/11	2,711,801	2,711,351	450

	Mexican Peso	Buy	4/20/11	828,117	818,792	9,325

	New Zealand Dollar	Sell	4/20/11	871,829	841,297	(30,532)

	Norwegian Krone	Buy	4/20/11	5,073,395	5,051,358	22,037

	Philippines Peso	Buy	4/20/11	1,729,353	1,734,517	(5,164)

	Polish Zloty	Sell	4/20/11	3,373,657	3,341,901	(31,756)

	Singapore Dollar	Buy	4/20/11	3,847,728	3,811,432	36,296

	South Korean Won	Buy	4/20/11	2,949,244	2,899,379	49,865

	Swedish Krona	Sell	4/20/11	3,516,921	3,498,722	(18,199)

	Swiss Franc	Sell	4/20/11	3,474,643	3,535,825	61,182

	Taiwan Dollar	Sell	4/20/11	4,106	4,098	(8)

	Turkish Lira	Buy	4/20/11	993,616	968,845	24,771

Goldman Sachs International

	Australian Dollar	Buy	4/20/11	5,155,216	5,075,630	79,586

	British Pound	Sell	4/20/11	4,195,353	4,262,458	67,105

	Canadian Dollar	Sell	4/20/11	2,009,110	1,995,817	(13,293)

	Chilean Peso	Buy	4/20/11	368,386	370,759	(2,373)

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $855,381,235) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International cont.

	Euro	Buy	4/20/11	$924,742	$897,062	$27,680

	Hungarian Forint	Buy	4/20/11	3,111,730	3,109,401	2,329

	Japanese Yen	Buy	4/20/11	3,655,432	3,717,650	(62,218)

	Norwegian Krone	Buy	4/20/11	2,403,460	2,377,165	26,295

	Polish Zloty	Sell	4/20/11	526,983	527,179	196

	South African Rand	Buy	4/20/11	34,558	33,768	790

	Swedish Krona	Sell	4/20/11	3,363,081	3,357,399	(5,682)

	Swiss Franc	Sell	4/20/11	3,945,154	3,886,607	(58,547)

HSBC Bank USA, National Association

	Australian Dollar	Buy	4/20/11	7,202,708	7,040,426	162,282

	British Pound	Sell	4/20/11	3,429,345	3,484,208	54,863

	Euro	Buy	4/20/11	7,136,303	7,128,472	7,831

	Hong Kong Dollar	Sell	4/20/11	3,242,751	3,237,707	(5,044)

	Indian Rupee	Sell	4/20/11	628,360	619,200	(9,160)

	Japanese Yen	Sell	4/20/11	8,767,404	8,916,740	149,336

	New Zealand Dollar	Sell	4/20/11	1,623,251	1,566,085	(57,166)

	Norwegian Krone	Buy	4/20/11	1,027,139	1,016,630	10,509

	Philippines Peso	Buy	4/20/11	1,729,353	1,732,517	(3,164)

	Singapore Dollar	Buy	4/20/11	8,142,027	8,078,908	63,119

	South Korean Won	Buy	4/20/11	1,934,032	1,924,310	9,722

	Swiss Franc	Sell	4/20/11	1,526,132	1,503,144	(22,988)

	Taiwan Dollar	Sell	4/20/11	473,961	474,109	148

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	4/20/11	5,468,864	5,403,469	65,395

	Brazilian Real	Buy	4/20/11	952,270	936,137	16,133

	British Pound	Sell	4/20/11	6,489,159	6,504,343	15,184

	Canadian Dollar	Sell	4/20/11	3,708,221	3,683,555	(24,666)

	Chilean Peso	Sell	4/20/11	525,656	521,515	(4,141)

	Czech Koruna	Buy	4/20/11	252,227	249,396	2,831

	Euro	Buy	4/20/11	12,805,425	12,521,531	283,894

	Hong Kong Dollar	Sell	4/20/11	1,076,006	1,074,822	(1,184)

	Hungarian Forint	Buy	4/20/11	107,039	103,046	3,993

	Japanese Yen	Sell	4/20/11	3,656,421	3,684,006	27,585

	Malaysian Ringgit	Buy	4/20/11	2,383,458	2,385,738	(2,280)

	Mexican Peso	Buy	4/20/11	1,928,578	1,893,382	35,196

	New Zealand Dollar	Sell	4/20/11	1,058,808	1,021,471	(37,337)

	Norwegian Krone	Buy	4/20/11	975,684	966,108	9,576

	Polish Zloty	Sell	4/20/11	297,376	296,394	(982)

	Singapore Dollar	Buy	4/20/11	1,041,549	1,003,220	38,329

	South African Rand	Buy	4/20/11	3,400,176	3,342,388	57,788

	South Korean Won	Buy	4/20/11	312,897	308,914	3,983

	Swedish Krona	Sell	4/20/11	9,867,946	9,813,686	(54,260)

	Swiss Franc	Sell	4/20/11	2,073,915	2,082,193	8,278

	Taiwan Dollar	Buy	4/20/11	1,168,462	1,176,305	(7,843)

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $855,381,235) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	Thai Baht	Buy	4/20/11	$1,732,666	$1,721,145	$11,521

	Turkish Lira	Sell	4/20/11	1,061,072	1,018,987	(42,085)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	4/20/11	4,179,620	4,118,601	61,019

	Brazilian Real	Buy	4/20/11	3,012,651	2,996,106	16,545

	British Pound	Sell	4/20/11	12,341,739	12,418,447	76,708

	Canadian Dollar	Sell	4/20/11	5,725,484	5,688,178	(37,306)

	Chilean Peso	Sell	4/20/11	53,998	54,300	302

	Czech Koruna	Sell	4/20/11	855,226	854,560	(666)

	Euro	Buy	4/20/11	12,688,732	12,543,633	145,099

	Hungarian Forint	Buy	4/20/11	3,789,571	3,784,233	5,338

	Indian Rupee	Sell	4/20/11	3,317,847	3,273,088	(44,759)

	Japanese Yen	Sell	4/20/11	13,367,546	13,467,528	99,982

	Malaysian Ringgit	Buy	4/20/11	2,746,004	2,748,176	(2,172)

	Mexican Peso	Buy	4/20/11	4,049,487	4,012,625	36,862

	New Zealand Dollar	Sell	4/20/11	2,136,374	2,100,855	(35,519)

	Norwegian Krone	Buy	4/20/11	4,456,851	4,397,405	59,446

	Polish Zloty	Buy	4/20/11	306,530	305,968	562

	Singapore Dollar	Buy	4/20/11	3,228,636	3,196,475	32,161

	South African Rand	Buy	4/20/11	2,686,837	2,635,657	51,180

	South Korean Won	Buy	4/20/11	4,129,008	4,051,727	77,281

	Swedish Krona	Sell	4/20/11	204,866	199,028	(5,838)

	Swiss Franc	Sell	4/20/11	9,920,567	9,948,729	28,162

	Taiwan Dollar	Sell	4/20/11	657,211	656,635	(576)

	Turkish Lira	Buy	4/20/11	576,863	576,573	290

State Street Bank and Trust Co.

	Australian Dollar	Buy	4/20/11	3,990,935	3,937,944	52,991

	Brazilian Real	Buy	4/20/11	3,916,702	3,841,770	74,932

	British Pound	Sell	4/20/11	9,381,636	9,412,469	30,833

	Canadian Dollar	Sell	4/20/11	4,186,841	4,159,971	(26,870)

	Euro	Buy	4/20/11	10,235,482	9,988,715	246,767

	Hungarian Forint	Buy	4/20/11	3,102,543	3,069,431	33,112

	Japanese Yen	Sell	4/20/11	4,958,035	5,040,388	82,353

	Malaysian Ringgit	Buy	4/20/11	2,812,925	2,816,360	(3,435)

	Mexican Peso	Buy	4/20/11	2,013,965	1,977,274	36,691

	Norwegian Krone	Buy	4/20/11	13,045,940	12,947,586	98,354

	Philippines Peso	Buy	4/20/11	1,729,353	1,737,808	(8,455)

	Polish Zloty	Buy	4/20/11	2,313,600	2,289,898	23,702

	Singapore Dollar	Buy	4/20/11	2,414,576	2,391,675	22,901

	South African Rand	Buy	4/20/11	2,068,245	2,038,352	29,893

	Swedish Krona	Sell	4/20/11	3,171,967	3,160,765	(11,202)

	Swiss Franc	Sell	4/20/11	6,919,054	6,991,325	72,271

	Taiwan Dollar	Buy	4/20/11	1,377,013	1,370,588	6,425

	Thai Baht	Buy	4/20/11	1,732,666	1,722,276	10,390

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $855,381,235) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG

	Australian Dollar	Buy	4/20/11	$15,894,846	$15,672,170	$222,676

	Brazilian Real	Buy	4/20/11	4,107,132	4,082,797	24,335

	British Pound	Sell	4/20/11	4,820,527	4,898,469	77,942

	Canadian Dollar	Sell	4/20/11	8,923,404	8,891,300	(32,104)

	Czech Koruna	Sell	4/20/11	938,480	936,864	(1,616)

	Euro	Buy	4/20/11	12,422,411	12,270,605	151,806

	Hungarian Forint	Buy	4/20/11	3,290,359	3,277,627	12,732

	Indian Rupee	Sell	4/20/11	3,410,021	3,362,928	(47,093)

	Japanese Yen	Sell	4/20/11	20,602,434	20,949,640	347,206

	Mexican Peso	Buy	4/20/11	3,836,246	3,799,566	36,680

	New Zealand Dollar	Sell	4/20/11	2,083,071	2,049,403	(33,668)

	Norwegian Krone	Buy	4/20/11	3,043,559	3,051,061	(7,502)

	Polish Zloty	Sell	4/20/11	1,549	1,549	—

	Singapore Dollar	Buy	4/20/11	7,488,193	7,428,260	59,933

	South African Rand	Buy	4/20/11	1,481,879	1,460,363	21,516

	South Korean Won	Buy	4/20/11	4,103,845	4,015,271	88,574

	Swedish Krona	Sell	4/20/11	8,260,819	8,242,410	(18,409)

	Swiss Franc	Sell	4/20/11	11,697,616	11,777,802	80,186

	Taiwan Dollar	Sell	4/20/11	24,852	24,834	(18)

	Thai Baht	Buy	4/20/11	1,708,148	1,696,178	11,970

	Turkish Lira	Buy	4/20/11	2,039,117	2,028,904	10,213

Westpac Banking Corp.

	Australian Dollar	Buy	4/20/11	7,104,547	7,025,608	78,939

	British Pound	Sell	4/20/11	10,329,197	10,494,220	165,023

	Canadian Dollar	Buy	4/20/11	3,537,639	3,466,472	71,167

	Euro	Sell	4/20/11	9,382,746	9,089,822	(292,924)

	Japanese Yen	Sell	4/20/11	13,840,291	14,074,335	234,044

	New Zealand Dollar	Buy	4/20/11	542,634	511,772	30,862

	Norwegian Krone	Buy	4/20/11	7,326,960	7,292,168	34,792

	Swedish Krona	Sell	4/20/11	8,998,454	8,880,149	(118,305)

	Swiss Franc	Sell	4/20/11	4,998,374	5,055,303	56,929

Total						$6,236,269

FUTURES CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	52	$5,377,218	Apr-11	$37,049

Australian Government Treasury
Bond 10 yr (Short)	22	2,154,884	Jun-11	(1,547)

Canadian Government Bond
10 yr (Long)	41	5,078,972	Jun-11	(22,065)

DAX Index (Long)	81	20,354,943	Jun-11	136,918

Euro STOXX 50 Index (Short)	797	32,187,819	Jun-11	(635,765)

Euro-Bobl 5 yr (Short)	6	976,171	Jun-11	(21)

FUTURES CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Long)	176	$30,311,365	Jun-11	$(389,155)

Euro-CAC 40 Index (Short)	223	12,638,346	Apr-11	(186,828)

Euro-Dollar 90 day (Short)	260	64,444,250	Mar-12	94,850

Euro-Schatz 2 yr (Long)	9	1,369,809	Jun-11	237

Euro-Swiss Franc 3 Month (Short)	18	4,878,376	Dec-11	182

Euro-Swiss Franc 3 Month (Short)	18	4,839,090	Dec-12	618

Euro-Swiss Franc 3 Month (Short)	18	4,852,349	Jun-12	4,683

Euro-Swiss Franc 3 Month (Short)	18	4,867,572	Mar-12	946

Euro-Swiss Franc 3 Month (Short)	18	4,888,198	Sep-11	754

FTSE 100 Index (Long)	38	3,592,534	Jun-11	(25,295)

FTSE 100 Index (Short)	153	14,464,678	Jun-11	(315,073)

FTSE/MIB Index (Long)	36	5,458,019	Jun-11	46,646

Japanese Government Bond
10 yr (Short)	5	8,398,532	Jun-11	(11,462)

Japanese Government Bond
10 yr Mini (Long)	16	2,687,915	Jun-11	8,565

MSCI EAFE Index E-Mini (Long)	60	5,061,000	Jun-11	71,880

NASDAQ 100 Index E-Mini (Short)	263	12,288,675	Jun-11	(147,806)

Russell 2000 Index Mini (Short)	790	66,494,300	Jun-11	(1,709,377)

OMXS 30 Index (Short)	268	4,769,913	Apr-11	(201,219)

S&P 500 Index (Long)	9	2,972,250	Jun-11	(1,259)

S&P 500 Index E-Mini (Long)	5,630	371,861,500	Jun-11	2,806,690

S&P 500 Index E-Mini (Short)	141	9,313,050	Jun-11	(74,307)

S&P Mid Cap 400 Index
E-Mini (Long)	804	79,354,800	Jun-11	2,320,072

SGX MSCI Singapore Index (Short)	36	2,095,324	Apr-11	(44,145)

SPI 200 Index (Short)	135	17,018,682	Jun-11	(358,328)

Tokyo Price Index (Long)	162	16,886,375	Jun-11	(1,409,066)

Tokyo Price Index (Short)	151	15,739,769	Jun-11	1,338,698

U.K. Gilt 10 yr (Long)	112	21,083,476	Jun-11	(164,927)

U.S. Treasury Bond 20 yr (Long)	205	24,638,438	Jun-11	(31,179)

U.S. Treasury Bond 30 yr (Long)	48	5,931,000	Jun-11	99,409

U.S. Treasury Note 2 yr (Long)	33	7,198,125	Jun-11	(3,297)

U.S. Treasury Note 2 yr (Short)	162	35,336,250	Jun-11	(76,245)

U.S. Treasury Note 5 yr (Long)	393	45,898,102	Jun-11	207,355

U.S. Treasury Note 5 yr (Short)	359	41,927,273	Jun-11	(289,564)

U.S. Treasury Note 10 yr (Long)	28	3,332,875	Jun-11	34,572

Total				$1,112,194

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $16,000,717) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	$8,520,000	Aug-11/4.49	$40,129

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	8,520,000	Aug-11/4.49	581,405

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.525% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	19,608,000	Jul-11/4.525	53,334

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.525% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	19,608,000	Jul-11/4.525	1,422,560

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	5,547,000	Aug-11/4.475	27,846

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	5,547,000	Aug-11/4.475	371,760

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,260,000	Aug-11/4.55	17,381

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,260,000	Aug-11/4.55	309,830

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	5,111,000	Aug-11/4.70	11,806

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	5,111,000	Aug-11/4.70	433,975

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.745% versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	29,412,000	Jul-11/4.745	47,353

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.745% versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	29,412,000	Jul-11/4.745	2,635,904

Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	9,194,500	Jul-11/4.5475	23,446

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	9,194,500	Jul-11/4.5475	683,151

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $16,000,717) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	$18,389,000	Jul-11/4.52	$50,754

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	18,389,000	Jul-11/4.52	1,326,950

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	19,608,000	Jul-11/4.46	64,118

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	19,608,000	Jul-11/4.46	1,324,324

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	204,400	Aug-15/4.375	31,490

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.375% versus the three month USD-LIBOR-BBA
maturing August 10, 2045.	204,400	Aug-15/4.375	15,465

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 7, 2045.	204,400	Aug-15/4.46	29,969

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	204,400	Aug-15/4.46	16,397

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	2,187,480	Feb-15/5.27	116,689

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	2,187,480	Feb-15/5.27	166,795

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.51% versus the three month USD-LIBOR-BBA
maturing May 14, 2022.	4,114,000	May-12/5.51	34,384

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	4,114,000	May-12/5.51	508,633

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 3.89% versus the three month USD-LIBOR-BBA
maturing April 28, 2021.	8,988,229	Apr-11/3.89	17,617

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $16,000,717) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 0.70175% versus the six month CHF-LIBOR-BBA
maturing January 23, 2014.	CHF 13,400,000	Jan-12/0.70175	$6,719

Option on an interest rate swap with UBS AG for the
obligation to pay a fixed rate of 0.722% versus the six
month CHF-LIBOR-BBA maturing January 23, 2014.	CHF 13,400,000	Jan-12/0.722	7,426

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.578% versus the six month CHF-LIBOR-BBA maturing
December 24, 2013.	CHF 13,400,000	Dec-11/0.578	3,061

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.602% versus the six month CHF-LIBOR-BBA maturing
December 22, 2013.	CHF 13,400,000	Dec-11/0.602	3,528

Total		$10,384,199

TBA SALE COMMITMENTS OUTSTANDING at 3/31/11 (proceeds receivable $64,400,156) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FHLMC, 3 1/2s, April 1, 2041	$19,000,000	4/13/11	$17,855,546

FHLMC, 4s, April 1, 2041	19,000,000	4/13/11	18,657,109

FNMA, 5 1/2s, April 1, 2041	26,000,000	4/13/11	27,807,811

Total			$64,320,466

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
GBP	12,890,000	$—	2/3/13	1.875%	6 month GBP-
					LIBOR-BBA	$(53,385)

GBP	5,760,000	—	2/3/16	3.0625%	6 month GBP-
					LIBOR-BBA	(81,077)

GBP	4,070,000	—	2/3/21	3.9225%	6 month GBP-
					LIBOR-BBA	(95,211)

GBP	8,380,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.87%	74,317

	$16,463,500	(24,648)	2/7/15	1.891%	3 month USD-
					LIBOR-BBA	(34,516)

Barclays Bank PLC
	8,509,900	—	2/25/16	3 month USD-
				LIBOR-BBA	2.3525%	5,528

EUR	5,060,000	—	3/1/21	6 month EUR-
				EURIBOR-
				REUTERS	3.425%	(103,147)

	$18,428,600	—	3/10/18	3.06%	3 month USD-
					LIBOR-BBA	(85,617)

	4,338,100	—	3/14/21	3 month USD-
				LIBOR-BBA	3.475%	(19,885)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
	$7,471,700	$—	3/18/21	3 month USD-
				LIBOR-BBA	3.2925%	$(155,719)

AUD	14,650,000	—	3/21/16	5.57%	6 month AUD-
					BBR-BBSW	68,316

AUD	11,140,000	—	3/21/21	6 month AUD-
				BBR-BBSW	5.88%	(103,192)

	$18,154,700	36,223	3/30/21	3 month USD-
				LIBOR-BBA	3.55%	38,975

	1,675,200	2,160	3/30/31	3 month USD-
				LIBOR-BBA	4.17%	3,247

	105,300,000	251,910	10/25/16	3 month USD-
				LIBOR-BBA	1.65%	(4,424,007)

GBP	6,760,000	—	1/18/21	3.7875%	6 month GBP-
					LIBOR-BBA	(50,374)

GBP	7,730,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	61,971

GBP	18,040,000	—	2/3/13	1.895%	6 month GBP-
					LIBOR-BBA	(86,058)

GBP	2,960,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.95%	80,387

Citibank, N.A.
SEK	16,990,000	—	11/23/20	3.25%	3 month SEK-
					STIBOR-SIDE	103,065

	$51,112,800	(14,064)	12/10/12	0.81%	3 month USD-
					LIBOR-BBA	(167,319)

	1,200,000	—	3/4/21	3 month USD-
				LIBOR-BBA	3.595%	8,479

	800,000	—	3/4/41	3 month USD-
				LIBOR-BBA	4.335%	9,672

SEK	17,910,000	—	3/24/21	3 month SEK-
				STIBOR-SIDE	3.8025%	(9,628)

	$161,376,600	(43,696)	6/28/14	1.81%	3 month USD-
					LIBOR-BBA	(1,670,578)

SEK	12,920,000	—	2/4/21	3.79%	3 month SEK-
					STIBOR-SIDE	3,506

GBP	30,750,000	—	8/3/15	2.9225%	6 month GBP-
					LIBOR-BBA	(395,795)

GBP	9,120,000	—	8/3/20	6 month GBP-
				LIBOR-BBA	3.885%	226,550

GBP	38,430,000	—	8/3/12	6 month GBP-
				LIBOR-BBA	1.61%	106,939

SEK	16,990,000	—	11/23/20	3 month SEK-
				STIBOR-SIDE	3.75%	(15,618)

	$15,700,000	—	3/4/13	3 month USD-
				LIBOR-BBA	0.88625%	1,632

	10,500,000	—	3/4/16	2.3875%	3 month USD-
					LIBOR-BBA	(15,434)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International
CHF	4,850,000	$—	12/14/20	2.1075%	6 month CHF-
					LIBOR-BBA	$59,855

	$7,200,000	—	12/17/40	4.334%	3 month USD-
					LIBOR-BBA	(154,092)

CHF	15,710,000	—	1/28/13	0.675%	6 month CHF-
					LIBOR-BBA	31,600

GBP	9,250,000	—	2/3/16	3.065%	6 month GBP-
					LIBOR-BBA	(131,894)

GBP	5,110,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.93%	124,808

SEK	12,920,000	—	2/7/21	3.82%	3 month SEK-
					STIBOR-SIDE	(1,293)

GBP	2,510,000	—	3/3/21	3.87375%	6 month GBP-
					LIBOR-BBA	(31,085)

CHF	2,510,000	—	3/7/21	2.27%	6 month CHF-
					LIBOR-BBA	7,499

	$132,014,900	(175,948)	3/14/16	3 month USD-
				LIBOR-BBA	2.35%	(357,472)

	2,700	(5)	3/14/20	3 month USD-
				LIBOR-BBA	3.42%	2

	14,222,500	32,603	3/14/41	4.36%	3 month USD-
					LIBOR-BBA	(184,917)

	472,600	(1,095)	3/14/41	3 month USD-
				LIBOR-BBA	4.36%	6,133

CHF	4,940,000	—	3/18/21	2.16%	6 month CHF-
					LIBOR-BBA	73,657

CHF	2,470,000	—	3/21/21	2.16%	6 month CHF-
					LIBOR-BBA	36,935

	$14,300,000 E	—	3/21/13	1.15625%	3 month USD-
					LIBOR-BBA	35,607

CHF	3,530,000	—	3/22/16	1.5075%	6 month CHF-
					LIBOR-BBA	27,353

	$4,100,000	—	3/23/21	3.452%	3 month USD-
					LIBOR-BBA	31,202

SEK	3,450,000	—	3/29/21	3 month SEK-
				STIBOR-SIDE	3.81125%	(1,488)

SEK	9,290,000	—	4/4/21	3.815%	3 month SEK-
					STIBOR-SIDE	—

CHF	4,030,000	—	7/28/15	1.27%	6 month CHF-
					LIBOR-BBA	12,297

MXN	23,310,000	—	7/21/20	1 month MXN-
				TIIE-BANXICO	6.895%	(124,426)

CHF	25,770,000	—	2/9/13	0.6875%	6 month CHF-
					LIBOR-BBA	59,618

	$37,922,600	(12,704)	2/17/13	1.04%	3 month USD-
					LIBOR-BBA	(156,304)

	58,957,500	(6,281)	2/24/13	0.96%	3 month USD-
					LIBOR-BBA	(118,546)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$255,300	$(32)	2/24/14	1.53%	3 month USD-
					LIBOR-BBA	$(857)

	57,230,900	(11,709)	2/24/15	2.04%	3 month USD-
					LIBOR-BBA	(292,379)

	7,540,300	560	2/24/13	3 month USD-
				LIBOR-BBA	0.96%	14,918

	42,117,500	8,391	2/24/16	3 month USD-
				LIBOR-BBA	2.48%	297,165

	15,342,100	(5,383)	2/24/19	3.35%	3 month USD-
					LIBOR-BBA	(192,872)

	44,533,500	5,693	2/24/21	3 month USD-
				LIBOR-BBA	3.69%	732,924

CHF	2,530,000	—	2/25/21	6 month CHF-
				LIBOR-BBA	2.2125%	(19,825)

CHF	2,015,000	—	3/1/21	6 month CHF-
				LIBOR-BBA	2.24%	(10,924)

EUR	2,530,000	—	3/4/21	3.46%	6 month EUR-
					EURIBOR-
					REUTERS	41,776

SEK	22,110,000	—	3/4/21	3 month SEK-
				STIBOR-SIDE	3.78%	(15,310)

	$127,471,000	(57,582)	12/16/13	2.23%	3 month USD-
					LIBOR-BBA	(3,841,792)

Deutsche Bank AG
	40,090,500	93,916	7/27/20	3 month USD-
				LIBOR-BBA	2.94%	(1,413,265)

MXN	23,310,000	—	7/17/20	1 month MXN-
				TIIE-BANXICO	6.95%	(116,349)

	$12,023,300	2,120	12/31/14	1.91%	3 month USD-
					LIBOR-BBA	(68,451)

EUR	20,010,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	502,679

	$1,247,000	—	10/5/21	3 month USD-
				LIBOR-BBA	3.52057%	9,712

Goldman Sachs International
	180,800	(1,215)	2/15/31	3 month USD-
				LIBOR-BBA	4.43%	6,404

SEK	13,500,000	—	12/10/20	3.5775%	3 month SEK-
					STIBOR-SIDE	25,917

CHF	20,310,000	—	12/15/12	0.538%	6 month CHF-
					LIBOR-BBA	65,371

	$3,850,900	—	2/28/41	3 month USD-
				LIBOR-BBA	4.31%	31,906

EUR	2,530,000	—	3/2/21	3.4325%	6 month EUR-
					EURIBOR-
					REUTERS	49,601

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
SEK	22,110,000	$—	3/2/21	3 month SEK-
				STIBOR-SIDE	3.7575%	$(21,174)

	$5,069,500	(1,248)	10/1/13	0.84%	3 month USD-
					LIBOR-BBA	31,104

	14,688,400 E	—	3/19/13	1.09375%	3 month USD-
					LIBOR-BBA	44,506

	10,771,600	—	4/4/16	3 month USD-
				LIBOR-BBA	2.415%	—

GBP	3,230,000	—	1/21/21	3.81%	6 month GBP-
					LIBOR-BBA	(32,565)

JPMorgan Chase Bank, N.A.
JPY	499,000,000	—	2/22/21	1.36375%	6 month JPY-
					LIBOR-BBA	(54,187)

	$2,282,000	—	3/7/41	3 month USD-
				LIBOR-BBA	4.365%	38,669

	7,717,700	—	3/9/26	3 month USD-
				LIBOR-BBA	4.07%	81,804

	10,526,700	(5,034)	3/11/13	3 month USD-
				LIBOR-BBA	0.91%	(2,455)

	7,908,000	13,512	3/11/21	3.64%	3 month USD-
					LIBOR-BBA	(66,530)

	28,600,000 E	—	3/21/13	1.1685%	3 month USD-
					LIBOR-BBA	67,782

	23,700,000 E	—	3/22/13	1.185%	3 month USD-
					LIBOR-BBA	53,088

	3,129,600	—	3/25/16	2.27%	3 month USD-
					LIBOR-BBA	20,472

	37,233,000	—	3/5/18	4.325%	3 month USD-
					LIBOR-BBA	(3,241,990)

MXN	3,330,000	—	7/16/20	1 month MXN-
				TIIE-BANXICO	6.99%	(15,825)

JPY	751,800,000	—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	(61,610)

GBP	2,960,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.93105%	72,684

JPY	749,720,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	11,892

CAD	2,400,000	—	9/21/20	3.105%	3 month CAD-
					BA-CDOR	113,768

JPY	293,300,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	(46,389)

JPY	394,300,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	69,624

MXN	12,390,000	—	11/4/20	1 month MXN-
				TIIE-BANXICO	6.75%	(79,563)

	$2,951,800	—	11/23/40	3 month USD-
				LIBOR-BBA	3.9525%	(126,213)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

UBS, AG
	$7,625,700	$—	12/9/40	4.1075%	3 month USD-
					LIBOR-BBA	$132,297

CHF	26,150,000	—	2/11/13	0.6975%	6 month CHF-
					LIBOR-BBA	55,644

CHF	3,890,000	—	2/17/21	2.275%	6 month CHF-
					LIBOR-BBA	3,913

CHF	7,140,000	—	3/28/21	6 month CHF-
				LIBOR-BBA	2.21%	(75,848)

Total						$(14,749,680)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$201,519	$—	1/12/40	5.00% (1 month	Synthetic TRS	$2,540
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

76,682	—	1/12/40	4.50% (1 month	Synthetic TRS	443
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

609,942	—	1/12/40	5.00% (1 month	Synthetic TRS	7,689
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

346,890	—	1/12/40	5.00% (1 month	Synthetic TRS	4,373
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

120,383	(489)	1/12/40	4.50% (1 month	Synthetic TRS	207
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

69,113	(886)	1/12/41	5.00% (1 month	Synthetic TRS	126
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

5,523,319	—	1/12/40	5.00% (1 month	Synthetic TRS	69,631
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

408,423	—	1/12/40	5.00% (1 month	Synthetic TRS	5,149
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$535,951	$—	1/12/40	4.50% (1 month	Synthetic TRS	$3,097
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	725,779	—	1/12/39	5.50% (1 month	Synthetic TRS	6,169
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

Citibank, N.A.
baskets	273,380	—	3/28/12	(3 month USD-	A basket	568,075
				LIBOR-BBA)	(CGPUTNAT)
					of common stocks

GBP	4,150,000	—	5/18/13	(3.38%)	GBP Non-revised	163,540
					UK Retail Price
					Index

	$11,683 F	—	2/22/12	(1 month USD-	MSCI Daily Total	379,103
				LIBOR-BBA plus	Return Net Brazil
				0.45%)	USD Index

	11,193 F	—	2/22/12	(1 month USD-	MSCI Daily Total	363,104
				LIBOR-BBA plus	Return Net Brazil
				0.50%)	USD Index

	3,573 F	—	2/22/12	(1 month USD-	MSCI Daily Total	115,821
				LIBOR-BBA plus	Return Net Brazil
				0.50%)	USD Index

Goldman Sachs International
	2,075,000	—	7/28/11	(0.685%)	USA Non Revised	43,296
					Consumer Price
					Index - Urban (CPI-U)

	2,075,000	—	7/29/11	(0.76%)	USA Non Revised	41,776
					Consumer Price
					Index - Urban (CPI-U)

	2,075,000	—	7/30/11	(0.73%)	USA Non Revised	42,434
					Consumer Price
					Index - Urban (CPI-U)

	2,530,000	—	3/1/16	2.47%	USA Non Revised	(4,977)
					Consumer Price
					Index - Urban (CPI-U)

	1,265,000	—	3/2/16	2.45%	USA Non Revised	(3,660)
					Consumer Price
					Index - Urban (CPI-U)

	2,530,000	—	3/3/16	2.45%	USA Non Revised	(7,187)
					Consumer Price
					Index - Urban (CPI-U)

	2,530,000	—	3/7/16	2.51%	USA Non Revised	774
					Consumer Price
					Index - Urban (CPI-U)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
baskets	651	—	9/26/11	(1 month USD-	A basket	$(2,930)
				LIBOR-BBA plus	(GSGLPMIN)
				60 bp)	of common stocks

JPMorgan Chase Bank, N.A.
shares	966,887	—	10/20/11	(3 month USD-	iShares MSCI	1,658,319
				LIBOR-BBA plus	Emerging Markets
				5 bp)	Index

Total						$3,456,912

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on the securities’ valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series
16 Version 1 Index	B+ $(1,158,323)		$51,481,000	6/20/16	500 bp	$1,945

Citibank, N.A.
DJ CDX NA IG Series
16 Version 1 Index	BBB+	(18,985)	8,160,000	6/20/16	100 bp	2,295

Hanson Plc, 7 7/8%,
9/27/10	—	—	1,535,000	9/20/16	(71 bp)	56,788

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	(10,504)	1,180,000	12/20/19 (100 bp)		104,669

DJ CDX NA HY Series
16 Version 1 Index	B+	(652,884)	31,655,000	6/20/16	500 bp	60,549

DJ CMB NA CMBX AJ
Index	—	(79,093)	246,000	2/17/51	(96 bp)	(28,906)

Deutsche Bank AG
DJ CDX NA HY Series
15 Version 1 Index	B+	29,844	955,000	12/20/15 500 bp		64,422

Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	775,000	12/20/13 112 bp		7,589

Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B2	—	EUR 435,000	9/20/13	715 bp	86,625

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	BB–	—	EUR 605,000	9/20/13	477 bp	69,040

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	BB–	—	EUR 605,000	9/20/13	535 bp	81,142

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	$—	$340,000	9/20/13	495 bp	$27,228

Lighthouse
International Co,
SA, 8%, 4/30/14	Caa2	—	EUR 1,195,000	3/20/13	680 bp	(876,112)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	—	$860,000	12/20/13	118.1 bp	9,392

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series
16 Version 1 Index	B+	(467,303)	20,769,000	6/20/16	500 bp	(2,100)

Merrill Lynch International
Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	815,000	12/20/13	113 bp	8,202

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	—	(40,625)	EUR 3,414,000	12/20/14	(500 bp)	(358,367)

UBS, AG
Hanson PLC.,
7 7/8%, 9/27/10	—	—	$610,000	9/20/16	(250 bp)	(32,857)

Total						$(718,456)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Balanced Portfolio

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $728,024,314) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Sell	4/20/11	$4,524,508	$4,290,299	$(234,209)

	Brazilian Real	Buy	4/20/11	713,989	703,795	10,194

	British Pound	Sell	4/20/11	10,399,071	10,490,877	91,806

	Canadian Dollar	Sell	4/20/11	69,347	97,829	28,482

	Chilean Peso	Sell	4/20/11	770,516	775,317	4,801

	Czech Koruna	Sell	4/20/11	1,506,929	1,504,530	(2,399)

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $728,024,314) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A. cont.

	Euro	Sell	4/20/11	$8,703,567	$8,442,188	$(261,379)

	Japanese Yen	Sell	4/20/11	9,170,120	9,325,631	155,511

	Mexican Peso	Buy	4/20/11	25,613	25,195	418

	Norwegian Krone	Buy	4/20/11	2,060,543	2,039,789	20,754

	Singapore Dollar	Buy	4/20/11	3,636,896	3,595,614	41,282

	South African Rand	Buy	4/20/11	18,784	18,515	269

	South Korean Won	Buy	4/20/11	2,673,987	2,630,467	43,520

	Swedish Krona	Sell	4/20/11	1,041,715	1,037,241	(4,474)

	Swiss Franc	Sell	4/20/11	8,429,033	8,444,432	15,399

	Taiwan Dollar	Buy	4/20/11	303,397	305,341	(1,944)

	Turkish Lira	Sell	4/20/11	323,516	307,244	(16,272)

Barclays Bank PLC

	Australian Dollar	Sell	4/20/11	321,820	304,722	(17,098)

	Brazilian Real	Buy	4/20/11	2,993,033	2,936,559	56,474

	British Pound	Sell	4/20/11	13,748,864	13,915,427	166,563

	Canadian Dollar	Sell	4/20/11	4,606,021	4,576,164	(29,857)

	Chilean Peso	Buy	4/20/11	171,438	172,651	(1,213)

	Czech Koruna	Sell	4/20/11	693,191	690,657	(2,534)

	Euro	Buy	4/20/11	13,698,226	13,452,218	246,008

	Hong Kong Dollar	Sell	4/20/11	402,613	402,150	(463)

	Hungarian Forint	Buy	4/20/11	4,186,599	4,150,309	36,290

	Indian Rupee	Sell	4/20/11	3,271,724	3,214,574	(57,150)

	Japanese Yen	Sell	4/20/11	11,597,021	11,703,336	106,315

	Mexican Peso	Sell	4/20/11	289,761	288,032	(1,729)

	New Zealand Dollar	Sell	4/20/11	796,946	769,215	(27,731)

	Norwegian Krone	Buy	4/20/11	7,020,109	6,984,145	35,964

	Philippines Peso	Buy	4/20/11	1,376,760	1,381,828	(5,068)

	Polish Zloty	Sell	4/20/11	1,018,163	1,018,524	361

	Singapore Dollar	Buy	4/20/11	4,968,677	4,935,920	32,757

	South Korean Won	Buy	4/20/11	2,776,634	2,720,771	55,863

	Swedish Krona	Sell	4/20/11	5,115,229	5,106,567	(8,662)

	Swiss Franc	Sell	4/20/11	5,505,666	5,564,338	58,672

	Taiwan Dollar	Sell	4/20/11	609,491	607,408	(2,083)

	Thai Baht	Buy	4/20/11	1,354,236	1,345,607	8,629

	Turkish Lira	Sell	4/20/11	473,548	454,991	(18,557)

Citibank, N.A.

	Australian Dollar	Buy	4/20/11	1,720,612	1,681,610	39,002

	Brazilian Real	Sell	4/20/11	2,324,513	2,291,532	(32,981)

	British Pound	Sell	4/20/11	3,901,559	3,909,532	7,973

	Canadian Dollar	Buy	4/20/11	3,745,475	3,720,980	24,495

	Chilean Peso	Buy	4/20/11	126,616	127,453	(837)

	Czech Koruna	Buy	4/20/11	530,943	527,649	3,294

	Danish Krone	Sell	4/20/11	1,163,215	1,142,306	(20,909)

	Euro	Buy	4/20/11	10,848,475	10,685,729	162,746

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $728,024,314) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Hong Kong Dollar	Sell	4/20/11	$321,962	$321,600	$(362)

	Hungarian Forint	Buy	4/20/11	795,519	796,274	(755)

	Japanese Yen	Sell	4/20/11	681,425	693,002	11,577

	Mexican Peso	Buy	4/20/11	3,233,858	3,200,490	33,368

	New Zealand Dollar	Sell	4/20/11	412,466	397,832	(14,634)

	Norwegian Krone	Buy	4/20/11	559,621	554,251	5,370

	Polish Zloty	Sell	4/20/11	1,331,698	1,326,878	(4,820)

	Singapore Dollar	Buy	4/20/11	1,343,282	1,325,314	17,968

	South African Rand	Buy	4/20/11	2,854,757	2,805,902	48,855

	South Korean Won	Buy	4/20/11	1,079,713	1,060,764	18,949

	Swedish Krona	Buy	4/20/11	3,709,860	3,697,763	12,097

	Swiss Franc	Sell	4/20/11	1,502,011	1,479,976	(22,035)

	Taiwan Dollar	Buy	4/20/11	1,490,590	1,484,741	5,849

	Turkish Lira	Buy	4/20/11	571,307	548,995	22,312

Credit Suisse AG

	Australian Dollar	Sell	4/20/11	8,861,262	8,487,605	(373,657)

	Brazilian Real	Buy	4/20/11	1,724,195	1,692,537	31,658

	British Pound	Sell	4/20/11	2,718,835	2,747,174	28,339

	Canadian Dollar	Sell	4/20/11	6,387,482	6,346,523	(40,959)

	Czech Koruna	Sell	4/20/11	14,960	14,949	(11)

	Euro	Buy	4/20/11	13,798,168	13,457,572	340,596

	Indian Rupee	Sell	4/20/11	497,584	491,630	(5,954)

	Japanese Yen	Sell	4/20/11	17,786,351	18,083,662	297,311

	Malaysian Ringgit	Buy	4/20/11	2,173,821	2,174,823	(1,002)

	Mexican Peso	Buy	4/20/11	1,598,332	1,595,009	3,323

	Norwegian Krone	Buy	4/20/11	8,136,291	8,094,150	42,141

	Polish Zloty	Sell	4/20/11	2,212,949	2,211,925	(1,024)

	South African Rand	Buy	4/20/11	1,172,775	1,155,814	16,961

	South Korean Won	Buy	4/20/11	3,996,570	3,946,985	49,585

	Swedish Krona	Sell	4/20/11	7,151,281	7,127,144	(24,137)

	Swiss Franc	Sell	4/20/11	6,778,261	6,818,061	39,800

	Taiwan Dollar	Sell	4/20/11	709,283	706,859	(2,424)

	Turkish Lira	Buy	4/20/11	1,128,011	1,085,292	42,719

Deutsche Bank AG

	Australian Dollar	Buy	4/20/11	8,492,582	8,297,092	195,490

	Brazilian Real	Buy	4/20/11	1,016,623	999,880	16,743

	British Pound	Sell	4/20/11	5,332,297	5,363,245	30,948

	Canadian Dollar	Buy	4/20/11	3,415,663	3,392,334	23,329

	Chilean Peso	Buy	4/20/11	137,852	138,594	(742)

	Czech Koruna	Sell	4/20/11	503,951	499,901	(4,050)

	Euro	Sell	4/20/11	803,081	778,935	(24,146)

	Hungarian Forint	Buy	4/20/11	2,435,748	2,420,589	15,159

	Malaysian Ringgit	Buy	4/20/11	2,151,689	2,151,332	357

	Mexican Peso	Buy	4/20/11	665,530	661,516	4,014

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $728,024,314) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	New Zealand Dollar	Sell	4/20/11	$700,559	$676,025	$(24,534)

	Norwegian Krone	Buy	4/20/11	3,961,088	3,943,883	17,205

	Philippines Peso	Buy	4/20/11	1,371,047	1,375,141	(4,094)

	Polish Zloty	Sell	4/20/11	3,170,806	3,140,959	(29,847)

	Singapore Dollar	Buy	4/20/11	2,988,456	2,959,723	28,733

	South Korean Won	Buy	4/20/11	2,660,619	2,614,812	45,807

	Swedish Krona	Sell	4/20/11	2,531,864	2,518,762	(13,102)

	Swiss Franc	Buy	4/20/11	968,307	985,723	(17,416)

	Taiwan Dollar	Buy	4/20/11	11,026	10,985	41

	Turkish Lira	Buy	4/20/11	1,139,706	1,111,293	28,413

Goldman Sachs International

	Australian Dollar	Buy	4/20/11	2,824,481	2,781,440	43,041

	British Pound	Sell	4/20/11	7,568,115	7,689,168	121,053

	Canadian Dollar	Sell	4/20/11	2,011,896	1,998,585	(13,311)

	Chilean Peso	Buy	4/20/11	661,499	665,760	(4,261)

	Euro	Buy	4/20/11	4,164,180	4,039,535	124,645

	Hungarian Forint	Buy	4/20/11	3,243,371	3,238,377	4,994

	Japanese Yen	Sell	4/20/11	5,058,767	5,144,870	86,103

	Norwegian Krone	Buy	4/20/11	3,991,324	3,947,657	43,667

	Polish Zloty	Sell	4/20/11	927,862	927,786	(76)

	South African Rand	Buy	4/20/11	161,089	157,405	3,684

	Swedish Krona	Sell	4/20/11	2,694,110	2,689,718	(4,392)

	Swiss Franc	Sell	4/20/11	3,367,466	3,317,492	(49,974)

HSBC Bank USA, National Association

	Australian Dollar	Buy	4/20/11	6,513,283	6,366,534	146,749

	British Pound	Buy	4/20/11	546,361	555,102	(8,741)

	Euro	Buy	4/20/11	5,662,592	5,632,112	30,480

	Indian Rupee	Sell	4/20/11	497,582	490,328	(7,254)

	Japanese Yen	Sell	4/20/11	4,543,433	4,620,821	77,388

	New Zealand Dollar	Sell	4/20/11	2,028,168	1,956,741	(71,427)

	Norwegian Krone	Sell	4/20/11	2,654,292	2,627,135	(27,157)

	Philippines Peso	Buy	4/20/11	1,371,047	1,373,555	(2,508)

	Singapore Dollar	Sell	4/20/11	456,010	472,881	16,871

	South Korean Won	Buy	4/20/11	1,435,437	1,428,222	7,215

	Swiss Franc	Sell	4/20/11	2,620,280	2,580,812	(39,468)

	Taiwan Dollar	Sell	4/20/11	941,999	942,294	295

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	4/20/11	4,067,071	4,026,152	40,919

	Brazilian Real	Buy	4/20/11	740,573	728,026	12,547

	British Pound	Buy	4/20/11	973,743	1,044,582	(70,839)

	Canadian Dollar	Sell	4/20/11	6,209,367	6,168,063	(41,304)

	Chilean Peso	Sell	4/20/11	412,830	409,578	(3,252)

	Czech Koruna	Sell	4/20/11	167,203	166,251	(952)

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $728,024,314) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	Euro	Buy	4/20/11	$4,404,522	$4,350,216	$54,306

	Hong Kong Dollar	Sell	4/20/11	1,938,767	1,936,634	(2,133)

	Hungarian Forint	Sell	4/20/11	325,098	310,805	(14,293)

	Japanese Yen	Sell	4/20/11	281,998	286,820	4,822

	Malaysian Ringgit	Buy	4/20/11	1,908,739	1,910,565	(1,826)

	Mexican Peso	Buy	4/20/11	1,667,017	1,636,907	30,110

	New Zealand Dollar	Sell	4/20/11	826,915	797,755	(29,160)

	Norwegian Krone	Buy	4/20/11	1,210,439	1,198,559	11,880

	Polish Zloty	Sell	4/20/11	4,753	4,707	(46)

	Singapore Dollar	Buy	4/20/11	3,553,927	3,510,290	43,637

	South African Rand	Buy	4/20/11	2,683,325	2,640,571	42,754

	South Korean Won	Buy	4/20/11	866,407	855,378	11,029

	Swedish Krona	Sell	4/20/11	6,379,274	6,341,339	(37,935)

	Swiss Franc	Sell	4/20/11	7,181,649	7,166,726	(14,923)

	Taiwan Dollar	Buy	4/20/11	872,315	878,171	(5,856)

	Thai Baht	Buy	4/20/11	1,374,687	1,365,546	9,141

	Turkish Lira	Sell	4/20/11	981,017	942,107	(38,910)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	4/20/11	6,056,642	5,957,691	98,951

	Brazilian Real	Buy	4/20/11	2,375,176	2,362,435	12,741

	British Pound	Sell	4/20/11	9,792,529	9,851,824	59,295

	Canadian Dollar	Sell	4/20/11	4,565,362	4,535,542	(29,820)

	Chilean Peso	Sell	4/20/11	19,862	19,973	111

	Czech Koruna	Sell	4/20/11	1,117,031	1,116,162	(869)

	Euro	Buy	4/20/11	16,869,522	16,597,417	272,105

	Hungarian Forint	Buy	4/20/11	2,721,879	2,718,851	3,028

	Indian Rupee	Sell	4/20/11	2,672,630	2,636,575	(36,055)

	Japanese Yen	Sell	4/20/11	9,964,076	10,090,279	126,203

	Malaysian Ringgit	Buy	4/20/11	2,173,854	2,175,574	(1,720)

	Mexican Peso	Buy	4/20/11	3,250,871	3,221,122	29,749

	New Zealand Dollar	Sell	4/20/11	1,691,271	1,663,474	(27,797)

	Norwegian Krone	Buy	4/20/11	3,802,647	3,751,927	50,720

	Polish Zloty	Buy	4/20/11	255,835	255,366	469

	Singapore Dollar	Buy	4/20/11	2,591,380	2,565,477	25,903

	South African Rand	Buy	4/20/11	2,123,712	2,083,684	40,028

	South Korean Won	Buy	4/20/11	2,702,844	2,654,638	48,206

	Swedish Krona	Buy	4/20/11	1,781,412	1,749,284	32,128

	Swiss Franc	Sell	4/20/11	2,157,300	2,264,259	106,959

	Taiwan Dollar	Sell	4/20/11	524,729	524,269	(460)

	Turkish Lira	Buy	4/20/11	189,509	189,414	95

State Street Bank and Trust Co.

	Australian Dollar	Buy	4/20/11	3,034,062	2,987,946	46,116

	Brazilian Real	Buy	4/20/11	3,044,918	2,986,883	58,035

	British Pound	Sell	4/20/11	7,328,133	7,442,881	114,748

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $728,024,314) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Canadian Dollar	Sell	4/20/11	$4,106,349	$4,079,678	$(26,671)

	Euro	Buy	4/20/11	1,887,247	1,833,360	53,887

	Hungarian Forint	Buy	4/20/11	2,486,336	2,459,840	26,496

	Japanese Yen	Sell	4/20/11	4,575,871	4,651,875	76,004

	Malaysian Ringgit	Buy	4/20/11	2,252,748	2,255,498	(2,750)

	Mexican Peso	Buy	4/20/11	1,590,422	1,561,263	29,159

	Norwegian Krone	Buy	4/20/11	6,661,422	6,598,177	63,245

	Philippines Peso	Buy	4/20/11	1,371,047	1,377,750	(6,703)

	Polish Zloty	Buy	4/20/11	790,844	782,742	8,102

	Singapore Dollar	Buy	4/20/11	2,758,666	2,732,501	26,165

	South African Rand	Buy	4/20/11	1,656,204	1,632,266	23,938

	Swedish Krona	Sell	4/20/11	4,332,056	4,316,760	(15,296)

	Swiss Franc	Sell	4/20/11	4,471,000	4,522,719	51,719

	Taiwan Dollar	Buy	4/20/11	1,067,765	1,062,783	4,982

	Thai Baht	Buy	4/20/11	1,374,690	1,366,447	8,243

UBS AG

	Australian Dollar	Buy	4/20/11	14,193,164	14,008,532	184,632

	Brazilian Real	Buy	4/20/11	3,282,894	3,263,380	19,514

	British Pound	Sell	4/20/11	8,991,785	9,136,265	144,480

	Canadian Dollar	Sell	4/20/11	5,348,615	5,334,115	(14,500)

	Czech Koruna	Sell	4/20/11	345,117	344,523	(594)

	Euro	Buy	4/20/11	16,268,596	16,018,861	249,735

	Hungarian Forint	Buy	4/20/11	2,630,056	2,619,879	10,177

	Indian Rupee	Sell	4/20/11	2,733,940	2,696,241	(37,699)

	Japanese Yen	Sell	4/20/11	17,246,368	17,537,019	290,651

	Mexican Peso	Buy	4/20/11	3,018,357	2,989,897	28,460

	New Zealand Dollar	Sell	4/20/11	1,668,089	1,641,128	(26,961)

	Norwegian Krone	Buy	4/20/11	6,006,694	5,972,608	34,086

	Polish Zloty	Buy	4/20/11	797,991	795,643	2,348

	Singapore Dollar	Buy	4/20/11	5,988,492	5,940,555	47,937

	South African Rand	Buy	4/20/11	611,509	602,631	8,878

	South Korean Won	Buy	4/20/11	3,295,926	3,224,734	71,192

	Swedish Krona	Sell	4/20/11	6,374,357	6,360,810	(13,547)

	Swiss Franc	Sell	4/20/11	10,152,493	10,217,404	64,911

	Taiwan Dollar	Sell	4/20/11	11,165	11,158	(7)

	Thai Baht	Buy	4/20/11	1,354,236	1,344,746	9,490

	Turkish Lira	Buy	4/20/11	1,630,311	1,622,146	8,165

Westpac Banking Corp.

	Australian Dollar	Buy	4/20/11	6,843,554	6,752,947	90,607

	British Pound	Sell	4/20/11	7,636,705	7,758,712	122,007

	Canadian Dollar	Buy	4/20/11	2,985,854	2,927,903	57,951

	Euro	Sell	4/20/11	13,603,992	13,192,297	(411,695)

	Japanese Yen	Sell	4/20/11	5,974,714	6,074,564	99,850

	New Zealand Dollar	Buy	4/20/11	434,428	409,720	24,708

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $728,024,314) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Westpac Banking Corp. cont.

	Norwegian Krone	Buy	4/20/11	$7,522,281	$7,478,398	$43,883

	Swedish Krona	Sell	4/20/11	7,207,351	7,112,919	(94,432)

	Swiss Franc	Sell	4/20/11	1,867,200	1,888,467	21,267

Total						$4,433,820

FUTURES CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	42	$4,343,138	Apr-11	$29,924

Australian Government Treasury
Bond 10 yr (Short)	23	2,252,833	Jun-11	(1,590)

Canadian Government Bond
10 yr (Long)	43	5,326,727	Jun-11	(22,126)

DAX Index (Long)	61	15,329,031	Jun-11	90,203

Euro STOXX 50 Index (Short)	743	30,006,963	Jun-11	(592,690)

Euro-Bobl 5 yr (Short)	9	1,464,256	Jun-11	(31)

Euro-Bund 10 yr (Long)	186	32,033,602	Jun-11	(409,769)

Euro-CAC 40 Index (Short)	186	10,541,400	Apr-11	(155,829)

Euro-Dollar 90 day (Short)	276	68,410,050	Mar-12	100,735

Euro-Schatz 2 yr (Long)	13	1,978,612	Jun-11	307

Euro-Swiss Franc 3 Month (Short)	19	5,149,397	Dec-11	233

Euro-Swiss Franc 3 Month (Short)	19	5,107,928	Dec-12	615

Euro-Swiss Franc 3 Month (Short)	19	5,121,924	Jun-12	4,952

Euro-Swiss Franc 3 Month (Short)	19	5,137,993	Mar-12	1,024

Euro-Swiss Franc 3 Month (Short)	19	5,159,764	Sep-11	751

FTSE 100 Index (Long)	8	756,323	Jun-11	(5,325)

FTSE 100 Index (Short)	151	14,275,597	Jun-11	(310,955)

FTSE/MIB Index (Long)	28	4,245,126	Jun-11	36,279

Japanese Government Bond
10 yr (Short)	2	3,359,413	Jun-11	1,794

Japanese Government Bond
10 yr Mini (Short)	16	2,687,915	Jun-11	(12,125)

MSCI EAFE Index E-Mini (Long)	67	5,651,450	Jun-11	80,266

NASDAQ 100 Index E-Mini (Short)	209	9,765,525	Jun-11	(117,458)

OMXS 30 Index (Short)	315	5,606,428	Apr-11	(236,508)

Russell 2000 Index Mini (Short)	663	54,396,395	Jun-11	(1,407,315)

S&P 500 Index (Long)	22	7,265,500	Jun-11	37,667

S&P 500 Index E-Mini (Long)	2,849	188,176,450	Jun-11	1,383,364

S&P 500 Index E-Mini (Short)	99	6,538,950	Jun-11	(52,173)

S&P Mid Cap 400 Index E-Mini (Long)	376	37,111,200	Jun-11	1,081,608

SGX MSCI Singapore Index (Short)	38	2,211,731	Apr-11	(46,598)

SPI 200 Index (Short)	79	9,959,081	Jun-11	(319,945)

Tokyo Price Index (Long)	118	12,299,952	Jun-11	(1,047,413)

Tokyo Price Index (Short)	152	15,844,006	Jun-11	1,366,657

FUTURES CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.K. Gilt 10 yr (Long)	115	$21,648,212	Jun-11	$(174,431)

U.S. Treasury Bond 20 yr (Long)	861	103,481,438	Jun-11	783,271

U.S. Treasury Bond 30 yr (Long)	98	12,109,125	Jun-11	203,384

U.S. Treasury Bond 30 yr (Short)	417	51,525,563	Jun-11	(1,244,168)

U.S. Treasury Note 2 yr (Long)	69	15,050,625	Jun-11	(8,115)

U.S. Treasury Note 2 yr (Short)	151	32,936,875	Jun-11	(71,068)

U.S. Treasury Note 5 yr (Long)	813	94,949,508	Jun-11	426,799

U.S. Treasury Note 5 yr (Short)	11	1,284,680	Jun-11	(8,873)

U.S. Treasury Note 10 yr (Long)	82	9,760,563	Jun-11	56,891

Total				$(557,781)

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $16,991,499) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	$9,568,000	Aug-11/4.49	$652,920

Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	9,568,000	Aug-11/4.49	45,065

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.525% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	18,908,000	Jul-11/4.525	1,371,775

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.525% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	18,908,000	Jul-11/4.525	51,430

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	6,523,000	Aug-11/4.475	437,171

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	6,523,000	Aug-11/4.475	32,745

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,784,000	Aug-11/4.55	347,940

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,784,000	Aug-11/4.55	19,519

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	4,305,000	Aug-11/4.70	365,538

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $16,991,499) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	$4,305,000	Aug-11/4.70	$9,945

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.745% versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	28,362,000	Jul-11/4.745	2,541,805

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.745% versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	28,362,000	Jul-11/4.745	45,663

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,866,000	Jul-11/4.5475	658,744

Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,866,000	Jul-11/4.5475	22,608

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	17,732,000	Jul-11/4.52	1,279,541

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	17,732,000	Jul-11/4.52	48,940

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	18,908,000	Jul-11/4.46	1,277,046

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	18,908,000	Jul-11/4.46	61,829

Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 5.36% versus the three
month USD-LIBOR-BBA maturing February 13, 2025.	1,574,340	Feb-15/5.36	79,504

Option on an interest rate swap with Barclays Bank PLC for
the obligation to pay a fixed rate of 5.36% versus the three
month USD-LIBOR-BBA maturing February 13, 2025.	1,574,340	Feb-15/5.36	126,262

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	5,469,460	Feb-15/5.27	291,763

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	5,469,460	Feb-15/5.27	417,046

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 5.51% versus the
three month USD-LIBOR-BBA maturing May 14, 2022.	12,203,000	May-12/5.51	1,508,715

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.51% versus the three month USD-LIBOR-BBA
maturing May 14, 2022.	12,203,000	May-12/5.51	101,989

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $16,991,499) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 3.89% versus the three month USD-LIBOR-BBA
maturing April 28, 2021.	$5,903,668	Apr-11/3.89	$11,571

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 0.70175% versus the six month CHF-LIBOR-BBA
maturing January 23, 2014.	CHF 14,050,000	Jan-12/0.70175	7,045

Option on an interest rate swap with UBS AG for the
obligation to pay a fixed rate of 0.722% versus the six
month CHF-LIBOR-BBA maturing January 23, 2014.	CHF 14,050,000	Jan-12/0.722	7,786

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.578% versus the six month CHF-LIBOR-BBA maturing
December 24, 2013.	CHF 14,050,000	Dec-11/0.578	3,209

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.602% versus the six month CHF-LIBOR-BBA maturing
December 22, 2013.	CHF 14,050,000	Dec-11/0.602	3,699

Total			$11,828,813

TBA SALE COMMITMENTS OUTSTANDING at 3/31/11 (proceeds receivable $90,485,313) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FHLMC, 3 1/2s, April 1, 2041	$12,000,000	4/13/11	$11,277,187

FHLMC, 4s, April 1, 2041	12,000,000	4/13/11	11,783,437

FNMA, 3 1/2s, April 1, 2041	4,000,000	4/13/11	3,766,875

FNMA, 4s, April 1, 2041	7,000,000	4/13/11	6,886,250

FNMA, 5 1/2s, April 1, 2041	53,000,000	4/13/11	56,685,154

Total			$90,398,903

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
GBP	13,670,000	$—	2/3/13	1.875%	6 month GBP-
					LIBOR-BBA	$(56,616)

GBP	6,110,000	—	2/3/16	3.0625%	6 month GBP-
					LIBOR-BBA	(86,003)

GBP	4,310,000	—	2/3/21	3.9225%	6 month GBP-
					LIBOR-BBA	(100,825)

GBP	8,890,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.87%	78,840

	$1,486,400	(1,351)	2/7/41	4.401%	3 month USD-
					LIBOR-BBA	(40,747)

Barclays Bank PLC
	20,062,000	—	2/25/16	3 month USD-
				LIBOR-BBA	2.3525%	13,033

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC cont.
EUR	5,400,000	$—	3/1/21	6 month EUR-
				EURIBOR-
				REUTERS	3.425%	$(110,077)

	$17,435,200	—	3/10/41	3 month USD-
				LIBOR-BBA	4.38%	334,858

	19,262,600	—	3/10/18	3.06%	3 month USD-
					LIBOR-BBA	(89,491)

	8,134,700	—	3/18/21	3 month USD-
				LIBOR-BBA	3.2925%	(169,537)

AUD	15,650,000	—	3/21/16	5.57%	6 month AUD-
					BBR-BBSW	72,979

AUD	11,890,000	—	3/21/21	6 month AUD-
				BBR-BBSW	5.88%	(110,139)

	$17,960,400	35,836	3/30/21	3 month USD-
				LIBOR-BBA	3.55%	38,558

	8,760,000	(11,568)	3/30/31	4.17%	3 month USD-
					LIBOR-BBA	(17,252)

GBP	6,920,000	—	1/18/21	3.7875%	6 month GBP-
					LIBOR-BBA	(51,566)

GBP	8,200,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	65,739

GBP	19,140,000	—	2/3/13	1.895%	6 month GBP-
					LIBOR-BBA	(91,305)

GBP	3,140,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.95%	85,275

EUR	131,000	—	2/9/21	3.53%	6 month EUR-
					EURIBOR-
					REUTERS	740

Citibank, N.A.
	$81,115,900	(25,665)	6/28/19	3 month USD-
				LIBOR-BBA	3.04%	(855,918)

SEK	17,680,000	—	11/23/20	3.25%	3 month SEK-
					STIBOR-SIDE	107,251

	$5,200,000	—	3/4/21	3.595%	3 month USD-
					LIBOR-BBA	(36,741)

	5,000,000	—	3/4/41	3 month USD-
				LIBOR-BBA	4.335%	60,453

SEK	18,860,000	—	3/24/21	3 month SEK-
				STIBOR-SIDE	3.8025%	(10,139)

SEK	13,690,000	—	2/4/21	3.79%	3 month SEK-
					STIBOR-SIDE	3,715

GBP	32,620,000	—	8/3/15	2.9225%	6 month GBP-
					LIBOR-BBA	(419,864)

GBP	9,680,000	—	8/3/20	6 month GBP-
				LIBOR-BBA	3.885%	240,461

GBP	40,770,000	—	8/3/12	6 month GBP-
				LIBOR-BBA	1.61%	113,450

SEK	17,680,000	—	11/23/20	3 month SEK-
				STIBOR-SIDE	3.75%	(16,252)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
	$29,700,000	$—	3/4/13	3 month USD-
				LIBOR-BBA	0.88625%	$3,088

	13,700,000	—	3/4/16	2.3875%	3 month USD-
					LIBOR-BBA	(20,138)

Credit Suisse International
CHF	5,060,000	—	12/14/20	2.1075%	6 month CHF-
					LIBOR-BBA	62,447

CHF	20,630,000	—	1/28/13	0.675%	6 month CHF-
					LIBOR-BBA	41,497

GBP	9,810,000	—	2/3/16	3.065%	6 month GBP-
					LIBOR-BBA	(139,879)

GBP	5,420,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.93%	132,380

SEK	13,690,000	—	2/7/21	3.82%	3 month SEK-
					STIBOR-SIDE	(1,370)

GBP	2,680,000	—	3/3/21	3.87375%	6 month GBP-
					LIBOR-BBA	(33,190)

CHF	2,680,000	—	3/7/21	2.27%	6 month CHF-
					LIBOR-BBA	8,007

	$10,585,000	—	3/9/41	3 month USD-
				LIBOR-BBA	4.395%	232,003

	76,731,100	(102,267)	3/14/16	3 month USD-
				LIBOR-BBA	2.35%	(207,774)

	5,460,300	(12,654)	3/14/41	3 month USD-
				LIBOR-BBA	4.36%	70,856

CHF	5,290,000	—	3/18/21	2.16%	6 month CHF-
					LIBOR-BBA	78,876

CHF	2,645,000	—	3/21/21	2.16%	6 month CHF-
					LIBOR-BBA	39,552

	$16,800,000 E	—	3/21/13	1.15625%	3 month USD-
					LIBOR-BBA	41,832

CHF	4,000,000	—	3/22/16	1.5075%	6 month CHF-
					LIBOR-BBA	30,995

SEK	3,570,000	—	3/29/21	3 month SEK-
				STIBOR-SIDE	3.81125%	(1,540)

SEK	10,010,000	—	4/4/21	3.815%	3 month SEK-
					STIBOR-SIDE	—

CHF	5,260,000	—	7/28/15	1.27%	6 month CHF-
					LIBOR-BBA	16,050

MXN	30,380,000	—	7/21/20	1 month MXN-
				TIIE-BANXICO	6.895%	(162,165)

CHF	27,400,000	—	2/9/13	0.6875%	6 month CHF-
					LIBOR-BBA	63,389

	$4,036,500	—	2/24/41	3 month USD-
				LIBOR-BBA	4.4025%	100,236

	32,977,100	(6,747)	2/24/15	2.04%	3 month USD-
					LIBOR-BBA	(168,472)

	109,551,000	8,132	2/24/13	3 month USD-
				LIBOR-BBA	0.96%	216,736

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
	$50,587,800	$(8,100)	2/24/21	3.69%	3 month USD-
					LIBOR-BBA	$(834,199)

CHF	2,690,000	—	2/25/21	6 month CHF-
				LIBOR-BBA	2.2125%	(21,078)

CHF	2,630,000	—	3/1/21	6 month CHF-
				LIBOR-BBA	2.24%	(14,259)

EUR	2,700,000	—	3/4/21	3.46%	6 month EUR-
					EURIBOR-
					REUTERS	44,584

SEK	23,600,000	—	3/4/21	3 month SEK-
				STIBOR-SIDE	3.78%	(16,342)

Deutsche Bank AG
	$59,321,000	(73,315)	2/3/14	2.25%	3 month USD-
					LIBOR-BBA	(1,617,048)

	69,044,300	(182,018)	3/10/19	3.58%	3 month USD-
					LIBOR-BBA	(2,057,896)

	1,119,900	28	11/3/12	3 month USD-
				LIBOR-BBA	0.50%	(2,051)

	84,614,100	198,217	7/27/20	3 month USD-
				LIBOR-BBA	2.94%	(2,982,804)

MXN	30,380,000	—	7/17/20	1 month MXN-
				TIIE-BANXICO	6.95%	(151,638)

	$71,281,100	12,567	12/31/14	1.91%	3 month USD-
					LIBOR-BBA	(405,819)

	139,700,000	—	1/8/14	2.375%	3 month USD-
					LIBOR-BBA	(4,399,392)

EUR	20,950,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	526,293

	$16,332,000	—	10/5/21	3 month USD-
				LIBOR-BBA	3.52057%	127,198

Goldman Sachs International
	153,936,000	(870,227)	2/15/25	3 month USD-
				LIBOR-BBA	4.2%	4,395,219

SEK	14,100,000	—	12/10/20	3.5775%	3 month SEK-
					STIBOR-SIDE	27,069

CHF	21,200,000	—	12/15/12	0.538%	6 month CHF-
					LIBOR-BBA	68,236

	$7,010,600	—	2/28/41	3 month USD-
				LIBOR-BBA	4.31%	58,086

EUR	2,700,000	—	3/2/21	3.4325%	6 month EUR-
					EURIBOR-
					REUTERS	52,934

SEK	23,600,000	—	3/2/21	3 month SEK-
				STIBOR-SIDE	3.7575%	(22,601)

	$15,527,100 E	—	3/19/13	1.09375%	3 month USD-
					LIBOR-BBA	47,047

	10,680,600	—	4/4/16	3 month USD-
				LIBOR-BBA	2.415%	—

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
GBP	3,350,000	$—	1/21/21	3.81%	6 month GBP-
					LIBOR-BBA	$(33,774)

JPMorgan Chase Bank, N.A.
	$55,513,700	84,202	2/16/21	3.76%	3 month USD-
					LIBOR-BBA	(1,213,499)

	15,857,800	97,936	2/16/41	4.49%	3 month USD-
					LIBOR-BBA	(551,103)

	8,374,100	25,771	2/18/41	4.43%	3 month USD-
					LIBOR-BBA	(227,844)

JPY	531,000,000	—	2/22/21	1.36375%	6 month JPY-
					LIBOR-BBA	(57,662)

	$8,686,500	—	3/9/26	3 month USD-
				LIBOR-BBA	4.07%	92,072

	32,995,900	(15,780)	3/11/13	3 month USD-
				LIBOR-BBA	0.91%	(7,695)

	2,211,100	3,778	3/11/21	3.64%	3 month USD-
					LIBOR-BBA	(18,602)

	33,500,000 E	—	3/21/13	1.1685%	3 month USD-
					LIBOR-BBA	79,395

	14,200,000 E	—	3/22/13	1.185%	3 month USD-
					LIBOR-BBA	31,808

	17,730,500	—	3/28/41	4.249%	3 month USD-
					LIBOR-BBA	96,635

	118,568,000	—	3/5/18	4.325%	3 month USD-
					LIBOR-BBA	(10,324,077)

	86,000,000	—	12/6/12	3 month USD-
				LIBOR-BBA	0.78375%	226,070

	10,900,000	—	1/4/21	3.4675%	3 month USD-
					LIBOR-BBA	(34,095)

MXN	4,340,000	—	7/16/20	1 month MXN-
				TIIE-BANXICO	6.99%	(20,625)

JPY	982,870,000	—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	(80,547)

	$38,982,400	(27,552)	1/31/21	3.51%	3 month USD-
					LIBOR-BBA	(183,879)

	33,491,200	(16,317)	1/31/16	3 month USD-
				LIBOR-BBA	2.24%	(76,324)

GBP	3,140,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.93105%	77,104

JPY	980,150,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	15,547

CAD	2,470,000	—	9/21/20	3.105%	3 month CAD-
					BA-CDOR	117,087

JPY	372,000,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	(58,836)

JPY	500,100,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	88,306

MXN	7,830,000	—	11/4/20	1 month MXN-
				TIIE-BANXICO	6.75%	(50,281)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

UBS, AG
CHF	27,830,000	$—	2/11/13	0.6975%	6 month CHF-
					LIBOR-BBA	$59,219

CHF	4,140,000	—	2/17/21	2.275%	6 month CHF-
					LIBOR-BBA	4,164

CHF	7,590,000	—	3/28/21	6 month CHF-
				LIBOR-BBA	2.21%	(80,628)

Total						$(19,954,229)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$89,222	$—	1/12/40	5.00% (1 month	Synthetic TRS	$1,125
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

33,806	—	1/12/40	4.50% (1 month	Synthetic TRS	195
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

270,743	—	1/12/40	5.00% (1 month	Synthetic TRS	3,413
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

154,601	—	1/12/40	5.00% (1 month	Synthetic TRS	1,949
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

415,345	—	1/12/40	5.00% (1 month	Synthetic TRS	5,236
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

509,182	239	1/12/40	5.00% (1 month	Synthetic TRS	6,448
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

180,574	(734)	1/12/40	4.50% (1 month	Synthetic TRS	(91)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

102,760	(1,317)	1/12/41	5.00% (1 month	Synthetic TRS	(66)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

5,754,066	—	1/12/40	5.00% (1 month	Synthetic TRS	72,540
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$181,521	$—	1/12/40	5.00% (1 month	Synthetic TRS	$2,288
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	238,292	—	1/12/40	4.50% (1 month	Synthetic TRS	1,377
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	1,088,440	—	1/12/39	5.50% (1 month	Synthetic TRS	9,252
				USD-LIBOR)	Index 5.50%
					30 year Fannie Mae
					pools

Citibank, N.A.
baskets	218,923	—	3/28/12	(3 month USD-	A basket	454,915
				LIBOR-BBA)	(CGPUTNAT)
					of common stocks

GBP	5,450,000	—	5/18/13	(3.38%)	GBP Non-revised	214,770
					UK Retail Price
					Index

	$9,069 F	—	2/22/12	(1 month USD-	MSCI Daily Total	294,281
				LIBOR-BBA	Return Net Brazil
				plus 0.45%)	USD Index

	8,689 F	—	2/22/12	(1 month USD-	MSCI Daily Total	281,873
				LIBOR-BBA	Return Net Brazil
				plus 0.50%)	USD Index

	2,853 F	—	2/22/12	(1 month USD-	MSCI Daily Total	92,482
				LIBOR-BBA	Return Net Brazil
				plus 0.50%)	USD Index

Goldman Sachs International
	2,725,000	—	7/28/11	(0.685%)	USA Non Revised	56,858
					Consumer Price
					Index - Urban (CPI-U)

	2,725,000	—	7/29/11	(0.76%)	USA Non Revised	54,862
					Consumer Price
					Index - Urban (CPI-U)

	2,725,000	—	7/30/11	(0.73%)	USA Non Revised	55,727
					Consumer Price
					Index - Urban (CPI-U)

	2,690,000	—	3/1/16	2.47%	USA Non Revised	(5,292)
					Consumer Price
					Index - Urban (CPI-U)

	1,345,000	—	3/2/16	2.45%	USA Non Revised	(3,892)
					Consumer Price
					Index - Urban (CPI-U)

	2,690,000	—	3/3/16	2.45%	USA Non Revised	(7,641)
					Consumer Price
					Index - Urban (CPI-U)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$2,690,000	$—	3/7/16	2.51%	USA Non Revised	$822
					Consumer Price
					Index - Urban (CPI-U)

baskets	476	—	9/26/11	(1 month USD-	A basket	(2,142)
				LIBOR-BBA plus	(GSGLPMIN)
				60 bp)	of common stocks

JPMorgan Chase Bank, N.A.
shares	804,010	—	10/20/11	(3 month USD-	iShares MSCI	1,380,797
				LIBOR-BBA	Emerging Markets
				plus 5 bp)	Index

Total						$2,972,086

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on the securities’ valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series
16 Version 1 Index	B+	$(961,088)	$42,715,000	6/20/16	500 bp	$1,613

Citibank, N.A.
DJ CDX EM Series 11
Index	—	(8,100)	300,000	6/20/14	(500 bp)	(41,607)

DJ CDX NA IG Series
16 Version 1 Index	BBB+	(20,299)	8,725,000	6/20/16	100 bp	2,454

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	(13,976)	1,570,000	12/20/19	(100 bp)	139,263

DJ CDX NA HY Series
16 Version 1 Index	B+	(524,597)	25,435,000	6/20/16	500 bp	48,651

DJ CMB NA CMBX AJ
Index	—	(806,039)	2,507,000	2/17/51	(96 bp)	(294,578)

Deutsche Bank AG
DJ CDX EM Series 11
Index	—	(37,840)	1,720,000	6/20/14	(500 bp)	(230,183)

DJ CDX NA HY Series
15 Version 1 Index	B+	19,063	610,000	12/20/15	500 bp	41,149

Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	895,000	12/20/13	112 bp	8,764

Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B2	—	EUR 580,000	9/20/13	715 bp	115,500

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Deutsche Bank AG cont.
Universal Corp.,
5.2%, 10/15/13	—	$—	$790,000	3/20/15	(95 bp)	$36,388

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	BB–	—	EUR 800,000	9/20/13	477 bp	91,292

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	BB–	—	EUR 800,000	9/20/13	535 bp	107,295

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	—	$605,000	9/20/13	495 bp	48,450

Lighthouse
International Co,
SA, 8%, 4/30/14	Caa2	—	EUR 745,000	3/20/13	680 bp	(544,304)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	—	$820,000	12/20/13	118.1 bp	8,955

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series
16 Version 1 Index	B+	(387,788)	17,235,000	6/20/16	500 bp	(1,742)

Merrill Lynch International
Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	950,000	12/20/13	113 bp	9,561

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	—	(25,334)	EUR 2,129,000	12/20/14	(500 bp)	(223,481)

Universal Corp.,
5.2%, 10/15/13	—	—	$2,370,000	3/20/13	(89 bp)	29,905

Total						$(646,655)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Conservative Portfolio

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $319,416,512) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Sell	4/20/11	$156,100	$148,628	$(7,472)

	Brazilian Real	Buy	4/20/11	166,534	164,157	2,377

	British Pound	Sell	4/20/11	7,387,727	7,462,430	74,703

	Canadian Dollar	Sell	4/20/11	1,169,100	1,160,706	(8,394)

	Chilean Peso	Sell	4/20/11	275,204	276,918	1,714

	Czech Koruna	Sell	4/20/11	704,818	703,572	(1,246)

	Euro	Sell	4/20/11	17,973,847	17,434,078	(539,769)

	Japanese Yen	Sell	4/20/11	4,012,240	4,080,281	68,041

	Mexican Peso	Buy	4/20/11	232,094	227,735	4,359

	Norwegian Krone	Buy	4/20/11	1,014,936	1,004,714	10,222

	Singapore Dollar	Buy	4/20/11	1,849,978	1,829,729	20,249

	South African Rand	Buy	4/20/11	1,505	1,484	21

	South Korean Won	Buy	4/20/11	991,457	975,375	16,082

	Swedish Krona	Sell	4/20/11	4,601,636	4,581,872	(19,764)

	Swiss Franc	Sell	4/20/11	2,143,766	2,170,219	26,453

	Taiwan Dollar	Buy	4/20/11	90,246	90,824	(578)

	Turkish Lira	Sell	4/20/11	285,007	270,672	(14,335)

Barclays Bank PLC

	Australian Dollar	Sell	4/20/11	39,723	37,613	(2,110)

	Brazilian Real	Buy	4/20/11	1,289,128	1,264,695	24,433

	British Pound	Sell	4/20/11	4,835,627	4,890,593	54,966

	Canadian Dollar	Sell	4/20/11	2,290,730	2,275,877	(14,853)

	Chilean Peso	Buy	4/20/11	18,174	18,302	(128)

	Czech Koruna	Sell	4/20/11	455,611	453,946	(1,665)

	Euro	Buy	4/20/11	3,411,922	3,377,735	34,187

	Hungarian Forint	Buy	4/20/11	1,714,936	1,699,941	14,995

	Indian Rupee	Sell	4/20/11	1,337,608	1,314,199	(23,409)

	Japanese Yen	Sell	4/20/11	5,082,185	5,130,857	48,672

	Mexican Peso	Sell	4/20/11	139,544	138,723	(821)

	New Zealand Dollar	Sell	4/20/11	363,662	351,008	(12,654)

	Norwegian Krone	Buy	4/20/11	3,445,083	3,425,969	19,114

	Philippines Peso	Buy	4/20/11	566,620	568,706	(2,086)

	Polish Zloty	Sell	4/20/11	639,041	639,267	226

	Singapore Dollar	Buy	4/20/11	1,898,680	1,885,832	12,848

	South Korean Won	Buy	4/20/11	1,281,335	1,254,653	26,682

	Swedish Krona	Sell	4/20/11	2,613,804	2,605,743	(8,061)

	Swiss Franc	Sell	4/20/11	2,048,049	2,068,209	20,160

	Taiwan Dollar	Sell	4/20/11	265,386	264,479	(907)

	Thai Baht	Buy	4/20/11	557,831	554,277	3,554

	Turkish Lira	Sell	4/20/11	237,065	227,775	(9,290)

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $319,416,512) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A.

	Australian Dollar	Buy	4/20/11	$726,396	$709,930	$16,466

	Brazilian Real	Sell	4/20/11	2,240,604	2,208,814	(31,790)

	British Pound	Sell	4/20/11	404,789	399,011	(5,778)

	Canadian Dollar	Buy	4/20/11	953,112	946,879	6,233

	Chilean Peso	Buy	4/20/11	253,114	254,788	(1,674)

	Czech Koruna	Buy	4/20/11	335,626	333,544	2,082

	Danish Krone	Buy	4/20/11	830,193	815,271	14,922

	Euro	Buy	4/20/11	4,328,572	4,266,642	61,930

	Hungarian Forint	Buy	4/20/11	298,097	298,380	(283)

	Japanese Yen	Sell	4/20/11	1,232,635	1,253,577	20,942

	Mexican Peso	Buy	4/20/11	1,043,768	1,027,989	15,779

	New Zealand Dollar	Sell	4/20/11	46,287	44,645	(1,642)

	Norwegian Krone	Buy	4/20/11	820,737	812,861	7,876

	Polish Zloty	Sell	4/20/11	715,330	712,142	(3,188)

	Singapore Dollar	Buy	4/20/11	648,202	639,532	8,670

	South African Rand	Buy	4/20/11	984,211	968,099	16,112

	South Korean Won	Buy	4/20/11	492,907	484,256	8,651

	Swedish Krona	Buy	4/20/11	1,494,542	1,489,669	4,873

	Swiss Franc	Sell	4/20/11	217,192	181,698	(35,494)

	Taiwan Dollar	Buy	4/20/11	628,461	625,995	2,466

	Turkish Lira	Buy	4/20/11	179,171	172,174	6,997

Credit Suisse AG

	Australian Dollar	Sell	4/20/11	1,405,413	1,340,241	(65,172)

	Brazilian Real	Buy	4/20/11	683,738	671,146	12,592

	British Pound	Sell	4/20/11	1,045,224	1,048,047	2,823

	Canadian Dollar	Sell	4/20/11	4,804,981	4,774,170	(30,811)

	Czech Koruna	Buy	4/20/11	2,766	2,750	16

	Euro	Buy	4/20/11	5,706,175	5,568,468	137,707

	Indian Rupee	Sell	4/20/11	197,114	194,756	(2,358)

	Japanese Yen	Sell	4/20/11	14,177,810	14,414,802	236,992

	Malaysian Ringgit	Buy	4/20/11	897,821	898,235	(414)

	Mexican Peso	Buy	4/20/11	675,112	673,707	1,405

	Norwegian Krone	Buy	4/20/11	2,572,112	2,560,210	11,902

	Polish Zloty	Sell	4/20/11	938,846	938,424	(422)

	South African Rand	Buy	4/20/11	559,170	551,084	8,086

	South Korean Won	Buy	4/20/11	1,695,125	1,673,882	21,243

	Swedish Krona	Sell	4/20/11	2,841,986	2,833,182	(8,804)

	Swiss Franc	Sell	4/20/11	3,706,133	3,710,088	3,955

	Taiwan Dollar	Sell	4/20/11	339,121	337,962	(1,159)

	Turkish Lira	Buy	4/20/11	527,952	507,957	19,995

Deutsche Bank AG

	Australian Dollar	Buy	4/20/11	2,374,803	2,320,138	54,665

	Brazilian Real	Sell	4/20/11	95,887	93,061	(2,826)

	British Pound	Sell	4/20/11	2,226,502	2,239,425	12,923

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $319,416,512) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	Canadian Dollar	Buy	4/20/11	$338,068	$335,759	$2,309

	Chilean Peso	Buy	4/20/11	107,212	107,789	(577)

	Czech Koruna	Sell	4/20/11	218,870	217,111	(1,759)

	Euro	Buy	4/20/11	1,521,978	1,489,932	32,046

	Hungarian Forint	Buy	4/20/11	1,045,543	1,039,097	6,446

	Malaysian Ringgit	Buy	4/20/11	892,214	892,066	148

	Mexican Peso	Buy	4/20/11	275,518	270,553	4,965

	New Zealand Dollar	Sell	4/20/11	274,367	264,759	(9,608)

	Norwegian Krone	Buy	4/20/11	1,491,851	1,485,371	6,480

	Philippines Peso	Buy	4/20/11	564,755	566,441	(1,686)

	Polish Zloty	Sell	4/20/11	477,907	473,409	(4,498)

	Singapore Dollar	Buy	4/20/11	1,293,073	1,280,799	12,274

	South Korean Won	Buy	4/20/11	1,405,116	1,380,206	24,910

	Swedish Krona	Sell	4/20/11	828,902	824,613	(4,289)

	Swiss Franc	Sell	4/20/11	1,541,848	1,562,548	20,700

	Taiwan Dollar	Buy	4/20/11	3,926	3,911	15

	Turkish Lira	Buy	4/20/11	530,148	516,932	13,216

Goldman Sachs International

	Australian Dollar	Buy	4/20/11	1,670,131	1,649,271	20,860

	British Pound	Sell	4/20/11	2,686,870	2,729,846	42,976

	Canadian Dollar	Sell	4/20/11	674,382	669,920	(4,462)

	Chilean Peso	Buy	4/20/11	110,654	111,367	(713)

	Euro	Sell	4/20/11	1,717,034	1,665,639	(51,395)

	Hungarian Forint	Buy	4/20/11	979,751	979,190	561

	Japanese Yen	Sell	4/20/11	1,216,508	1,237,214	20,706

	Norwegian Krone	Buy	4/20/11	476,010	470,802	5,208

	Polish Zloty	Sell	4/20/11	620,276	620,174	(102)

	South African Rand	Buy	4/20/11	14,977	14,635	342

	Swedish Krona	Sell	4/20/11	1,215,128	1,213,147	(1,981)

	Swiss Franc	Sell	4/20/11	237,493	233,968	(3,525)

HSBC Bank USA, National Association

	Australian Dollar	Buy	4/20/11	1,573,113	1,537,670	35,443

	British Pound	Sell	4/20/11	5,613,216	5,703,017	89,801

	Euro	Buy	4/20/11	2,940,465	2,924,495	15,970

	Indian Rupee	Sell	4/20/11	197,114	194,241	(2,873)

	Japanese Yen	Buy	4/20/11	99,033	117,268	(18,235)

	New Zealand Dollar	Sell	4/20/11	390,504	376,752	(13,752)

	Norwegian Krone	Buy	4/20/11	395,368	391,323	4,045

	Philippines Peso	Buy	4/20/11	564,755	565,788	(1,033)

	Singapore Dollar	Buy	4/20/11	1,204,076	1,190,152	13,924

	South Korean Won	Buy	4/20/11	471,782	469,411	2,371

	Swiss Franc	Sell	4/20/11	589,039	580,167	(8,872)

	Taiwan Dollar	Sell	4/20/11	231,376	231,448	72

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $319,416,512) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	4/20/11	$1,903,815	$1,883,686	$20,129

	Brazilian Real	Buy	4/20/11	286,256	281,406	4,850

	British Pound	Sell	4/20/11	533,133	521,655	(11,478)

	Canadian Dollar	Sell	4/20/11	161,501	160,426	(1,075)

	Chilean Peso	Sell	4/20/11	294,754	292,432	(2,322)

	Czech Koruna	Sell	4/20/11	24,462	24,323	(139)

	Euro	Buy	4/20/11	5,429,490	5,299,668	129,822

	Hong Kong Dollar	Sell	4/20/11	3,139,497	3,136,043	(3,454)

	Hungarian Forint	Buy	4/20/11	165,160	158,999	6,161

	Japanese Yen	Sell	4/20/11	460,844	468,726	7,882

	Malaysian Ringgit	Buy	4/20/11	800,555	801,321	(766)

	Mexican Peso	Buy	4/20/11	735,079	727,212	7,867

	New Zealand Dollar	Sell	4/20/11	362,900	350,103	(12,797)

	Norwegian Krone	Buy	4/20/11	674,717	668,095	6,622

	Polish Zloty	Sell	4/20/11	299,665	299,325	(340)

	Singapore Dollar	Buy	4/20/11	1,376,359	1,359,928	16,431

	South African Rand	Buy	4/20/11	1,179,755	1,160,814	18,941

	South Korean Won	Buy	4/20/11	277,863	274,326	3,537

	Swedish Krona	Sell	4/20/11	1,371,839	1,363,180	(8,659)

	Swiss Franc	Sell	4/20/11	513,949	513,002	(947)

	Taiwan Dollar	Buy	4/20/11	340,210	342,494	(2,284)

	Thai Baht	Buy	4/20/11	565,764	562,002	3,762

	Turkish Lira	Sell	4/20/11	552,698	530,777	(21,921)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	4/20/11	640,536	630,615	9,921

	Brazilian Real	Buy	4/20/11	956,426	951,618	4,808

	British Pound	Sell	4/20/11	4,143,630	4,169,993	26,363

	Canadian Dollar	Sell	4/20/11	1,615,936	1,605,426	(10,510)

	Chilean Peso	Buy	4/20/11	6,407	6,274	133

	Czech Koruna	Sell	4/20/11	253,327	253,130	(197)

	Euro	Buy	4/20/11	7,090,023	6,974,891	115,132

	Hungarian Forint	Buy	4/20/11	1,143,670	1,142,352	1,318

	Indian Rupee	Sell	4/20/11	1,122,610	1,107,466	(15,144)

	Japanese Yen	Sell	4/20/11	2,349,672	2,371,367	21,695

	Malaysian Ringgit	Buy	4/20/11	897,821	898,531	(710)

	Mexican Peso	Buy	4/20/11	1,359,814	1,347,293	12,521

	New Zealand Dollar	Sell	4/20/11	691,714	680,506	(11,208)

	Norwegian Krone	Buy	4/20/11	1,547,471	1,526,831	20,640

	Polish Zloty	Buy	4/20/11	41,155	40,742	413

	Singapore Dollar	Buy	4/20/11	1,025,606	1,015,005	10,601

	South African Rand	Buy	4/20/11	817,382	803,051	14,331

	South Korean Won	Buy	4/20/11	1,101,299	1,081,770	19,529

	Swedish Krona	Sell	4/20/11	127,098	123,475	(3,623)

	Swiss Franc	Sell	4/20/11	3,196,440	3,207,616	11,176

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $319,416,512) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The) cont.

	Taiwan Dollar	Sell	4/20/11	$202,812	$202,634	$(178)

	Turkish Lira	Buy	4/20/11	386,449	386,255	194

State Street Bank and Trust Co.

	Australian Dollar	Buy	4/20/11	616,950	595,466	21,484

	Brazilian Real	Buy	4/20/11	1,317,179	1,291,961	25,218

	British Pound	Sell	4/20/11	3,000,742	3,009,539	8,797

	Canadian Dollar	Sell	4/20/11	983,555	977,139	(6,416)

	Euro	Buy	4/20/11	734,655	713,432	21,223

	Hungarian Forint	Buy	4/20/11	991,604	980,747	10,857

	Japanese Yen	Sell	4/20/11	2,851,979	2,899,350	47,371

	Malaysian Ringgit	Buy	4/20/11	935,883	937,025	(1,142)

	Mexican Peso	Buy	4/20/11	669,653	657,376	12,277

	Norwegian Krone	Buy	4/20/11	2,000,541	1,979,229	21,312

	Philippines Peso	Buy	4/20/11	564,755	567,516	(2,761)

	Polish Zloty	Sell	4/20/11	81,535	81,441	(94)

	Singapore Dollar	Buy	4/20/11	1,134,592	1,123,830	10,762

	South African Rand	Buy	4/20/11	691,545	681,549	9,996

	Swedish Krona	Sell	4/20/11	857,088	854,053	(3,035)

	Swiss Franc	Sell	4/20/11	2,834,853	2,851,144	16,291

	Taiwan Dollar	Buy	4/20/11	443,975	441,904	2,071

	Thai Baht	Buy	4/20/11	565,770	562,378	3,392

UBS AG

	Australian Dollar	Buy	4/20/11	4,730,882	4,676,469	54,413

	Brazilian Real	Buy	4/20/11	1,367,048	1,358,883	8,165

	British Pound	Sell	4/20/11	3,732,576	3,792,620	60,044

	Canadian Dollar	Sell	4/20/11	2,484,428	2,476,868	(7,560)

	Czech Koruna	Sell	4/20/11	139,482	139,242	(240)

	Euro	Buy	4/20/11	934,538	969,057	(34,519)

	Hungarian Forint	Buy	4/20/11	1,094,590	1,090,356	4,234

	Indian Rupee	Sell	4/20/11	1,135,280	1,119,684	(15,596)

	Japanese Yen	Sell	4/20/11	7,934,849	8,068,572	133,723

	Mexican Peso	Buy	4/20/11	1,348,242	1,342,092	6,150

	New Zealand Dollar	Sell	4/20/11	696,518	685,260	(11,258)

	Norwegian Krone	Buy	4/20/11	907,842	911,577	(3,735)

	Polish Zloty	Buy	4/20/11	891,143	881,939	9,204

	Singapore Dollar	Buy	4/20/11	2,487,471	2,467,564	19,907

	South African Rand	Buy	4/20/11	766,991	754,961	12,030

	South Korean Won	Buy	4/20/11	1,380,279	1,350,442	29,837

	Swedish Krona	Buy	4/20/11	246,693	238,567	8,126

	Swiss Franc	Sell	4/20/11	5,601,601	5,614,351	12,750

	Taiwan Dollar	Sell	4/20/11	4,463	4,460	(3)

	Thai Baht	Buy	4/20/11	557,831	553,922	3,909

	Turkish Lira	Buy	4/20/11	678,564	675,166	3,398

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $319,416,512) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Westpac Banking Corp.

	Australian Dollar	Buy	4/20/11	$2,432,319	$2,406,190	$26,129

	British Pound	Sell	4/20/11	3,018,411	3,066,635	48,224

	Canadian Dollar	Buy	4/20/11	1,761,441	1,727,552	33,889

	Euro	Buy	4/20/11	5,963,382	5,788,151	175,231

	Japanese Yen	Sell	4/20/11	5,096,943	5,183,319	86,376

	New Zealand Dollar	Buy	4/20/11	116,061	109,460	6,601

	Norwegian Krone	Buy	4/20/11	3,083,970	3,066,198	17,772

	Swedish Krona	Sell	4/20/11	3,018,476	2,979,375	(39,101)

	Swiss Franc	Sell	4/20/11	1,372,460	1,388,092	15,632

Total						$1,837,794

FUTURES CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	26	$2,688,609	Apr-11	$18,525

Australian Government Treasury
Bond 10 yr (Long)	53	5,179,540	Jun-11	1,559

Australian Government Treasury
Bond 10 yr (Short)	25	18,365,484	Jun-11	(1,250)

Canadian Government Bond
10 yr (Long)	48	5,946,113	Jun-11	(21,282)

DAX Index (Long)	46	11,559,598	Jun-11	32,595

Euro STOXX 50 Index (Short)	675	27,260,700	Jun-11	(538,447)

Euro-Bobl 5 yr (Short)	5	813,476	Jun-11	(17)

Euro-Bund 10 yr (Long)	200	34,444,733	Jun-11	(150,661)

Euro-CAC 40 Index (Short)	142	8,047,736	Apr-11	(39,281)

Euro-Dollar 90 day (Short)	302	74,854,475	Mar-12	143,745

Euro-Schatz 2 yr (Long)	8	1,217,608	Jun-11	49

Euro-Swiss Franc 3 Month (Short)	22	5,962,460	Dec-11	276

Euro-Swiss Franc 3 Month (Short)	22	5,914,443	Dec-12	659

Euro-Swiss Franc 3 Month (Short)	22	5,930,649	Jun-12	5,678

Euro-Swiss Franc 3 Month (Short)	22	5,949,255	Mar-12	1,259

Euro-Swiss Franc 3 Month (Short)	22	5,974,464	Sep-11	877

FTSE 100 Index (Short)	163	15,410,081	Jun-11	(335,666)

FTSE/MIB Index (Long)	32	4,851,572	Jun-11	41,462

Japanese Government Bond
10 yr (Short)	11	18,476,769	Jun-11	16,912

Japanese Government Bond
10 yr Mini (Short)	8	1,343,958	Jun-11	(6,057)

MSCI EAFE Index E-Mini (Short)	101	8,519,350	Jun-11	(121,402)

NASDAQ 100 Index E-Mini (Short)	144	6,728,400	Jun-11	(80,928)

Russell 2000 Index Mini (Short)	595	50,081,150	Jun-11	(887,051)

S&P 500 Index (Long)	32	10,568,000	Jun-11	77,955

S&P 500 Index E-Mini (Long)	183	12,087,150	Jun-11	42,709

FUTURES CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index E-Mini (Short)	435	$28,731,750	Jun-11	$(229,245)

S&P Mid Cap 400 Index
E-Mini (Long)	39	3,849,300	Jun-11	108,912

S&P Mid Cap 400 Index
E-Mini (Short)	38	3,750,600	Jun-11	(110,466)

SGX MSCI Singapore Index (Short)	41	2,386,341	Apr-11	(50,276)

SPI 200 Index (Short)	46	5,798,958	Jun-11	(287,482)

Tokyo Price Index (Long)	87	9,068,609	Jun-11	(772,245)

Tokyo Price Index (Short)	143	14,905,874	Jun-11	1,221,710

U.K. Gilt 10 yr (Long)	124	23,342,420	Jun-11	212,093

U.S. Treasury Bond 20 yr (Long)	932	112,014,750	Jun-11	1,429,723

U.S. Treasury Bond 30 yr (Long)	140	17,298,750	Jun-11	287,937

U.S. Treasury Bond 30 yr (Short)	408	50,413,500	Jun-11	(903,369)

U.S. Treasury Note 2 yr (Long)	98	21,376,250	Jun-11	(11,639)

U.S. Treasury Note 2 yr (Short)	83	18,104,375	Jun-11	(39,064)

U.S. Treasury Note 5 yr (Long)	1,156	135,008,156	Jun-11	606,319

U.S. Treasury Note 10 yr (Long)	153	18,211,781	Jun-11	90,757

Total				$(244,117)

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $16,328,354) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	$9,242,000	Aug-11/4.49	$630,674

Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	9,242,000	Aug-11/4.49	43,530

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.525% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	18,744,000	Jul-11/4.525	1,359,877

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.525% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	18,744,000	Jul-11/4.525	50,984

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	6,539,000	Aug-11/4.475	438,244

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.475%
versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	6,539,000	Aug-11/4.475	32,826

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,621,000	Aug-11/4.55	336,085

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $16,328,354) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.55%
versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	$4,621,000	Aug-11/4.55	$18,854

Option on an interest rate swap with Bank of America,
N.A. for the obligation to pay a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	4,875,000	Aug-11/4.70	413,936

Option on an interest rate swap with Bank of America,
N.A. for the obligation to receive a fixed rate of 4.70%
versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	4,875,000	Aug-11/4.70	11,261

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of
4.745% versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	28,116,000	Jul-11/4.745	2,519,757

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.745% versus the three month USD-LIBOR-BBA
maturing July 27, 2021.	28,116,000	Jul-11/4.745	45,267

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	18,744,000	Jul-11/4.46	1,265,970

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing July 26, 2021.	18,744,000	Jul-11/4.46	61,293

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,789,500	Jul-11/4.5475	653,060

Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	8,789,500	Jul-11/4.5475	22,413

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	17,579,000	Jul-11/4.52	1,268,501

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	17,579,000	Jul-11/4.52	48,518

Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month
USD-LIBOR-BBA maturing February 13, 2025.	419,740	Feb-15/5.36	33,663

Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 5.36% versus the three
month USD-LIBOR-BBA maturing February 13, 2025.	419,740	Feb-15/5.36	21,197

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	3,835,120	Feb-15/5.27	292,428

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $16,328,354) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.27% versus the three month USD-LIBOR-BBA
maturing February 12, 2025.	$3,835,120	Feb-15/5.27	$204,581

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	9,715,000	May-12/5.51	1,201,111

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 5.51% versus the three month USD-LIBOR-BBA
maturing May 14, 2022.	9,715,000	May-12/5.51	81,195

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate
of 3.89% versus the three month USD-LIBOR-BBA
maturing April 28, 2021.	6,312,433	Apr-11/3.89	12,372

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 0.70175% versus the six month CHF-LIBOR-BBA
maturing January 23, 2014.	CHF 15,370,000	Jan-12/0.702	7,707

Option on an interest rate swap with UBS AG for the
obligation to pay a fixed rate of 0.722% versus the six
month CHF-LIBOR-BBA maturing January 23, 2014.	CHF 15,370,000	Jan-12/0.722	8,518

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.578% versus the six month CHF-LIBOR-BBA maturing
December 24, 2013.	CHF 15,370,000	Dec-11/0.578	3,511

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.602% versus the six month CHF-LIBOR-BBA maturing
December 22, 2013.	CHF 15,370,000	Dec-11/0.602	4,046

Total			$11,091,379

TBA SALE COMMITMENTS OUTSTANDING at 3/31/11 (proceeds receivable $118,901,719) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FHLMC, 3 1/2s, April 1, 2041	$18,000,000	4/13/11	$16,915,781

FHLMC, 4s, April 1, 2041	18,000,000	4/13/11	17,675,156

FNMA, 3 1/2s, April 1, 2041	1,000,000	4/13/11	941,719

FNMA, 4s, April 1, 2041	2,000,000	4/13/11	1,967,500

FNMA, 5 1/2s, April 1, 2041	76,000,000	4/13/11	81,284,371

Total			$118,784,527

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
GBP	15,010,000	$—	2/3/13	1.875%	6 month GBP-
					LIBOR-BBA	$(62,165)

GBP	6,720,000	—	2/3/16	3.0625%	6 month GBP-
					LIBOR-BBA	(94,589)

GBP	4,740,000	—	2/3/21	3.9225%	6 month GBP-
					LIBOR-BBA	(110,884)

GBP	9,760,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.87%	86,556

	$74,170,200	(111,041)	2/7/15	1.891%	3 month USD-
					LIBOR-BBA	(155,497)

Barclays Bank PLC
	1,153,400	(215)	2/17/19	3.4%	3 month USD-
					LIBOR-BBA	(19,409)

EUR	5,930,000	—	3/1/21	6 month EUR-
				EURIBOR-
				REUTERS	3.425%	(120,881)

	$23,199,200	—	3/10/41	3 month USD-
				LIBOR-BBA	4.38%	445,561

	22,752,600	—	3/10/18	3.06%	3 month USD-
					LIBOR-BBA	(105,705)

AUD	17,320,000	—	3/21/16	5.57%	6 month AUD-
					BBR-BBSW	80,767

AUD	13,160,000	—	3/21/21	6 month AUD-
				BBR-BBSW	5.88%	(121,904)

	$30,874,600	(37,539)	3/30/16	2.39%	3 month USD-
					LIBOR-BBA	(4,482)

	27,153,200	54,178	3/30/21	3 month USD-
				LIBOR-BBA	3.55%	58,293

	6,337,000	(8,369)	3/30/31	4.17%	3 month USD-
					LIBOR-BBA	(12,480)

GBP	7,360,000	—	1/18/21	3.7875%	6 month GBP-
					LIBOR-BBA	(54,845)

GBP	9,010,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	72,233

GBP	21,020,000	—	2/3/13	1.895%	6 month GBP-
					LIBOR-BBA	(100,274)

GBP	3,450,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.95%	93,694

Citibank, N.A.
	$35,796,300	(11,326)	6/28/19	3 month USD-
				LIBOR-BBA	3.04%	(377,715)

SEK	19,200,000	—	11/23/20	3.25%	3 month SEK-
					STIBOR-SIDE	116,472

	$1,200,000	—	3/4/21	3 month USD-
				LIBOR-BBA	3.595%	8,479

	200,000	—	3/4/41	4.335%	3 month USD-
					LIBOR-BBA	(2,418)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
SEK	20,870,000	$—	3/24/21	3 month SEK-
				STIBOR-SIDE	3.8025%	$(11,219)

SEK	14,990,000	—	2/4/21	3.79%	3 month SEK-
					STIBOR-SIDE	4,067

GBP	35,830,000	—	8/3/15	2.9225%	6 month GBP-
					LIBOR-BBA	(461,181)

GBP	10,630,000	—	8/3/20	6 month GBP-
				LIBOR-BBA	3.885%	264,060

GBP	44,780,000	—	8/3/12	6 month GBP-
				LIBOR-BBA	1.61%	124,609

SEK	19,200,000	—	11/23/20	3 month SEK-
				STIBOR-SIDE	3.75%	(17,649)

	$20,300,000	—	3/4/13	3 month USD-
				LIBOR-BBA	0.88625%	2,111

	2,800,000	—	3/4/16	2.3875%	3 month USD-
					LIBOR-BBA	(4,116)

Credit Suisse International
CHF	5,540,000	—	12/14/20	2.1075%	6 month CHF-
					LIBOR-BBA	68,371

CHF	21,170,000	—	1/28/13	0.675%	6 month CHF-
					LIBOR-BBA	42,583

GBP	10,780,000	—	2/3/16	3.065%	6 month GBP-
					LIBOR-BBA	(153,710)

GBP	5,960,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.93%	145,569

SEK	14,990,000	—	2/7/21	3.82%	3 month SEK-
					STIBOR-SIDE	(1,500)

GBP	2,950,000	—	3/3/21	3.87375%	6 month GBP-
					LIBOR-BBA	(36,534)

CHF	2,950,000	—	3/7/21	2.27%	6 month CHF-
					LIBOR-BBA	8,814

	$8,016,900	(18,579)	3/14/41	3 month USD-
				LIBOR-BBA	4.36%	104,032

CHF	5,840,000	—	3/18/21	2.16%	6 month CHF-
					LIBOR-BBA	87,076

CHF	2,920,000	—	3/21/21	2.16%	6 month CHF-
					LIBOR-BBA	43,665

	$17,100,000 E	—	3/21/13	1.15625%	3 month USD-
					LIBOR-BBA	42,579

CHF	4,640,000	—	3/22/16	1.5075%	6 month CHF-
					LIBOR-BBA	35,954

	$5,900,000	—	3/23/21	3.452%	3 month USD-
					LIBOR-BBA	44,900

SEK	3,960,000	—	3/29/21	3 month SEK-
				STIBOR-SIDE	3.81125%	(1,708)

SEK	11,090,000	—	4/4/21	3.815%	3 month SEK-
					STIBOR-SIDE	—

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
CHF	5,520,000	$—	7/28/15	1.27%	6 month CHF-
					LIBOR-BBA	$16,844

MXN	31,990,000	—	7/21/20	1 month MXN-
				TIIE-BANXICO	6.895%	(170,759)

CHF	30,050,000	—	2/9/13	0.6875%	6 month CHF-
					LIBOR-BBA	69,520

	$8,855,500	657	2/24/13	3 month USD-
				LIBOR-BBA	0.96%	17,520

	131,608,100	(30,470)	2/24/16	2.48%	3 month USD-
					LIBOR-BBA	(932,826)

	11,656,400	(1,866)	2/24/21	3.69%	3 month USD-
					LIBOR-BBA	(192,216)

CHF	2,970,000	—	2/25/21	6 month CHF-
				LIBOR-BBA	2.2125%	(23,272)

CHF	2,760,000	—	3/1/21	6 month CHF-
				LIBOR-BBA	2.24%	(14,963)

EUR	2,965,000	—	3/4/21	3.46%	6 month EUR-
					EURIBOR-
					REUTERS	48,959

SEK	25,910,000	—	3/4/21	3 month SEK-
				STIBOR-SIDE	3.78%	(17,942)

Deutsche Bank AG
	$1,185,300	29	11/3/12	3 month USD-
				LIBOR-BBA	0.50%	(2,171)

	47,893,000	—	11/5/15	1.3855%	3 month USD-
					LIBOR-BBA	1,602,411

	402,500	556	7/27/14	3 month USD-
				LIBOR-BBA	1.51%	(738)

	163,688,200	383,458	7/27/20	3 month USD-
				LIBOR-BBA	2.94%	(5,770,315)

MXN	31,990,000	—	7/17/20	1 month MXN-
				TIIE-BANXICO	6.95%	(159,674)

EUR	22,910,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	575,531

Goldman Sachs International
SEK	15,400,000	—	12/10/20	3.5775%	3 month SEK-
					STIBOR-SIDE	29,565

CHF	23,230,000	—	12/15/12	0.538%	6 month CHF-
					LIBOR-BBA	74,770

	$42,844,800	104,832	2/15/16	2.61%	3 month USD-
					LIBOR-BBA	(494,299)

	6,154,100	—	2/28/41	3 month USD-
				LIBOR-BBA	4.31%	50,989

EUR	2,965,000	—	3/2/21	3.4325%	6 month EUR-
					EURIBOR-
					REUTERS	58,129

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
SEK	25,910,000	$—	3/2/21	3 month SEK-
				STIBOR-SIDE	3.7575%	$(24,813)

	$72,099,200	77,041	5/12/15	2.52%	3 month USD-
					LIBOR-BBA	(1,941,833)

	17,160,600 E	—	3/19/13	1.09375%	3 month USD-
					LIBOR-BBA	51,997

	11,137,500	—	4/4/16	3 month USD-
				LIBOR-BBA	2.415%	—

GBP	3,640,000	—	1/21/21	3.81%	6 month GBP-
					LIBOR-BBA	(36,698)

JPMorgan Chase Bank, N.A.
	$61,991,800	7,483	2/16/13	3 month USD-
				LIBOR-BBA	1.04%	243,438

	8,049,800	3,133	2/16/16	2.58%	3 month USD-
					LIBOR-BBA	(97,338)

	3,308,400	(10,208)	2/18/41	3 month USD-
				LIBOR-BBA	4.43%	89,989

JPY	583,000,000	—	2/22/21	1.36375%	6 month JPY-
					LIBOR-BBA	(63,308)

	$10,273,200	—	3/9/26	3 month USD-
				LIBOR-BBA	4.07%	108,891

	51,438,800	(24,600)	3/11/13	3 month USD-
				LIBOR-BBA	0.91%	(11,997)

	3,522,200	6,018	3/11/21	3.64%	3 month USD-
					LIBOR-BBA	(29,632)

	34,200,000 E	—	3/21/13	1.1685%	3 month USD-
					LIBOR-BBA	81,054

	28,300,000 E	—	3/22/13	1.185%	3 month USD-
					LIBOR-BBA	63,392

	1,794,900	—	3/25/16	2.27%	3 month USD-
					LIBOR-BBA	11,741

	17,646,900	—	3/28/41	4.249%	3 month USD-
					LIBOR-BBA	96,179

	65,100,000	—	12/6/12	3 month USD-
				LIBOR-BBA	0.78375%	171,129

	64,800,000	—	1/4/13	3 month USD-
				LIBOR-BBA	0.8575%	140,000

MXN	4,570,000	—	7/16/20	1 month MXN-
				TIIE-BANXICO	6.99%	(21,718)

JPY	1,012,050,000	—	5/25/15	0.674375%	6 month JPY-
					LIBOR-BBA	(82,938)

	$719,400	534	1/31/21	3 month USD-
				LIBOR-BBA	3.51%	3,419

GBP	3,450,000	—	2/3/21	6 month GBP-
				LIBOR-BBA	3.93105%	84,716

JPY	1,009,250,000	—	9/16/15	6 month JPY-
				LIBOR-BBA	0.59125%	16,009

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
CAD	2,650,000	$—	9/21/20	3.105%	3 month CAD-
					BA-CDOR	$ 125,619

JPY	353,600,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	(55,926)

JPY	475,400,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	83,945

	$66,800,000	—	2/7/13	3 month USD-
				LIBOR-BBA	0.916%	122,703

	24,700,000	—	2/7/21	3 month USD-
				LIBOR-BBA	3.668%	406,435

MXN	9,320,000	—	11/4/20	1 month MXN-
				TIIE-BANXICO	6.75%	(59,849)

UBS, AG
CHF	30,480,000	—	2/11/13	0.6975%	6 month CHF-
					LIBOR-BBA	64,858

CHF	4,540,000	—	2/17/21	2.275%	6 month CHF-
					LIBOR-BBA	4,566

CHF	8,360,000	—	3/28/21	6 month CHF-
				LIBOR-BBA	2.21%	(88,808)

Total						$(5,830,135)

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$112,297	$—	1/12/40	5.00% (1 month	Synthetic TRS	$1,416
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

42,876	—	1/12/40	4.50% (1 month	Synthetic TRS	248
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

340,737	—	1/12/40	5.00% (1 month	Synthetic TRS	4,296
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

193,828	—	1/12/40	5.00% (1 month	Synthetic TRS	2,444
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

6,785,506	—	1/12/40	5.00% (1 month	Synthetic TRS	85,543
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
	$228,440	$—	1/12/40	5.00% (1 month	Synthetic TRS	$2,880
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	299,308	—	1/12/40	4.50% (1 month	Synthetic TRS	1,730
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

Citibank, N.A.
baskets	171,388	—	3/28/12	(3 month USD-	A basket	356,139
				LIBOR-BBA)	(CGPUTNAT)
					of common stocks

GBP	5,590,000	—	5/18/13	(3.38%)	GBP Non-revised	220,285
					UK Retail Price
					Index

	$6,815 F	—	2/22/12	(1 month USD-	MSCI Daily Total	221,141
				LIBOR-BBA plus	Return Net Brazil
				0.45%)	USD Index

	6,529 F	—	2/22/12	(1 month USD-	MSCI Daily Total	211,802
				LIBOR-BBA	Return Net Brazil
				plus 0.50%)	USD Index

	2,202 F	—	2/22/12	(1 month USD-	MSCI Daily Total	71,379
				LIBOR-BBA	Return Net Brazil
				plus 0.50%)	USD Index

Goldman Sachs International
	2,795,000	—	7/28/11	(0.685%)	USA Non Revised	58,319
					Consumer Price
					Index - Urban (CPI-U)

	2,795,000	—	7/29/11	(0.76%)	USA Non Revised	56,272
					Consumer Price
					Index - Urban (CPI-U)

	2,795,000	—	7/30/11	(0.73%)	USA Non Revised	57,158
					Consumer Price
					Index - Urban (CPI-U)

	2,960,000	—	3/1/16	2.47%	USA Non Revised	(5,823)
					Consumer Price
					Index - Urban (CPI-U)

	1,480,000	—	3/2/16	2.45%	USA Non Revised	(4,282)
					Consumer Price
					Index - Urban (CPI-U)

	2,960,000	—	3/3/16	2.45%	USA Non Revised	(8,408)
					Consumer Price
					Index - Urban (CPI-U)

	2,960,000	—	3/7/16	2.51%	USA Non Revised	905
					Consumer Price
					Index - Urban (CPI-U)

baskets	393	—	9/26/11	(1 month USD-	A basket	(1,769)
				LIBOR-BBA plus	(GSGLPMIN)
				60 bp)	of common stocks

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank, N.A.
shares	551,399	$—	10/20/11	(3 month USD-	iShares MSCI	$946,922
				LIBOR-BBA	Emerging Markets
				plus 5 bp)	Index

Total						$2,278,597

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (“ASC 820”) based on the securities’ valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series
16 Version 1 Index	B+	$(728,031)	$32,357,000	6/20/16	500 bp	$1,223

Citibank, N.A.
DJ CDX EM Series 11
Index	—	(8,100)	300,000	6/20/14	(500 bp)	(41,607)

DJ CDX NA IG Series
16 Version 1 Index	BBB+	(69,320)	29,795,000	6/20/16	100 bp	8,379

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	(13,264)	1,490,000	12/20/19	(100 bp)	132,167

DJ CDX NA HY Series
16 Version 1 Index	B+	(384,966)	18,665,000	6/20/16	500 bp	35,702

DJ CMB NA CMBX AJ
Index	—	(460,732)	1,433,000	2/17/51	(96 bp)	(168,380)

Deutsche Bank AG
DJ CDX EM Series 11
Index	—	(35,420)	1,610,000	6/20/14	(500 bp)	(215,462)

DJ CDX NA HY Series
15 Version 1 Index	B+	28,125	900,000	12/20/15	500 bp	60,712

Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	665,000	12/20/13	112 bp	6,512

Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B2	—	EUR 440,000	9/20/13	715 bp	87,621

Universal Corp.,
5.2%, 10/15/13	—	—	$710,000	3/20/15	(95 bp)	32,703

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/11 (Unaudited) cont.

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Deutsche Bank AG cont.
Virgin Media
Finance PLC,
8 3/4%, 4/15/14	BB–	$—	EUR 690,000	9/20/13	477 bp	$78,740

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	BB–	—	EUR 690,000	9/20/13	535 bp	92,542

Goldman Sachs International
Lighthouse
International Co,
SA, 8%, 4/30/14	Caa2	—	EUR 680,000	3/20/13	680 bp	(498,860)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	—	$615,000	12/20/13	118.1 bp	6,716

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series
16 Version 1 Index	B+	(293,693)	13,053,000	6/20/16	500 bp	(1,320)

Merrill Lynch International
Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	710,000	12/20/13	113 bp	7,145

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	—	(23,121)	EUR 1,943,000	12/20/14	(500 bp)	(203,956)

Universal Corp.,
5.2%, 10/15/13	—	—	$2,130,000	3/20/13	(89 bp)	26,876

Total						$(552,547)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2011. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

Growth Portfolio

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$92,306,089	$—	$—

Capital goods	67,131,034	—	—

Communication services	44,247,913	—	—

Conglomerates	21,556,898	—	—

Consumer cyclicals	125,492,189	286,828	815

Consumer staples	84,120,529	—	—

Energy	120,659,421	41,877	—

Financials	169,465,913	—	—

Health care	97,612,389	—	—

Miscellaneous	21,200

Technology	159,781,129	—	—

Transportation	13,195,479	—	—

Utilities and power	35,319,927	—	—

Total common stocks	1,030,910,110	328,705	815
Asset-backed securities	—	26,459,896	—

Commodity linked notes	—	40,528,772	—

Convertible bonds and notes	—	1,339,032	825

Convertible preferred stocks	—	713,677	—

Corporate bonds and notes	—	192,634,960	220,636

Foreign government bonds and notes	—	12,630,712	—

Investment companies	24,292,297	—	—

Mortgage-backed securities	—	68,075,319	—

Municipal bonds and notes	—	200,069	—

Preferred stocks	—	920,343	—

Purchased options outstanding	—	3,343,607	—

Senior loans	—	6,220,875	—

U.S. Government and agency mortgage obligations	—	160,375,829	—

Warrants	—	729	11,802

Short-term investments	342,061,220	122,443,807	—

Totals by level	$1,397,263,627	$636,216,332	$234,078

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$6,236,269	$—

Futures contracts	1,112,194	—	—

Written options	—	(10,384,199)	—

TBA sale commitments	—	(64,320,466)	—

Interest rate swap contracts	—	(14,836,124)	—

Total return swap contracts	—	3,458,287	—

Credit default contracts	—	1,679,417	—

Totals by level	$1,112,194	$(78,166,816)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

Balanced Portfolio

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$52,633,611	$—	$—

Capital goods	43,539,359	—	—

Communication services	29,704,661	—	—

Conglomerates	15,401,474	—	—

Consumer cyclicals	82,276,663	286,828	900

Consumer staples	56,160,547	—	—

Energy	75,806,289	37,382	—

Financials	97,472,116	—	—

Health care	68,713,135	—	—

Miscellaneous	16,119

Technology	108,177,321	—	—

Transportation	8,083,687	—	—

Utilities and power	23,009,081	—	—

Total common stocks	660,994,063	324,210	900
Asset-backed securities	—	32,767,697	—

Commodity linked notes	—	32,412,025	—

Convertible bonds and notes	—	1,325,166	925

Convertible preferred stocks	—	709,578	—

Corporate bonds and notes	—	244,589,470	238,249

Foreign government bonds and notes	—	14,083,725	—

Investment companies	26,986,385	—	—

Mortgage-backed securities	—	71,304,459	—

Municipal bonds and notes	—	420,144	—

Preferred stocks	—	946,397	—

Purchased options outstanding	—	4,852,212	—

Senior loans	—	7,245,424	—

U.S. Government and agency mortgage obligations	—	260,131,502	—

U.S. Treasury obligations	—	413,910	—

Warrants	—	435	12,182

Short-term investments	293,566,998	104,747,453	—

Totals by level	$981,547,446	$776,273,807	$252,256

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$4,433,820	$—

Futures contracts	(557,781)	—	—

Written options	—	(11,828,813)	—

TBA sale commitments	—	(90,398,903)	—

Interest rate swap contracts	—	(19,067,135)	—

Total return swap contracts	—	2,973,898	—

Credit default contracts	—	2,119,343	—

Totals by level	$(557,781)	$(111,767,790)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

Conservative Portfolio

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$31,535,961	$—	$—

Capital goods	25,170,143	—	—

Communication services	17,397,874	—	—

Conglomerates	9,240,231	—	—

Consumer cyclicals	47,952,507	220,462	575

Consumer staples	32,836,848	—	—

Energy	44,446,789	29,160	—

Financials	57,526,757	—	—

Health care	39,415,337	—	—

Miscellaneous	11,028	—	—

Technology	63,598,645	—	—

Transportation	4,329,777	—	—

Utilities and power	13,588,002	—	—

Total common stocks	387,049,899	249,622	575
Asset-backed securities	—	12,011,135	—

Commodity linked notes	—	25,525,387	—

Convertible bonds and notes	—	1,024,450	644

Convertible preferred stocks	—	547,107	—

Corporate bonds and notes	—	228,335,886	151,621

Foreign government bonds and notes	—	14,696,537	—

Investment companies	14,630,249	—	—

Mortgage-backed securities	—	68,895,501	—

Municipal bonds and notes	—	535,179	—

Preferred stocks	—	681,830	—

Purchased options outstanding	—	4,557,974	—

Senior loans	—	5,122,573	—

U.S. Government and agency mortgage obligations	—	355,206,488	—

Warrants	—	141	8,376

Short-term investments	241,227,778	156,473,362	—

Totals by level	$642,907,926	$873,863,172	$161,216

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,837,794	$—

Futures contracts	(244,117)	—	—

Written options	—	(11,091,379)	—

TBA sale commitments	—	(118,784,527)	—

Interest rate swap contracts	—	(6,213,841)	—

Total return swap contracts	—	2,278,597	—

Credit default contracts	—	1,435,975	—

Totals by level	$(244,117)	$(130,537,381)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/11 (Unaudited)

Putnam Asset Allocation: Growth Portfolio

ASSETS

Investment in securities, at value, including $31,004,863 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,442,757,444)	$1,659,710,957
Affiliated issuers (identified cost $374,003,080) (Notes 1 and 6)	374,003,080

Cash	455,517

Foreign currency (cost $1,135,111) (Note 1)	1,123,872

Dividends, interest and other receivables	6,581,757

Receivable for shares of the fund sold	1,102,379

Receivable for investments sold	22,082,359

Receivable for sales of delayed delivery securities (Note 1)	64,691,542

Unrealized appreciation on swap contracts (Note 1)	7,930,322

Unrealized appreciation on forward currency contracts (Note 1)	8,086,628

Premium paid on swap contracts (Note 1)	2,789,736

Total assets	2,148,558,149

LIABILITIES

Payable for variation margin (Note 1)	617,749

Payable for investments purchased	19,188,572

Payable for purchases of delayed delivery securities (Note 1)	156,343,250

Payable for shares of the fund repurchased	2,328,490

Payable for compensation of Manager (Note 2)	920,784

Payable for investor servicing fees (Note 2)	277,647

Payable for custodian fees (Note 2)	117,110

Payable for Trustee compensation and expenses (Note 2)	249,053

Payable for administrative services (Note 2)	9,965

Payable for distribution fees (Note 2)	1,088,734

Unrealized depreciation on forward currency contracts (Note 1)	1,850,359

Written options outstanding, at value (premiums received $16,000,717) (Notes 1 and 3)	10,384,199

Premium received on swap contracts (Note 1)	476,932

Unrealized depreciation on swap contracts (Note 1)	19,941,546

TBA sale commitments, at value (proceeds receivable $64,400,156) (Note 1)	64,320,466

Collateral on securities loaned, at value (Note 1)	31,941,860

Other accrued expenses	362,973

Total liabilities	310,419,689

Net assets	$1,838,138,460

(Continued on next page)

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,946,592,917

Distributions in excess of net investment income (Note 1)	(21,014,804)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(305,565,799)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	218,126,146

Total — Representing net assets applicable to capital shares outstanding	$1,838,138,460

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($1,277,770,913 divided by 99,004,299 shares)	$12.91

Offering price per class A share (100/94.25 of $12.91)*	$13.70

Net asset value and offering price per class B share ($178,825,488 divided by 14,042,899 shares)**	$12.73

Net asset value and offering price per class C share ($146,813,413 divided by 11,773,748 shares)**	$12.47

Net asset value and redemption price per class M share ($29,494,185 divided by 2,320,753 shares)	$12.71

Offering price per class M share (100/96.50 of $12.71)*	$13.17

Net asset value, offering price and redemption price per class R share
($16,079,407 divided by 1,265,527 shares)	$12.71

Net asset value, offering price and redemption price per class Y share
($189,155,054 divided by 14,544,525 shares)	$13.01

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/11 (Unaudited)

Putnam Asset Allocation: Growth Portfolio

INVESTMENT INCOME

Interest (including interest income of $270,488 from investments in affiliated issuers) (Note 6)	$13,013,262

Dividends (net of foreign tax of $224,586)	8,681,131

Securities lending (Note 1)	143,490

Total investment income	21,837,883

EXPENSES

Compensation of Manager (Note 2)	5,327,219

Investor servicing fees (Note 2)	1,919,020

Custodian fees (Note 2)	148,361

Trustee compensation and expenses (Note 2)	87,567

Administrative services (Note 2)	20,425

Distribution fees — Class A (Note 2)	1,538,460

Distribution fees — Class B (Note 2)	895,118

Distribution fees — Class C (Note 2)	706,599

Distribution fees — Class M (Note 2)	114,444

Distribution fees — Class R (Note 2)	37,861

Other	427,439

Total expenses	11,222,513

Expense reduction (Note 2)	(50,025)

Net expenses	11,172,488

Net investment income	10,665,395

Net realized gain on investments (net of foreign taxes of $3,835) (Notes 1 and 3)	50,783,731

Net realized gain on swap contracts (Note 1)	9,920,389

Net realized gain on futures contracts (Note 1)	48,089,618

Net realized loss on foreign currency transactions (Note 1)	(8,507,224)

Net realized gain on written options (Notes 1 and 3)	250,072

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	2,178,737

Net unrealized appreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	120,355,894

Net gain on investments	223,071,217

Net increase in net assets resulting from operations	$233,736,612

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/11*	Year ended 9/30/10

Operations:
Net investment income	$10,665,395	$28,382,948

Net realized gain on investments and foreign
currency transactions	100,536,586	158,501,826

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	122,534,631	(9,321,258)

Net increase in net assets resulting from operations	233,736,612	177,563,516

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(43,801,232)	(48,387,622)

Class B	(5,116,040)	(7,193,779)

Class C	(4,215,119)	(5,054,207)

Class M	(975,553)	(1,199,621)

Class R	(512,269)	(496,570)

Class Y	(6,748,213)	(10,091,298)

Increase in capital from settlement payments	—	54,004

Redemption fees (Note 1)	—	2,190

Decrease from capital share transactions (Note 4)	(12,150,305)	(172,613,693)

Total increase (decrease) in net assets	160,217,881	(67,417,080)

NET ASSETS

Beginning of period	1,677,920,579	1,745,337,659

End of period (including distributions in excess of net investment income of $21,014,804 and undistributed net investment income
of $29,688,227, respectively)	$1,838,138,460	$1,677,920,579

* Unaudited

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

														Ratio
	Net asset		Net realized										Ratio	of net investment
	value,		and unrealized	Total from	From	From					Total return	Net assets,	of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	net realized gain	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	reimbursements	end of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	turnover (%) [h]

Class A
March 31, 2011**	$11.72	.08	1.56	1.64	(.45)	—	(.45)	—	—	$12.91	14.24 *	$1,277,771	.57*	.66*	46*
September 30, 2010	11.03	.20	.98	1.18	(.49)	—	(.49)	— [e]	— [e,f]	11.72	10.98	1,160,684	1.20	1.79	116
September 30, 2009	11.30	.19	(.07)	.12	(.39)	—	(.39)	— [e]	— [e,i]	11.03	2.31	1,127,303	1.22 [d,j]	2.09 [d]	130
September 30, 2008	15.14	.28	(3.82)	(3.54)	(.16)	(.14)	(.30)	— [e]	—	11.30	(23.82)	1,338,008	1.13 [d]	2.08 [d]	113
September 30, 2007	13.32	.22	1.68	1.90	(.08)	—	(.08)	— [e]	—	15.14	14.31	1,763,893	1.14 [d]	1.52 [d]	81
September 30, 2006	11.97	.19 [g]	1.26	1.45	(.10)	—	(.10)	— [e]	—	13.32	12.19 [g]	1,152,980	1.14 [d,g]	1.51 [d,g]	85

Class B
March 31, 2011**	$11.52	.03	1.53	1.56	(.35)	—	(.35)	—	—	$12.73	13.76 *	$178,825	.94*	.29*	46*
September 30, 2010	10.85	.11	.97	1.08	(.41)	—	(.41)	— [e]	— [e,f]	11.52	10.18	175,341	1.95	1.03	116
September 30, 2009	11.05	.12	(.04)	.08	(.28)	—	(.28)	— [e]	— [e,i]	10.85	1.64	201,795	1.97 [d,j]	1.34 [d]	130
September 30, 2008	14.80	.17	(3.74)	(3.57)	(.04)	(.14)	(.18)	— [e]	—	11.05	(24.38)	269,312	1.88 [d]	1.30 [d]	113
September 30, 2007	13.05	.11	1.64	1.75	—	—	—	— [e]	—	14.80	13.41	432,178	1.89 [d]	.76 [d]	81
September 30, 2006	11.73	.09 [g]	1.24	1.33	(.01)	—	(.01)	— [e]	—	13.05	11.37 [g]	363,651	1.89 [d,g]	.75 [d,g]	85

Class C
March 31, 2011**	$11.29	.03	1.51	1.54	(.36)	—	(.36)	—	—	$12.47	13.87 *	$146,813	.94*	.29*	46*
September 30, 2010	10.66	.11	.93	1.04	(.41)	—	(.41)	— [e]	— [e,f]	11.29	10.05	134,498	1.95	1.04	116
September 30, 2009	10.87	.12	(.04)	.08	(.29)	—	(.29)	— [e]	— [e,i]	10.66	1.63	134,572	1.97 [d,j]	1.34 [d]	130
September 30, 2008	14.58	.17	(3.68)	(3.51)	(.06)	(.14)	(.20)	— [e]	—	10.87	(24.37)	167,237	1.88 [d]	1.31 [d]	113
September 30, 2007	12.86	.11	1.61	1.72	— [e]	—	— [e]	— [e]	—	14.58	13.40	241,464	1.89 [d]	.77 [d]	81
September 30, 2006	11.57	.09 [g]	1.22	1.31	(.02)	—	(.02)	— [e]	—	12.86	11.38 [g]	150,255	1.89 [d,g]	.76 [d,g]	85

Class M
March 31, 2011**	$11.52	.05	1.53	1.58	(.39)	—	(.39)	—	—	$12.71	13.93 *	$29,494	.82*	.41*	46*
September 30, 2010	10.86	.14	.96	1.10	(.44)	—	(.44)	— [e]	— [e,f]	11.52	10.41	29,272	1.70	1.28	116
September 30, 2009	11.09	.14	(.05)	.09	(.32)	—	(.32)	— [e]	— [e,i]	10.86	1.84	29,912	1.72 [d,j]	1.58 [d]	130
September 30, 2008	14.86	.21	(3.75)	(3.54)	(.09)	(.14)	(.23)	— [e]	—	11.09	(24.15)	37,313	1.63 [d]	1.57 [d]	113
September 30, 2007	13.09	.14	1.65	1.79	(.02)	—	(.02)	— [e]	—	14.86	13.65	50,657	1.64 [d]	1.00 [d]	81
September 30, 2006	11.77	.12 [g]	1.24	1.36	(.04)	—	(.04)	— [e]	—	13.09	11.60 [g]	40,409	1.64 [d,g]	1.00 [d,g]	85

Class R
March 31, 2011**	$11.53	.07	1.54	1.61	(.43)	—	(.43)	—	—	$12.71	14.16 *	$16,079	.69*	.54*	46*
September 30, 2010	10.88	.17	.95	1.12	(.47)	—	(.47)	— [e]	— [e,f]	11.53	10.60	13,669	1.45	1.54	116
September 30, 2009	11.16	.17	(.08)	.09	(.37)	—	(.37)	— [e]	— [e,i]	10.88	1.97	10,844	1.47 [d,j]	1.85 [d]	130
September 30, 2008	14.96	.25	(3.80)	(3.55)	(.11)	(.14)	(.25)	— [e]	—	11.16	(24.08)	8,950	1.38 [d]	1.88 [d]	113
September 30, 2007	13.18	.18	1.66	1.84	(.06)	—	(.06)	— [e]	—	14.96	14.00	7,447	1.39 [d]	1.28 [d]	81
September 30, 2006	11.87	.17 [g]	1.23	1.40	(.09)	—	(.09)	— [e]	—	13.18	11.85 [g]	6,258	1.39 [d,g]	1.31 [d,g]	85

Class Y
March 31, 2011**	$11.82	.10	1.57	1.67	(.48)	—	(.48)	—	—	$13.01	14.40 *	$189,155	.45*	.79*	46*
September 30, 2010	11.12	.23	.98	1.21	(.51)	—	(.51)	— [e]	— [e,f]	11.82	11.24	164,457.95		2.02	116
September 30, 2009	11.42	.22	(.09)	.13	(.43)	—	(.43)	— [e]	— [e,i]	11.12	2.43	240,911	.97 [d,j]	2.41 [d]	130
September 30, 2008	15.28	.32	(3.85)	(3.53)	(.19)	(.14)	(.33)	— [e]	—	11.42	(23.55)	166,154	.88 [d]	2.30 [d]	113
September 30, 2007	13.44	.26	1.69	1.95	(.11)	—	(.11)	— [e]	—	15.28	14.55	217,314	.89 [d]	1.75 [d]	81
September 30, 2006	12.08	.22 [g]	1.27	1.49	(.13)	—	(.13)	— [e]	—	13.44	12.40 [g]	154,877	.89 [d,g]	1.73 [d,g]	85

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

176	177

Financial highlights (Continued)

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

September 30, 2009	0.07%

September 30, 2008	0.02

September 30, 2007	0.01

September 30, 2006	0.01

e Amount represents less than $0.01 per share.

f Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Prudential Securities, Inc., which amounted to less than $0.01 per share outstanding as of March 30, 2010.

g Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to $0.01 per share and 0.07% of average net assets for the period ended September 30, 2006.

h Portfolio turnover excludes dollar roll transactions.

i Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C., and Millennium International Management, L.L.C., which amounted to less than $0.01 per share outstanding as of June 23, 2009.

j Includes interest accrued in connection with certain terminated derivative contracts, which amounted to less than 0.01% of average net assets as of September 30, 2009.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/11 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio

ASSETS

Investment in securities, at value, including $15,790,937 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,289,986,910)	$1,448,199,945
Affiliated issuers (identified cost $309,873,564) (Notes 1 and 6)	309,873,564

Cash	496,724

Foreign currency (cost $389,812) (Note 1)	378,070

Dividends, interest and other receivables	7,711,867

Receivable for shares of the fund sold	1,496,456

Receivable for investments sold	15,299,788

Receivable for sales of delayed delivery securities (Note 1 )	90,656,929

Unrealized appreciation on swap contracts (Note 1)	12,267,819

Unrealized appreciation on forward currency contracts (Note 1)	7,028,648

Premium paid on swap contracts (Note 1)	4,140,673

Total assets	1,897,550,483

LIABILITIES

Payable for variation margin (Note 1)	554,567

Payable for investments purchased	15,615,203

Payable for purchases of delayed delivery securities (Note 1)	260,221,330

Payable for shares of the fund repurchased	2,385,073

Payable for compensation of Manager (Note 2)	650,255

Payable for investor servicing fees (Note 2)	235,527

Payable for custodian fees (Note 2)	82,549

Payable for Trustee compensation and expenses (Note 2)	250,926

Payable for administrative services (Note 2)	7,896

Payable for distribution fees (Note 2)	833,621

Unrealized depreciation on forward currency contracts (Note 1)	2,594,828

Written options outstanding, at value (premiums received $16,991,499) (Notes 1 and 3)	11,828,813

Premium received on swap contracts (Note 1)	485,769

Unrealized depreciation on swap contracts (Note 1)	29,896,617

TBA sale commitments, at value (proceeds receivable $90,485,313) (Note 1)	90,398,903

Collateral on securities loaned, at value (Note 1)	16,306,566

Collateral on certain derivative contracts, at value (Note 1)	413,910

Other accrued expenses	246,195

Total liabilities	433,008,548

Net assets	$1,464,541,935

(Continued on next page)

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,620,264,518

Distributions in excess of net investment income (Note 1)	(9,633,057)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(295,765,232)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	149,675,706

Total — Representing net assets applicable to capital shares outstanding	$1,464,541,935

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($1,016,470,158 divided by 89,611,207 shares)	$11.34

Offering price per class A share (100/94.25 of $11.34)*	$12.03

Net asset value and offering price per class B share ($114,711,741 divided by 10,159,848 shares)**	$11.29

Net asset value and offering price per class C share ($108,610,784 divided by 9,767,402 shares)**	$11.12

Net asset value and redemption price per class M share ($22,686,610 divided by 2,003,806 shares)	$11.32

Offering price per class M share (100/96.50 of $11.32)*	$11.73

Net asset value, offering price and redemption price per class R share
($11,520,675 divided by 1,022,338 shares)	$11.27

Net asset value, offering price and redemption price per class Y share
($190,541,967 divided by 16,781,497 shares)	$11.35

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/11 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio

INVESTMENT INCOME

Interest (net of foreign tax of $28,131) (including interest income of $229,269
from investments in affiliated issuers) (Note 6)	$14,155,771

Dividends (net of foreign tax of $103,927)	5,794,353

Securities lending (Note 1)	95,116

Total investment income	20,045,240

EXPENSES

Compensation of Manager (Note 2)	3,745,702

Investor servicing fees (Note 2)	1,546,358

Custodian fees (Note 2)	102,115

Trustee compensation and expenses (Note 2)	69,427

Administrative services (Note 2)	16,187

Distribution fees — Class A (Note 2)	1,222,410

Distribution fees — Class B (Note 2)	578,218

Distribution fees — Class C (Note 2)	522,850

Distribution fees — Class M (Note 2)	88,624

Distribution fees — Class R (Note 2)	26,918

Other	298,483

Total expenses	8,217,292

Expense reduction (Note 2)	(26,891)

Net expenses	8,190,401

Net investment income	11,854,839

Net realized gain on investments (Notes 1 and 3)	27,564,675

Net realized loss on swap contracts (Note 1)	(2,018,316)

Net realized gain on futures contracts (Note 1)	405,875

Net realized loss on foreign currency transactions (Note 1)	(7,455,055)

Net realized loss on written options (Notes 1 and 3)	(38,099)

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	1,367,213

Net unrealized appreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	119,769,763

Net gain on investments	139,596,056

Net increase in net assets resulting from operations	$151,450,895

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Balanced Portfolio

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/11*	Year ended 9/30/10

Operations:
Net investment income	$11,854,839	$36,410,717

Net realized gain on investments and foreign
currency transactions	18,459,080	118,814,595

Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	121,136,976	9,944,440

Net increase in net assets resulting from operations	151,450,895	165,169,752

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(27,585,052)	(50,491,977)

Class B	(2,837,635)	(5,893,436)

Class C	(2,647,329)	(4,753,250)

Class M	(608,360)	(1,124,193)

Class R	(294,733)	(472,911)

Class Y	(5,322,888)	(12,724,308)

Redemption fees (Note 1)	—	1,319

Increase (decrease) from capital share transactions (Note 4)	7,292,527	(206,070,679)

Total increase (decrease) in net assets	119,447,425	(116,359,683)

NET ASSETS

Beginning of period	1,345,094,510	1,461,454,193

End of period (including distributions in excess of net investment income of $9,633,057 and undistributed net investment income
of $17,808,101, respectively)	$1,464,541,935	$1,345,094,510

* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

												Ratio
												of expenses
												to average	Ratio
			Net realized								Ratio	net assets	of net investment
	Net asset value,		and unrealized	Total from	From				Total return	Net assets,	of expenses	excluding	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	Net asset value,	at net asset	end of period	to average	interest	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	fees	end of period	value (%) [b]	(in thousands)	net assets (%) [c]	expense (%) [c]	net assets (%)	(%) [h]

Class A
March 31, 2011**	$10.47	.10	1.08	1.18	(.31)	(.31)	—	$11.34	11.47 *	$1,016,470	.53*	.53*	.88*	72*
September 30, 2010	9.82	.27	.94	1.21	(.56)	(.56)	— [e]	10.47	12.62	931,461	1.10 [d]	1.10 [d]	2.71 [d]	138
September 30, 2009	10.01	.21	.05 [f]	.26	(.45)	(.45)	— [e]	9.82	3.79	927,285	1.23 [d,i]	1.13 [d]	2.54 [d]	201
September 30, 2008	12.74	.36	(2.81)	(2.45)	(.28)	(.28)	— [e]	10.01	(19.45)	1,142,882	1.09 [d]	1.09 [d]	3.07 [d]	124
September 30, 2007	11.86	.27	.83	1.10	(.22)	(.22)	— [e]	12.74	9.36	1,619,706	1.06 [d]	1.06 [d]	2.19 [d]	107
September 30, 2006	11.04	.23 [g]	.82	1.05	(.23)	(.23)	— [e]	11.86	9.64 [g]	1,329,409	1.00 [d,g]	1.00 [d,g]	2.04 [d,g]	90

Class B
March 31, 2011**	$10.43	.06	1.07	1.13	(.27)	(.27)	—	$11.29	10.98 *	$114,712	.91*	.91*	.51*	72*
September 30, 2010	9.78	.20	.93	1.13	(.48)	(.48)	— [e]	10.43	11.80	114,661	1.85 [d]	1.85 [d]	1.97 [d]	138
September 30, 2009	9.96	.14	.07 [f]	.21	(.39)	(.39)	— [e]	9.78	3.10	131,854	1.98 [d,i]	1.88 [d]	1.76 [d]	201
September 30, 2008	12.66	.27	(2.78)	(2.51)	(.19)	(.19)	— [e]	9.96	(19.99)	191,536	1.84 [d]	1.84 [d]	2.30 [d]	124
September 30, 2007	11.78	.18	.83	1.01	(.13)	(.13)	— [e]	12.66	8.58	311,754	1.81 [d]	1.81 [d]	1.43 [d]	107
September 30, 2006	10.96	.14 [g]	.83	.97	(.15)	(.15)	— [e]	11.78	8.88 [g]	324,825	1.75 [d,g]	1.75 [d,g]	1.28 [d,g]	90

Class C
March 31, 2011**	$10.28	.06	1.06	1.12	(.28)	(.28)	—	$11.12	10.99 *	$108,611	.91*	.91*	.51*	72*
September 30, 2010	9.65	.19	.92	1.11	(.48)	(.48)	— [e]	10.28	11.79	98,134	1.85 [d]	1.85 [d]	1.96 [d]	138
September 30, 2009	9.85	.15	.04 [f]	.19	(.39)	(.39)	— [e]	9.65	2.97	99,579	1.98 [d,i]	1.88 [d]	1.79 [d]	201
September 30, 2008	12.53	.27	(2.76)	(2.49)	(.19)	(.19)	— [e]	9.85	(20.01)	118,179	1.84 [d]	1.84 [d]	2.32 [d]	124
September 30, 2007	11.66	.18	.82	1.00	(.13)	(.13)	— [e]	12.53	8.64	162,251	1.81 [d]	1.81 [d]	1.43 [d]	107
September 30, 2006	10.87	.14 [g]	.80	.94	(.15)	(.15)	— [e]	11.66	8.72 [g]	128,541	1.75 [d,g]	1.75 [d,g]	1.29 [d,g]	90

Class M
March 31, 2011**	$10.46	.07	1.08	1.15	(.29)	(.29)	—	$11.32	11.09 *	$22,687	.78*	.78*	.64*	72*
September 30, 2010	9.81	.22	.93	1.15	(.50)	(.50)	— [e]	10.46	12.08	23,600	1.60 [d]	1.60 [d]	2.20 [d]	138
September 30, 2009	10.00	.17	.05 [f]	.22	(.41)	(.41)	— [e]	9.81	3.27	22,010	1.73 [d,i]	1.63 [d]	2.04 [d]	201
September 30, 2008	12.72	.30	(2.80)	(2.50)	(.22)	(.22)	— [e]	10.00	(19.82)	27,475	1.59 [d]	1.59 [d]	2.58 [d]	124
September 30, 2007	11.84	.21	.83	1.04	(.16)	(.16)	— [e]	12.72	8.83	38,124	1.56 [d]	1.56 [d]	1.68 [d]	107
September 30, 2006	11.02	.17 [g]	.82	.99	(.17)	(.17)	— [e]	11.84	9.11 [g]	34,730	1.50 [d,g]	1.50 [d,g]	1.54 [d,g]	90

Class R
March 31, 2011**	$10.41	.08	1.08	1.16	(.30)	(.30)	—	$11.27	11.31 *	$11,521	.66*	.66*	.76*	72*
September 30, 2010	9.77	.25	.92	1.17	(.53)	(.53)	— [e]	10.41	12.32	9,614	1.35 [d]	1.35 [d]	2.45 [d]	138
September 30, 2009	9.97	.19	.04 [f]	.23	(.43)	(.43)	— [e]	9.77	3.45	7,476	1.48 [d,i]	1.38 [d]	2.31 [d]	201
September 30, 2008	12.69	.33	(2.79)	(2.46)	(.26)	(.26)	— [e]	9.97	(19.62)	6,667	1.34 [d]	1.34 [d]	2.83 [d]	124
September 30, 2007	11.79	.24	.83	1.07	(.17)	(.17)	— [e]	12.69	9.13	5,151	1.31 [d]	1.31 [d]	1.95 [d]	107
September 30, 2006	10.99	.22 [g]	.79	1.01	(.21)	(.21)	— [e]	11.79	9.25 [g]	9,385	1.25 [d,g]	1.25 [d,g]	1.87 [d,g]	90

Class Y
March 31, 2011**	$10.49	.11	1.08	1.19	(.33)	(.33)	—	$11.35	11.49 *	$190,542	.41*	.41*	1.01*	72*
September 30, 2010	9.83	.30	.94	1.24	(.58)	(.58)	— [e]	10.49	12.98	167,625	.85 [d]	.85 [d]	2.99 [d]	138
September 30, 2009	10.03	.24	.03 [f]	.27	(.47)	(.47)	— [e]	9.83	3.96	273,251	.98 [d,i]	.88 [d]	2.88 [d]	201
September 30, 2008	12.76	.39	(2.81)	(2.42)	(.31)	(.31)	— [e]	10.03	(19.20)	231,078	.84 [d]	.84 [d]	3.33 [d]	124
September 30, 2007	11.88	.30	.84	1.14	(.26)	(.26)	— [e]	12.76	9.61	238,397	.81 [d]	.81 [d]	2.43 [d]	107
September 30, 2006	11.06	.26 [g]	.82	1.08	(.26)	(.26)	— [e]	11.88	9.89 [g]	166,321	.75 [d,g]	.75 [d,g]	2.28 [d,g]	90

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

184	185

Financial highlights (Continued)

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

September 30, 2010	0.02%

September 30, 2009	0.12

September 30, 2008	<0.01

September 30, 2007	0.01

September 30, 2006	0.01

e Amount represents less than $0.01 per share.

f The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

g Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to $0.01 per share and 0.08% of average net assets for the period ended September 30, 2006.

h Portfolio turnover excludes dollar roll transactions.

i Includes interest accrued in connection with certain terminated derivative contracts, which amounted to 0.10% of average net assets as of September 30, 2009.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/11 (Unaudited)

Putnam Asset Allocation: Conservative Portfolio

ASSETS

Investment in securities, at value, including $15,696,767 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $1,141,755,826)	$1,259,570,459
Affiliated issuers (identified cost $257,361,855) (Notes 1 and 6)	257,361,855

Cash	1,661,411

Foreign currency (cost $295,457) (Note 1)	295,765

Dividends, interest and other receivables	6,350,454

Receivable for shares of the fund sold	1,286,075

Receivable for investments sold	10,446,571

Receivable for sales of delayed delivery securities (Note 1)	119,216,760

Unrealized appreciation on swap contracts (Note 1)	9,370,680

Unrealized appreciation on forward currency contracts (Note 1)	3,059,723

Premium paid on swap contracts (Note 1)	2,270,860

Total assets	1,670,890,613

LIABILITIES

Payable for variation margin (Note 1)	259,811

Payable for investments purchased	12,058,928

Payable for purchases of delayed delivery securities (Note 1)	355,489,043

Payable for shares of the fund repurchased	975,861

Payable for compensation of Manager (Note 2)	506,385

Payable for investor servicing fees (Note 2)	186,803

Payable for custodian fees (Note 2)	80,104

Payable for Trustee compensation and expenses (Note 2)	147,538

Payable for administrative services (Note 2)	6,120

Payable for distribution fees (Note 2)	318,025

Unrealized depreciation on forward currency contracts (Note 1)	1,221,929

Written options outstanding, at value (premiums received $16,328,354) (Notes 1 and 3)	11,091,379

Premium received on swap contracts (Note 1)	666,044

Unrealized depreciation on swap contracts (Note 1)	13,474,765

TBA sale commitments, at value (proceeds receivable $118,901,719) (Note 1)	118,784,527

Collateral on securities loaned, at value (Note 1)	16,134,077

Other accrued expenses	143,482

Total liabilities	531,544,821

Net assets	$1,139,345,792

(Continued on next page)

Statement of assets and liabilities (Continued)

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,169,391,236

Distributions in excess of net investment income (Note 1)	(7,712,448)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(142,957,786)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	120,624,790

Total — Representing net assets applicable to capital shares outstanding	$1,139,345,792

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($398,087,260 divided by 42,459,185 shares)	$9.38

Offering price per class A share (100/94.25 of $9.38)*	$9.95

Net asset value and offering price per class B share ($31,616,070 divided by 3,396,003 shares)**	$9.31

Net asset value and offering price per class C share ($46,610,805 divided by 5,018,946 shares)**	$9.29

Net asset value and redemption price per class M share ($8,794,288 divided by 946,103 shares)	$9.30

Offering price per class M share (100/96.50 of $9.30)*	$9.64

Net asset value, offering price and redemption price per class R share
($3,743,328 divided by 390,640 shares)	$9.58

Net asset value, offering price and redemption price per class Y share
($650,494,041 divided by 69,216,867 shares)	$9.40

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/11 (Unaudited)

Putnam Asset Allocation: Conservative Portfolio

INVESTMENT INCOME

Interest (including interest income of $209,563 from investments in affiliated issuers) (Note 6)	$12,816,599

Dividends (net of foreign tax of $63,713)	3,350,983

Securities lending (Note 1)	53,803

Total investment income	16,221,385

EXPENSES

Compensation of Manager (Note 2)	2,911,090

Investor servicing fees (Note 2)	1,114,366

Custodian fees (Note 2)	100,205

Trustee compensation and expenses (Note 2)	54,265

Administrative services (Note 2)	12,580

Distribution fees — Class A (Note 2)	483,687

Distribution fees — Class B (Note 2)	159,136

Distribution fees — Class C (Note 2)	224,091

Distribution fees — Class M (Note 2)	32,706

Distribution fees — Class R (Note 2)	9,232

Other	200,096

Total expenses	5,301,454

Expense reduction (Note 2)	(16,965)

Net expenses	5,284,489

Net investment income	10,936,896

Net realized gain on investments (Notes 1 and 3)	8,986,324

Net realized loss on swap contracts (Note 1)	(11,140,283)

Net realized loss on futures contracts (Note 1)	(40,185,307)

Net realized loss on foreign currency transactions (Note 1)	(5,172,254)

Net realized loss on written options (Notes 1 and 3)	(122,399)

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	1,663,796

Net unrealized appreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	100,687,072

Net gain on investments	54,716,949

Net increase in net assets resulting from operations	$65,653,845

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Conservative Portfolio

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 3/31/11*	Year ended 9/30/10

Operations:
Net investment income	$10,936,896	$33,187,345

Net realized gain (loss) on investments and foreign
currency transactions	(47,633,919)	131,674,991

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	102,350,868	(52,900,794)

Net increase in net assets resulting from operations	65,653,845	111,961,542

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(10,315,592)	(19,833,612)

Class B	(740,178)	(1,696,442)

Class C	(1,038,138)	(1,981,194)

Class M	(211,053)	(455,370)

Class R	(91,656)	(156,135)

Class Y	(17,395,607)	(31,858,737)

Redemption fees (Note 1)	—	2,002

Increase from capital share transactions (Note 4)	43,664,431	15,468,184

Total increase in net assets	79,526,052	71,450,238

NET ASSETS

Beginning of period	1,059,819,740	988,369,502

End of period (including distributions in excess of net investment income of $7,712,448 and undistributed net investment income
of $11,142,880, respectively)	$1,139,345,792	$1,059,819,740

* Unaudited

The accompanying notes are an integral part of these financial statements.

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Financial highlights (For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

													Ratio
													of expenses
													to average	Ratio
	Net asset		Net realized									Ratio	net assets	of net investment
	value,		and unrealized	Total from	From			Non-recurring		Total return	Net assets,	of expenses	excluding	income (loss)
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	reimburse-	Net asset value,	at net asset	end of period	to average	interest expense	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	fees	ments	end of period	value (%) [b]	(in thousands)	net assets (%) [c]	(%) [c]	net assets (%)	turnover (%) [g]

Class A
March 31, 2011**	$9.08	.09	.46	.55	(.25)	(.25)	—	—	$9.38	6.13 *	$398,087	.52*	.52*	.95*	119*
September 30, 2010	8.60	.28	.69	.97	(.49)	(.49)	— [e]	—	9.08	11.57	376,055	1.05 [d]	1.05 [d]	3.21 [d]	196
September 30, 2009	8.35	.22	.35	.57	(.32)	(.32)	— [e]	— [e,h]	8.60	7.52	359,937	1.28 [d,i]	1.17 [d]	3.00 [d]	292
September 30, 2008	9.84	.38	(1.54)	(1.16)	(.33)	(.33)	— [e]	—	8.35	(12.09)	403,932	1.15 [d]	1.15 [d]	4.06 [d]	170
September 30, 2007	9.59	.30	.25	.55	(.30)	(.30)	— [e]	—	9.84	5.76	492,125	1.15 [d]	1.15 [d]	3.09 [d]	151
September 30, 2006	9.33	.28 [f]	.31	.59	(.33)	(.33)	— [e]	—	9.59	6.46 [f]	414,952	1.06 [d,f]	1.06 [d,f]	2.95 [d,f]	133

Class B
March 31, 2011**	$9.02	.05	.45	.50	(.21)	(.21)	—	—	$9.31	5.67 *	$31,616	.90*	.90*	.58*	119*
September 30, 2010	8.54	.22	.68	.90	(.42)	(.42)	— [e]	—	9.02	10.85	32,603	1.80 [d]	1.80 [d]	2.49 [d]	196
September 30, 2009	8.27	.17	.36	.53	(.26)	(.26)	— [e]	— [e,h]	8.54	7.02	37,157	2.03 [d,i]	1.92 [d]	2.24 [d]	292
September 30, 2008	9.75	.31	(1.53)	(1.22)	(.26)	(.26)	— [e]	—	8.27	(12.77)	48,764	1.90 [d]	1.90 [d]	3.31 [d]	170
September 30, 2007	9.50	.23	.24	.47	(.22)	(.22)	— [e]	—	9.75	5.00	73,813	1.90 [d]	1.90 [d]	2.36 [d]	151
September 30, 2006	9.25	.20 [f]	.31	.51	(.26)	(.26)	— [e]	—	9.50	5.61 [f]	89,287	1.81 [d,f]	1.81 [d,f]	2.21 [d,f]	133

Class C
March 31, 2011**	$8.99	.05	.47	.52	(.22)	(.22)	—	—	$9.29	5.81 *	$46,611	.90*	.90*	.58*	119*
September 30, 2010	8.53	.21	.67	.88	(.42)	(.42)	— [e]	—	8.99	10.62	43,589	1.80 [d]	1.80 [d]	2.45 [d]	196
September 30, 2009	8.28	.17	.34	.51	(.26)	(.26)	— [e]	— [e,h]	8.53	6.79	40,389	2.03 [d,i]	1.92 [d]	2.25 [d]	292
September 30, 2008	9.76	.31	(1.53)	(1.22)	(.26)	(.26)	— [e]	—	8.28	(12.76)	47,692	1.90 [d]	1.90 [d]	3.31 [d]	170
September 30, 2007	9.49	.23	.26	.49	(.22)	(.22)	— [e]	—	9.76	5.21	56,647	1.90 [d]	1.90 [d]	2.34 [d]	151
September 30, 2006	9.24	.20 [f]	.31	.51	(.26)	(.26)	— [e]	—	9.49	5.64 [f]	46,990	1.81 [d,f]	1.81 [d,f]	2.20 [d,f]	133

Class M
March 31, 2011**	$9.00	.06	.46	.52	(.22)	(.22)	—	—	$9.30	5.91 *	$8,794	.77*	.77*	.70*	119*
September 30, 2010	8.53	.24	.67	.91	(.44)	(.44)	— [e]	—	9.00	11.00	8,767	1.55 [d]	1.55 [d]	2.73 [d]	196
September 30, 2009	8.27	.19	.35	.54	(.28)	(.28)	— [e]	— [e,h]	8.53	7.18	8,859	1.78 [d,i]	1.67 [d]	2.55 [d]	292
September 30, 2008	9.75	.33	(1.53)	(1.20)	(.28)	(.28)	— [e]	—	8.27	(12.54)	10,452	1.65 [d]	1.65 [d]	3.55 [d]	170
September 30, 2007	9.50	.25	.25	.50	(.25)	(.25)	— [e]	—	9.75	5.27	12,409	1.65 [d]	1.65 [d]	2.59 [d]	151
September 30, 2006	9.25	.23 [f]	.30	.53	(.28)	(.28)	— [e]	—	9.50	5.86 [f]	11,794	1.56 [d,f]	1.56 [d,f]	2.45 [d,f]	133

Class R
March 31, 2011**	$9.27	.08	.47	.55	(.24)	(.24)	—	—	$9.58	5.98 *	$3,743	.65*	.65*	.83*	119*
September 30, 2010	8.75	.26	.72	.98	(.46)	(.46)	— [e]	—	9.27	11.55	3,377	1.30 [d]	1.30 [d]	2.94 [d]	196
September 30, 2009	8.45	.21	.39	.60	(.30)	(.30)	— [e]	— [e,h]	8.75	7.74	2,594	1.53 [d,i]	1.42 [d]	2.71 [d]	292
September 30, 2008	9.95	.34	(1.53)	(1.19)	(.31)	(.31)	— [e]	—	8.45	(12.28)	3,127	1.40 [d]	1.40 [d]	3.66 [d]	170
September 30, 2007	9.67	.28	.27	.55	(.27)	(.27)	— [e]	—	9.95	5.77	1,251	1.40 [d]	1.40 [d]	2.84 [d]	151
September 30, 2006	9.38	.26 [f]	.34	.60	(.31)	(.31)	— [e]	—	9.67	6.49 [f]	927	1.31 [d,f]	1.31 [d,f]	2.70 [d,f]	133

Class Y
March 31, 2011**	$9.10	.10	.46	.56	(.26)	(.26)	—	—	$9.40	6.26 *	$650,494	.40*	.40*	1.08*	119*
September 30, 2010	8.62	.31	.68	.99	(.51)	(.51)	— [e]	—	9.10	11.85	595,429	.80 [d]	.80 [d]	3.45 [d]	196
September 30, 2009	8.34	.25	.37	.62	(.34)	(.34)	— [e]	— [e,h]	8.62	8.17	539,433	1.03 [d,i]	.92 [d]	3.29 [d]	292
September 30, 2008	9.83	.40	(1.54)	(1.14)	(.35)	(.35)	— [e]	—	8.34	(11.88)	470,161	.90 [d]	.90 [d]	4.30 [d]	170
September 30, 2007	9.57	.33	.25	.58	(.32)	(.32)	— [e]	—	9.83	6.14	463,781	.90 [d]	.90 [d]	3.34 [d]	151
September 30, 2006	9.31	.30 [f]	.31	.61	(.35)	(.35)	— [e]	—	9.57	6.75 [f]	387,395	.81 [d,f]	.81 [d,f]	3.20 [d,f]	133

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

192	193

Financial highlights (Continued)

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to September 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

September 30, 2010	0.02%

September 30, 2009	0.05

September 30, 2008	0.01

September 30, 2007	0.01

September 30, 2006	0.03

e Amount represents less than $0.01 per share.

f Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to $0.01 per share and 0.10% of average net assets for the period ended September 30, 2006.

g Portfolio turnover excludes dollar roll transactions.

h Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (SEC) and Bear, Stearns & Co., Inc. which amounted to less than $0.01 per share outstanding as of May 31, 2009.

i Includes interest accrued in connection with certain terminated derivative contracts, which amounted to 0.11% of average net assets as of September 30, 2009.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 3/31/11 (Unaudited)

Note 1: Significant accounting policies

Putnam Asset Allocation Funds (the Trust), is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the funds), each of which is represented by a separate series of shares of beneficial interest. The Trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively. The funds may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

Prior to August 2, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective August 2, 2010, this redemption fee no longer applies to shares redeemed.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the funds enter into contracts that may include agreements to indemnify another party under given circumstances. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the funds. However, the funds’ management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from October 1, 2010 through March 31, 2011.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the funds’ manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the funds to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), each fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

C) Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Each fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

E) Stripped securities Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. Each fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

G) Futures contracts Each fund uses futures contracts to equitize cash and manage exposure to market risk. The potential risk to each fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the funds’ portfolios. Outstanding number of contracts on futures contracts at the close of the reporting period for each fund are indicative of the volume of activity during the period.

H) Options contracts Each fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own, generate additional income for the portfolio and enhance the return on securities owned. The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Written option contracts outstanding at period end, if any, are listed after the funds’ portfolios. See Note 3 for the volume of written options contracts activity for the reporting period. The funds had average contract amounts of approximately $177,800,000, $187,500,000 and $194,500,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on purchased options contracts for the reporting period.

I) Forward currency contracts Each fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds’ portfolios. The funds had average contract amounts of approximately $788,500,000, $667,800,000 and $295,800,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on forward currency contracts for the reporting period.

J) Total return swap contracts Each fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, manage exposure to specific sectors or industries, gain exposure to specific markets/countries and gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the funds’ portfolios. The funds had average notional amounts of approximately $116,000,000, $104,200,000 and $83,200,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on total return swap contracts for the reporting period.

K) Interest rate swap contracts Each fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds’ portfolios. The funds had average notional amounts of approximately $2,142,300,000, $2,781,900,000 and $2,455,400,000 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on interest rate swap contracts for the reporting period.

L) Credit default contracts Each fund enters into credit default contracts to hedge credit risk, hedge market risk and gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the funds’ portfolios. Outstanding notional amounts on credit default swap contracts at the close of the reporting period for each fund are indicative of the volume of activity during the reporting period.

M) Master agreements Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the funds which cannot be sold or repledged totaled $232,325 and $6,711,474 (for Growth Portfolio and Balanced Portfolio, respectively) at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the funds had net liability positions of $14,423,040, $26,742,403 and $9,672,695 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) on derivative contracts subject to the Master Agreements. Collateral posted by the funds totaled $22,355,978, $33,636,764 and $13,600,453 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively).

N) TBA purchase commitments Each fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

O) TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the funds’ portfolios.

P) Dollar rolls To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Q) Securities lending Each fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the value of securities loaned amounted to $31,004,863, $15,790,937 and $15,696,767 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) and the funds received cash collateral of $31,941,860, $16,306,566 and $16,134,077 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively).

R) Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows each fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

S) Line of credit Each fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the funds had no borrowings against these arrangements.

T) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Each fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At September 30, 2010, the Growth Portfolio, Balanced Portfolio and Conservative Portfolio had capital loss carryovers of $384,103,081, $292,931,908 and $83,707,610, respectively, available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Growth Portfolio

Loss carryover	Expiration

$271,648,791	September 30, 2017

112,454,290	September 30, 2018

Balanced Portfolio

Loss carryover	Expiration

$72,221,236	September 30, 2011

140,792,818	September 30, 2017

79,917,854	September 30, 2018

Conservative Portfolio

Loss carryover	Expiration

$54,487,143	September 30, 2011

1,108,681	September 30, 2016

11,477,221	September 30, 2017

16,634,565	September 30, 2018

Under the recently enacted Regulated Investment Company Modernization Act of 2010, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is as follows:

	Cost	Appreciation

Growth Portfolio	$1,829,086,155	$247,097,447

Balanced Portfolio	1,615,587,697	179,186,131

Conservative Portfolio	1,411,186,215	120,536,163

	Depreciation	Net appreciation

Growth Portfolio	$42,469,565	$204,627,882

Balanced Portfolio	36,700,319	142,485,812

Conservative Portfolio	14,790,064	105,746,099

U) Distributions to shareholders Distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the funds’ fiscal year. Reclassifications are made to the funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

V) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Each fund pays Putnam Management a management fee (based on each fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

Growth Portfolio:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion,
0.515%	of any excess thereafter.

Balanced Portfolio and Conservative Portfolio:

0.680%	of the first $5 billion,
0.630%	of the next $5 billion,
0.580%	of the next $10 billion,
0.530%	of the next $10 billion,
0.480%	of the next $50 billion,
0.460%	of the next $50 billion,
0.450%	of the next $100 billion,
0.445%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2011, to waive fees or reimburse each fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the funds’ expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the funds as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the funds, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of each fund’s assets for which PAC is engaged as sub-adviser.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the funds’ assets are provided by State Street. Custody fees are based on each fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund. Putnam Investor Services, Inc. received fees for investor servicing based on each fund’s retail asset level, the number of shareholder accounts in each fund and the level of defined contribution plan assets in each fund.

Investor servicing fees will not exceed an annual rate of 0.375% of each fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

Each fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The funds also reduced expenses through brokerage/service arrangements. For the reporting period, the funds’ expenses were reduced by $4,688, $3,911 and $3,135 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) under the expense offset arrangements and by $45,337, $22,980 and $13,830 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) under the brokerage/service arrangements.

Each independent Trustee of the funds receives an annual Trustee fee, of which $1,134, $898 and $696 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively), as a quarterly retainer, has been allocated to the funds, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

Each fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the funds who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the funds is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Each fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A	Class M
	net commissions	net commissions

Growth Portfolio	$136,307	$1,710

Balanced Portfolio	100,860	991

Conservative Portfolio	54,051	1,314

	Class B contingent	Class C contingent
	deferred sales charges	deferred sales charges

Growth Portfolio	$78,693	$2,718

Balanced Portfolio	58,322	2,624

Conservative Portfolio	7,492	1,114

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A deferred	Class M deferred
	sales charges	sales charges

Growth Portfolio	$131	$—

Balanced Portfolio	—	—

Conservative Portfolio	—	—

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments were as follows. There were no purchases or proceeds from sales of long-term U.S. government securities.

	Purchases	Sales

Growth Portfolio	$606,569,806	$623,828,986

Balanced Portfolio	759,751,469	759,057,996

Conservative Portfolio	865,770,894	875,484,934

Written option transactions during the reporting period are summarized as follows:

Growth Portfolio

		Written swap option	Written swap option
		contract amounts	premiums received

Written options outstanding at the	USD	339,030,960	$18,384,813
beginning of the reporting period

Options	USD	65,569,829	2,377,413
opened	CHF	53,600,000	58,519

Options	USD	(41,444,400)	(833,551)
exercised

Options	USD	—	—
expired

Options	USD	(101,448,600)	(3,986,477)
closed

Written options outstanding at the	USD	261,707,789	$15,942,198
end of the reporting period	CHF	53,600,000	$58,519

Balanced Portfolio

		Written swap option	Written swap option
		contract amounts	premiums received

Written options outstanding at the	USD	345,334,000	$19,277,569
beginning of the reporting period

Options	USD	77,607,068	2,962,108
opened	CHF	56,200,000	61,358

Options	USD	(35,062,100)	(905,805)
exercised

Options	USD	(7,840,500)	(358,311)
expired

Options	USD	(99,729,200)	(4,045,420)
closed

Written options outstanding at the	USD	280,309,268	$16,930,141
end of the reporting period	CHF	56,200,000	$61,358

Conservative Portfolio

		Written swap option	Written swap option
		contract amounts	premiums received

Written options outstanding at the	USD	331,733,120	$18,429,900
beginning of the reporting period

Options	USD	77,999,233	2,965,212
opened	CHF	61,480,000	67,123

Options	USD	(30,081,500)	(629,965)
exercised

Options	USD	(975,100)	(44,562)
expired

Options	USD	(109,924,600)	(4,459,354)
closed

Written options outstanding at the	USD	268,751,153	$16,261,231
end of the reporting period	CHF	61,480,000	$67,123

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Growth Portfolio

	Six months ended 3/31/11		Year ended 9/30/10

Class A	Shares	Amount	Shares	Amount

Shares sold	5,890,231	$73,314,082	14,449,094	$163,202,063

Shares issued in connection with
reinvestment of distributions	3,413,735	41,374,461	4,262,106	46,456,956

	9,303,966	114,688,543	18,711,200	209,659,019

Shares repurchased	(9,372,374)	(116,447,648)	(21,833,792)	(245,831,755)

Net decrease	(68,408)	$(1,759,105)	(3,122,592)	$(36,172,736)

	Six months ended 3/31/11		Year ended 9/30/10

Class B	Shares	Amount	Shares	Amount

Shares sold	632,478	$7,731,255	1,559,072	$17,363,726

Shares issued in connection with
reinvestment of distributions	400,256	4,795,071	644,681	6,943,215

	1,032,734	12,526,326	2,203,753	24,306,941

Shares repurchased	(2,216,206)	(27,219,975)	(5,577,448)	(61,985,185)

Net decrease	(1,183,472)	$(14,693,649)	(3,373,695)	$(37,678,244)

	Six months ended 3/31/11		Year ended 9/30/10

Class C	Shares	Amount	Shares	Amount

Shares sold	934,370	$11,265,277	1,887,618	$20,593,138

Shares issued in connection with
reinvestment of distributions	311,665	3,655,835	412,343	4,358,469

	1,246,035	14,921,112	2,299,961	24,951,607

Shares repurchased	(1,381,125)	(16,578,891)	(3,017,773)	(32,686,748)

Net decrease	(135,090)	$(1,657,779)	(717,812)	$(7,735,141)

	Six months ended 3/31/11		Year ended 9/30/10

Class M	Shares	Amount	Shares	Amount

Shares sold	121,127	$1,472,664	270,585	$3,020,114

Shares issued in connection with
reinvestment of distributions	79,829	953,962	107,177	1,152,158

	200,956	2,426,626	377,762	4,172,272

Shares repurchased	(422,319)	(5,237,873)	(590,524)	(6,512,217)

Net decrease	(221,363)	$(2,811,247)	(212,762)	$(2,339,945)

	Six months ended 3/31/11		Year ended 9/30/10

Class R	Shares	Amount	Shares	Amount

Shares sold	185,247	$2,264,483	493,166	$5,459,249

Shares issued in connection with
reinvestment of distributions	42,757	510,517	46,175	496,383

	228,004	2,775,000	539,341	5,955,632

Shares repurchased	(147,698)	(1,818,714)	(350,700)	(3,881,158)

Net increase	80,306	$956,286	188,641	$2,074,474

	Six months ended 3/31/11		Year ended 9/30/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	2,397,359	$30,014,223	5,953,053	$67,303,803

Shares issued in connection with
reinvestment of distributions	545,903	6,660,012	910,590	9,989,168

	2,943,262	36,674,235	6,863,643	77,292,971

Shares repurchased	(2,315,588)	(28,859,046)	(14,604,719)	(168,055,072)

Net increase (decrease)	627,674	$7,815,189	(7,741,076)	$(90,762,101)

Balanced Portfolio

	Six months ended 3/31/11		Year ended 9/30/10

Class A	Shares	Amount	Shares	Amount

Shares sold	6,946,700	$76,590,435	12,994,333	$132,158,642

Shares issued in connection with
reinvestment of distributions	2,394,458	25,871,147	4,810,030	48,155,840

	9,341,158	102,461,582	17,804,363	180,314,482

Shares repurchased	(8,661,939)	(95,243,504)	(23,261,768)	(235,300,166)

Net increase (decrease)	679,219	$7,218,078	(5,457,405)	$(54,985,684)

	Six months ended 3/31/11		Year ended 9/30/10

Class B	Shares	Amount	Shares	Amount

Shares sold	596,502	$6,537,134	1,343,801	$13,607,180

Shares issued in connection with
reinvestment of distributions	240,570	2,585,106	562,528	5,590,453

	837,072	9,122,240	1,906,329	19,197,633

Shares repurchased	(1,671,515)	(18,360,543)	(4,394,838)	(44,438,525)

Net decrease	(834,443)	$(9,238,303)	(2,488,509)	$(25,240,892)

	Six months ended 3/31/11		Year ended 9/30/10

Class C	Shares	Amount	Shares	Amount

Shares sold	1,132,190	$12,185,166	1,419,778	$14,165,406

Shares issued in connection with
reinvestment of distributions	220,219	2,331,531	428,450	4,203,890

	1,352,409	14,516,697	1,848,228	18,369,296

Shares repurchased	(1,131,766)	(12,213,007)	(2,620,452)	(26,078,877)

Net increase (decrease)	220,643	$2,303,690	(772,224)	$(7,709,581)

	Six months ended 3/31/11		Year ended 9/30/10

Class M	Shares	Amount	Shares	Amount

Shares sold	134,300	$1,474,646	350,396	$3,558,027

Shares issued in connection with
reinvestment of distributions	53,834	580,239	106,958	1,067,847

	188,134	2,054,885	457,354	4,625,874

Shares repurchased	(441,090)	(4,877,058)	(443,943)	(4,497,150)

Net increase (decrease)	(252,956)	$(2,822,173)	13,411	$128,724

	Six months ended 3/31/11		Year ended 9/30/10

Class R	Shares	Amount	Shares	Amount

Shares sold	174,374	$1,900,153	444,307	$4,444,337

Shares issued in connection with
reinvestment of distributions	27,456	294,711	44,281	440,976

	201,830	2,194,864	488,588	4,885,313

Shares repurchased	(102,811)	(1,130,093)	(330,181)	(3,341,383)

Net increase	99,019	$1,064,771	158,407	$1,543,930

	Six months ended 3/31/11		Year ended 9/30/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	2,478,353	$27,315,459	5,750,504	$58,260,233

Shares issued in connection with
reinvestment of distributions	489,899	5,300,183	1,268,554	12,684,504

	2,968,252	32,615,642	7,019,058	70,944,737

Shares repurchased	(2,168,266)	(23,849,178)	(18,824,786)	(190,751,913)

Net increase (decrease)	799,986	$8,766,464	(11,805,728)	$(119,807,176)

Conservative Portfolio

	Six months ended 3/31/11		Year ended 9/30/10

Class A	Shares	Amount	Shares	Amount

Shares sold	5,255,504	$48,468,587	8,445,962	$74,638,845

Shares issued in connection with
reinvestment of distributions	1,066,760	9,748,875	2,149,894	18,853,605

	6,322,264	58,217,462	10,595,856	93,492,450

Shares repurchased	(5,278,214)	(48,819,007)	(11,017,447)	(97,397,611)

Net increase (decrease)	1,044,050	$9,398,455	(421,591)	$(3,905,161)

	Six months ended 3/31/11		Year ended 9/30/10

Class B	Shares	Amount	Shares	Amount

Shares sold	331,130	$3,040,848	608,032	$5,335,805

Shares issued in connection with
reinvestment of distributions	71,291	646,205	177,296	1,541,081

	402,421	3,687,053	785,328	6,876,886

Shares repurchased	(622,435)	(5,717,494)	(1,520,569)	(13,346,294)

Net decrease	(220,014)	$(2,030,441)	(735,241)	$(6,469,408)

	Six months ended 3/31/11		Year ended 9/30/10

Class C	Shares	Amount	Shares	Amount

Shares sold	664,301	$6,073,648	1,029,626	$9,010,086

Shares issued in connection with
reinvestment of distributions	100,218	906,506	198,458	1,722,164

	764,519	6,980,154	1,228,084	10,732,250

Shares repurchased	(591,542)	(5,427,753)	(1,118,069)	(9,774,922)

Net increase	172,977	$1,552,401	110,015	$957,328

	Six months ended 3/31/11		Year ended 9/30/10

Class M	Shares	Amount	Shares	Amount

Shares sold	103,809	$950,247	188,127	$1,648,954

Shares issued in connection with
reinvestment of distributions	22,374	202,638	49,669	431,402

	126,183	1,152,885	237,796	2,080,356

Shares repurchased	(154,025)	(1,410,773)	(302,021)	(2,640,883)

Net decrease	(27,842)	$(257,888)	(64,225)	$(560,527)

	Six months ended 3/31/11		Year ended 9/30/10

Class R	Shares	Amount	Shares	Amount

Shares sold	87,829	$827,399	162,127	$1,448,117

Shares issued in connection with
reinvestment of distributions	9,724	90,752	17,482	156,135

	97,553	918,151	179,609	1,604,252

Shares repurchased	(71,338)	(676,463)	(111,529)	(998,153)

Net increase	26,215	$241,688	68,080	$606,099

	Six months ended 3/31/11		Year ended 9/30/10

Class Y	Shares	Amount	Shares	Amount

Shares sold	5,461,643	$50,643,827	10,160,729	$89,915,133

Shares issued in connection with
reinvestment of distributions	1,897,822	17,386,789	3,624,724	31,843,671

	7,359,465	68,030,616	13,785,453	121,758,804

Shares repurchased	(3,586,512)	(33,270,400)	(10,956,118)	(96,918,951)

Net increase	3,772,953	$34,760,216	2,829,335	$24,839,853

At the close of the reporting period, a shareholder of record owned 50.7% of the outstanding shares of the Conservative Portfolio.

Note 5: Summary of derivative activity

Growth Portfolio

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$2,906,128	Payables	$1,226,711

Foreign exchange
contracts	Receivables	8,086,628	Payables	1,850,359

	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation /		Unrealized appreciation /
Equity contracts	(depreciation)	9,854,906*	(depreciation)	5,111,398*

Investments,
	Receivables, Net assets —		Payables, Net assets —
Interest rate	Unrealized appreciation /		Unrealized appreciation /
contracts	(depreciation)	8,016,282*	(depreciation)	30,053,494*

Total		$28,863,944		$38,241,962

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging				Forward
instruments				currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$9,589,957	$9,589,957

Foreign exchange
contracts	—	—	—	(8,266,188)	—	(8,266,188)

Equity contracts	—	1,664	58,288,978	—	12,859,202	71,149,844

Interest rate
contracts	(1,483,608)	—	(10,199,360)	—	(12,528,770)	(24,211,738)

Total	$(1,483,608)	$1,664	$48,089,618	$(8,266,188)	$9,920,389	$48,261,875

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging				Forward
instruments				currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(1,163,941)	$(1,163,941)

Foreign exchange
contracts	—	—	—	2,011,795	—	2,011,795

Equity contracts	—	3,308	(6,590,917)	—	(5,837,679)	(12,425,288)

Interest rate
contracts	3,988,525	—	(613,247)	—	23,982,536	27,357,814

Total	$3,988,525	$3,308	$(7,204,164)	$2,011,795	$16,980,916	$15,780,380

Balanced Portfolio

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$3,087,644	Payables	$968,301

Foreign exchange
contracts	Receivables	7,028,648	Payables	2,594,828

Investments,
	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation /		Unrealized appreciation /
Equity contracts	(depreciation)	6,622,933*	(depreciation)	4,294,351*

Investments,
	Receivables, Net assets —		Payables, Net assets —
Interest rate	Unrealized appreciation /		Unrealized appreciation /
contracts	(depreciation)	16,355,852*	(depreciation)	42,299,436*

Total		$33,095,077		$50,156,916

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging				Forward
instruments				currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$7,425,594	$7,425,594

Foreign exchange
contracts	—	—	—	(7,400,460)	—	(7,400,460)

Equity contracts	—	1,664	22,608,986	—	10,681,492	33,292,142

Interest rate
contracts	(1,323,246)	—	(22,203,111)	—	(20,125,402)	(43,651,759)

Total	$(1,323,246)	$1,664	$405,875	$(7,400,460)	$(2,018,316)	$(10,334,483)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging				Forward
instruments				currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(1,229,031)	$(1,229,031)

Foreign exchange
contracts	—	—	—	1,368,957	—	1,368,957

Equity contracts	—	3,258	(3,306,669)	—	(4,885,207)	(8,188,618)

Interest rate
contracts	6,818,530	—	(2,231,210)	—	42,135,908	46,723,228

Total	$6,818,530	$3,258	$(5,537,879)	$1,368,957	$36,021,670	$38,674,536

Conservative Portfolio

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$2,329,219	Payables	$893,244

Foreign exchange
contracts	Receivables	3,059,723	Payables	1,221,929

Investments,
	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation /		Unrealized appreciation /
Equity contracts	(depreciation)	3,359,768*	(depreciation)	3,454,258*

Investments,
	Receivables, Net assets —		Payables, Net assets —
Interest rate	Unrealized appreciation /		Unrealized appreciation /
contracts	(depreciation)	14,353,671*	(depreciation)	24,963,430*

Total		$23,102,381		$30,532,861

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging				Forward
instruments				currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$5,687,198	$5,687,198

Foreign exchange
contracts	—	—	—	(5,123,985)	—	(5,123,985)

Equity contracts	—	1,664	(17,052,145)	—	7,691,785	(9,358,696)

Interest rate
contracts	(1,657,680)	—	(23,133,162)	—	(24,519,266)	(49,310,108)

Total	$(1,657,680)	$1,664	$(40,185,307)	$(5,123,985)	$(11,140,283)	$(58,105,591)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives
not accounted
for as hedging				Forward
instruments				currency
under ASC 815	Options	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(908,674)	$(908,674)

Foreign exchange
contracts	—	—	—	1,727,571	—	1,727,571

Equity contracts	—	2,163	1,245,156	—	(3,508,992)	(2,261,673)

Interest rate
contracts	5,597,465	—	(425,005)	—	44,971,195	50,143,655

Total	$5,597,465	$2,163	$820,151	$1,727,571	$40,553,529	$48,700,879

Note 6: Investment in Putnam Money Market Liquidity Fund

Each fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the funds are recorded as interest income in the Statement of operations and totaled $270,488, $229,269 and $209,563 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated as follows:

	Cost of purchases	Proceeds of sales

Growth Portfolio	$490,913,155	$476,644,610

Balanced Portfolio	484,814,072	469,077,964

Conservative Portfolio	324,852,474	393,836,717

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 9: Market and credit risk

In the normal course of business, the funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The funds may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Value
Growth Opportunities Fund	Convertible Securities Fund
International Growth Fund	Prior to September 30, 2010, the fund was known as
Prior to January 1, 2010, the fund was known as	Putnam Convertible Income-Growth Trust
Putnam International New Opportunities Fund	Equity Income Fund
Multi-Cap Growth Fund	George Putnam Balanced Fund
Prior to September 1, 2010, the fund was known as	Prior to September 30, 2010, the fund was known as
Putnam New Opportunities Fund	The George Putnam Fund of Boston
Small Cap Growth Fund	The Putnam Fund for Growth and Income
Voyager Fund	International Value Fund
Prior to January 1, 2010, the fund was known as
Blend	Putnam International Growth and Income Fund
Asia Pacific Equity Fund	Multi-Cap Value Fund
Capital Opportunities Fund	Prior to September 1, 2010, the fund was known as
Capital Spectrum Fund	Putnam Mid Cap Value Fund
Emerging Markets Equity Fund	Small Cap Value Fund
Equity Spectrum Fund
Europe Equity Fund	Income
Global Equity Fund	American Government Income Fund
International Capital Opportunities Fund	Diversified Income Trust
International Equity Fund	Floating Rate Income Fund
Investors Fund	Global Income Trust
Multi-Cap Core Fund	High Yield Advantage Fund
Research Fund	High Yield Trust
Income Fund
Money Market Fund*
U.S. Government Income Trust

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Tax-free income	Asset allocation
AMT-Free Municipal Fund	Income Strategies Fund
Tax Exempt Income Fund	Putnam Asset Allocation Funds — three
Tax Exempt Money Market Fund*	investment portfolios that spread your
Tax-Free High Yield Fund	money across a variety of stocks, bonds,
and money market investments.
State tax-free income funds:
Arizona, California, Massachusetts, Michigan,	The three portfolios:
Minnesota, New Jersey, New York, Ohio,	Asset Allocation: Balanced Portfolio
and Pennsylvania	Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio
Absolute Return
Absolute Return 100 Fund	Putnam RetirementReady®
Absolute Return 300 Fund	Putnam RetirementReady Funds — 10
Absolute Return 500 Fund	investment portfolios that offer diversifi-
Absolute Return 700 Fund	cation among stocks, bonds, and money
market instruments and adjust to become
Global Sector	more conservative over time based on a
Global Consumer Fund	target date for withdrawing assets.
Global Energy Fund
Global Financials Fund	The 10 funds:
Global Health Care Fund	Putnam RetirementReady 2055 Fund
Global Industrials Fund	Putnam RetirementReady 2050 Fund
Global Natural Resources Fund	Putnam RetirementReady 2045 Fund
Global Sector Fund	Putnam RetirementReady 2040 Fund
Global Technology Fund	Putnam RetirementReady 2035 Fund
Global Telecommunications Fund	Putnam RetirementReady 2030 Fund
Global Utilities Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund
Putnam RetirementReady Maturity Fund

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Charles B. Curtis	Mark C. Trenchard
Putnam Investment	Robert J. Darretta	Vice President and
Management, LLC	Paul L. Joskow	BSA Compliance Officer
One Post Office Square	Kenneth R. Leibler
Boston, MA 02109	Robert E. Patterson	Francis J. McNamara, III
	George Putnam, III	Vice President and
Investment Sub-Manager	Robert L. Reynolds	Chief Legal Officer
Putnam Investments Limited	W. Thomas Stephens
57–59 St James’s Street		James P. Pappas
London, England SW1A 1LD	Officers	Vice President
Robert L. Reynolds
Investment Sub-Advisor	President	Judith Cohen
The Putnam Advisory		Vice President, Clerk and
Company, LLC	Jonathan S. Horwitz	Assistant Treasurer
One Post Office Square	Executive Vice President,
Boston, MA 02109	Principal Executive	Michael Higgins
	Officer, Treasurer and	Vice President, Senior Associate
Marketing Services	Compliance Liaison	Treasurer and Assistant Clerk
Putnam Retail Management
One Post Office Square	Steven D. Krichmar	Nancy E. Florek
Boston, MA 02109	Vice President and	Vice President, Assistant Clerk,
	Principal Financial Officer	Assistant Treasurer and
Custodian		Proxy Manager
State Street Bank	Janet C. Smith
and Trust Company	Vice President, Assistant	Susan G. Malloy
	Treasurer and Principal	Vice President and
Legal Counsel	Accounting Officer	Assistant Treasurer
Ropes & Gray LLP
Beth S. Mazor
Trustees	Vice President
John A. Hill, Chairman
Jameson A. Baxter,	Robert R. Leveille
Vice Chairman	Vice President and
Ravi Akhoury	Chief Compliance Officer
Barbara M. Baumann

This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The funds’ Statement of Additional Information contains additional information about the funds’ Trustees and is available without charge upon request by calling 1-800-225-1581.

INVESTING FOR OVER 70 YEARS

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

SA060
266996 5/11

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: May 27, 2011

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: May 27, 2011